Unique ID	Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Fitch Final Compliance Grade	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
812501038	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MA	10/XX/2005	Refinance	Primary	XXX	$XXX
812500012	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

*** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2
											B	Yes	Yes	Final HUD1	ME	9/XX/2003	Refinance	Primary	XXX	$XXX
812501034	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
812501041	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	MA	8/XX/2005	Purchase	Primary	XXX	$XXX
812501029	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2008	Purchase	Primary	XXX	$XXX
812500365	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	OK	11/XX/2006	Refinance	Primary	XXX	$XXX
812501030	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/31: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	VA	4/XX/2006	Refinance	Primary	XXX	$XXX
812501044	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/11: Appraisal not provided.	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/10: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	AL	8/XX/2006	Refinance	Primary	XXX	$XXX
812501027	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
812501031	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/28: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	GA	4/XX/2008	Refinance	Primary	XXX	$XXX
812500364	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/07: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	SC	12/XX/2006	Refinance	Primary	XXX	$XXX
812500013	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2017/XX/28: State of NY has a 2% maximum late charge, note calls for 5%	B	Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
812501035	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
812500014	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/21: TIL itemization did not disclose a Settlement  fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
812500015	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	11/XX/2001	UTD	UTD	XXX	$XXX
812500016	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2017/XX/07: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2017/XX/22: Appraisal Not Provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	CT	8/XX/2007	Refinance	Primary	XXX	$XXX
812500360	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											D	Yes	No	Missing	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
812500363	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999. - EV2
											B	No	Yes	Final HUD1	TN	7/XX/1999	Purchase	Primary	XXX	$XXX
812500361	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	SC	11/XX/2004	Refinance	Primary	XXX	$XXX
812500362	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CO	7/XX/2003	UTD	Primary	XXX	$XXX
812501059	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MA	5/XX/2006	Refinance	Primary	XXX	$XXX
812501026	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
812500027	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2005	Refinance	Primary	XXX	$XXX
812500030	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	IN	8/XX/2008	Purchase	Primary	XXX	$XXX
812500037	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
812500789	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2004	Purchase	Primary	XXX	$XXX
812500790	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	WV	12/XX/2005	Refinance	Primary	XXX	$XXX
812500791	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	11/XX/2007	Refinance	Primary	XXX	$XXX
812500792	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/26: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
812500793	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/02: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
812500788	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
812500052	XXX	XXX	XXX	2		*** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
812501040	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/12: Index source indicates the Index used was 3.79%. The closest Index available in our look-back period is 4.11%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/12: Index source indicates the Index used was 3.79%. The closest Index available in our look-back period is 4.11%.
											B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
812501058	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/17: Appraisal not provided	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	MD	6/XX/1999	Purchase	Primary	XXX	$XXX
812501033	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	NC	11/XX/2005	Refinance	Primary	XXX	$XXX
812500058	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/15: TIL itemization did not disclose the $XXX escrow fee or the $XXX tax cert fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	TX	8/XX/1997	Refinance	Primary	XXX	$XXX
812500059	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/15: 5% late charge exceeds 2% maximum allowed per state (NY)	B	Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
812501042	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/30: Under disclosure is due to the lender utilizing an index value of 3.94% per the Approval, however the lowest index value available in the lookback period is 4.49%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/30: Under disclosure is due to the lender utilizing an index value of 3.94% per the Approval, however the lowest index value available in the lookback period is 4.49%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
812501043	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
812501050	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
COMMENT: 2019/XX/07: Prepayment penalty expired.  Prepayment penalty prohibited per state (NJ).
											B	Yes	Yes	Final HUD1	NJ	8/XX/2006	Refinance	Primary	XXX	$XXX
812501051	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/06: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.
											B	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
812501052	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Under disclosure is due to the lender utilizing an index value of 4.65% per the loan approval, however the lowest index value available in the lookback period is 4.73%.
											B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
812501074	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/07: Under disclosure is due to the lender utilizing an index value of 4.110% per the approval, however the lowest index value available in the lookback period is 4.6%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/07: Under disclosure is due to the lender utilizing an index value of 4.110% per the approval, however the lowest index value available in the lookback period is 4.6%
											B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
812501056	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
812501057	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812500088	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
											B	Yes	No	HELOC Agreement	GA	8/XX/2007	Refinance	Primary	XXX	$XXX
812500094	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	NJ	6/XX/2010	Purchase	Primary	XXX	$XXX
812500062	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/04: File does not contain either Preliminary or Final Title	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
											D	No	No	Missing	SC	3/XX/2006	Refinance	Primary	XXX	$XXX
812500085	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/15: File does not contain either Preliminary or Final Title	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NY	8/XX/2003	UTD	UTD	XXX	$XXX
812500086	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/19: File does not contain either Preliminary or Final Title	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
											B	No	No	HELOC Agreement	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
812500090	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/05: File does not contain either Preliminary or Final Title	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	Yes	Yes	HELOC Agreement	MA	7/XX/2002	Refinance	Primary	XXX	$XXX
812500091	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/05: File does not contain either Preliminary or Final Title	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	Yes	Yes	HELOC Agreement	MA	9/XX/2002	Refinance	Primary	XXX	$XXX
812500112	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
812500111	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	5/XX/2006	Refinance	Investment	XXX	$XXX
812501075	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NV	6/XX/2007	Refinance	Primary	XXX	$XXX
812501071	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2013	Refinance	Primary	XXX	$XXX
812500105	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 - EV3		1			A	Yes	Yes	Final HUD1	NH	10/XX/2013	Refinance	Primary	XXX	$XXX
812501072	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	7/XX/2008	Purchase	Primary	XXX	$XXX
812500102	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
											B	No	Yes	Final HUD1	MS	3/XX/2007	Purchase	Primary	XXX	$XXX
812500108	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MI	5/XX/2007	Refinance	Primary	XXX	$XXX
812500104	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
											B	No	Yes	Final HUD1	PA	8/XX/2007	Purchase	Primary	XXX	$XXX
812501069	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	No	Yes	Final HUD1	AL	7/XX/2008	Purchase	Primary	XXX	$XXX
812501064	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	OK	12/XX/2006	Refinance	Primary	XXX	$XXX
812501065	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/23: Itemization of Amount Financed does not include  $XXX portion atty fee in the Prepaid Finance Charges.
											B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Purchase	Primary	XXX	$XXX
812500106	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2014 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	LA	4/XX/2014	Refinance	Primary	XXX	$XXX
812500100	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	AZ	7/XX/2003	Refinance	Primary	XXX	$XXX
812501061	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: TIL Itemization did not disclose a Courier fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	DE	12/XX/2003	Refinance	Primary	XXX	$XXX
812501063	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/2005	Refinance	Primary	XXX	$XXX
812500103	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
812501067	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2007	Purchase	Primary	XXX	$XXX
812501068	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	NJ	4/XX/2008	Refinance	Primary	XXX	$XXX
812500107	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	7/XX/2001	Refinance	Primary	XXX	$XXX
812500096	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2000. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/25: TIL itemization did not disclose a courier fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	KY	1/XX/2001	Refinance	Primary	XXX	$XXX
812500097	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
											B	Yes	Yes	Final HUD1	TX	7/XX/2002	Refinance	Primary	XXX	$XXX
812500098	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2002	Refinance	Primary	XXX	$XXX
812500099	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2003	Purchase	Primary	XXX	$XXX
812501060	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2003	Purchase	Primary	XXX	$XXX
812501062	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Unable to determine cause of under disclosure due to missing itemization of amount financed,
											B	No	Yes	Final HUD1	WI	4/XX/2004	Purchase	Primary	XXX	$XXX
812500101	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: TIL itemization did not disclose a settlement fee of $XXX a courier fee of $XXX or a wire fee of $XXX as prepaid finance charges. TIL itemization disclosed non-prepaid finance doc prep charges in the amount of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	WI	12/XX/2004	Refinance	Primary	XXX	$XXX
812501066	XXX	XXX	XXX	2				2
*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
812501070	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2012. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	KY	7/XX/2012	Refinance	Primary	XXX	$XXX
812500109	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
											B	No	Yes	Final HUD1	AZ	5/XX/2007	Purchase	Primary	XXX	$XXX
812501073	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	3/XX/2009	Purchase	Primary	XXX	$XXX
812500116	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/10: $XXX late charge exceeds $XXX maximum per state (AL)).

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/10: Prepayment Penalty is expired.  Prohibited per state (AL).
											B	No	Yes	Final HUD1	AL	11/XX/2006	Purchase	Primary	XXX	$XXX
812500117	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: Under disclosure is due to the lender utilizing an index value of 2.865% per the rate lock, however the lowest index value available in the lookback period is 3.0192%.

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.
COMMENT: 2019/XX/11: PPP expired.  A prepayment penalty of 2% may be charged per state - VA.  Note states a penalty of 6 months interest (4.975%).  Lender is XXX
											B	No	Yes	Final HUD1	VA	8/XX/2005	Purchase	Primary	XXX	$XXX
812501047	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AL	11/XX/2005	Purchase	Primary	XXX	$XXX
812500138	XXX	XXX	XXX	2		*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL payment stream is blank. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2
											B	No	Yes	Final HUD1	MD	7/XX/2008	Purchase	Primary	XXX	$XXX
812500131	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
COMMENT: 2019/XX/15: PPP expired. PPP of 3 years confirms CA limit of 6 months interest on the amount prepaid in excess of 20% of the original amount. XXX
											B	Yes	Yes	Final HUD1	CA	3/XX/2003	Refinance	Primary	XXX	$XXX
812500132	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
											B	No	Yes	Final HUD1	MD	1/XX/2007	Construction-Permanent	Primary	XXX	$XXX
812500054	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/1998 which is 30 days prior to the note date. - EV2

*** (OPEN) (Missing Data) Appraised Value - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information. - EV2

*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2016/XX/29: File only contains Note, Mortgage, and Title. Unable to perform compliance testing due to missing documents. Review completed as Primary Refinance.

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/1998 which is 30 days prior to the note date.
COMMENT: 2016/XX/20: Unable to perform testing due to missing HUD
											D	Yes	No	Missing	FL	4/XX/1998	Refinance	Primary	XXX	$XXX
812500144	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
812500045	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	CA	3/XX/2004	Refinance	Investment	XXX	$XXX
812500046	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/16: Under disclosure is due to the lender utilizing an index value of 2.890% per the Approval, however the lowest index value available in the lookback period is 2.970%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
812500049	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/17: Unable to determine fee portion of under disclosure due to itemization of amount financed reflecting prepaid finance charge as a lump sum. Payment stream portion  is due to the lender utilizing an index value of 4.690% per the Approval, however the lowest index value available in the lookback period is 4.73%.
											B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
812500050	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/18: Under disclosure is due to the lender utilizing an index value of 5.266% per the approval, however the lowest index value available in the look back period is 5.30083%
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
812500047	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/16: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval, however the lowest index value available in the lookback period is 3.66%.
											B	Yes	Yes	Final HUD1	AZ	5/XX/2006	Refinance	Primary	XXX	$XXX
812500150	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	8/XX/1995	Purchase	Primary	XXX	$XXX
812500151	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.
											B	Yes	Yes	Final HUD1	IL	12/XX/1995	Refinance	Primary	XXX	$XXX
812500152	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	10/XX/1998	Refinance	Primary	XXX	$XXX
812500153	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	NC	5/XX/1999	Purchase	Primary	XXX	$XXX
812500154	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/19: Unable to determine under disclosure due to missing Itemization of Finance Charges.
											B	No	Yes	Final HUD1	OH	2/XX/2001	Purchase	Primary	XXX	$XXX
812500156	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OK	3/XX/2002	UTD	UTD	XXX	$XXX
812500155	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	4/XX/2002	Refinance	UTD	XXX	$XXX
812500157	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	7/XX/2002	UTD	UTD	XXX	$XXX
812500158	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	SC	5/XX/2003	Purchase	Primary	XXX	$XXX
812500163	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	IL	9/XX/2003	Purchase	Primary	XXX	$XXX
812500159	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TN	10/XX/2003	Purchase	Primary	XXX	$XXX
812500160	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Payment stream portion of underdisclosure is due to lender's final TIL not reflecting MI premiums in monthly payments.  Unable to determine fee portion of underdisclosure due to missing final Itemization of Amount Financed.
											B	No	Yes	Final HUD1	IN	5/XX/2004	Purchase	Primary	XXX	$XXX
812500164	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2004 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	WI	7/XX/2004	Purchase	Primary	XXX	$XXX
812500165	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	8/XX/2005	Purchase	Primary	XXX	$XXX
812500161	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NC	4/XX/2008	Refinance	Investment	XXX	$XXX
812500162	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2012	Refinance	Primary	XXX	$XXX
812500178	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MO	6/XX/2003	Refinance	Primary	XXX	$XXX
812500183	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	LA	6/XX/2001	Refinance	Primary	XXX	$XXX
812500187	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2005	Refinance	Primary	XXX	$XXX
812500188	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	12/XX/2004	Refinance	Primary	XXX	$XXX
812500186	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AZ	12/XX/2002	Refinance	Primary	XXX	$XXX
812500181	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2002	Refinance	Primary	XXX	$XXX
812500198	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX - EV2

*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2
							*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2020/XX/21: Missing evidence of title	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5852586) - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
COMMENT: 2020/XX/21: Missing Final HUD-1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2020/XX/17: Rate lock is missing from file

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2014 used as disbursement date for compliance testing.
COMMENT: 2020/XX/17: File is missing HUD 1

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
COMMENT: 2020/XX/18: No value provided within the file.  UW analysis, states valuation was waived

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2020/XX/17: Document not provided within 3 days of closing

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2020/XX/21: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges.  TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5852586)
COMMENT: 2020/XX/17: File is missing a V VOE to verify dates of employment.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
COMMENT: 2020/XX/17: Borrower not provided with list of service providers.

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
COMMENT: 2020/XX/17: Missing initial GFE

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2020/XX/17: Creditor did not provide HUD Settlement Cost Booklet.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2020/XX/21: Missing disclsoure

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2020/XX/17: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
COMMENT: 2020/XX/21: Missing Initial TIL
											D	Yes	No	Missing	AL	11/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Higher Priced QM
812500201	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: $XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2

*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2020/XX/21: Missing FEMA inspection, for XXX.

*** (OPEN) Final Title Policy is missing. No evidence of title in file.
COMMENT: 2020/XX/21: Missing any evidence of title.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2020/XX/21: The rate lock confirmation is missing.

*** (OPEN) Missing Document: Flood Certificate not provided
COMMENT: 2020/XX/21: Missing evidence of the Flood Cert.

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/25: Re tested to Non Guides

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/25: Re tested to Non Guides

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2026/XX/25: Re tested to Non Guides

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
COMMENT: 2020/XX/21: Mortgagee clause is missing.

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 137.00, Credit Report: Original // Public Record Type: Collections / Balance: XXX
COMMENT: 2020/XX/21: Missing guidelines.  Unable to determine collection requirements.

*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses:
COMMENT: 2020/XX/21: Missing evidence of Homestead exemption Waiver.
								2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.09092% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2016) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Funds to Close/Cash On Hand) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.98391%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 599, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5865730) - EV1

*** (CLEARED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2016) - EV1

*** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2016) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV1

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
COMMENT: 2020/XX/21: Missing physical inspection.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2020/XX/21: Missing rate lock confirmation.

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2016 used as disbursement date for compliance testing.
COMMENT: 2020/XX/21: The disbursement date was not reported.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2020/XX/21: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges.  TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2020/XX/21: List of counseling organizations was not provided.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2020/XX/21: Missing appraisal and guidelines fail Safe Harbor.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/20/2016)
COMMENT: 2020/XX/21: Page 2 of CD shows No Escrows.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XX/20/2016)
COMMENT: 2020/XX/21: Page 2 of CD shows No Escrows.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XX/20/2016)
COMMENT: 2020/XX/21: No seller fees were reported.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/20/2016)
COMMENT: 2020/XX/21: Without escrows charged, $XXX should be the Non-escrowed costs.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2016)
COMMENT: 2020/XX/21: Escrow disclosure and page 1 match, page 4.
 But, page 2 of CD shows No Escrows.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2026/XX/25: Guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Funds to Close/Cash On Hand)
COMMENT: 2026/XX/25: A $XXX money order was provided, for closing.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.98391%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 599, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2026/XX/25: Guidelines were not provided.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2026/XX/25: Missing 24 months consecutive history caused ATR issue.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5865730)
COMMENT: 2026/XX/25: Missing 24 consecutive months income.

*** (CLEARED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2016)
COMMENT: 2026/XX/25: Page 2 of CD shows No Escrows, but there are escrows set up.

*** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2016)
COMMENT: 2026/XX/25: Page 2 of CD shows No Escrows, but there are escrows set up.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
COMMENT: 2026/XX/25: ATR failure due to employment history less than 24 consecutive months.
											B	Yes	No		TX	6/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500203	XXX	XXX	XXX	3	3
*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3

*** (OPEN) Payment Shock exceeds credit guidelines. - EV3

*** (OPEN) Miscellaneous Credit (Non-Material): - EV2

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX - EV2

*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2

*** (OPEN) Unable to Determine if Subject Property is  XXX Owned due to missing Appraisal and Title documentation. - EV2
							*** (OPEN) Miscellaneous Credit (Non-Material): COMMENT: 2020/XX/19: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes	3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM. - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2018 used as disbursement date for compliance testing. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5858871) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018) - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5858871)
COMMENT: 2020/XX/18: Missing a valid VVOE or WVOE

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/10/XX/2018)
COMMENT: 2020/XX/18: Escrow information was not provided on final CD

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018)
COMMENT: 2020/XX/18: Sellers fees were not listed on the final CD

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/10/XX/2018)
COMMENT: 2020/XX/18: Escrow information was not provided on final CD

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018)
COMMENT: 2020/XX/18: Escrow information was not provided on final CD

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018)
COMMENT: 2020/XX/18: Escrow information was not provided on final CD
											C	Yes	No		TX	10/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Higher Priced QM
812500140	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2016/XX/01: File only contains Note, Mortgage and Title Policy.  Insufficient information to determine purpose or occupancy.   Compliance testing not completed.
											D		No	Missing	PA	4/XX/1996			XXX	$XXX
812500055	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Refinance	Primary	XXX	$XXX
812500206	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	4/XX/2000	Refinance	Primary	XXX	$XXX
812500195	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MI	6/XX/2005	UTD	UTD	XXX	$XXX
812500202	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.96055% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.96055% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2020/XX/11: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes.
											D	No	No	Missing	AL	10/XX/2012	Purchase	Primary	XXX	$XXX
812500204	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.94221% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.94221% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2020/XX/11: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes.
											D	No	No	Missing	AL	7/XX/2012	Purchase	Primary	XXX	$XXX
812500208	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	7/XX/2007	Purchase	Primary	XXX	$XXX
812500209	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (CLEARED) Pending Internal Customer Final Collateral Package Review - EV1	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2020/XX/20: Purchase transaction, Lender approved loan using previous owners 2019 property taxes ($XXX/month). However, CD reflects the 2020 tax rate based on borrowers Assessed Value ($XXX). DTI exceeds 43% due to recalculated property taxes for borrower on final CD. Lender to provide explaination of lower taxes used to qualify and higher taxes held in escrow.	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.61944% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .61944%). - EV2

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.28842% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.61944% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .61944%). - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2020/XX/24: Loan Designation updated from SHQM to Non-QM.

*** (WAIVED) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.61944% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .61944%).
COMMENT: 2020/XX/24: Designation updated to Non-QM from SHQM.

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.28842% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2020/XX/20: Failed QM due to exceeding DTI maximum of 43%.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2020/XX/20: Designation updated to Non-QM from SHQM. Missing Non-QM guidelines allowing DTI to exceed 43%.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2020/XX/19: Failed QM due to exceeding DTI maximum of 43%.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2020/XX/20: Purchase transaction, Lender approved loan using previous owners 2019 property taxes ($XXX/month).  However, CD reflects the 2020 tax rate based on borrowers Assessed Value ($XXX).  DTI exceeds 43% due to recalculated property taxes for borrower on final CD.  Lender to provide explaination of lower taxes used to qualify and higher taxes held in escrow.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2020/XX/19: Failed QM due to exceeding DTI maximum of 43%.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.61944% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .61944%).
COMMENT: 2020/XX/19: Points and fees exceed max allowed.  Please provide the undiscounted rate and undiscounted price to determine bona fide points.
											B	Yes	No		TX	9/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500212	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/02: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	NC	9/XX/2007	Refinance	Primary	XXX	$XXX
812500210	XXX	XXX	XXX	3	3
*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents) - EV3

*** (OPEN) FHA MIP Error:  Missing evidence of case number assignment date. - EV3

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2019/XX/20: The provided FHA - Final HUD Addendum to the Loan Application 92900-A Document is non-compliant due to the document not being signed by the Lender & MLO. Please provide a corrected FHA - Final HUD Addendum to the Loan Application 92900-A Document  fully executed by all parties along with proof of delivery to all borrower(s)  that are currently missing from the file.

*** (OPEN) FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
COMMENT: 2019/XX/20: Please provide a copy of the FHA - Informed Choice Disclosure  fully executed by all borrower(s) Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

*** (OPEN) FHA MIP Error:  Missing evidence of case number assignment date.
COMMENT: 2019/XX/20: Unable to determine the FHA MIP Case Number Assignment Date due to the  FHA - Case # Assignment document missing. Please provide the fully executed FHA - Case # Assignment document for this loan.

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2019/XX/20: Please provide a copy of the Initial HUD Addendum to the Loan Application 92900-A  Disclosure  fully executed by all borrower(s), Lenders and required parties Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2019/XX/20: The provided FHA - Important Notice to Homebuyer (92900-B)  document was not delivered  to the borrower timely. Please provide a copy of the Initial  FHA - Important Notice to Homebuyer (92900-B)  fully executed by all parties Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.
								2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77181) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7306) - EV2

*** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2017) - EV1

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1

*** (WAIVED) TRID Interim Closing Disclosure Esign Consent Agreement Timing: ESIGN Act - Closing Disclosure provided on 12/XX/2017 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/12/XX/2017) - EV1

*** (WAIVED) TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure. - EV1

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2019/XX/20: The file did not contain a Loan Estimate or the Right to Receive a Copy of the Appraisal dated within three days of the application.

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
COMMENT: 2019/XX/20: Please provide evidence of  the  FHA - Case # Assignment document currently missing from the file.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2019/XX/20: Please provide a copy of the Initial List of Homeownership Counseling Organizations along with proof of delivery to all borrower(s) to verify it was provided to applicant within three (3) business days of application that is currently missing from the file.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2019/XX/20: Missing Loan Estimate (LE) Documents. Please provide all associated Loan Estimate (LE) disclosures along with proof of delivery to all Borrower(s)  within TRID Timing Compliance Guidelines and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183)
COMMENT: 2019/XX/20: Please provide copies of all Loan Estimates

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77181)
COMMENT: 2019/XX/20: Please provide a copies of all Loan Estimates.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)
COMMENT: 2019/XX/20: Please provide copies of all Loan Estimates

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7306)
COMMENT: 2019/XX/20: Please provide copies of all Loan Estimates

*** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2017)
COMMENT: 2019/XX/12: The zero tolerance fees are in excess of what the legal tolerance is shown on the final CD.

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
COMMENT: 2020/XX/15: Please provide Proof of delivery to Borrower(s) within 3 Business days of the Loan Application Date and Copy of  the Initial Home Loan Toolkit Disclosure document that is currently missing from the file.

*** (WAIVED) TRID Interim Closing Disclosure Esign Consent Agreement Timing: ESIGN Act - Closing Disclosure provided on 12/XX/2017 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/12/XX/2017)
COMMENT: 2019/XX/12: The Closing Disclosure was electronically signed 12/XX/17 and the E-Sign Consent form showed the borrower consented 12/XX/17.

*** (WAIVED) TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure.
COMMENT: 2019/XX/12: Missing Servicing Disclosure document. Please provide copy of the Fully Executed Servicing Disclosure along with proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.
											B	Yes	No		IL	12/XX/2017	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812500211	XXX	XXX	XXX	2				2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	MN	5/XX/2009	Refinance	Primary	XXX	$XXX
812500359	XXX	XXX	XXX	2	1	*** (CLEARED) Pending Internal Customer Final Collateral Package Review - EV1		2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/04: Loan designation re-stated to Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/04: Loan designation failure due to QM failure.  Due to incomplete income information: lease agreements for rental properties.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/04: Failed QM due to missing the required lease agreement.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/04: Failed QM due to missing the required lease agreement.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/04: Failed QM due to missing the required lease agreement.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/04: Failed QM due to missing the required lease agreement.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/04: Failed QM due to missing the required lease agreement.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2021/XX/02: Appraisal Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		FL	12/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500374	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	OK	11/XX/2005	Purchase	Investment	XXX	$XXX
812500373	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.  Under disclosure appears to be fee related.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/27: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	GA	7/XX/2009	Refinance	Primary	XXX	$XXX
812500379	XXX	XXX	XXX	2	1			2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/20: Loan re-designated per client directive.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/20: Failure due to incomplete income documentation for negative income.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2021/XX/20: Missing balance sheet.

*** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021)
COMMENT: 2021/XX/16: Calculated finance charge is $XXX and Closing Disclosure Finance Charge is $XXX.
											B	Yes	No		NY	1/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500380	XXX	XXX	XXX	2	1	*** (CLEARED) Pending Internal Customer Final Collateral Package Review - EV1		2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7228428) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/08: Loan designation restated to Non-QM from SHQM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/08: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7228428)
COMMENT: 2021/XX/08: According to the final 1003, the co-borrower was previously self-employed through the borrower's sole proprietorship.  However, there was nothing found in the file to document this.
											B	Yes	No		CA	1/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500299	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IL	7/XX/2006	Refinance	Primary	XXX	$XXX
812500320	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	2/XX/2008	Refinance	Primary	XXX	$XXX
812500292	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	AL	8/XX/2005	Refinance	Primary	XXX	$XXX
812500327	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/04: The itemization of amount financed did not include the attorney fee of $XXX and courier fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
812500224	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	GA	6/XX/1997	Purchase	Primary	XXX	$XXX
812500219	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	NY	6/XX/1995	Refinance	Primary	XXX	$XXX
812500328	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	Yes	Yes	Final HUD1	FL	5/XX/2009	Refinance	Primary	XXX	$XXX
812500325	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2008	Refinance	Primary	XXX	$XXX
812500324	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TN	7/XX/2008	Purchase	Primary	XXX	$XXX
812500326	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2008	Refinance	Primary	XXX	$XXX
812500321	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	4/XX/2008	Refinance	Primary	XXX	$XXX
812500312	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/21: TIL itemization did not disclose a recording service fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	KS	8/XX/2007	Refinance	Primary	XXX	$XXX
812500303	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/05: Under disclosure due to TIL reflecting MI dropping off after 142 months and final audit reflects MI dropping off after 156 months.
											B	Yes	Yes	Final HUD1	NY	12/XX/2006	Purchase	Primary	XXX	$XXX
812500353	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	9/XX/2006	Refinance	Primary	XXX	$XXX
812500351	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	TX	10/XX/2005	Purchase	Primary	XXX	$XXX
812500291	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	6/XX/2005	Purchase	Primary	XXX	$XXX
812500317	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	MD	5/XX/2005	Refinance	Primary	XXX	$XXX
812500288	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NM	3/XX/2005	Purchase	Primary	XXX	$XXX
812500285	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		D	Yes	Yes	Estimated HUD1	FL	2/XX/2005	Refinance	Primary	XXX	$XXX
812500284	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	UT	12/XX/2004	Refinance	Primary	XXX	$XXX
812500348	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	9/XX/2004	Purchase	Primary	XXX	$XXX
812500282	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	NV	9/XX/2004	Refinance	Primary	XXX	$XXX
812500278	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
812500279	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2004	Refinance	Primary	XXX	$XXX
812500345	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	11/XX/2003	UTD	UTD	XXX	$XXX
812500271	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/03: Fees are under disclosed $XXX.  Itemization not provided.  Unable to verify the reason for the under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NC	10/XX/2003	Refinance	Primary	XXX	$XXX
812500270	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	SC	4/XX/2003	Construction-Permanent	Primary	XXX	$XXX
812500268	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	Yes	Yes	Final HUD1	IN	8/XX/2003	Refinance	Primary	XXX	$XXX
812500276	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	No	Yes	Final HUD1	MI	7/XX/2003	Construction-Permanent	Primary	XXX	$XXX
812500264	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	SC	3/XX/2003	UTD	Primary	XXX	$XXX
812500343	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	3/XX/2003	Refinance	Primary	XXX	$XXX
812500262	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2002	Refinance	Primary	XXX	$XXX
812500257	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	9/XX/2002	Purchase	Primary	XXX	$XXX
812500259	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	9/XX/2002	Refinance	Primary	XXX	$XXX
812500263	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AL	8/XX/2002	Refinance	Primary	XXX	$XXX
812500246	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2001	Refinance	Primary	XXX	$XXX
812500243	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	GA	3/XX/2001	Purchase	Primary	XXX	$XXX
812500240	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	PA	2/XX/2001	Purchase	Primary	XXX	$XXX
812500241	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/28: Unable to determine under disclosure under disclosure due to missing Itemization of amount financed.
											B	Yes	Yes	Final HUD1	NC	1/XX/2001	Refinance	Primary	XXX	$XXX
812500239	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	Yes	Yes	Final HUD1	GA	1/XX/2001	Refinance	Primary	XXX	$XXX
812500237	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	LA	7/XX/2000	Purchase	Primary	XXX	$XXX
812500235	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/28: Under disclosure is due to fees being under disclosed $XXX.  The following fees were not disclosed on the Itemization, but were charged on the HUD:  Loan Discount Fee $XXX (Disclosed as $XXX), Settlement/Closing/Escrow Fee $XXX, Sub Escrow Fee $XXX, Tax Service Fee $XXX, Title Courier/Messenger Fee $XXX, Wire Transfer Fee $XXX, and Wire/Funding/Disbursement Fee $XXX.
											B	Yes	Yes	Final HUD1	CA	2/XX/2000	Refinance	Primary	XXX	$XXX
812500232	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	8/XX/1999	Construction-Permanent	Primary	XXX	$XXX
812500272	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	1/XX/1998	Purchase	Primary	XXX	$XXX
812500222	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	SC	3/XX/1996	Purchase	Primary	XXX	$XXX
812500216	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1991 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	8/XX/1991	Purchase	Primary	XXX	$XXX
812500314	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/26: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
											B	No	Yes	Final HUD1	MO	9/XX/2007	Purchase	Primary	XXX	$XXX
812500255	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2002	Purchase	Primary	XXX	$XXX
812500340	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	UT	12/XX/2001	Refinance	Primary	XXX	$XXX
812500223	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	5/XX/1996	UTD	UTD	XXX	$XXX
812500315	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	GA	10/XX/2007	Purchase	Second Home	XXX	$XXX
812500298	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	TN	5/XX/2006	Purchase	Primary	XXX	$XXX
812500337	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2013	Refinance	Primary	XXX	$XXX
812500336	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	NJ	11/XX/2012	Refinance	Investment	XXX	$XXX
812500335	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
812500333	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	GA	12/XX/2010	Refinance	Primary	XXX	$XXX
812500331	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2009	Purchase	Primary	XXX	$XXX
812500329	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	5/XX/2009	Refinance	Primary	XXX	$XXX
812500357	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812500322	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	AL	5/XX/2008	Purchase	Primary	XXX	$XXX
812500310	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	5/XX/2007	Purchase	Investment	XXX	$XXX
812500309	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
812500346	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 02/XX/2004 - EV2		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	No	Yes	Final HUD1	IN	3/XX/2004	Purchase	Primary	XXX	$XXX
812500275	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	2/XX/2004	Purchase	Primary	XXX	$XXX
812500308	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/01: TIL Itemization does not reflect courier fee of $XXX as a prepaid finance charge
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
812500274	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	AZ	12/XX/2003	Purchase	Primary	XXX	$XXX
812500273	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	Yes	Yes	Final HUD1	CO	12/XX/2003	Refinance	Primary	XXX	$XXX
812500344	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	10/XX/2003	Refinance	Second Home	XXX	$XXX
812500295	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	WA	2/XX/2006	Refinance	Primary	XXX	$XXX
812500266	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine under disclosure due to missing Itemization of amount financed
											B	Yes	Yes	Final HUD1	NY	8/XX/2003	Purchase	Primary	XXX	$XXX
812500267	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2003	Refinance	Primary	XXX	$XXX
812500265	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	SC	6/XX/2003	Refinance	Primary	XXX	$XXX
812500294	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	MS	10/XX/2005	Purchase	Primary	XXX	$XXX
812500304	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	OH	12/XX/2006	Refinance	Primary	XXX	$XXX
812500342	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2003	Purchase	Primary	XXX	$XXX
812500307	XXX	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
812500293	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	7/XX/2005	Purchase	UTD	XXX	$XXX
812500261	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	No	Yes	Final HUD1	OH	11/XX/2002	Purchase	Primary	XXX	$XXX
812500258	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	9/XX/2002	Refinance	Primary	XXX	$XXX
812500256	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CO	8/XX/2002	Purchase	Primary	XXX	$XXX
812500289	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2005	Purchase	Primary	XXX	$XXX
812500301	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	WI	9/XX/2006	Purchase	Primary	XXX	$XXX
812500252	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/09: TIL itemization only disclosed Prepaid Interest of $XXX, final HUD reflects $XXX. TIL itemization disclosed a Doc Prep fee of $XXX as a prepaid finance charge. TIL itemization did not disclose a Courier fee of $XXX and Wire fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	OH	3/XX/2002	Refinance	Primary	XXX	$XXX
812500300	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/19: TIL itemization did not disclose an assumption fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	NJ	8/XX/2006	Purchase	Primary	XXX	$XXX
812500251	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: Attorney fee of $XXX and Courier fee of $XXX were not included in the Itemization of Prepaid Finance Charges
											B	No	Yes	Final HUD1	SC	12/XX/2001	Purchase	Primary	XXX	$XXX
812500249	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MI	11/XX/2001	Refinance	Primary	XXX	$XXX
812500250	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	AL	10/XX/2001	Refinance	Primary	XXX	$XXX
812500248	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PA	8/XX/2001	Purchase	Primary	XXX	$XXX
812500283	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	11/XX/2004	Refinance	Primary	XXX	$XXX
812500247	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2001	Refinance	Primary	XXX	$XXX
812500242	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	TX	3/XX/2001	Purchase	Primary	XXX	$XXX
812500245	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	PA	3/XX/2001	Refinance	Primary	XXX	$XXX
812500281	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	9/XX/2004	Purchase	Primary	XXX	$XXX
812500347	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	9/XX/2004	Purchase	Primary	XXX	$XXX
812500238	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	AL	10/XX/2000	Refinance	Primary	XXX	$XXX
812500236	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	CO	2/XX/2000	Purchase	UTD	XXX	$XXX
812500234	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NH	1/XX/2000	Refinance	Primary	XXX	$XXX
812500227	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MO	11/XX/1998	Purchase	Primary	XXX	$XXX
812500226	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	7/XX/1998	Purchase	Primary	XXX	$XXX
812500221	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	GA	8/XX/1995	Purchase	Primary	XXX	$XXX
812500220	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NC	7/XX/1995	Purchase	Primary	XXX	$XXX
812500218	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NC	8/XX/1994	Purchase	Primary	XXX	$XXX
812500214	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	7/XX/1994	Purchase	Primary	XXX	$XXX
812500217	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TX	3/XX/1994	Purchase	UTD	XXX	$XXX
812500305	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2007	Refinance	Primary	XXX	$XXX
812500229	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	4/XX/1999	Purchase	Primary	XXX	$XXX
812500318	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	VA	12/XX/2007	Refinance	Primary	XXX	$XXX
812500280	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MS	8/XX/2004	Refinance	Primary	XXX	$XXX
812500316	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	WI	11/XX/2007	Purchase	Second Home	XXX	$XXX
812500313	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
812500228	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	FL	12/XX/1998	UTD	Primary	XXX	$XXX
812500253	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2
											B	No	Yes	Final HUD1	TX	5/XX/2002	Purchase	Primary	XXX	$XXX
812500233	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	VA	11/XX/1999	UTD	Primary	XXX	$XXX
812500297	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
812500244	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MI	4/XX/2001	Purchase	Second Home	XXX	$XXX
812500231	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TN	8/XX/1999	Refinance	Primary	XXX	$XXX
812500225	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NM	10/XX/1997	Purchase	Primary	XXX	$XXX
812500350	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	6/XX/2005	Purchase	Primary	XXX	$XXX
812500332	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/12: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
											B	Yes	Yes	Final HUD1	CA	11/XX/2010	Refinance	Primary	XXX	$XXX
812500277	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NC	4/XX/2004	Refinance	Primary	XXX	$XXX
812500296	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	PA	3/XX/2006	Refinance	Primary	XXX	$XXX
812500269	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	WA	10/XX/2003	Purchase	Primary	XXX	$XXX
812500349	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	10/XX/2004	Refinance	Primary	XXX	$XXX
812500260	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	10/XX/2002	Refinance	Primary	XXX	$XXX
812500290	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2005	Purchase	Primary	XXX	$XXX
812500323	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2008	Refinance	Primary	XXX	$XXX
812500213	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	No	Yes	Final HUD1	NY	6/XX/1991	Purchase	Primary	XXX	$XXX
812500230	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	OH	6/XX/1999	Purchase	Primary	XXX	$XXX
812500330	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	No	Yes	Final HUD1	MD	7/XX/2009	Purchase	Primary	XXX	$XXX
812500352	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	No	No	Missing	KS	8/XX/2006	Purchase	Primary	XXX	$XXX
812500334	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2011	Purchase	Primary	XXX	$XXX
812500354	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	Yes	No	Missing	NC	9/XX/2006	Refinance	Primary	XXX	$XXX
812500215	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1986 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	1/XX/1987	Purchase	Primary	XXX	$XXX
812500287	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/1999	Purchase	Investment	XXX	$XXX
812500356	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/11: TIL itemization did not disclose an application Fee of $XXX and an E-Doc Fee of $XXX as prepaid finance charges
											B	Yes	Yes	Final HUD1	NC	7/XX/2003	Purchase	Primary	XXX	$XXX
812500355	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty RML: Tennessee Prepayment Penalty: A prepayment penalty is not permissible on a residential mortgage loan subject to the Industrial Loan and Thrift Companies Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	TN	7/XX/2002	Purchase	Primary	XXX	$XXX
812500311	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	WI	6/XX/2007	Purchase	Primary	XXX	$XXX
812500302	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CT	8/XX/2006	UTD	UTD	XXX	$XXX
812500341	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	3/XX/2002	Refinance	Primary	XXX	$XXX
812500286	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2005	Refinance	Primary	XXX	$XXX
812500319	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
812500306	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
											B	No	Yes	Final HUD1	OK	12/XX/2006	Purchase	Investment	XXX	$XXX
812500254	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	AR	10/XX/2001	Purchase	Primary	XXX	$XXX
812500339	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2020/XX/17: The subject property is located in a FEMA Disaster area post-close. The end declared date for the disaster is XX/XX/XXXX. A post-disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
											B	Yes	Yes	Final HUD1	AR	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500338	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2020/XX/11: GFE is dated 4/XX/2014 and has an available through date of 5/XX/2014.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2020/XX/11: Loan application date is 4/XX/2014 and the Affiliated Business disclosure is dated 5/XX/2014.
											B	Yes	Yes	Final HUD1	MO	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500176	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	Yes	Yes	Final HUD1	LA	3/XX/2004	Refinance	Primary	XXX	$XXX
812500191	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2001	Refinance	Primary	XXX	$XXX
812500172	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	LA	5/XX/2002	Refinance	Primary	XXX	$XXX
812500184	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	SD	6/XX/2004	Refinance	Investment	XXX	$XXX
812500185	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/2004	Purchase	Primary	XXX	$XXX
812500381	XXX	XXX	XXX	2	1	*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1 *** (CLEARED) Pending Internal Customer Final Collateral Package Review - EV1	*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/03: Sale for departing residence, XXX, was not provided and included in debt qualifications.	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.19088% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/03: Loan designation updated to Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/03: Lender did not use Departing Residence PITI in qualifications. Proof property was sold not provided. DTI exceeds Safe Harbor QM guidelines.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.19088% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2021/XX/03: Lender did not use Departing Residence PITI in qualifications. Proof property was sold not provided.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/03: Sale for departing residence, XXX, was not provided and included in debt qualifications.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/03: Lender did not use Departing Residence PITI in qualifications. Proof property was sold not provided.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2021/XX/23: Sufficient cure provided at closing.
											B	Yes	No		MA	1/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500375	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	PA	3/XX/2008	Refinance	Primary	XXX	$XXX
812500376	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: Under disclosure is not a fee issue.  Appears to be DSI related.
											D	Yes	No	Missing	IL	4/XX/2008	Refinance	Primary	XXX	$XXX
812500377	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	1/XX/2007	UTD	UTD	XXX	$XXX
812500383	XXX	XXX	XXX	2	1	*** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 10/XX/2001 - EV1	*** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 10/XX/2001 COMMENT: 2021/XX/04: 2 months business bank statements were provided.	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/06: Per client directive, loan was re-designated NON-QM

*** (CLEARED) Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
COMMENT: 2021/XX/06: Documentation in the file shows installment debt from XXX for $XXX/mth is paid by the borrower's business. 12 months business bank statements were provided, however as the borrower is the primary obligator, Appendix Q will not allow the debt to be excluded; inclusion of the debt increases the DTI over 43%.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/06: Exception triggered due to Appendix Q failure.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2021/XX/07: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		CA	3/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500400	XXX	XXX	XXX	2	2	*** (WAIVED) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (WAIVED) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2021/XX/28: HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/04: Per client request loan was re-designated Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/04: Exception triggered due to missing income documentation.

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2021/XX/04: Missing Balance Sheet.
											B	Yes	No		NJ	3/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500401	XXX	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Missing Document: Fraud Report not provided - EV1 *** (CLEARED) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV1	*** (WAIVED) Credit Exception: COMMENT: 2023/XX/11: Loan cured to a compliant Texas 50(a)(6) loan. Per guidelines Texas 50(a)(6) are ineligible transactions. *** (CLEARED) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. COMMENT: 2022/XX/04: Loan was underwritten as rate/term, however, non-mortgage debts are being paid through close.	2
*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV2

*** (WAIVED) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not provided on TX Home Equity Loan made on or after 1/XX/18. - EV2

*** (WAIVED) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2021) - EV2

*** (CURED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021) - EV2

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CANCELLED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7505) - EV1

*** (CURED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
COMMENT: 2021/XX/05: This was cured on the post close CD

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/29: Exception triggered due to missing income documentation.

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2021/XX/29: Returns were not signed

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2021/XX/29: Third party verification was not provided

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2021/XX/29: Exception triggered due to missing income documentation

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2021/XX/29: Third party verification of the Schedule C business was not in file.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2021/XX/29: Returns were not signed

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2021/XX/29: Exception triggered due to missing income documentation.

*** (CANCELLED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2021/XX/29: Personal returns were not signed, balance sheet and third party verification was not provided.
											B	Yes	No		TX	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500402	XXX	XXX	XXX	2	1			2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Schedule C) - EV1

*** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021) - EV1

*** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021) - EV1

*** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77223) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/14: Designation updated to Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/14: Due to decline in income in the past year.

*** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
COMMENT: 2021/XX/03: The Final Closing Disclosure reflects a Finance Charge of $XXX, due diligence calculated $XXX, Finance Charge exceeded by -$XXX.

*** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
COMMENT: 2021/XX/03: TOP disclosed $XXX; calculated TOP $XXX.

*** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77223)
COMMENT: 2021/XX/03: The Final Closing Disclosure reflects a Title - state of IL Policy Fee of $XXX which was not initially disclosed on the Loan Estimate.  A $XXX Lender Credit is applied at close.
											B	Yes	No		IL	3/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500358	XXX	XXX	XXX	2	1	*** (CANCELLED) Missing Document: AUS not provided - EV1	*** (CANCELLED) Missing Document: AUS not provided COMMENT: 2021/XX/16: Missing AUS	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1

*** (CLEARED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 not accurate. (Final/02/XX/2021) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/06: Per Client directive, loan was re-designated as NON-QM

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/06: Loan Designation:  Safe Harbor QM
											B	Yes	No		IA	2/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500404	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
											B	No	Yes	HELOC Agreement	FL	12/XX/2007	Refinance	Primary	XXX	$XXX
812500410	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
812500414	XXX	XXX	XXX	2	1	*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1 *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1
*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/25: Lender comments on the 1008 indicate the Borrower is using Net Proceeds from sale of previous property of $XXX, a Purchase Contract reflecting a sales price of $XXX is provided (D99), however verification of the proceeds is not provided.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2021/XX/25: Lender comments on the 1008 indicate the Borrower is using Net Proceeds from sale of previous property of $XXX, a Purchase Contract reflecting a sales price of $XXX is provided (D99), however verification of the proceeds is not provided.
								2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2021) - EV2

*** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/04: Designation updated to Non-QM.

*** (WAIVED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2021)
COMMENT: 2021/XX/14: Evidence of the Borrowers receipt of the Appraisal is not included.

*** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/03: Loan re-designated non-QM per client request.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/04: Due to insufficient Third Party Verification of a complete 2 year history of self-employment, and missing Verification of sufficient funds to close and reserves.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2021/XX/04: Due to insufficient Third Party Verification of a complete 2 year history of self-employment.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2021/XX/04: Due to insufficient Third Party Verification of a complete 2 year history of self-employment, and missing Verification of sufficient funds to close and reserves.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2021/XX/04: Missing the most recent 2 years of of signed and dated partnership returns for XXX.
											B	Yes	No		TX	4/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500415	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
812500416	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
812500384	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NJ	5/XX/2005	Refinance	Investment	XXX	$XXX
812500511	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/07: DTI increase is due to the borrower being qualified using a higher income than supported by documentation.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021) - EV2

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.96642% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CANCELLED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46973% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46973%). - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2025/XX/07: Designation updated from Safe Harbor QM to Non-QM.

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
COMMENT: 2021/XX/28: Verification appraisal was delivered to borrower was not provided.

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.96642% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/07: DTI increase is due to the borrower being qualified using a higher income than supported by documentation.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/07: Designation updated from Safe Harbor QM to Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/07: DTI increase is due to the borrower being qualified using a higher income than supported by documentation.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/07: DTI increase is due to the borrower being qualified using a higher income than supported by documentation.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/07: DTI increase is due to the borrower being qualified using a higher income than supported by documentation.

*** (CANCELLED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46973% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46973%).
COMMENT: 2021/XX/21: Loan discount points may be removed with evidence of the undiscounted rate and undiscounted rate price.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2021/XX/20: 10% tolerance was exceeded by $XXX due to an increase in the recording fee.  No valid COC provided, cure provided at closing.
											B	Yes	No		NY	4/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500512	XXX	XXX	XXX	1	1	*** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1	*** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/04: Excluded 40.00 payment from XXX, have a recent statement that supports a payment and balance, Taxes and insurance on the REO differs than what is stated on the final 1003/1008 based on the documentation provided. Taxes monthly $XXX and insurance monthly $XXX for XXX. Taxes monthly $XXX and Insurance $XXX for XXX.	1
*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CANCELLED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.48826% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.35880% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CANCELLED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713) - EV1

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/04: ATR failure due to excessive DTI.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.35880% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2021/XX/07: ATR failure due to excessive DTI.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/04: ATR failure due to excessive DTI.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CANCELLED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/04: Excluded 40.00 payment from XXX, have a recent statement that supports a payment and balance, Taxes and insurance on the REO differs than what is stated on the final 1003/1008 based on the documentation provided.  Taxes monthly $XXX and insurance monthly $XXX for XXX.  Taxes monthly $XXX and Insurance $XXX for XXX.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713)
COMMENT: 2021/XX/01: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..
											A	Yes	No		SC	4/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500417	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
812500022	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Title: Evidence of title is missing COMMENT: 2016/XX/18: File does not contain either Preliminary or Final Title.	3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	SC	9/XX/2003	Purchase	Primary	XXX	$XXX
812500501	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: Under-disclosure is fee related. Unable to be sourced due to missing the Final TIL Itemization.
											B	No	Yes	Final HUD1	NM	8/XX/2003	Purchase	Primary	XXX	$XXX
812500506	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	4/XX/2007	Refinance	Second Home	XXX	$XXX
812500505	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IL	4/XX/2007	Purchase	Primary	XXX	$XXX
812500504	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	4/XX/2006	Refinance	Primary	XXX	$XXX
812500503	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MI	2/XX/2005	Purchase	Primary	XXX	$XXX
812500502	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
812500509	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
812500508	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
812500510	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
812500507	XXX	XXX	XXX	2		*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812500520	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MI	2/XX/2012	Refinance	Primary	XXX	$XXX
812500525	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Investment	XXX	$XXX
812500523	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
											B	No	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
812500521	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PA	11/XX/2005	Refinance	Investment	XXX	$XXX
812500522	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812500524	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	VA	1/XX/2006	Refinance	Primary	XXX	$XXX
812500527	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2005	Purchase	Primary	XXX	$XXX
812500526	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	4/XX/2006	Refinance	Primary	XXX	$XXX
812500529	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/1999, prior to three (3) business days from transaction date of 05/XX/1999. - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/1999	Refinance	Primary	XXX	$XXX
812500528	XXX	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2019/XX/22: H8 Indexed
											B	Yes	Yes	Final HUD1	CT	2/XX/2008	Refinance	Primary	XXX	$XXX
812500531	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	11/XX/2007	Refinance	Primary	XXX	$XXX
812500533	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	10/XX/2008	Refinance	Primary	XXX	$XXX
812500532	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/20: Finance charges are under disclosed $XXX. Itemization of amount financed did not disclose a courier fee in the amount $XXX a notice of settlement fee of $XXX a release tracking fee of $XXX and a settlement fee of $XXX as a prepaid finance charges.
											B	Yes	Yes	Final HUD1	NJ	6/XX/2008	Purchase	Primary	XXX	$XXX
812500470	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MA	7/XX/2003	Refinance	Primary	XXX	$XXX
812500429	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	GA	4/XX/2002	Purchase	Primary	XXX	$XXX
812500419	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
											B	No	Yes	Final HUD1	MA	3/XX/2005	Purchase	Investment	XXX	$XXX
812500423	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
812500421	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2005	Purchase	Primary	XXX	$XXX
812500457	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
											D	No	Yes	HUD1, not signed or stamped	MS	10/XX/2003	Purchase	Primary	XXX	$XXX
812500446	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
812500471	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	IL	2/XX/2004	Refinance	Primary	XXX	$XXX
812500458	XXX	XXX	XXX	2				2
*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
812500462	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/29: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	NJ	9/XX/2003	Refinance	Primary	XXX	$XXX
812500463	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	WI	8/XX/2003	Refinance	Primary	XXX	$XXX
812500461	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CT	7/XX/2002	Refinance	Investment	XXX	$XXX
812500459	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2003	Refinance	Primary	XXX	$XXX
812500437	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2005	Purchase	Primary	XXX	$XXX
812500441	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
											B	No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Primary	XXX	$XXX
812500436	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MO	12/XX/2004	Refinance	Primary	XXX	$XXX
812500440	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
812500438	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
812500439	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	SC	4/XX/2006	Refinance	Primary	XXX	$XXX
812500435	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	SC	8/XX/2003	Refinance	Primary	XXX	$XXX
812500434	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
812500433	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1994. - EV2
											B	No	Yes	Final HUD1	NY	7/XX/1994	Purchase	Primary	XXX	$XXX
812500469	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CO	11/XX/2005	Refinance	Primary	XXX	$XXX
812500476	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2003	Purchase	Primary	XXX	$XXX
812500479	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	11/XX/2003	Refinance	Primary	XXX	$XXX
812500425	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
											B	No	Yes	Final HUD1	MD	12/XX/2007	Refinance	Investment	XXX	$XXX
812500424	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	CO	9/XX/2003	Refinance	Primary	XXX	$XXX
812500427	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2003	Purchase	Primary	XXX	$XXX
812500426	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	9/XX/2003	Purchase	Primary	XXX	$XXX
812500452	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2012	Refinance	Primary	XXX	$XXX
812500451	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
812500454	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: TIL Itemization did not disclose the recording services fee of $XXX and overdisclosed the settlement fee by $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
812500453	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
812500450	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	MD	8/XX/2004	Refinance	Primary	XXX	$XXX
812500449	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2002	Refinance	Primary	XXX	$XXX
812500448	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	11/XX/2001	Purchase	Primary	XXX	$XXX
812500489	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TN	10/XX/2003	Refinance	Investment	XXX	$XXX
812500467	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2012	Purchase	Primary	XXX	$XXX
812500466	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MN	4/XX/2012	Refinance	Primary	XXX	$XXX
812500465	XXX	XXX	XXX	2				2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	12/XX/2006	Purchase	Primary	XXX	$XXX
812500468	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
812500464	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: TIL itemization did not disclose a settlement/escrow fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
812500484	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Under disclosure is due to the lender utilizing an index value of 2.75% per the High Cost Analysis, however the lowest index value available in the lookback period is 3.52%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2020/XX/13: Under disclosure is due to the lender utilizing an index value of 2.75% per the High Cost Analysis, however the lowest index value available in the lookback period is 3.52%.
											B	Yes	Yes	Final HUD1	NC	7/XX/2005	Purchase	Primary	XXX	$XXX
812500485	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
COMMENT: 2020/XX/13: PPP Expired.  Prepayment charge not allowed per state (NJ) - max prepayment charge for (NJ) is in excess of 33% of the original balance  - note states 5% for 36 months in excess of 10%.. Lender is XXX.
											B	Yes	Yes	Final HUD1	NJ	5/XX/2005	Refinance	Primary	XXX	$XXX
812500487	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2005	Refinance	Primary	XXX	$XXX
812500486	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	KS	1/XX/2005	UTD	Primary	XXX	$XXX
812500490	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MO	1/XX/2005	Refinance	Primary	XXX	$XXX
812500491	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2002	Purchase	Primary	XXX	$XXX
812500495	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	8/XX/2003	Purchase	Primary	XXX	$XXX
812500493	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	Yes	Yes	HUD1, not signed or stamped	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
812500455	XXX	XXX	XXX	3	1			2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: The finance charge of $XXX listed on TIL dated 11/XX/14 is underdisclosed by $XXX from calculated finance charge of $XXX

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2019/XX/10: Could not find proof in file that Hud Settlement Cost Booklet was sent to borrower.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2019/XX/10: Could not find service disclosure in file to verify date sent to borrower.
											B	Yes	Yes	Final HUD1	GA	11/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500558	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/21: Appraisal not provided	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
812500559	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
812500560	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2004	Refinance	Primary	XXX	$XXX
812500561	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	NC	12/XX/2008	Purchase	Second Home	XXX	$XXX
812500562	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
812500145	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/24: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/24: TIL in file indicated to be final, expected funding date same as disbursement date but is not signed by borrower so cannot confirm that borrower received it.
											B	No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
812500563	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
											B	Yes	Yes	Final HUD1	MA	7/XX/2006	Refinance	Primary	XXX	$XXX
812500566	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
812500565	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/24: 5% late charge exceeds 2% maximum per state (NY)	B	Yes	Yes	Final HUD1	NY	10/XX/2010	Refinance	Primary	XXX	$XXX
812500564	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	No	Yes	HUD1, not signed or stamped	PA	4/XX/2003	Purchase	Primary	XXX	$XXX
812500147	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	6/XX/2004	Purchase	Primary	XXX	$XXX
812500146	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	SC	11/XX/2005	Refinance	Primary	XXX	$XXX
812500569	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2008	Refinance	Primary	XXX	$XXX
812500567	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
812500570	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
812500148	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2005 - EV3		1			A	Yes	Yes	Final HUD1	TX	4/XX/2005	Purchase	Primary	XXX	$XXX
812500568	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	SC	12/XX/1997	Purchase	Primary	XXX	$XXX
812500571	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	TX	6/XX/2008	Purchase	Investment	XXX	$XXX
812500572	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2006	Refinance	Primary	XXX	$XXX
812500020	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2021/XX/24: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2
											B	No	Yes	Final HUD1	WV	12/XX/2001	Purchase	Primary	XXX	$XXX
812500584	XXX	XXX	XXX	2	1	*** (CLEARED) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX - EV1	*** (CLEARED) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX COMMENT: 2021/XX/27: Most recent statement for #XXX is required.	2
*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Partnership) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership) - EV1

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership) - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/26: Designation updated to Non-QM.

*** (WAIVED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8265045)
COMMENT: 2021/XX/06: Missing Third Party verification for business and schedule C.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Designation updated to Non-QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2021/XX/02: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension for 2020 for personal tax returns.

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2021/XX/30: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension for 2020 for personal tax returns.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.

*** (CLEARED) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.

*** (CLEARED) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Partnership)
COMMENT: 2021/XX/30: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension for 2020 for personal tax returns.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/26: ATR failure is due to missing income documentation.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2021/XX/30: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension or 2020 for personal tax returns.

*** (CLEARED) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet, Tax Extension evidence and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.

*** (CLEARED) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership)
COMMENT: 2021/XX/30: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension for 2020 for personal tax returns.

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership)
COMMENT: 2021/XX/30: For XXX borrower did not provide any income docs for year 2020. Also missing Third Party verification. Borrower did supply an extension for 2020 for personal tax returns.

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/26: For Schedule C, borrower did not provide YTD P&L, Balance sheet and Third Party verification. Borrower did provide an extension for tax year 2020 for personal returns.
											B	Yes	No		CA	7/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500517	XXX	XXX	XXX	3				3	*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3		C	No	Yes	Final HUD1	IL	3/XX/1999	Purchase	Primary	XXX	$XXX
812500518	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
812500519	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	IN	3/XX/2006	Refinance	Primary	XXX	$XXX
812500573	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
812500583	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
COMMENT: 2021/XX/31: The subject loan refinances the borrower's primary residence as well as purchases a property across the street that contains 9 mobile homes as an investment.
											B	Yes	Yes	Final HUD1	NC	11/XX/2006	Purchase	UTD	XXX	$XXX
812500579	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/28: Under Disclosure is due to MI.  The TIL Payment Stream shows MI staying on for 2 months less than the Actual Payment Stream.
											B	Yes	Yes	Final HUD1	IN	11/XX/2006	Purchase	Primary	XXX	$XXX
812500578	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011. - EV2
											B	No	Yes	HELOC Agreement	PA	11/XX/2011	Refinance	Primary	XXX	$XXX
812500582	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XX.XX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	8/XX/2003	Refinance	Primary	XXX	$XXX
812500581	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	IN	9/XX/2005	Purchase	Primary	XXX	$XXX
812500577	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	7/XX/1998	UTD	UTD	XXX	$XXX
812500580	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MI	4/XX/2006	UTD	Primary	XXX	$XXX
812500006	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CT	6/XX/1997	UTD	Primary	XXX	$XXX
812500587	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
											B	Yes	Yes	Final HUD1	AL	12/XX/2004	Refinance	Primary	XXX	$XXX
812500590	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2
											B	No	Yes	Final HUD1	OR	4/XX/2002	Refinance	Second Home	XXX	$XXX
812500591	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	Yes	Yes	Final HUD1	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
812500592	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 04/XX/2012 - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MA	5/XX/2012	Refinance	Primary	XXX	$XXX
812500709	XXX	XXX	XXX	2		*** (OPEN) Title: Evidence of title is missing - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date. - EV2
											B	No	Yes	Final HUD1	KS	5/XX/2008	Refinance	Investment	XXX	$XXX
812500751	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2
											D	No	Yes	HUD1, not signed or stamped	CA	7/XX/2007	Purchase	Investment	XXX	$XXX
812500731	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	No	Yes	Final HUD1	GA	9/XX/2007	Purchase	Investment	XXX	$XXX
812500720	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
											B	No	Yes	Final HUD1	GA	4/XX/2006	Purchase	Investment	XXX	$XXX
812500728	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NC	4/XX/2007	Purchase	Investment	XXX	$XXX
812500708	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	No	Yes	Final HUD1	NC	12/XX/2004	Purchase	Investment	XXX	$XXX
812500732	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OR	3/XX/2006	Purchase	Investment	XXX	$XXX
812500757	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	AL	8/XX/2007	Refinance	Primary	XXX	$XXX
812500756	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	1/XX/2008	Refinance	Primary	XXX	$XXX
812500739	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: Itemization of Amount Financed on the Final TIL does not list the $XXX Download/E-Doc fee in the Prepaid Finance Charges.
											B	Yes	Yes	Final HUD1	OK	12/XX/2004	Refinance	Primary	XXX	$XXX
812500741	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	CA	4/XX/2005	Refinance	Second Home	XXX	$XXX
812500738	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2005	Refinance	Primary	XXX	$XXX
812500740	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	WI	6/XX/2007	Purchase	Primary	XXX	$XXX
812500713	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/29: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
812500718	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	WA	3/XX/2005	Refinance	Primary	XXX	$XXX
812500714	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2002	Refinance	Primary	XXX	$XXX
812500715	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	KY	9/XX/2005	Refinance	Primary	XXX	$XXX
812500717	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
812500722	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	1/XX/2006	Refinance	Investment	XXX	$XXX
812500747	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	12/XX/2007	Purchase	Investment	XXX	$XXX
812500746	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	MO	6/XX/2006	Purchase	Investment	XXX	$XXX
812500742	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	GA	2/XX/2006	Purchase	Investment	XXX	$XXX
812500743	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	TX	1/XX/2007	Purchase	Investment	XXX	$XXX
812500754	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	4/XX/2006	Purchase	Investment	XXX	$XXX
812500721	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AZ	7/XX/2006	Purchase	Investment	XXX	$XXX
812500752	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	6/XX/2007	Purchase	Investment	XXX	$XXX
812500748	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	8/XX/2007	Purchase	Investment	XXX	$XXX
812500730	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	SC	7/XX/2007	Purchase	Investment	XXX	$XXX
812500753	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	12/XX/2007	Purchase	Investment	XXX	$XXX
812500729	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	11/XX/2005	Purchase	Investment	XXX	$XXX
812500733	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	NC	3/XX/2007	Purchase	Investment	XXX	$XXX
812500755	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	10/XX/2007	Purchase	Investment	XXX	$XXX
812500712	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	NJ	3/XX/2007	Purchase	Investment	XXX	$XXX
812500750	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AZ	6/XX/2005	Purchase	Investment	XXX	$XXX
812500735	XXX	XXX	XXX	2				2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		B	No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Investment	XXX	$XXX
812500744	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	GA	12/XX/2007	Purchase	Investment	XXX	$XXX
812500723	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	No	Yes	HUD1, not signed or stamped	VA	11/XX/2006	Purchase	Investment	XXX	$XXX
812500749	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		B	No	Yes	Final HUD1	GA	6/XX/2006	Purchase	Investment	XXX	$XXX
812500736	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NC	8/XX/2007	Purchase	Investment	XXX	$XXX
812500725	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	3/XX/2006	Purchase	Investment	XXX	$XXX
812500726	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
											D	No	No	Missing	NC	1/XX/2006	Purchase	Investment	XXX	$XXX
812500737	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	GA	9/XX/2007	Purchase	Investment	XXX	$XXX
812500727	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Investment	XXX	$XXX
812500719	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	PA	7/XX/2006	Refinance	Primary	XXX	$XXX
812500716	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
812500711	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	8/XX/2001	UTD	Primary	XXX	$XXX
812500710	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	VA	7/XX/2004	Purchase	Primary	XXX	$XXX
812500133	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
812500724	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2006	Purchase	Primary	XXX	$XXX
812500745	XXX	XXX	XXX	3		*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX COMMENT: 2018/XX/27: A fraud report addressing all interested parties to the transaction with all red flats addressed as required by the guidelines has not been provided.	3
*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV2

*** (WAIVED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/01/XX/2017) - EV1

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
COMMENT: 2018/XX/27: Evidence of borrower's receipt of a copy of the Home Loan Toolkit is missing from the file.

*** (WAIVED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/01/XX/2017)
COMMENT: 2019/XX/12: Final CD does not indicate the number of months of pre-paid taxes that were collected at closing.  Provide a post-close CD including the number of months taxes being collected and a copy of the letter of explanation to the borrower disclosing the changes made.
											C	Yes	No		PA	1/XX/2017	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
812500126	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/23: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2002	Refinance	Primary	XXX	$XXX
812500593	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2003	Purchase	Primary	XXX	$XXX
812500597	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/24: Appraisal not provided	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OR	10/XX/2006	Refinance	Primary	XXX	$XXX
812500602	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2005	Purchase	Primary	XXX	$XXX
812500607	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	6/XX/2005	Refinance	Primary	XXX	$XXX
812500617	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2007	Refinance	Primary	XXX	$XXX
812500619	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	7/XX/2003	Purchase	Primary	XXX	$XXX
812500627	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
812500628	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2004	Refinance	Primary	XXX	$XXX
812500631	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2005	Refinance	Primary	XXX	$XXX
812500633	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	KY	6/XX/2003	Refinance	Primary	XXX	$XXX
812500635	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2003	Refinance	Primary	XXX	$XXX
812500637	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2001	Refinance	Primary	XXX	$XXX
812500645	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2004	Purchase	Primary	XXX	$XXX
812500652	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act. - EV2
											B	No	Yes	Final HUD1	NE	4/XX/2005	Purchase	Primary	XXX	$XXX
812500653	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
812500656	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AK	12/XX/2005	Refinance	Primary	XXX	$XXX
812500662	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $XXX. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	2/XX/2002	Refinance	Primary	XXX	$XXX
812500666	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2006	Refinance	Primary	XXX	$XXX
812500667	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	OK	11/XX/2005	Refinance	Primary	XXX	$XXX
812500669	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MN	10/XX/2004	Refinance	Primary	XXX	$XXX
812500673	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
812500679	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
812500680	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
812500681	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	GA	8/XX/2005	Refinance	Primary	XXX	$XXX
812500682	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	MO	7/XX/2005	Refinance	Primary	XXX	$XXX
812500683	XXX	XXX		2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
812500684	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	SC	4/XX/2004	Purchase	Primary	XXX	$XXX
812500685	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	3/XX/2004	Refinance	Primary	XXX	$XXX
812500686	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	3/XX/2004	Refinance	Primary	XXX	$XXX
812500687	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	4/XX/2004	Refinance	Primary	XXX	$XXX
812500688	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
812500689	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Under disclosure is fee related.  Itemization of amount financed did not disclose an Attorney fee in the amount of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	3/XX/2004	Refinance	Primary	XXX	$XXX
812500693	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NV	12/XX/2004	Refinance	Primary	XXX	$XXX
812500697	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2003	Refinance	Primary	XXX	$XXX
812500698	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CO	5/XX/2003	Refinance	Primary	XXX	$XXX
812500699	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
812500706	XXX	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2 *** (CLEARED) Credit Exception: - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Missing Document: Approval not provided - EV1	*** (WAIVED) Credit Exception: COMMENT: 2019/XX/17: Gap/Credit refresh report within 10 calendar days of closing not provided. *** (CLEARED) Credit Exception: COMMENT: 2019/XX/10: Missing the XXX Alternative Lending Form. *** (CLEARED) Credit Exception: COMMENT: 2019/XX/10: Compliance report not provided. *** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2019/XX/11: Missing documentation showing the business was in existence within ten days of closing. *** (CLEARED) Missing Document: Approval not provided COMMENT: 2019/XX/16: Approval is missing from the file.	2
*** (WAIVED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2019 received on or after the date the Closing Disclosure 3/XX/2019 12:00:00 AM was received. (Interim/03/XX/2019) - EV2

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019) - EV1

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act – Loan Estimate provided on 02/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations.  Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to $XXX. (Initial/02/XX/2019) - EV1

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (WAIVED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2019 received on or after the date the Closing Disclosure 3/XX/2019 12:00:00 AM was received. (Interim/03/XX/2019)
COMMENT: 2019/XX/16: The Received Date for both the LE issued 03/XX/19 and the CD issued 03/XX/19 is 03/XX/19.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations. Lender did not provide a cure.

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act – Loan Estimate provided on 02/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations.  Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to $XXX. (Initial/02/XX/2019)
COMMENT: 2019/XX/11: Initial LE was electronically sent to the borrowers on 02/XX/19 with a received date of 02/XX/19.  The E-Disclosure was also sent on 02/XX/19 with a Consent Date of 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2019/XX/11: The E-Disclosure was sent on 02/XX/19; borrower Consent Date is 02/XX/19.  Because the consent date is 02/XX/19, the Initial LE will not be used to re-baseline for tolerance purposes which has resulted in fee violations.
											B	Yes	No		CA	3/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500758	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											C	Yes	Yes	Final HUD1	TX	9/XX/2001	Refinance	Primary	XXX	$XXX
812500774	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	Yes	Yes	HUD1, not signed or stamped	TN	11/XX/2007	Refinance	Primary	XXX	$XXX
812500769	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/06: TIL itemization did not disclose a Closing Protection Letter fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
812500777	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
812500784	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/13: Unable to determine under disclosure, due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	GA	3/XX/2004	Refinance	Primary	XXX	$XXX
812500765	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	AZ	3/XX/2006	Refinance	Primary	XXX	$XXX
812500704	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	3/XX/2003	Refinance	Primary	XXX	$XXX
812500705	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	3/XX/2003	Refinance	Primary	XXX	$XXX
812500134	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 5.47166% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .47166%). - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	MI	5/XX/2005	Refinance	Primary	XXX	$XXX
812500676	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2006	Purchase	Primary	XXX	$XXX
812500636	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	5/XX/2005	UTD	UTD	XXX	$XXX
812500624	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	MI	11/XX/2000	Refinance	Primary	XXX	$XXX
812500135	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	Yes	Yes	Final HUD1	NY	11/XX/2005	Refinance	Primary	XXX	$XXX
812500136	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
812500632	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NM	7/XX/2007	Purchase	Primary	XXX	$XXX
812500643	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	11/XX/2009	Refinance	Primary	XXX	$XXX
812500634	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
812500620	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	4/XX/2003	Refinance	Primary	XXX	$XXX
812500614	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	FL	7/XX/2002	Refinance	Primary	XXX	$XXX
812500128	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found. - EV2

*** (OPEN) Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD. - EV2

*** (OPEN) Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2001	Purchase	Primary	XXX	$XXX
812500594	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TX	4/XX/2000	Purchase	UTD	XXX	$XXX
812500596	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	7/XX/2003	Purchase	UTD	XXX	$XXX
812500598	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TX	7/XX/1999	Purchase	UTD	XXX	$XXX
812500612	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	10/XX/1998	UTD	UTD	XXX	$XXX
812500660	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2005	Refinance	UTD	XXX	$XXX
812500794	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2018/XX/10: State grace period of 10 days is less than 15 days required in Pennsylvania.
											B	Yes	Yes	Final HUD1	PA	4/XX/2007	Refinance	Primary	XXX	$XXX
812500514	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											D	Yes	Yes	Title Co. Closing Statement	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
812500515	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: TIL Itemization did not disclose $XXX Fax/Copy Fee and $XXX Notice of Settlement Fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NJ	11/XX/2005	Purchase	Primary	XXX	$XXX
812500760	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MN	7/XX/2005	Purchase	Primary	XXX	$XXX
812500761	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NH	11/XX/2001	Refinance	Primary	XXX	$XXX
812500762	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: The TIL payment streams disclosed do not match the actual terms of the note.
											B	Yes	Yes	Final HUD1	CO	7/XX/2006	Refinance	Primary	XXX	$XXX
812500767	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: TIL Itemization does not list the $XXX Handling/Escrow fee, the $XXX Courier fee, or the $XXX Post Closing/Service fee in the Prepaid Finance Charges.
											B	Yes	Yes	Final HUD1	GA	8/XX/2006	Refinance	Primary	XXX	$XXX
812500768	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
812500770	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/14: TIL Itemization did not disclose the release tracking fee of $XXX as a prepaid finance charge. Itemization disclosed the doc prep fee of $XXX and audit did not disclose this as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	CT	4/XX/2007	Refinance	Primary	XXX	$XXX
812500771	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WA	10/XX/2006	Purchase	Primary	XXX	$XXX
812500773	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
812500775	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/15: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NC	11/XX/2007	Purchase	Second Home	XXX	$XXX
812500776	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/15: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	12/XX/2007	Refinance	Primary	XXX	$XXX
812500778	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Un-Stamped Title Company Closing Statement Used For Fee Testing: Missing Final HUD-1: Un-Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	Un-Stamped Title Co. Closing Statement	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
812500779	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	TX	10/XX/2004	Refinance	Primary	XXX	$XXX
812500780	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2008	Refinance	Primary	XXX	$XXX
812500781	XXX	XXX	XXX	3				3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing - EV2
										*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/15: Loan file only contains the appraisal, title, HUD-1, and final 1003.	D		Yes	Final HUD1	NY		Refinance	Primary	XXX
812500782	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2009	Refinance	Primary	XXX	$XXX
812500783	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	8/XX/2009	Refinance	Primary	XXX	$XXX
812500785	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2012	Refinance	Primary	XXX	$XXX
812500786	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided.	2	*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	Yes	Yes	Final HUD1	CA	2/XX/2013	Refinance	Primary	XXX	$XXX
812500796	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	7/XX/2001	UTD	Primary	XXX	$XXX
812500797	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/01: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2005	Purchase	Primary	XXX	$XXX
812500798	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2005	Refinance	Primary	XXX	$XXX
812500799	XXX	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	MN	11/XX/2005	Refinance	Primary	XXX	$XXX
812500800	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NV	12/XX/2006	UTD	UTD	XXX	$XXX
812500801	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	TN	1/XX/2002	Refinance	Primary	XXX	$XXX
812500802	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	LA	8/XX/2006	Refinance	Primary	XXX	$XXX
812500803	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	PA	1/XX/2008	Refinance	Investment	XXX	$XXX
812500804	XXX	XXX	XXX	2				2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2008	Refinance	Primary	XXX	$XXX
812500805	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	9/XX/2008	Purchase	Primary	XXX	$XXX
812500806	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	CT	12/XX/2008	Refinance	Primary	XXX	$XXX
812500807	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/08: TIL Itemization did not disclose $XXX Subordination Recording Fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	IL	5/XX/2011	Refinance	Primary	XXX	$XXX
812500808	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	NJ	7/XX/1995	Purchase	Primary	XXX	$XXX
812500809	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/08: Appraisal not provided	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	NY	9/XX/2012	Refinance	Investment	XXX	$XXX
812500810	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	3/XX/2003	Refinance	Primary	XXX	$XXX
812500811	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/08: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	No	Yes	Final HUD1	AR	3/XX/1997	Purchase	Primary	XXX	$XXX
812500812	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	MI	9/XX/2004	Purchase	Primary	XXX	$XXX
812500795	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/25: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2021/XX/25: The file was missing a copy of the FACTA Credit Score Disclosure.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2021/XX/22: The file was missing the initial 1003.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020)
COMMENT: 2021/XX/22: Disclosure Tracking reflects a CD was provided to the Borrower on 2/XX/2020, but the only CD provided has an issue date of 2/XX/2020.
											C	Yes	No		AZ	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
812500888	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.45326% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.45326%). - EV3

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/18: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2021/XX/18: Refer eligible rating per AUS

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.45326% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.45326%).
COMMENT: 2021/XX/18: Loan is failing QM points and Fees Testing.  Please provide the undiscounted rate and undiscounted price to determine if any discounts may be excluded from testing

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2021/XX/18: No valid COC or cure provided at closing.
											C	Yes	No		MI	9/XX/2019	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
812500887	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Assets Error: The Statement end date is blank.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX // Document: Bank Statements - Personal / Statement Start Date: <empty> - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Missing borrower signatures or provided date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - XXX Certification is not compliant.: Disclosure: FHA - XXX Certification (Government Documents) - EV3

*** (OPEN) FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required. - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: Cancelled Check(s) not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2011 - EV3

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (WAIVED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2011 - EV2

*** (WAIVED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2011 - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/18: The file is missing all asset documentation.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2026/XX/24: Verification of assets as required by the AUS is missing.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2026/XX/24: Asset verification documentation as required by the AUS is missing.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/17: The income and assets were not verified as required by the AUS.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/18: The file is missing all income documentation.

*** (OPEN) Missing Document: Account Statements - Personal not provided
COMMENT: 2021/XX/17: The AUS required a VOD or most recent bank statement showing previous month's balance or the most recent two months statements for XXX Savings and Checking, XXX Checking, XXX Checking and XXX Retirement account which are missing.

*** (OPEN) Missing Document: Cancelled Check(s) not provided
COMMENT: 2021/XX/18: Verification of the $XXX EMD and sourcing is required.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2021/XX/17: The credit report matching the AUS credit reference number is missing.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2015) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9469437) - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/18: Income, asset and credit documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/18: Income, asset and credit documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2021/XX/18: The AUS income. asset and credit requirements were not met.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/24: Missing paystub and VOE.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/18: unable to verify due to lack of docs in file

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9469437)
COMMENT: 2021/XX/18: Income, asset and credit documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.
											C	Yes	Yes	Final HUD1	LA	1/XX/2015	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	ATR Fail
812500883	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX // Document: Bank Statements - Personal / Statement Start Date: 06/XX/2019 - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2026/XX/25: No Guidelines provided *** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX // Document: Bank Statements - Personal / Statement Start Date: 06/XX/2019 COMMENT: 2026/XX/25: Less than 2 months bank statements verified.	2
*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 41.26647%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 583, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation - EV1

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019)
COMMENT: 2020/XX/01: Escrow Account section (pg 4) indicates loan will have an escrow account and “Non-Escrowed Property Costs over Year 1” does not match the annual sum of the actual monthly non-escrowed costs.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/25: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2026/XX/25: No guidelines provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 41.26647%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 583, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation
COMMENT: 2026/XX/25: No guidelines provided.
											B	Yes	No		TX	8/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500885	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2020/XX/04: The file was missing a copy of the required fraud report including all interested parties to the transaction. Provide a fraud report to include the borrowers, seller, XXX and XXX agents, the XXX, and the loan originator, as required by the guidelines.	3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/10/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2020/XX/04: File contains an HPML disclosure, but nothing in file statesz Safe Harbor or Qualified mortgage

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/10/XX/2016)
COMMENT: 2020/XX/04: Disclosure reflects amount financed of $XXX but amount financed is $XXX.  Variance = -$XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
COMMENT: 2020/XX/04: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX.  Variance of $XXX.  This appears to be payment stream related. The final CD reflects PMI dropping off after 9 years or 108 months.  Calculated months before PMI drops off is 114 months.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
COMMENT: 2020/XX/04: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = -$XXX.   This appears to be payment stream related. The final CD reflects PMI dropping off after 9 years or 108 months.  Calculated months before PMI drops off is 114 months.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/04: 10% tolerance was exceeded by $XXX due to increase of recording fees.  Other increase in fees (Title-Notary Fee of $XXX)are seller paid  and are customarily paid by the seller  .  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2020/XX/04: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does contain a cure of $XXX for this violation. However, not enough to cure all violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2020/XX/04: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX,  a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											C	Yes	No		OR	10/XX/2016	Purchase	Primary	XXX	$XXX		UTD	Temporary HPQM (GSE/Agency Eligible)
812500884	XXX	XXX	XXX	1				1			A	Yes	No		FL	12/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500875	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2008	Refinance	Primary	XXX	$XXX
812500876	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	WA	5/XX/2004	Refinance	Primary	XXX	$XXX
812500382	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Documentation was not provided to verify the under-disclosure
											B	Yes	Yes	Final HUD1	HI	11/XX/2007	Refinance	Primary	XXX	$XXX
812500877	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
											B	Yes	Yes	Final HUD1	PA	9/XX/2010	Refinance	Primary	XXX	$XXX
812500878	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: Unable to determine reason for underdisclosure due to missing TIL itemization of amount financed.

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/18: 5% late charge exceeds 2% maximum allowed per State (NY).
											D	No	No	Missing	NY	6/XX/1987	Refinance	Primary	XXX	$XXX
812500880	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
812500881	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	3/XX/2008	UTD	UTD	XXX	$XXX
812500879	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XX.XX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	10/XX/2007	UTD	UTD	XXX	$XXX
812500882	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2
											B	No	No	HELOC Agreement	PA	9/XX/2002	Refinance	Primary	XXX	$XXX
812500886	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	LA	5/XX/2004	UTD	UTD	XXX	$XXX
812500889	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
812500890	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2003	Refinance	Primary	XXX	$XXX
812500892	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	8/XX/2007	Refinance	Primary	XXX	$XXX
812500893	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IL	7/XX/2006	Refinance	Primary	XXX	$XXX
812500207	XXX	XXX	XXX	2		*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: Underdisclosure is due to payment stream calculation including FHA MIP.
											B	No	Yes	Final HUD1	TN	8/XX/1998	Purchase	Primary	XXX	$XXX
812500891	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.24916% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
											B	Yes	Yes	Final HUD1	NY	9/XX/2010	Purchase	Primary	XXX	$XXX
812500707	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
812500864	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information.
COMMENT: 2021/XX/23: XXX website is offline at time of review
											B	No	Yes	Final HUD1	IL	11/XX/2013	Purchase	Primary	XXX	$XXX
812500863	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2013	Purchase	Primary	XXX	$XXX
812500862	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Credit on HUD line802 is less
than the amount on HUD line 801. None of the credits were applied during review due to missing itemization of fees included in HUD line 801
											B	Yes	Yes	Final HUD1	CA	9/XX/2012	Refinance	Primary	XXX	$XXX
812500861	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	MI	8/XX/2012	Refinance	Primary	XXX	$XXX
812500859	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not XXX licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2011	Refinance	Primary	XXX	$XXX
812500858	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	AL	6/XX/2010	Refinance	Primary	XXX	$XXX
812500857	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2009	Refinance	Primary	XXX	$XXX
812500854	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NY	3/XX/2009	Purchase	Primary	XXX	$XXX
812500855	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	KS	2/XX/2009	Refinance	Primary	XXX	$XXX
812500852	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2008	Refinance	Primary	XXX	$XXX
812500850	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	DE	1/XX/2008	Refinance	Primary	XXX	$XXX
812500851	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	LA	12/XX/2007	Refinance	Primary	XXX	$XXX
812500813	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MD	3/XX/2002	Refinance	Investment	XXX	$XXX
812500817	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	NY	12/XX/2002	Purchase	Primary	XXX	$XXX
812500814	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2002 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PA	4/XX/2002	Purchase	Investment	XXX	$XXX
812500816	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	TN	12/XX/2002	Purchase	Primary	XXX	$XXX
812500818	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	NC	3/XX/2003	Refinance	Primary	XXX	$XXX
812500819	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	AL	4/XX/2003	Purchase	Primary	XXX	$XXX
812500820	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2003	Refinance	Primary	XXX	$XXX
812500821	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	MA	6/XX/2003	Purchase	Primary	XXX	$XXX
812500822	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
812500824	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
											D	Yes	No	Missing	VA	6/XX/2004	Refinance	Primary	XXX	$XXX
812500825	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2004	Refinance	Primary	XXX	$XXX
812500826	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
											A	Yes	Yes	Final HUD1	TN	8/XX/2004	Refinance	Primary	XXX	$XXX
812500827	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NJ	9/XX/2004	Purchase	Primary	XXX	$XXX
812500869	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	11/XX/2004	Refinance	Primary	XXX	$XXX
812500828	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: Under disclosure is due to MI.  The TIL payment stream shows MI dropping off after month 120.  The Actual Payment Stream shows MI staying on for another 46 months at .20%.
											B	Yes	Yes	Final HUD1	GA	11/XX/2004	Purchase	Primary	XXX	$XXX
812500830	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	WI	7/XX/2005	Purchase	Primary	XXX	$XXX
812500832	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: TIL Itemization did not disclose $XXX Email Fee and $XXX Courier Fee as prepaid finance charges.  Additionally, TIL Itemization reflects prepaid interest of $XXX.  HUD reflects $XXX.
											B	Yes	Yes	Final HUD1	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
812500833	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	9/XX/2005	Purchase	Primary	XXX	$XXX
812500847	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CT	8/XX/2007	Refinance	Investment	XXX	$XXX
812500846	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
812500834	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MO	2/XX/2006	Refinance	Primary	XXX	$XXX
812500837	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
812500835	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	No	Yes	Final HUD1	MD	5/XX/2006	Purchase	Primary	XXX	$XXX
812500836	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	AL	6/XX/2006	Purchase	Primary	XXX	$XXX
812500871	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IN	8/XX/2006	Purchase	Primary	XXX	$XXX
812500838	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NJ	9/XX/2006	Purchase	Primary	XXX	$XXX
812500840	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	No	Yes	Final HUD1	PA	12/XX/2006	Purchase	Primary	XXX	$XXX
812500839	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
812500841	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2006	Refinance	Primary	XXX	$XXX
812500842	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Itemization of Amount Financed did not disclose a Courier fee of $XXX as a prepaid finance charge. In addition, under disclosure appears to be payment stream related, due to MI calculation.  The final TIL indicates MI for 180 months, while the audit indicates MI for 206 months.
											B	No	Yes	Final HUD1	VA	1/XX/2007	Purchase	Primary	XXX	$XXX
812500844	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	2/XX/2007	Refinance	Primary	XXX	$XXX
812500843	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	Estimated HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
812500853	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	2/XX/2009	Refinance	Primary	XXX	$XXX
812500872	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	11/XX/2007	Refinance	Primary	XXX	$XXX
812500831	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2005 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2005	Refinance	Primary	XXX	$XXX
812500829	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	OR	3/XX/2005	Purchase	Primary	XXX	$XXX
812500823	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/2004	Refinance	Primary	XXX	$XXX
812500860	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	Yes	Yes	Final HUD1	NE	6/XX/2012	Refinance	Primary	XXX	$XXX
812500849	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
812500848	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/26: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Purchase	Primary	XXX	$XXX
812500870	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MO	4/XX/2006	UTD	Primary	XXX	$XXX
812500856	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	4/XX/2009	Purchase	Primary	XXX	$XXX
812500815	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	NY	11/XX/2002	Purchase	Investment	XXX	$XXX
812500845	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
											B	No	Yes	Final HUD1	AL	7/XX/2007	Purchase	Primary	XXX	$XXX
812500873	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/27: XXX utilizes XXX definition of acceptable coverage •100% of the insurable value of the improvements, as established by the property insurer; or •the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244)
COMMENT: 2021/XX/30: No Cure for $XXX tolerance violation was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
COMMENT: 2021/XX/30: No Cure for $XXX tolerance violation was provided.
											B	Yes	No		KY	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500867	XXX	XXX	XXX	2	1			2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	No		NJ	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500865	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	Yes	Final HUD1	WA	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500874	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2017)
COMMENT: 2021/XX/28: No Seller fees noted nor was a CD Seller's Transaction provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017)
COMMENT: 2021/XX/28: Date issued 12/XX/2017 Closing Date 12/XX/2017 Disbursement Date 12/XX/207. Notary date 12/XX/2017.
											B	Yes	No		CA	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500866	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/16: The property is located in XXX, MO. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014) - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/16: Missing Final GFE

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2021/XX/16: Missing Final GFE

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2021/XX/20: Acknowledgement of receipt was signed at closing.
											B	Yes	Yes	Final HUD1	MO	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500868	XXX	XXX	XXX	3	3	*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV3	*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. COMMENT: 2021/XX/23: Loan Closed on the 17th and Insurance starts the 22nd	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7565) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
COMMENT: 2021/XX/23: Missing Document.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7565)
COMMENT: 2021/XX/26: Examination fee not disclosed on Loan estimate. No cure or change of circumstance provided.
											B	Yes	No		NY	4/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500692	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CO	7/XX/2004	UTD	UTD	XXX	$XXX
812500983	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	4/XX/2010	Refinance	Primary	XXX	$XXX
812500984	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	3/XX/2013	Refinance	Primary	XXX	$XXX
812500989	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	AL	9/XX/2006	Purchase	Primary	XXX	$XXX
812500990	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2004	Refinance	Primary	XXX	$XXX
812500991	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Under disclosure is due to the lender utilizing an index value of 1.693% per the Approval, however the lowest index available in the lookback period is 1.83583%
											D	Yes	Yes	HUD1, not signed or stamped	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
812500992	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
812500993	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2003	Refinance	Primary	XXX	$XXX
812500994	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/22: § Under disclosure is due to the lender utilizing an index value of 1.212% per the approval, however the lowest index value available in the lookback period is 1.27667%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2004	Refinance	Primary	XXX	$XXX
812500995	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2005	Refinance	Investment	XXX	$XXX
812500996	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
812500997	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	2/XX/2007	Refinance	Investment	XXX	$XXX
812500998	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
812500999	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2007	Refinance	Investment	XXX	$XXX
812501000	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
812501001	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CO	3/XX/2007	Refinance	Primary	XXX	$XXX
812501002	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CO	8/XX/2007	Refinance	Primary	XXX	$XXX
812501003	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
812501004	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812501005	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
812501006	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/22: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.36%.
											B	No	Yes	Final HUD1	FL	2/XX/2006	Purchase	Primary	XXX	$XXX
812501007	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
812501008	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	GA	7/XX/2002	Purchase	Primary	XXX	$XXX
812501009	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	6/XX/2004	Purchase	Primary	XXX	$XXX
812501010	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	MD	1/XX/2004	Refinance	Primary	XXX	$XXX
812501011	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2007	Refinance	Primary	XXX	$XXX
812501012	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	NC	7/XX/2006	Refinance	Primary	XXX	$XXX
812501013	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NC	8/XX/2007	Refinance	Second Home	XXX	$XXX
812501014	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2004	Refinance	Primary	XXX	$XXX
812501015	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NV	3/XX/2007	Refinance	Primary	XXX	$XXX
812501016	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/23: Under disclosure, is due to  lender approval did not disclose and index and only index in look back is 2.78000%. Lender used Lower index than available.
											B	Yes	Yes	Final HUD1	PA	8/XX/2005	Refinance	Primary	XXX	$XXX
812501017	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
812501018	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	PA	7/XX/2003	Refinance	Primary	XXX	$XXX
812501019	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2003	Refinance	Primary	XXX	$XXX
812501020	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2004	Refinance	Primary	XXX	$XXX
812501021	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2005	Purchase	Primary	XXX	$XXX
812501022	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2003	Purchase	Primary	XXX	$XXX
812501024	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
812501025	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/24: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	VA	11/XX/2005	Refinance	Primary	XXX	$XXX
812500980	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty. - EV2

*** (OPEN) RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2013	Purchase	Primary	XXX	$XXX
812500040	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3 *** (OPEN) There is no dollar amount noted on the title policy. - EV2 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/18: The property is located in Milpitas, CA.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (declared end date).

*** (OPEN) REO Documents are missing.: Address: XXX, CA
COMMENT: 2022/XX/23: Missing Insurance Verification to verify monthly insurance expenses used to qualify.

*** (OPEN) There is no dollar amount noted on the title policy.
COMMENT: 2022/XX/23: The preliminary title report in file did not disclose the amount of title insurance coverage.  Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/25: Missing guidelines to determine if all conditions were met.
								2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2015 - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2015) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 27.64997%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 783, Occupancy: Primary, Purpose: Purchase, - EV1

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2015)
COMMENT: 2022/XX/23: Property was inspected 10/XX/2015, Report was signed 12/XX/2015 and the appraisal was provided to the borrower on 12/XX/2015.  No evidence of Preliminary Report in file.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/25: Due to missing guidelines.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/25: Missing loan guidelines to determine the borrower's ability to repay due to a Qualified Mortgage failure as a result of seasoning requirement not being met.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 27.64997%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 783, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2024/XX/25: Unable to determine ability to repay due to missing guidelines.
											B	Yes	Yes	Final HUD1	CA	12/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500038	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CO, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA - EV3 *** (OPEN) The Hazard Insurance Policy effective date is after the funds disbursed. - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Missing AUS and approval. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2022/XX/28: Missing hazard policy effective at time of origination. *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CO, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA COMMENT: 2022/XX/18: Missing statements to verify P&I as well as evidence of annual taxes and insurance premiums for all other REO's.	3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.23826%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 773, Occupancy: Second Home, Purpose: Purchase, - EV3

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/22: Insufficient income documentation provided.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
COMMENT: 2022/XX/22: Missing most recent YTD P&L and  third party verification to verify business start date and that business is still active at time of closing.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/22: Missing 2014 K-1

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.23826%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 773, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/22: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.23826%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 773, Occupancy: Second Home, Purpose: Purchase,

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/22: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015)
COMMENT: 2022/XX/22: Missing evidence of earlier receipt.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/22: Loan Origination Fee Amount of $XXX exceeds tolerance of $XXX without COC or sufficient cure to the borrower.
											C	No	No		CA	12/XX/2015	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
812500041	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX XXX, CA - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/25: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/25: Guidelines not provided.	1
*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.48916%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 820, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/25: Guidelines not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/25: Guidelines not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.48916%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 820, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2024/XX/25: Guidelines not provided.
											A	Yes	No		CA	4/XX/2016	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500985	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/22: Missing 2 months Business Bank statements to support the income from the P&L, Also P&L is a 9 month P&L ending on 12/XX/2013. *** (CLEARED) Asset documentation requirements not met. COMMENT: 2026/XX/25: Manual Underwrite and missing Guidelines. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2026/XX/25: Guidelines not provided. *** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2026/XX/25: 2 years tax returns are missing from the loan file.	3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 25.80821%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 725, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10090539) - EV1

*** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/Partnership) - EV1

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/25: Missing 2 months Business Bank statements to support the income from the P&L, Also P&L is a 9 month P&L ending on 12/XX/2013.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/22: Missing 2 months Business Bank statements to support the income from the P&L, Also P&L is a 9 month P&L ending on 12/XX/2013.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/18: Missing 2 months Business Bank statements to support the income from the P&L, Also P&L is a 9 month P&L ending on 12/XX/2013.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/25: Missing 2 months Business Bank statements to support the income from the P&L, Also P&L is a 9 month P&L ending on 12/XX/2013.

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/18: The date the ARM Disclosure was provided is missing. The borrower's signature is dated 6/XX/14 which is not within 3 days of application date of 3/XX/14.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2022/XX/18: The date the Settlement Service Providers List was provided is missing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
COMMENT: 2022/XX/18: The date the Homeownership Counseling List was provided is missing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 25.80821%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 725, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2026/XX/25: Guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10090539)
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/Partnership)
COMMENT: 2026/XX/25: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.
											C	Yes	Yes	Final HUD1	CA	6/XX/2014	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812500986	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address:XXX, CA, Address: XXX, CA, Address: XXX, CA - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify XXX Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3

*** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/22: Guidelines are not met for income documentation. One year of all most recent tax schedules for self-employment and lease agreements for rental properties are required.

*** (OPEN) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify XXX Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/24: Lease agreements are missing from file for rental income, per guidelines.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
COMMENT: 2022/XX/22: Guidelines are not met for income documentation. One year of all most recent tax schedules for self-employment and lease agreements for rental properties are required.
											C	Yes	Yes	Final HUD1	CA	7/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812500039	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: The XXX AUS in file was Approve/Ineligible and no lender guidelines were available to underwrite the loan.	2
*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Copy of Appraisal): TILA HPML Appraisal Rule (Dodd-Frank 2014):  Creditor did not provide "Right to Receive Copy" appraisal disclosure to consumer within three (3) business days of application. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.59178% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.250% tolerance. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 17.28020%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 747, Occupancy: Primary, Purpose: Purchase, - EV1

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Copy of Appraisal): TILA HPML Appraisal Rule (Dodd-Frank 2014):  Creditor did not provide "Right to Receive Copy" appraisal disclosure to consumer within three (3) business days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/18: The maximum amount of taxes and insurance escrow captured on the final TIL was $XXX. Using the monthly property taxes of $XXX (CA: 1.25% of purchase price of $XXX) and monthly hazard insurance of $XXX, the amount disclosed should have been $XXX monthly.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/18: The maximum amount of taxes and insurance escrow captured on the final TIL was $XXX. Using the monthly property taxes of $XXX (CA: 1.25% of purchase price of $XXX) and monthly hazard insurance of $XXX, the amount disclosed should have been $XXX monthly.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
COMMENT: 2022/XX/18: The monthly property taxes of $XXX should have been used for the state of CA.  (CA: 1.25% of purchase price of $XXX)

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
COMMENT: 2022/XX/18: The monthly property taxes of $XXX should have been used for the state of CA.  (CA: 1.25% of purchase price of $XXX)

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
COMMENT: 2022/XX/18: The maximum amount of taxes and insurance escrow captured on the final TIL was $XXX. Using the monthly property taxes of $XXX (CA: 1.25% of purchase price of $XXX) and monthly hazard insurance of $XXX, the amount disclosed should have been $XXX monthly.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
COMMENT: 2022/XX/18: The monthly property taxes of $XXX should have been used for the state of CA.  (CA: 1.25% of purchase price of $XXX)

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.59178% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2022/XX/18: The loan designation is Non QM due to bank statements used to qualify the borrower's income.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Tolerance could not be determined. Please provide the lender's calculation of the finance charge, APR, amount financed and total of payments.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/18: The initial Escrow Account Disclosure does not match the actual charges on the HUD-1 final settlement statement. Note: A corrected document was signed/dated after close.

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2022/XX/18: The initial disclosure was not provided within 3 business days of the initial application date.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/29: The loan was XXX AUS Approve/Ineligible and no lender guidelines were provided to capture the loan parameters.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 17.28020%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 747, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2024/XX/29: The loan was XXX AUS Approve/Ineligible and no lender guidelines were provided to capture the loan parameters.
											B	Yes	Yes	Final HUD1	CA	5/XX/2014	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500987	XXX	XXX		3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/25: The file is missing one or more of the core documents required for a review.   Please provide a copy of the Security Instrument, final 1003, and an Approval, AUS or 1008.
											D		No
812500988	XXX	XXX	XXX	3	3	*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. COMMENT: 2022/XX/24: Missing Complete policy	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10093068) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2020 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/05/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2020 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2020 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (XXX) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/24: The loan was approved and closed with loan designation of Non QM.  The loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/23: A W2 from 2018 was not provided for B2.  The loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/23: A W2 from 2018 was not provided for B2.  The loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/23: The loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10093068)
COMMENT: 2022/XX/24: Employment contract was provided has not started job at time of loan

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/24: A W2 from 2018 was not provided for B2.

*** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2020 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/05/XX/2020)
COMMENT: 2022/XX/23: The disclosed P&I payment differs from the calculated P&I.

*** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2020 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (XXX)
COMMENT: 2022/XX/23: The disclosed P&I payment differs from the calculated P&I.

*** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2020 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (XXX)
COMMENT: 2022/XX/23: The disclosed P&I payment differs from the calculated P&I.
											C	Yes	No		CO	5/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812500981	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The Total Bank Statement Period months provided is less than the required # Months of Bank Statements required.: Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: 07/XX/2005, Borrower: XXX // Employment Type: Employment / Income Type: Shared Bank Statements / Start Date: 07/XX/2005 - EV3	*** (OPEN) The Total Bank Statement Period months provided is less than the required # Months of Bank Statements required.: Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: 07/XX/2005, Borrower: XXX // Employment Type: Employment / Income Type: Shared Bank Statements / Start Date: 07/XX/2005 COMMENT: 2022/XX/18: Bank statement ending in 3/XX/2015 is missing from file. 8 months of bank statements were used to qualify, however only 7 months are found in file.	2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.25464%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 763, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/18: Date not provided on the GFE

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2022/XX/18: Fees increased above the 10% tolerance without a cure provided to the borrower.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/07: ATR Risk due to missing guidelines and loan identified as a Higher Priced Loan.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/07: Lender did not provide guideline

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.25464%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 763, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2025/XX/07: Lender did not provide guideline
											B	Yes	Yes	Final HUD1	CA	7/XX/2015	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500982	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: File is missing AUS/ Approval, unable to determine if all conditions were met. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/18: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 27.19817%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 784, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/XX/2014) - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 04/XX/2014. (XXX XXX/Schedule C) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/18: Borrower's most recent two years personal tax returns, and tax transcript was not provided. The loan is water falling to ATR/QM standard income documentation requirement.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/18: Borrower's most recent two years personal tax returns, and tax transcript was not provided. The loan is water falling to ATR/QM standard income documentation requirement.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 27.19817%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 784, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/18: The AUS/ Approval was not provided. The 1008 provided did not disclose how the loan was approved.
											C	Yes	Yes	Final HUD1	CA	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
812501023	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TX	12/XX/2005	Refinance	Investment	XXX	$XXX
812500557	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/10: Appraisal not provided.	2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
812500959	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) REO Documents are missing.: Address: XXX China, - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2000 - EV1
							*** (CLEARED) Asset documentation requirements not met. COMMENT: 2022/XX/28: .No assets were provided in the file as required by the approval *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: No AUS in file *** (CLEARED) Income documentation requirements not met. COMMENT: 2022/XX/28: .Paystubs and W2's were required and are missing from file.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.69989%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10683996) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Lender restated the loan designation as Non QM

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/27: No AUS/Guideline in file for the DTI

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/27: No AUS/Guideline in file for the DTI

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.69989%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/27: No AUS/Guideline in file for the DTI

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2022/XX/27: No AUS/Guideline in file for the DTI

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/27: No AUS/Guideline in file for the DTI
											B	No	Yes	Final HUD1	CA	4/XX/2014	Refinance	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812500960	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2014 - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/1999 - EV3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2022/XX/12: Only one statement provided. Guidelines not provided to verify Foreign National requirements.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014) - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CANCELLED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CANCELLED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CANCELLED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.93842%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/12: Receipt of disclosures provided on 3/XX/2014.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/12: Receipt of disclosures provided on 3/XX/2014.

*** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/27: ATR Fail due to insufficient income documentation. Guidelines not provided to verify Foreign National requirements.

*** (CANCELLED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/27: ATR Fail due to insufficient income documentation. Guidelines not provided to verify Foreign National requirements.

*** (CANCELLED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/27: ATR Fail due to insufficient income documentation. Guidelines not provided to verify Foreign National requirements.

*** (CANCELLED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.93842%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: ATR Fail due to insufficient income documentation. Guidelines not provided to verify Foreign National requirements.

*** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/27: ATR Fail due to insufficient income documentation. Guidelines not provided to verify Foreign National requirements.
											B	No	Yes	Final HUD1	NY	7/XX/2014	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812500961	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1	*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/14: Received guides and loan designation. Failure due to lender using higher income for borrower which is not supported by the documentation in the file.	3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2015 - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (CLEARED) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 62.51710%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 773, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.92690% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1

*** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/18: Loan Designation difference at review due to excessive debt to income ratio and missing documentation.

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Received section 4 of investor guidelines which require a signed YTD P&L Statement, Balance Sheet and third party verification of business existence dated within 30 days of note date for each business with greater than 25% ownership.  This exception will be cleared when all investor guideline required income documents for the businesses with more than 25% ownership have been received.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Received section 4 of investor guidelines which require a signed YTD P&L Statement, Balance Sheet and third party verification of business existence dated within 30 days of note date for each business with greater than 25% ownership.  This exception will be cleared when all investor guideline required income documents for the businesses with more than 25% ownership have been received.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Received section 4 of investor guidelines which require a signed YTD P&L Statement, Balance Sheet and third party verification of business existence dated within 30 days of note date for each business with greater than 25% ownership.  This exception will be cleared when all investor guideline required income documents for the businesses with more than 25% ownership have been received.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/16: The Lender used taxes of $XXX while the verified taxes are $XXX. Insurance premium of $XXX is not being escrowed.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/16: Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. The total payment amount of $XXX which includes Homeowner's Insurance does not match $XXX.  Lender used taxes of $XXX while the verified taxes are $XXX. Insurance premium of $XXX is not being escrowed.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
COMMENT: 2022/XX/16: The Final TIL max Escrow payment of $XXX based on taxes of $XXX and Hazard Insurance of $XXX.  Verified taxes of $XXX and Hazard Insurance of $XXX totals $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
COMMENT: 2022/XX/16: The Final TIL max ever total payment amount of $XXX due to using different taxes of $XXX than verified should be $XXX using verified taxes of $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
COMMENT: 2022/XX/16: The Final TIL max Escrow payment of $XXX based on taxes of $XXX and Hazard Insurance of $XXX.  Verified taxes of $XXX and Hazard Insurance of $XXX totals $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
COMMENT: 2022/XX/16: The Final TIL max total payment amount of $XXX due to Lender using taxes of $XXX and Homeowners Insurance of $XXX. Verified taxes of $XXX and Hazard Insurance of $XXX and P&I totals $XXX.

*** (CLEARED) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
COMMENT: 2022/XX/31: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines/Income documentation

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: The file is missing personal tax transcripts and an audited P&L.

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/28: The file is missing Partnership documentation for Miguel's Jr. Inc.,  Partnership Returns, P&L, Balance Sheet

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Complete investor guidelines were not provided to determine if the provided income documentation requirements were met.  The loan default tested to standard ATR requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: The file is missing personal tax transcripts and an audited P&L.

*** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2023/XX/18: The file is missing personal tax transcripts and an audited P&L.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/28: The file is missing Partnership documentation for Miguel's Jr.Inc. P&L, Balance Sheet, 1065's.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/18: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: This is an exception which populated because the provided originator loan designation was Non QM.  However, the loan must still meet ATR requirements.  The income does not meet ATR requirements due missing a YTD P&L Statement and Balance Sheet for XXX.  A 2013 K-1 for XXX.  A YTD P&L Statement, Balance Sheet and third-party verification of business existence for XXX.  A YTD P&L Statement, Balance Sheet and third party verification of business existence for XXX.  A YTD P&L Statement and Balance Sheet for XXX.  A YTD P&L Statement, Balance Sheet and third-party verification of business existence for XXX.

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/18: Missing two years tax transcripts for personal and business returns, as well as signed and dated 1120s, and an audited P&L.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 62.51710%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 773, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.92690% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2023-03-14: Exception generated due to insufficient income.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/28: The file is missing Partnership documentation for Vazquez XXX,

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023-05-02: Failure of Ability to Repay due to excessive debt to income ratio and missing documentation.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/18: Deferring to guideline requirements.  The investor guidelines provided do not specify income document requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/18: Loan is waterfalling to standard ATR/QM documentation requirements due to missing income documentation.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/28: The file is missing Partnership documentation for Miguel's Jr. Inc.,  Partnership Returns, P&L, Balance Sheet

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/28: The file is missing Partnership documentation for XXX  Partnership Returns, P&L, Balance Sheet

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/28: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/28: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing Income and guidelines.

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Missing two years signed and dated business and personals tax returns with transcripts, most recent YTD P&L and balance sheets and third party verifications.

*** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
COMMENT: 2022/XX/28: Income is declining and missing most recent YTD P&L.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/28: Originator Loan Designation not provided.
											C	Yes	Yes	Final HUD1	CA	4/XX/2015	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
812500962	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2013 - EV1
							*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2026/XX/25: The lender used bonus income that is not provided on the pay stubs or the WVOE. This income was not included in the DTI. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Missing Guidelines. *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2013 COMMENT: 2022/XX/27: VVOE Dated 10/XX/2015, closing date 10/XX/2015	2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015 - EV2

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.36064% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV1

*** (CLEARED) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 54.57144%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 803, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.57144% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV1

*** (CLEARED) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV1

*** (CLEARED) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV1

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2026/XX/25: Client retested to Non QM guides

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.36064% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/25: Client retested to Non QM guides

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/25: This is due to the DTI issue.

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/19: The signed disclosure was signed at closing.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 54.57144%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 803, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.57144% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2026/XX/25: The lender used bonus income that is not provided on the pay stubs or the WVOE. This income was not included in the DTI.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/25: Calculated DTI of 56.36064% exceeds 45% guideline.

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
COMMENT: 2022/XX/19: .Borrower started in 9-2013 and YTD is 8/XX/15. There is 2014-2015 YTD OT used, which is less than 2 years verification.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2026/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/27: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/19: Disclosure signed at closing.

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/27: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
											B	Yes	Yes	Final HUD1	NY	10/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500963	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/12: Manual Underwrite and guidelines were not provided.	2	*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2015 - EV2		B	No	Yes	Final HUD1	NY	9/XX/2015	Purchase	Investment	XXX	$XXX		N/A	N/A
812500964	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, GU - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Missing Document: Tax Certificate not provided - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2002 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2002 - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Manual underwrite and guidelines were not provided.

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2002
COMMENT: 2022/XX/19: Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. No VVOE prior to closing provided.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2002
COMMENT: 2022/XX/01: Missing guidelines to determine requirements
								2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 08/XX/2015 - EV2

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015 - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 21.34959%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 08/XX/2015
COMMENT: 2022/XX/13: NO cure provided

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015
COMMENT: 2022/XX/12: No cure provided

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
COMMENT: 2022/XX/19: Initial GFE is dated 08/XX/2015 and the applicaton date is 06/XX/2015.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: ;Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. This is due to the Safe Harbor testing and income issues.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Manual underwrite and guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. This is due to the Safe Harbor testing.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. This is due to the Safe Harbor testing.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 21.34959%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Guidelines were not provided to determine income documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. This is due to the Safe Harbor testing and due to the income documentation issue.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/27: Manual underwrite and guidelines were not provided.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Per guides, For borrowers with non-U.S. based employment, a letter from the borrower’s employer on company letterhead is required (or XXX id self-employed). The letter must indicate the start date, title, annual salary and year-to-date earnings. This is due to the Safe Harbor testing.
											B	No	Yes	Final HUD1	CA	9/XX/2015	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812500965	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2005 - EV1

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/13: Coverage amount of $XXX results in a shortfall of XXX.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: An AUS was not provided.   The loan file did not contain the required income documents.

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: The approval required an international credit report, which was provided in the loan file.  There are no credit scores on the report.

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2022/XX/27: The approval requires the most recent two months and only one month was provided for this account.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2005
COMMENT: 2022/XX/27: A verification of employment within 10 business days of the note was not provided, as required in the approval.
								2
*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.89818%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/XX/20/2016)
COMMENT: 2022/XX/13: The loan file does not indicate what the other payments are for.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/13: The file does not contain a cure or valid change of circumstance for the transfer tax fee overage of $XXX paid by the seller.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2022/XX/13: The file does not contain a cure or valid change of circumstance for the survey fee of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130)
COMMENT: 2022/XX/13: The file does not contain a cure or valid change of circumstance for the lender inspection fee of $XXX.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.  Loan designation updated per re-review.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/27: Originator loan designation of Non QM does not match Due Diligence designation of ATR Fail.

*** (CLEARED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/28: Guidelines provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: The Borrower is a Foreign National.  Income is reduced.  The loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/28: The Borrower is a Foreign National.  Income is reduced.  The loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.89818%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: The Borrower is a Foreign National.  Income is reduced.  The loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/28: The loan file does not contain the required W-2s, paystubs or verification of employment, as required by the approval.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/27: The Borrower is a Foreign National.  Income is reduced.  The loan is water falling to ATR/QM standard documentation requirements.
											B	No	No		NY	9/XX/2016	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812500113	XXX	XXX	XXX	3	1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: No guidelines were provided for the file. Unable to determine if income, asset, or loan parameters are permissible.	3
*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2016) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75214) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75181) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 6.98574%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 709, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CANCELLED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV1

*** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: Due to missing most recent tax return and balance sheet, the loan is water falling to standard ATR/QM  documentation requirements.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/19: No document showing receipt within 3 days of application date of 05/XX/16 and earliest disclosure was provided on 08/XX/16

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/19: No document showing receipt within 3 days of application date of 05/XX/16 and earliest disclosure was provided on 0818/16

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/19: No document showing receipt within 3 days of application date of 05/XX/16 and earliest disclosure was provided on 0818/16

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: Due to missing most recent tax return and balance sheet, the loan is water falling to standard ATR/QM  documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2016)
COMMENT: 2022/XX/13: The loan does not have an escrow account however the lender did not provide the reason why on the final CD.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2016)
COMMENT: 2022/XX/19: No document showing receipt within 3 days of application date of 05/XX/16 and earliest disclosure was provided on 08/XX/2016

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/13: Missing a valid COC and no evidence of cure provided.  Missing breakdown of lender credit $XXX reflected on page 1 of the Final CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/13: There is a lender credit applied of $XXX but no Itemization to determine how it was applied.  There is no evidence of a cure provided or a valid change of circumstance in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75214)
COMMENT: 2022/XX/13: There is a lender credit applied of $XXX but no Itemization to determine how it was applied.  There is no evidence of a cure provided or a valid change of circumstance in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75181)
COMMENT: 2022/XX/13: There is a lender credit applied of $XXX but no Itemization to determine how it was applied.  There is no evidence of a cure provided or a valid change of circumstance in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/13: There is a lender credit applied of $XXX but no Itemization to determine how it was applied.  There is no evidence of a cure provided or a valid change of circumstance in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/13: There is a lender credit applied of $XXX but no Itemization to determine how it was applied.  There is no evidence of a cure provided or a valid change of circumstance in the file.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: The loan was approved with an Originator Loan Designation of Safe Harbor QM.  Due to missing the most recent years tax returns and balance sheet, the Due Diligence Loan Designation is ATR Fail.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 6.98574%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 709, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/28: Unable to determine ATR due to missing guidelines in file.

*** (CANCELLED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2026/XX/24: There is a letter of explanation in the file from the borrower stating there are no taxes or property insurance for XXX in Venezuela where the property is located.  Supporting documentation to back up the borrower's explanation was not found.

*** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2026/XX/24: Due to missing most recent tax return and balance sheet, the loan is water falling to standard ATR/QM  documentation requirements.

*** (CLEARED) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: Due to missing most recent tax return and balance sheet, the loan is water falling to standard ATR/QM  documentation requirements.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/28: The loan designation was not provided.
											C	No	No		NY	11/XX/2016	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812500966	XXX	XXX	XXX	2	2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: XXX - EV2 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: XXX COMMENT: 2022/XX/19: Credit report reflects an outstanding judgment of $XXX. Evidence the judgment has been satisfied is not provided. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: All other conditions were not met *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2022/XX/28: A lender approved variance was allowed for FICO Score of 626.	2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/07/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.68824%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 626, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/16: .

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/28: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/07/XX/2017)
COMMENT: 2022/XX/16: .

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/07/XX/2017)
COMMENT: 2022/XX/16: The Final CD page 1 discloses hazard insurance is not escrowed however page 2 reflects initial escrow payment for hazard insurance.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/16: Ten Percent Fee Tolerance exceeded. Recording fee $XXX exceeds baseline $XXX plus 10% or $XXX. Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided. A copy of the refund check for $XXX is provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided. A copy of the refund check for $XXX is provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided. A copy of the refund check for $XXX is provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided. A copy of the refund check for $XXX is provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130)
COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Post closing CD reflects lender credit $XXX including $XXX for cure however itemization of the fees is not provided

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/28: Guidelines are not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.68824%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 626, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.
											B	Yes	No		NY	7/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812500967	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: The Reserve Requirements have not been met (12 months reserves for Nontraditional Credit). *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: No lender guidelines provided, unable to determine if all conditions were met. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2022/XX/27: The Guidelines require 12 months reserves for Nontraditional Credit.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 8.38566%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/27: Failure due to missing AUS/guidelines

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/21: 2 years tax return documentation required.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: Provided 05/XX/2017, application date is 04/XX/2017

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2017)
COMMENT: 2022/XX/18: Application date is 04/XX/2017, initial loan estimate was provided 05/XX/2017, 47 days after.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/18: No valid changed circumstance nor cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/18: No valid changed circumstance nor cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713)
COMMENT: 2022/XX/18: No valid changed circumstance nor cure provided. Fee was seller paid, disclosed only on the seller's closing disclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/18: No valid changed circumstance nor cure provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 8.38566%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: No lender guidelines provided to determine ratio thresholds.
											C	No	No		CA	6/XX/2017	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
812500968	XXX	XXX	XXX	3	3
*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018 - EV3

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: Non-traditional credit was used.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/25: The property is located in FEMA Disaster area Disaster Name: XXX.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/25: File is missing an initial rate lock agreement to verify lock date.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018
COMMENT: 2022/XX/25: A verbal vvoe is required 10 business days of the note.

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
COMMENT: 2022/XX/25: There is no coverage amount noted on the preliminary policy report provided in the file.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/27: EMD not sourced.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: File is missing the guidelines.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: The file is missing guidelines.

*** (CLEARED) Missing Document: Approval not provided
COMMENT: 2022/XX/02: Guidelines are missing from the file.

*** (CLEARED) Missing Document: Credit Report not provided
COMMENT: 2022/XX/27: The file is missing a credit report; international reporting in file.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10738230) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2018) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2018 not accurate. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 did not disclose the Monthly Escrow Payment. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money/Earnest Money Deposit) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 13.03149%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/25: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10738230)
COMMENT: 2022/XX/25: The file is missing a verbal vvoe for current employment, however, one is not required for prior employment.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/25: The file is missing the initial rate lock agreement to determine rate and dates used for testing.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2018)
COMMENT: 2022/XX/25: The date the valuation was received is 5/XX/2018 per e-mail verification from XXX sending the valuation to borrower; please note that the borrower signed a waiver agreeing to waive the three (3) day right to receive appraisal.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/25: Evidence of earlier receipt of "Right to Receive a Copy" appraisal disclosure was not provided to the applicant three (3) business days of application.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/25: The FACTA Credit Score Disclosure is missing from the file and there is no evidence of provision to the borrower.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/25: The file is missing an initial signed and dated 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: File is missing evidence of the List of the Homeownership Counseling Organizations provided to the borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: The file is missing loan estimates to use for fee tolerance to cure up to $XXX and is required.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2018 not accurate. (Final/06/XX/2018)
COMMENT: 2022/XX/25: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however, the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. HOA monthly fee in the amount of $XXX was not included in the estimated total per year.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/06/XX/2018)
COMMENT: 2022/XX/25: The file closed with no escrows, however, there is an escrow amount for $XXX over Year 1 noted on the final closing disclosure date 6/XX/2018 showing that the borrower will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 did not disclose the Monthly Escrow Payment. (Final/06/XX/2018)
COMMENT: 2022/XX/25: NeThe file closed with no escrows, however, there is an escrow amount for $XXX over Year 1 noted on the final closing disclosure date 6/XX/2018 showing that the borrower will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018)
COMMENT: 2022/XX/25: The file closed with no escrows, however, there is an escrow amount for $XXX over Year 1 noted on the final closing disclosure date 6/XX/2018 showing that the borrower will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018)
COMMENT: 2022/XX/25: The file closed with no escrows, however, there is an escrow amount for $XXX over Year 1 noted on the final closing disclosure date 6/XX/2018 showing that the borrower will have an escrow account.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018)
COMMENT: 2022/XX/25: Evidence of earlier receipt of Initial CD was not provided at least three (3) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing guidelines.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money/Earnest Money Deposit)
COMMENT: 2022/XX/02: The file is missing a sourced document verifying the account the EMD was taken and sourced documentation for EMD is required.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 13.03149%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/02: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.
											C	No	No		CA	6/XX/2018	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812500969	XXX	XXX	XXX	2	1
*** (CLEARED) Asset Verification Level is less than 4.: Borrower: XXX - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV1

*** (CLEARED) Initial Rate Lock rate date is not documented in file. - EV1

*** (CLEARED) Missing Document: Alternative credit requirements are not satisfied.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2011 - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: All conditions not met due to missing guidelines.

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: Borrower and co-borrower are not US citizens. Missing FICO score information.

*** (CLEARED) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: Missing score information. Borrower and co-borrower are not US citizens.

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2022/XX/27: Bank Statement in file is for 1 month. No lender guidelines to determine amount of months of bank statements required.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2011
COMMENT: 2022/XX/27: WVOE is dated 5/XX/2018 outside of 10 business days from Note dated 10/XX/2018.
								2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.63037%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages) - EV1

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Missing Appraisal Disclosure documentation.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Missing Loan Estimate documentation.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Closing Disclosure in file is dated 10/XX/2018, Note is dated 10/XX/2018. Borrower was not provided Closing Disclosure at least 3 business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/16: Loan is missing income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Loan was manually underwritten, missing lender's guidelines.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/16: WVOE in file is dated more than 90 days from Note. WVOE dated 5/XX/2018, Note date is 10/XX/2018.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
COMMENT: 2022/XX/16: WVOE in file is dated more than 90 days from Note. WVOE dated 5/XX/2018, Note date is 10/XX/2018.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.63037%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/16: WVOE in file is dated more than 90 days from Note. WVOE dated 5/XX/2018, Note date is 10/XX/2018.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/27: Due to missing guidelines.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Note is dated 10/XX/2018 and WVOE is dated 5/XX/2018.
											B	Yes	No		OH	10/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812500970	XXX	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2005 - EV3

*** (CANCELLED) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV1

*** (CANCELLED) Asset documentation requirements not met. - EV1

*** (CANCELLED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CANCELLED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CANCELLED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided. - EV1

*** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV1

*** (CANCELLED) Income documentation requirements not met. - EV1

*** (CANCELLED) Missing Document: Credit Report not provided - EV1

*** (CANCELLED) Missing Document: Fraud Report not provided - EV1

*** (CANCELLED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CANCELLED) Missing Document: Verification of Non-US Citizen Status not provided - EV1

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2022/XX/27: Received guides. Minimum fico score is 660. Borrower's mid score does not meet guides.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/26: Missing lender's currency conversion calculations.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/26: Initial rate lock agreement is missing from the file.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2022/XX/26: The file is missing an approval.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2005
COMMENT: 2022/XX/26: File is missing the verbal VVOE required 10 business days of the Note.

*** (CANCELLED) Asset documentation requirements not met.
COMMENT: 2022/XX/01: Borrower's bank statements were not provided.

*** (CANCELLED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/01: Approval and 1008 are missing. Unable to determine how the loan was approved.

*** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
COMMENT: 2022/XX/28: Missing documentation for borrower's non-US citizenship.

*** (CANCELLED) Income documentation requirements not met.
COMMENT: 2022/XX/01: Borrower's income documents were not provided.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018) - EV2

*** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018) - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.23057%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 653, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/13: Missing LE.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/13: The file is missing a signed and dated initial 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/13: File is missing evidence of the List of the Homeownership Counseling Organizations.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/13: Missing LE's.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018)
COMMENT: 2022/XX/13: Missing initial CD.

*** (CANCELLED) (Missing Doc) Loan images/file not provided
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
COMMENT: 2022/XX/28: Missing evidence of borrower's receipt 3 days prior to closing.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.23057%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 653, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines.
											B	No	No		CA	11/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812500972	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/01: Unable to determine all required conditions due to missing guidelines.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1

*** (CANCELLED) (Missing Doc) Loan images/file not provided
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
											B	No	No		NV	4/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
812500973	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, AZ - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/25: No evidence of AUS/1008 in file. Missing documentation. *** (OPEN) REO Documents are missing.: Address: XXX, AZ COMMENT: 2022/XX/25: Insurance verification was missing for the borrower's primary residence. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 COMMENT: 2022/XX/25: Most recent VOE is dated 3/XX/19.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1

*** (CANCELLED) (Missing Doc) Loan images/file not provided
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
											B	No	No		FL	6/XX/2019	Purchase	Investment	XXX	$XXX		N/A	N/A
812500975	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX TX, - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: All other conditions were not met, due to missing AUS and guidelines. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2022/XX/28: The Guidelines state traditional Credit loan amounts over $XXX require 24 months of reserves. *** (OPEN) REO Documents are missing.: Address: XXX TX, COMMENT: 2022/XX/25: Missing mortgage statement for monthly PITIA payment on rental property per final 1003	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 10/XX/2019 was used which is one (1) month prior to Consummation Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.68523%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 785, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) LOS Screen Shot Date: Unable to determine evidence of Initial Application Date from a LOS Screen Shot due to missing information. - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/26: Rate lock is missing

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/28: Restated Loan Designation has been provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
COMMENT: 2022/XX/26: The appraisal disclosure is missing

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/26: The appraisal disclosure is missing

*** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 10/XX/2019 was used which is one (1) month prior to Consummation Date.
COMMENT: 2022/XX/31: Waterfalling to standard QM/ATR requirements due to missing application date.

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/31: Waterfalling to standard QM/ATR requirements due to missing application date.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/26: No loan estimate provided to borrower

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
COMMENT: 2022/XX/26: Final Closing Disclosure reflected total finance charges $XXX. Calculated finance charges $XXX. Variance of -$XXX. There is a Lenders Credit of $XXX shown on page 2.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2019)
COMMENT: 2022/XX/26: The Seller's Closing Disclosure was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
COMMENT: 2022/XX/26: The closing disclosure was provided the same date as the loan note 11/XX/2019

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: No guidelines provided. Calculated DTI of 46.68520% exceeds standard QM guidelines DTI of 43.00%

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.68523%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 785, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/28: No guidelines provided. Calculated DTI of 46.68520% exceeds standard QM guidelines DTI of 43.00%

*** (CLEARED) LOS Screen Shot Date: Unable to determine evidence of Initial Application Date from a LOS Screen Shot due to missing information.
COMMENT: 2022/XX/28: Waterfalling to standard QM/ATR requirements due to missing application date.

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/28: Waterfalling to standard QM/ATR requirements due to missing application date.

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Waterfalling to standard QM/ATR requirements due to missing application date.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/28: Waterfalling to standard QM/ATR requirements due to missing application date.
											B	Yes	No		CA	11/XX/2019	Purchase	Primary	XXX	$XXX		UTD	Non QM
812500976	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: Rm XXX, - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) REO Documents are missing.: Address: Rm XXX, COMMENT: 2022/XX/24: Verification of primary residence property taxes not provided *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Unable to determine if all conditions were met due to missing guidelines.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2

*** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/28: The Restated Loan Designation has been provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Evidence the borrower was provided the Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Loan Estimates were missing from the loan file and may change fee testing tolerances.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
COMMENT: 2022/XX/24: Evidence the borrower received the closing disclosure a minimum of three days prior to closing was not provided.

*** (CANCELLED) (Missing Doc) Loan images/file not provided
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
											B	No	No		CA	11/XX/2019	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812500978	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 - EV1

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/24: Commitment letter  6/XX/2020 disclosed rate and terms.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/28: Guidelines not provided.

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/28: No scores are available for Borrower. No credit in the USA. Details were collected from the International credit report.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014
COMMENT: 2022/XX/28: Verbal VOE was not provided.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2020) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Closing Disclosures in the Loan File: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Asset Depletion Income: Ability to Repay (Dodd-Frank 2014):  Unable to verity asset depletion income due to, bank statement provided was dated more than 90 days prior to closing. (XXX (employer unknown)/Asset Depletion) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 9.82093%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX (employer unknown)/Asset Depletion) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/16: The Loan Designation was restated to Non QM per lender's request.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2020)
COMMENT: 2022/XX/24: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: LE was not provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/24: Borrower disclosures were not provided to verify date or receipt.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Closing Disclosures in the Loan File: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.
COMMENT: 2022/XX/24: Final CD post close is the only CD provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Loan Estimate was not provided.

*** (CANCELLED) (Missing Doc) Loan images/file not provided
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Missing income documents for asset depletion.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: Guidelines not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Asset Depletion Income: Ability to Repay (Dodd-Frank 2014):  Unable to verity asset depletion income due to, bank statement provided was dated more than 90 days prior to closing. (XXX (employer unknown)/Asset Depletion)
COMMENT: 2022/XX/16: Missing income documents for asset depletion.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 9.82093%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/16: Missing income documents for asset depletion.

*** (CLEARED) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX (employer unknown)/Asset Depletion)
COMMENT: 2022/XX/28: Borrower qualifies without the Asset depletion income.
											B	No	No		FL	6/XX/2020	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812500896	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/1996	Refinance	Primary	XXX	$XXX
812500897	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	FL	12/XX/1996	Refinance	Primary	XXX	$XXX
812500898	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: TIL Itemization only disclosed settlement/attorney/commitment fee in the amount of $XXX and final HUD reflects $XXX.  Also missing Courier fee $XXX
											B	No	Yes	Final HUD1	NY	6/XX/2001	Purchase	Primary	XXX	$XXX
812500902	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2003	Purchase	Primary	XXX	$XXX
812500907	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2022/XX/17: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1986 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1986 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. COMMENT: 2022/XX/17: High Cost testing not complete - Premium and terms were not documented in file	D	No	No	Missing	NY	9/XX/1986	Refinance	Primary	XXX	$XXX
812500915	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: TIL itemization did not disclose an Attorney fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
812500918	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IL	11/XX/2003	Refinance	Investment	XXX	$XXX
812500921	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	3/XX/2004	Purchase	Primary	XXX	$XXX
812500922	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2004	Refinance	Primary	XXX	$XXX
812500923	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		B	No	Yes	Final HUD1	VA	5/XX/2004	Purchase	Primary	XXX	$XXX
812500924	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2004	Purchase	Primary	XXX	$XXX
812500925	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: The itemization of amount financed did not include the release tracking fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	MD	11/XX/2004	Refinance	Primary	XXX	$XXX
812500926	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2004	Refinance	Primary	XXX	$XXX
812500927	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
812500934	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2006	Purchase	Primary	XXX	$XXX
812500936	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
812500945	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2010	Purchase	Second Home	XXX	$XXX
812500946	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: It appears a lower Index was used at origination than the .76310% Index available within the look-back period.
											B	No	Yes	Final HUD1	CA	1/XX/2011	Purchase	Second Home	XXX	$XXX
812500948	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2011	Refinance	Primary	XXX	$XXX
812500952	XXX	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2012	Refinance	Primary	XXX	$XXX
812500953	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2012	Purchase	Primary	XXX	$XXX
812500955	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2013	Purchase	Second Home	XXX	$XXX
812500956	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2013	Purchase	Second Home	XXX	$XXX
812500957	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA 2011):  The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2013	Purchase	Primary	XXX	$XXX
812500958	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2014	Purchase	Second Home	XXX	$XXX
812501113	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	9/XX/1999	UTD	UTD	XXX	$XXX
812500004	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	NY	4/XX/2005	Purchase	Primary	XXX	$XXX
812501114	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2011	Refinance	Primary	XXX	$XXX
812500549	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/19: The TIL itemization did not disclose an attorney fee of $XXX as prepaid finance charges
											B	Yes	Yes	Final HUD1	NY	6/XX/1999	Refinance	Primary	XXX	$XXX
812501115	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
812501116	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
812501117	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	NV	11/XX/2005	Refinance	Primary	XXX	$XXX
812501118	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/21: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	4/XX/2007	Refinance	Primary	XXX	$XXX
812501119	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	DE	8/XX/2007	Refinance	Primary	XXX	$XXX
812501120	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TX	8/XX/2003	Refinance	Investment	XXX	$XXX
812501121	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: Under disclosure is due to the lender utilizing an index value of 3.36% per the Approval, however the lowest index value available in the lookback period is 3.56%.
											B	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
812501122	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/21: Appraisal not provided.	2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: Per approval, the Lender used index of 3.66%. The closest Index available in our look back period is 3.79%.
											B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
812501123	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX however, Final HUD reflects $XXX in prepaid finance charges.
											B	Yes	Yes	Final HUD1	TX	5/XX/2004	Purchase	Primary	XXX	$XXX
812501124	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2004	Purchase	Primary	XXX	$XXX
812500548	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
812501129	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Lender TIL itemization indicates total lump sum prepaid finance charges of $XXX. HUD reflects actual total prepaid finance charges are $XXX.
											B	Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
812501096	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	VA	10/XX/2010	Refinance	Primary	XXX	$XXX
812501101	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	IL	7/XX/2012	Refinance	Primary	XXX	$XXX
812501097	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2010	Refinance	Primary	XXX	$XXX
812501100	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	MI	6/XX/2012	Refinance	Primary	XXX	$XXX
812501095	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2010	Refinance	Primary	XXX	$XXX
812501110	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NC	2/XX/2012	Purchase	Primary	XXX	$XXX
812501104	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CT	8/XX/2013	Refinance	Primary	XXX	$XXX
812501089	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2005	Purchase	Primary	XXX	$XXX
812501091	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NV	7/XX/2007	Refinance	Primary	XXX	$XXX
812501084	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	SC	7/XX/2004	Purchase	Primary	XXX	$XXX
812501088	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IA	4/XX/2005	Purchase	Primary	XXX	$XXX
812501109	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	SC	10/XX/2003	Refinance	Primary	XXX	$XXX
812501090	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	CT	3/XX/2007	Purchase	Primary	XXX	$XXX
812501099	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2011	Refinance	Primary	XXX	$XXX
812501078	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing Itemization of amount financed.
											B	No	Yes	Final HUD1	OK	6/XX/2003	Purchase	Primary	XXX	$XXX
812501076	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	CA	11/XX/2001	Purchase	Primary	XXX	$XXX
812501085	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: TIL Itemization did not disclose $XXX Courier Fee as a prepaid finance charge.  Additionally, TIL Itemization reflects a $XXX Settlement Fee.  HUD reflects a charge of $XXX.
											B	Yes	Yes	Final HUD1	WY	9/XX/2004	Refinance	Primary	XXX	$XXX
812501081	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	Yes	Yes	Final HUD1	CT	11/XX/2003	Purchase	Primary	XXX	$XXX
812501080	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IN	9/XX/2003	Refinance	Primary	XXX	$XXX
812501086	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2004	Purchase	Primary	XXX	$XXX
812501094	XXX	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2008	Refinance	Primary	XXX	$XXX
812501083	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	4/XX/2004	Refinance	Primary	XXX	$XXX
812501092	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
812501079	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	9/XX/2003	Purchase	Primary	XXX	$XXX
812501093	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/12: TIL itemization did not disclose an escrow fee of $XXX and a recording service fee of $XXX as prepaid finance charges; however, the TIL did reflect a notary fee of $XXX a recording processing fee of $XXX and GA residential fee of  $XXX.
											B	Yes	Yes	Final HUD1	GA	5/XX/2007	Refinance	Primary	XXX	$XXX
812501103	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2013	Refinance	Primary	XXX	$XXX
812501082	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	9/XX/2003	Purchase	Primary	XXX	$XXX
812501087	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2005	Purchase	Primary	XXX	$XXX
812501077	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	NJ	6/XX/2002	Purchase	Primary	XXX	$XXX
812501102	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	OH	2/XX/2013	Refinance	Primary	XXX	$XXX
812501098	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	TN	8/XX/2011	Refinance	Primary	XXX	$XXX
812501107	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Rider - Other not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2017 incorrectly disclosed whether the loan allows for Partial Payments. (Final/04/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2021/XX/21: The difference is the monthly MI payment.

*** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2017 incorrectly disclosed whether the loan allows for Partial Payments. (Final/04/XX/2017)
COMMENT: 2021/XX/26: The field is blank on page 4 of the final CD

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2021/XX/27: Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX disclosed on the final LE.
											B	No	No		GA	4/XX/2017	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501106	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/05: FEMA Alert - The Federal Emergency Management Agency has made a major disaster, emergency or fire management assistance declaration in the vicinity of the property address: XXX. If date of appraisal is prior to alert date, require an updated appraisal or property inspection to verify property was not affected by disaster.	2
*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
											B	Yes	No		GA	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501112	XXX	XXX	XXX	1	1			1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7559) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7559)
COMMENT: 2021/XX/02: Increase without sufficient cure.
											A	Yes	No		IL	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501111	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1
*** (CANCELLED) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CANCELLED) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV1
											A	Yes	No		MN	8/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501105	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2021/XX/26: LE's not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/26: No valid COC or cure provided.
											B	Yes	No		VA	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501108	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (CANCELLED) Primary Appraisal was completed after the final loan approval.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2017 - EV1	*** (CANCELLED) Primary Appraisal was completed after the final loan approval.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2017 COMMENT: 2021/XX/10: Missing updated AUS reflecting a lower value than is reflected on the AUS finding. Appraised value should reflect $XXX with no adverse changes on the AUS requirements.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CANCELLED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/29: Loan Discount   last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		CA	4/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812501212	XXX	XXX	XXX	3		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/03: Appraisal not provided.	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	No	Missing	IL	5/XX/2008	Refinance	Primary	XXX	$XXX
812501213	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
											B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
812501214	XXX	XXX		3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review.   An Approval, AUS or 1008, an origination credit report as well as an initial and final 1003.
											D		No
812501128	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2013	Refinance	Primary	XXX	$XXX
812501130	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	WY	7/XX/2007	Refinance	Primary	XXX	$XXX
812501131	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1989 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	9/XX/1989	Purchase	Primary	XXX	$XXX
812500547	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
812500550	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TN	10/XX/2006	Purchase	Primary	XXX	$XXX
812500551	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	12/XX/2006	Purchase	Primary	XXX	$XXX
812500552	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	11/XX/2004	UTD	UTD	XXX	$XXX
812500894	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2005	Purchase	Primary	XXX	$XXX
812501125	XXX	XXX		3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/28: Incomplete Loan File. No compliance documents in the loan file.	D		No	Missing			UTD	UTD
812500895	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Under disclosure is due to lender utilizing and Index value of 5.27% per the Rate Lock and the lowest index value available in the lookback period is 5.4719%.
											D	Yes	Yes	Estimated HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
812501127	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	5/XX/2005	Refinance	UTD	XXX	$XXX
812501126	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AZ	12/XX/2007	Purchase	Primary	XXX	$XXX
812501165	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2022/XX/17: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2010	Purchase	Primary	XXX	$XXX
812501166	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	12/XX/2008	Refinance	Primary	XXX	$XXX
812501163	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
812501164	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MO	7/XX/2006	Refinance	Primary	XXX	$XXX
812501161	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Second Home	XXX	$XXX
812501162	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2004 - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV3

*** (OPEN) FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required. - EV3

*** (OPEN) FHA MIP Error (Borrower Paid):: Date Issued: 06/XX/2017 / Relative Sequence Num: 5 - EV3

*** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.: Date Issued: 06/XX/2017 / Relative Sequence Num: 5 - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) XXX Certification is missing.: Disclosure: FHA - XXX Certification (Government Documents) - EV3

*** (OPEN) Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2017 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2004 - EV3

*** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2

*** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/18: Missing asset documentation.

*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2022/XX/17: Per AUS reserves required are $XXX.

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2022/XX/17: Not signed by lender

*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
COMMENT: 2022/XX/17: Signed 05/27

*** (OPEN) Income documentation requirements not met.
COMMENT: 2022/XX/18: VVOE not provided.

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.: Date Issued: 06/XX/2017 / Relative Sequence Num: 5
COMMENT: 2022/XX/17: Projected payment is $XXX.

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2022/XX/17: Signed 05/27
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017) - EV2

*** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 did not disclose whether the loan will have an escrow account. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/18: Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2022/XX/17: Missing written verification of employment and home was for sale within 90 days

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
COMMENT: 2022/XX/17: Note date was 06/XX/2017 document provided on 05/XX/2017.

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 did not disclose whether the loan will have an escrow account. (Final/06/XX/2017)
COMMENT: 2022/XX/17: Document not provided.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017)
COMMENT: 2022/XX/17: Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017)
COMMENT: 2022/XX/17: Loan Calculations (pg 5): Total of Payment does not match the calculated Total of Payments for the loan. TOP is calculated as follows: sum of calculated payment stream + Loan Costs + Prepaid Interest + Mortgage Insurance.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2017)
COMMENT: 2022/XX/17: Escrow Account section (pg 4) - one of the these occurred: 1) ""will have an escrow account"" box was not checked, yet there are escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2); 2) ""will have an escrow account"" box was checked, yet there are no escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2).

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2022/XX/17: Note date was 06/XX/2017 document provided not provided within 3 days.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/17: No cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/17: No cure provided.
											C	Yes	No		MD	6/XX/2017	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Safe Harbor QM
812501135	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MI	10/XX/1999	Refinance	Primary	XXX	$XXX
812501243	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	9/XX/2003	Refinance	Primary	XXX	$XXX
812501244	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	3/XX/2005	Refinance	Primary	XXX	$XXX
812501248	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	LA	12/XX/2004	Purchase	Second Home	XXX	$XXX
812501249	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2005	Purchase	Primary	XXX	$XXX
812501250	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2003	Refinance	Primary	XXX	$XXX
812501253	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	3/XX/2005	Refinance	Primary	XXX	$XXX
812501259	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MO	11/XX/2003	Refinance	Primary	XXX	$XXX
812501261	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	5/XX/2004	Refinance	Primary	XXX	$XXX
812501270	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	LA	5/XX/2003	Refinance	Primary	XXX	$XXX
812501271	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2004	Refinance	Primary	XXX	$XXX
812501279	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) GFE Error: Rate lock period not provided. - EV2

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	IA	6/XX/2004	Refinance	Primary	XXX	$XXX
812501280	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	MS	6/XX/2004	Refinance	Primary	XXX	$XXX
812501281	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2003	Purchase	Primary	XXX	$XXX
812501283	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2003	Refinance	Primary	XXX	$XXX
812501284	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	MO	12/XX/2003	Refinance	Primary	XXX	$XXX
812501292	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	No	No	Missing	IL	3/XX/2004	Purchase	Primary	XXX	$XXX
812501294	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2003	Purchase	Primary	XXX	$XXX
812501295	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2004	Purchase	Primary	XXX	$XXX
812501296	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MS	12/XX/2004	Purchase	Primary	XXX	$XXX
812501306	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2003	Refinance	Primary	XXX	$XXX
812501307	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2003	Refinance	Primary	XXX	$XXX
812501315	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	1/XX/2004	Refinance	Primary	XXX	$XXX
812501317	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	OH	2/XX/2004	Refinance	Primary	XXX	$XXX
812501322	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	LA	9/XX/2003	Purchase	Primary	XXX	$XXX
812501323	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	3/XX/2005	Refinance	Primary	XXX	$XXX
812501326	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	4/XX/2003	Refinance	Primary	XXX	$XXX
812501274	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	3/XX/2006	Refinance	Primary	XXX	$XXX
812501300	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: TIL itemization of amount financed did not disclose the $XXX CPL Fee, the $XXX Subordination Recording Fee or the $XXX Title Courier Fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PA	4/XX/2006	Refinance	Primary	XXX	$XXX
812501304	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
812501256	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NJ	4/XX/2006	Refinance	Primary	XXX	$XXX
812501278	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. COMMENT: 2019/XX/15: ABA not dated	B	No	Yes	Final HUD1	PA	11/XX/2006	Purchase	Primary	XXX	$XXX
812501313	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	IL	11/XX/2007	Purchase	Primary	XXX	$XXX
812501303	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is overdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2018/XX/11: TIL in file with document date same as transaction (3/XX/1999) does not reflect signature date.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	TX	3/XX/1994	Refinance	Primary	XXX	$XXX
812501275	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NM	1/XX/2005	Purchase	Primary	XXX	$XXX
812501302	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
812501312	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	No	Yes	Final HUD1	GA	10/XX/2012	Refinance	Second Home	XXX	$XXX
812501290	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	AZ	10/XX/2012	Refinance	Primary	XXX	$XXX
812501245	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	WV	7/XX/2009	Refinance	Primary	XXX	$XXX
812501311	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OR	10/XX/2009	Refinance	Investment	XXX	$XXX
812501237	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	MD	2/XX/2008	Refinance	Primary	XXX	$XXX
812501276	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TN	2/XX/2008	Refinance	Primary	XXX	$XXX
812501288	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	10/XX/2007	Purchase	Primary	XXX	$XXX
812501238	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: The TIL itemization did not disclose a 2nd admin fee of $XXX courier fee of $XXX or wire fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
812501264	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
812501310	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2005	Refinance	Primary	XXX	$XXX
812501265	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
											B	No	Yes	Final HUD1	AZ	4/XX/2004	Refinance	Investment	XXX	$XXX
812501301	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	SD	4/XX/2004	Refinance	Primary	XXX	$XXX
812501257	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM: Wisconsin Prepayment Penalty:  Prepayment penalty not permissible on a first lien adjustable rate loan. - EV2
											B	Yes	Yes	Final HUD1	WI	8/XX/2002	Refinance	Primary	XXX	$XXX
812501277	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 11/XX/2011 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	VA	12/XX/2011	Refinance	Primary	XXX	$XXX
812501266	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	WA	12/XX/2011	Refinance	Primary	XXX	$XXX
812501258	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
											B	Yes	Yes	Final HUD1	MO	4/XX/2011	Refinance	Primary	XXX	$XXX
812501309	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	WA	8/XX/2008	Refinance	Primary	XXX	$XXX
812501289	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/25: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.
											B	Yes	Yes	Final HUD1	GA	10/XX/2007	Refinance	Primary	XXX	$XXX
812501267	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
812501291	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	5/XX/2006	Purchase	Primary	XXX	$XXX
812501287	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	KS	4/XX/2006	Refinance	Primary	XXX	$XXX
812501246	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
812501324	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2004	Refinance	Primary	XXX	$XXX
812501316	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): XXX forms not used for closing of home equity loan. - EV3		B	Yes	Yes	Final HUD1	TX	1/XX/2004	Refinance	Primary	XXX	$XXX
812501262	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2004	Refinance	Primary	XXX	$XXX
812501211	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2018). (Final/12/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2018). (Final/12/XX/2018)
COMMENT: 2021/XX/29: Disclosure reflects Finance Charges of ($XXX) however calculated Finance Charges reflects ($XXX).
											B	Yes	No		TN	12/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501210	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	Yes	No		TX	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501209	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 6.48740% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Rate Spread Home Loan. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 6.48740% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Rate Spread Home Loan.
COMMENT: 2022/XX/07: Compliant Higher Priced Mortgage Loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/07: Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
											B	Yes	No		NC	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
812501208	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018)
COMMENT: 2021/XX/20: Evidence of earlier borrower receipt was not found

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/04: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/20: File does not contain a valid COC for the transfer fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		NY	6/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501207	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501206	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1
											B	Yes	No		IN	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501205	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/04: A valid COC or sufficient Cure was not provided for the decrease in Lender Credits
											B	Yes	No		TN	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501204	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: Missing valid COC and there is no evidence of a cure provided.
											B	Yes	No		CA	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501203	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/21: FEMA disaster declared, XXX. Post disaster interior/exterior inspection is required dated after, 09/XX/2021, the declared end date.	2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/12/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/12/XX/2016)
COMMENT: 2021/XX/22: It appears the $XXX VOE fee, paid to the XXX, was not included.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016)
COMMENT: 2021/XX/22: Missing delivery confirmation.
											B	Yes	No		LA	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501201	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2021/XX/23: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy of the refund check, proof of delivery and a copy of the letter of explanation disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2021/XX/23: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy of the refund check, proof of delivery and a copy of the letter of explanation disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2021/XX/23: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of $XXX.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy of the refund check, proof of delivery and a copy of the letter of explanation disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/23: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Provide a post-close CD disclosing the tolerance cure of $XXX, copy of the refund check, proof of delivery and a copy of the letter of explanation disclosing the changes made.
											B	Yes	No		GA	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501202	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2016)
COMMENT: 2021/XX/22: The file contained proof of the borrower’s receipt of an appraisal on 10/XX/2016; however, the report date of the appraisal in file is 10/XX/2016.  Provide a copy of the preliminary appraisal provided to the borrower on 10/XX/2016 and proof of the borrower’s receipt of the updated appraisal at or prior to consummation, but on or after XX/XX/XXXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/23: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
											B	Yes	No		CA	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501200	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Rider - Other not provided - EV3		2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	No	No		GA	8/XX/2016	Purchase	Second Home	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
812501199	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7726) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (77163) - EV1

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2021/XX/22: The disclosure lists an initial deposit of $XXX and the CD lists an initial deposit of $XXX.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2021/XX/22: Lender credit provided on page 1 of final Closing Disclosure.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7726)
COMMENT: 2021/XX/22: Missing valid COC and there is no evidence of a cure provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (77163)
COMMENT: 2021/XX/22: Missing valid COC and there is no evidence of a cure provided.
											B	Yes	No		FL	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501198	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/08: Missing credit report.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: The loan failed points and fees testing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report and is testing to SHQM. Two year income breakdown required for SHQM.

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report and is testing to SHQM. Two year income breakdown required for SHQM.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report and is testing to SHQM. Max dti allowed per SHQM is 43%.
											C	Yes	No		TX	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
812501197	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	Yes	No		FL	3/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501195	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	MS	8/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501194	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2
*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2021/XX/10: The loan file only contains the 1st page of the credit report. The remaining pages are blank. Upon receipt of the complete and legible credit report, additional conditions may apply.

*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date.
COMMENT: 2021/XX/10: Hazard Insurance Policy provided in the file expired on 02/XX/2015, which is 6 months prior to the Note date of 06/XX/2015. Upon receipt of the missing Hazard Insurance Policy with an effective date after 06/XX/2015, additional conditions may apply.
								2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/10: Initial GFE dated 04/XX/2015 Important Dates Section, Other Settlement Charges Good Through Date is 05/XX/2015, which is less than the 10 business days required.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/10: Final GFE disclosed a payment of $XXX. Note verifies the payment is $XXX.

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2021/XX/10: Final GFE disclosed a loan amount of $XXX. Note verifies the loan amount is $XXX.

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
COMMENT: 2021/XX/10: Final GFE Page 3 does not match the loan amount and payment on the Final HUD-1.
											B	Yes	Yes	Final HUD1	CA	6/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501193	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/23: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
COMMENT: 2021/XX/23: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/23: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
											B	Yes	Yes	Final HUD1	PA	5/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501192	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	OH	2/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501191	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	Yes	Final HUD1	NJ	4/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501196	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Tax Certificate not provided - EV3		1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2021/XX/15: Cure of $XXX was provided on Final Closing Disclosure.
											A	Yes	No		PA	3/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501190	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The disclosure provided is dated 2/XX/2014.
											B	Yes	Yes	Final HUD1	MO	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501188	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The RESPA Servicing disclosure was not provided to Borrower within  three days of Application. Provided date was 02/XX/2014 while Application date is 01/XX/2014.
											B	Yes	Yes	Final HUD1	PA	2/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501189	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2014	Purchase	Primary	XXX	$XXX
812501187	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	MI	8/XX/2013	Purchase	Primary	XXX	$XXX
812501186	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NY	4/XX/2013	Purchase	Investment	XXX	$XXX
812501185	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not XXX licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2013	Refinance	Primary	XXX	$XXX
812501183	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	MS	5/XX/2012	Refinance	Primary	XXX	$XXX
812501182	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/21: Unable to determine under disclosure due to missing Fee Itemization.
											B	Yes	Yes	Final HUD1	NY	6/XX/2009	Refinance	Primary	XXX	$XXX
812501172	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MD	9/XX/2005	Refinance	Primary	XXX	$XXX
812501171	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NV	9/XX/2005	Refinance	Primary	XXX	$XXX
812501173	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	NC	1/XX/2006	Purchase	Primary	XXX	$XXX
812501168	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IL	6/XX/2003	Refinance	Primary	XXX	$XXX
812501184	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2012	Refinance	Primary	XXX	$XXX
812501178	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/28: TIL Itemization did not disclose the pick up fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
812501169	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: TIL itemization did not disclose an Attorney fee of $XXX as prepaid finance charge
											B	Yes	Yes	Final HUD1	SC	7/XX/2003	Refinance	Primary	XXX	$XXX
812501181	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/29: Under disclosure is due to the lender’s TIL reflecting MI being in force for 69 months, however based on the loan amount and appraised value the MI would be in force for 148 months
											B	No	Yes	Final HUD1	VA	2/XX/2009	Construction-Permanent	Primary	XXX	$XXX
812501177	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
812501176	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	VA	7/XX/2007	Purchase	Primary	XXX	$XXX
812501170	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/27: TIL itemization did not disclose the application fee of $XXX recording service fee of $XXX and title company courier fee of $XXX  as prepaid finance charges.
											B	Yes	Yes	Final HUD1	MI	12/XX/2004	Refinance	Primary	XXX	$XXX
812501180	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CT	9/XX/2008	Refinance	Primary	XXX	$XXX
812501175	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	4/XX/2007	Refinance	Primary	XXX	$XXX
812501179	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	MT	1/XX/2008	Refinance	Primary	XXX	$XXX
812501174	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2006	Refinance	Primary	XXX	$XXX
812501356	XXX	XXX	XXX	1	1			1
*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (43-Q) does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CANCELLED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (43-Q) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/29: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CANCELLED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/29: For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.
											A	Yes	No		TX	7/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)
812501222	XXX	XXX	XXX	3	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 COMMENT: 2022/XX/09: The verification was completed on 11/XX/2017.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	No		TX	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501218	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	Yes	Yes	Final HUD1	CT	1/XX/2005	Purchase	Primary	XXX	$XXX
812501228	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	NJ	8/XX/2006	Purchase	Primary	XXX	$XXX
812501223	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	7/XX/2007	Purchase	Investment	XXX	$XXX
812501226	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/20: File does not contain either Preliminary or Final Title.	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/20: 10 day grace period is less than the 15 day minimum per State (MA).
											B	Yes	Yes	HELOC Agreement	MA	2/XX/2007	Refinance	Primary	XXX	$XXX
812501215	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	No	HELOC Agreement	PA	12/XX/2003	Refinance	Primary	XXX	$XXX
812501217	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											C	Yes	No	HELOC Agreement	NJ	4/XX/2006	Refinance	Primary	XXX	$XXX
812501225	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	HELOC Agreement	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
812501229	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2004	Refinance	Primary	XXX	$XXX
812501227	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	FL	4/XX/2009	Purchase	Second Home	XXX	$XXX
812501221	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2022/XX/14: Final TIL not signed by all required parties.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/15: TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	MD	1/XX/2007	Purchase	Primary	XXX	$XXX
812501219	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	Yes	Yes	HUD1, not signed or stamped	LA	7/XX/2006	Refinance	Primary	XXX	$XXX
812501224	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	HELOC Agreement	CA	5/XX/2004	Refinance	Primary	XXX	$XXX
812501220	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	HELOC Agreement	MD	4/XX/2003	Refinance	Primary	XXX	$XXX
812501230	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	PA	9/XX/2008	Refinance	Primary	XXX	$XXX
812501216	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	HELOC Agreement	IA	5/XX/2007	Refinance	Primary	XXX	$XXX
812501451	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/12: TIL itemization did not disclose a courier fee of $XXX; Flood cert fee $XXX; recording service fee of $XXX; closing settlement fee of $XXX; tax service fee of $XXX; warehousing fee of $XXX or a wire fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
812501447	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	MD	2/XX/2005	Purchase	Primary	XXX	$XXX
812501145	XXX	XXX	XXX	2				2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	IL	10/XX/2008	Refinance	Primary	XXX	$XXX
812501144	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	FL	3/XX/2005	Purchase	Investment	XXX	$XXX
812501151	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	LA	8/XX/2001	Refinance	Primary	XXX	$XXX
812501153	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/1999	Purchase	Primary	XXX	$XXX
812501158	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/01: Under disclosure is due to the lender’s TIL reflecting MI being in force for 79 months, however based on the loan amount and appraised value the MI would be in force for 82 months.
											B	Yes	Yes	Final HUD1	MI	9/XX/2003	Refinance	Primary	XXX	$XXX
812501159	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File only contains the Security instrument	D		No
812501160	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File only contains the Security instrument	D		No
812501132	XXX	XXX	XXX	3	3
*** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Aged document: Primary Valuation is older than guidelines permit - EV3

*** (OPEN) AUS Findings: Interest rate discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/04: Please provide update credit report credit report within 120 days prior to note date.

*** (OPEN) Aged document: Primary Valuation is older than guidelines permit
COMMENT: 2022/XX/04: Please provide a recert of appraised value. Appraisal in file is over 120 days old at time of note

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/08: File is missing credit report, and appraisal within 120 days of Note.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2022/XX/04: Please provide corrected DU. DU in loan file interest rate does not match note rate of 4.125%

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/04: Please provide fraud report required.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09871% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09871%). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/04: Originator Loan Designation of Safe Harbor QM does not match due to interest rate on AUS not matching..

*** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/08: We are missing credit report and appraisal within 120 days of Note date.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/08: We are missing credit report and appraisal within 120 days of Note date.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/04: DTI due to DU not compliant with interest rate not matching.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09871% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09871%).
COMMENT: 2022/XX/04: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09871% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09871%).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/04: No valid Change of Circumstance in file and no cure provided at close. Please provide update post closing disclosure evidencing cure  provided for Loan origination fee.
											C	Yes	No		CA	9/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
812501452	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/01: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	4/XX/2006	Purchase	Primary	XXX	$XXX
812500110	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/01: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
812500513	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Credit Payoff Statement(s) not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/06: File is missing evidence XXX was paid in full as required by AUS.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/01: Provide evidence that subject property is not affected by FEMA XXX.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/01: The Homeowners Insurance coverage is $XXX. The Original Loan Amount is $XXX. The policy is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

*** (OPEN) Missing Document: Credit Payoff Statement(s) not provided
COMMENT: 2022/XX/06: File is missing a payoff statement and payment history for entity paid off at closing as required by AUS.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2022/XX/12: Unable to determine if origination guidelines were utilized for this diligence review.
								2	*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2
*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/07: Investment property not subject to Qualified Mortgage requirements.
											B	No	No		FL	3/XX/2021	Refinance	Investment	XXX	$XXX		Safe Harbor QM	N/A
812501453	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements
											C	Yes	No		GA	7/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812501454	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/30: The Fraud Report is missing from the loan file. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2022/XX/30: The Hazard Insurance Policy is missing from the loan file. *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/12: The loan file did not contain guidelines.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Estimated Property Costs over Year 1. (Final/09/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/09/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2021) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Estimated Property Costs over Year 1. (Final/09/XX/2021)
COMMENT: 2022/XX/30: The Post Closing Disclosure issued on 9/XX/2021 corrected this error. However for a full remediation cure, a copy of the letter to the borrower explaining the error is required.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/09/XX/2021)
COMMENT: 2022/XX/30: The Post Closing Disclosure issued on 9/XX/2021 corrected this error. However for a full remediation cure, a copy of the letter to the borrower explaining the error is required.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2021)
COMMENT: 2022/XX/30: The Post Closing Disclosure issued on 9/XX/2021 corrected this error. However for a full remediation cure, a copy of the letter to the borrower explaining the error is required.
											C	Yes	No		TX	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812501409	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	SC	4/XX/2002	Refinance	Primary	XXX	$XXX
812501416	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	3/XX/2009	Refinance	Primary	XXX	$XXX
812501436	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2004	Purchase	Primary	XXX	$XXX
812501439	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2008	Purchase	Primary	XXX	$XXX
812501438	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	4/XX/2008	Purchase	Primary	XXX	$XXX
812501441	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/15: TIL itemization did not disclose a flood cert fee of $XXX and a wire fee of $XXX as prepaid finance charge. TIL Itemization only disclosed settlement charges in the amount of $XXX and final HUD reflects $XXX. TIL Itemization disclosed plot plan fee in the amount of $XXX and final HUD did not reflect this fee.
											B	Yes	Yes	Final HUD1	OR	2/XX/2008	Refinance	Primary	XXX	$XXX
812501376	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2013	Purchase	Primary	XXX	$XXX
812501379	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2		B	Yes	Yes	Final HUD1	TX	12/XX/2013	Purchase	Primary	XXX	$XXX
812501377	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CO	4/XX/2013	Refinance	Primary	XXX	$XXX
812501437	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OR	2/XX/2008	Refinance	Primary	XXX	$XXX
812501373	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not XXX licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	WA	2/XX/2013	Refinance	Primary	XXX	$XXX
812501444	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2010	Refinance	Primary	XXX	$XXX
812501388	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	4/XX/2002	Purchase	Primary	XXX	$XXX
812501360	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MD	11/XX/2002	Refinance	Primary	XXX	$XXX
812501398	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	No	Yes	Final HUD1	MD	4/XX/2010	Purchase	Investment	XXX	$XXX
812501440	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	7/XX/2006	Refinance	Primary	XXX	$XXX
812501399	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/14: TIL itemization did not disclose a courier fee of $XXX was prepaid finance charge.
											B	Yes	Yes	Final HUD1	IA	11/XX/2005	Refinance	Primary	XXX	$XXX
812501387	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	2/XX/2003	Refinance	Primary	XXX	$XXX
812501378	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not XXX licensed or registered at time of application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	6/XX/2013	Purchase	Primary	XXX	$XXX
812501446	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2011	Purchase	Primary	XXX	$XXX
812501443	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	6/XX/2003	Purchase	Primary	XXX	$XXX
812501361	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	LA	5/XX/1999	Purchase	Primary	XXX	$XXX
812501445	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2013	Refinance	Primary	XXX	$XXX
812501428	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	CO	8/XX/2002	Purchase	Primary	XXX	$XXX
812501397	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 02/XX/2003 - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CO	3/XX/2003	Refinance	Primary	XXX	$XXX
812501364	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2
											B	No	Yes	Final HUD1	TX	10/XX/2011	Purchase	Primary	XXX	$XXX
812501418	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2003	Purchase	Primary	XXX	$XXX
812501415	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2001	Purchase	Primary	XXX	$XXX
812501396	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	NC	10/XX/2006	Purchase	Primary	XXX	$XXX
812501405	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	MI	9/XX/2012	Refinance	Primary	XXX	$XXX
812501435	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	MI	12/XX/2000	Purchase	Primary	XXX	$XXX
812501423	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/07: Unable to determine timing requirements due to missing Lender application
											B	No	Yes	Final HUD1	MN	8/XX/2013	Purchase	Primary	XXX	$XXX
812501402	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	PA	10/XX/2005	Purchase	Primary	XXX	$XXX
812501371	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2010	Refinance	Primary	XXX	$XXX
812501363	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2005	Purchase	Primary	XXX	$XXX
812501362	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	NY	7/XX/2003	Refinance	Primary	XXX	$XXX
812501407	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/28: TIL itemization did not disclose a Title pick up fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	8/XX/2003	Refinance	Primary	XXX	$XXX
812501367	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
812501414	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	IL	8/XX/2006	Refinance	Primary	XXX	$XXX
812501412	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	LA	7/XX/2008	Refinance	Primary	XXX	$XXX
812501426	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not XXX licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2013	Refinance	Primary	XXX	$XXX
812501370	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NJ	4/XX/2011	Refinance	Primary	XXX	$XXX
812501365	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OR	9/XX/2002	Refinance	Primary	XXX	$XXX
812501419	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	Yes	Yes	Final HUD1	OH	12/XX/2001	Refinance	Primary	XXX	$XXX
812501429	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/1999	Purchase	Primary	XXX	$XXX
812501394	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OR	11/XX/2007	Refinance	Primary	XXX	$XXX
812501410	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AR	2/XX/2006	Purchase	Primary	XXX	$XXX
812501404	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Unable to determine underdisclosure due to missing Fee Itemization.
											B	Yes	Yes	Final HUD1	NC	6/XX/2007	Refinance	Primary	XXX	$XXX
812501395	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011 - EV3		2
*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2012	Refinance	Primary	XXX	$XXX
812501421	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	12/XX/2002	Purchase	UTD	XXX	$XXX
812501425	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1990 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NH	6/XX/1990	UTD	UTD	XXX	$XXX
812501406	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/05: Unable to determine under disclosure due to missing final TIL Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	OR	10/XX/2009	Refinance	Primary	XXX	$XXX
812501408	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2007	Purchase	Primary	XXX	$XXX
812501424	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2011	Refinance	Primary	XXX	$XXX
812501420	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	CT	1/XX/2013	Refinance	Primary	XXX	$XXX
812501413	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	4/XX/2011	Refinance	Primary	XXX	$XXX
812501403	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Unable to determine underdisclosure due to missing Fee Itemization.
											B	Yes	Yes	Final HUD1	GA	11/XX/2012	Refinance	Primary	XXX	$XXX
812501442	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	9/XX/2009	Refinance	Primary	XXX	$XXX
812501375	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.53188% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2012	Purchase	Primary	XXX	$XXX
812501382	XXX	XXX	XXX	1	1			1
*** (CLEARED) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV1

*** (CLEARED) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/12/XX/2016) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
COMMENT: 2020/XX/29: Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.

*** (CLEARED) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/12/XX/2016)
COMMENT: 2020/XX/29: The Revised Loan Estimate was received on or after the Closing Disclosure

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2020/XX/29: Transfer Tax Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2020/XX/29: The Final CD did include a Lender Credit of $XXX for the increase in Closing Costs.
											A	Yes	No		NY	2/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501383	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3 *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3 *** (OPEN) AUS Findings: Loan to value discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/19: Missing property inspection date after disaster date of XX/XX/XXXX. Most Recent Valuation Inspection Date XX/XX/XXXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2016). (Final/11/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2016) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/19: LTV/CTV discrepancy.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016)
COMMENT: 2022/XX/19: Discrepancy in between monthly tax amount. Per Title commitment/tax certification monthly tax expense is $XXX versus $XXX on final CD dated 11/XX/2016.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2016). (Final/11/XX/2016)
COMMENT: 2022/XX/19: Total of Payments disclosed on Final CD Issued 11/XX/2016 disclosed a Total of Payments $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)
COMMENT: 2022/XX/19: Provide Disclosure Summary tracking report evidencing Initial CD provided to borrower three days prior Settlement Date.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/19: Lender provided Credit for $XXX applied to Appraisal fee.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2016)
COMMENT: 2022/XX/19: Final CD disclosed the Amount of Escrowed Property Costs over Year 1 only list items escrows as $XXX on page 4; however the Property Taxes ($XXX) and Insurance ($XXX) total $XXX per year. Discrepancy in between monthly tax amount. Per Title commitment/tax certification monthly tax expense is $XXX versus $XXX on final CD dated 11/XX/2016.
											C	Yes	No		OR	11/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
812501386	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	Yes	No		TX	5/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501380	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2022/XX/19: The calculated APR is making this a higher priced mortgage. The difference is within limits.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016)
COMMENT: 2022/XX/19: Amount of escrowed property costs over year 1 should be $ XXX. Closing disclosure off by 80 cents.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2016)
COMMENT: 2022/XX/19: TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
COMMENT: 2022/XX/19: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/19: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
											C	Yes	No		MN	3/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
812501374	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/09: This is a Refi Plus/HARP file and the required income documents of 4506-T and VVOE are provided. Assets are not required.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/09: This is a Refi Plus/HARP file and the required income documents of 4506-T and VVOE are provided. Assets are not required.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/09: This is a Refi Plus/HARP file and the required income documents of 4506-T and VVOE are provided. Assets are not required.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/09: This is a Refi Plus/HARP file and the required income documents of 4506-T and VVOE are provided. Assets are not required.
											B	Yes	Yes	Final HUD1	NV	10/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501401	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	Yes	No		NJ	4/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501389	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
COMMENT: 2022/XX/23: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
COMMENT: 2022/XX/23: Evidence of earlier borrower receipt was not found in file.
											B	Yes	No		TX	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501381	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Econsent not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/31: Hazard Insurance to be updated to cover replacement cost or Replacement Cost Estimator to be provided. *** (OPEN) Missing Document: Econsent not provided COMMENT: 2022/XX/31: E-Consent not provided for all three borrowers	2
*** (OPEN) TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 07/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/07/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/07/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 07/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/07/XX/2016)
COMMENT: 2022/XX/27: Loan Estimate estimated to be provided on 07/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2016)
COMMENT: 2022/XX/27: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. The Revised Loan Estimate was received on or after the Closing Disclosure.

*** (OPEN) TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/07/XX/2016)
COMMENT: 2022/XX/27: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/27: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/27: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.
											B	Yes	No		HI	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501384	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Total cash-out discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/20: Credit report is missing all pages.	3
*** (OPEN) Appendix Q Liabilities - Less than 10 Months: Unable to determine compliance with Appendix Q liabilities requirements due to missing information. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Appendix Q Liabilities - Less than 10 Months: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.
COMMENT: 2022/XX/20: Unable to determine liability requirements due to missing pages of the credit report.

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/20: Credit report not provided.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/20: Credit report not provided.
											C	Yes	No		DC	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
812501400	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/03: An initial 1003 loan application is not found in file for this borrower.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/03: Fee change with no change of circumstance document provided in file and no cure is provided to borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2022/XX/03: Fee change with no change of circumstance document provided in file and no cure is provided to borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/03: Fee change with no change of circumstance document provided in file and no cure is provided to borrower.
											B	Yes	No		TX	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501385	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2022/XX/23: Fee change with no cure or change of circumstance provided.
											B	Yes	No		TN	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501392	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/23: Seller paid Grantors Tax of $XXX on Seller CD was not previously disclosed.
											B	Yes	No		VA	6/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501369	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014) - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
COMMENT: 2022/XX/24: Used Itemization of amount financed to clear tolerance.
											B	Yes	Yes	Final HUD1	NY	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501393	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/18: Borrower 2015 W-2 was not provided in file.	2
*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016)
COMMENT: 2022/XX/18: Annual taxes on subject was $XXX or $XXX per month versus $XXX on final CD

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2016)
COMMENT: 2022/XX/18: Annual taxes on subject was $XXX or $XXX per month versus $XXX on final CD
											B	Yes	No		LA	11/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501434	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	No		CA	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501433	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2022/XX/03: Loan Designation determined to be Temp HPML.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/23: No COC or cure was provided to the borrower for tolerance overages
											C	Yes	No		NJ	5/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
812501430	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/26: At the time of this loan the Disaster was not declared, Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX, Disaster Declaration Date: XX/XX/XXXX *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 COMMENT: 2022/XX/26: The verification of employment is not within 10 business days of the Note	2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2018). (Final/08/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2018). (Final/08/XX/2018)
COMMENT: 2022/XX/26: Financed charge is $XXX , Calculated financed charge $XXX , Variance is $XXX

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/26: Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX, no cure or change of circumstances was provided
											B	Yes	No		NY	8/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501427	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/21: Due to missing BK and REO documentation	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10707005) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/21: Due to missing BK and REO documentation

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
COMMENT: 2022/XX/21: Due to missing BK and REO documentation

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/21: Due to missing BK and REO documentation

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/21: Due to missing BK and REO documentation

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10707005)
COMMENT: 2022/XX/21: Due to missing BK and REO documentation

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231)
COMMENT: 2022/XX/31: Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/31: Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/31: Insufficient or no cure was provided to the borrower.
											C	Yes	No		TX	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
812501417	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income documentation requirements not met. - EV3	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/25: Missing required third party verification document.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016) - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XX/10717094) - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Policy End.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77121) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/23: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/23: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XX/10717094)
COMMENT: 2022/XX/23: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
COMMENT: 2022/XX/23: No evidence of early receipt was located in file.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/23: Fee change with no change of circumstance or cure provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Policy End.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77121)
COMMENT: 2022/XX/23: Fee change with no change of circumstance or cure provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/23: Fee change with no change of circumstance or cure provided in file.
											C	Yes	No		NY	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
812501431	XXX	XXX	XXX	3	3
*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) XXX: Property is located in XXX, MI and could be subject to XXX. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3
							*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/31: File is missing the required AUS with all pages,, most recent bank statements and evidence that water for subject property is provided by third party due to contamination with county water. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/22: Documentation evidencing the $XXX Loan Origination fee POC is missing. *** (OPEN) Missing Document: AUS not provided COMMENT: 2022/XX/31: The complete AUS dated 6/XX/2015 is missing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/31: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/31: An Initial 1003 is provided, but not executed by Borrower.

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2022/XX/31: Final GFE disclosed $XXX per month for P&I

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2022/XX/31: Final GFE disclosed Loan amount of $XXX

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/31: File is missing the required Initial Loan Application Date; loan is defaulting to standard timing documentation requirements.
											C	Yes	Yes	Final HUD1	MI	7/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
812501372	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2015 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2015 - EV3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2022/XX/20: AUS indicates insurance as $XXX/mo and HO-6 policy in file is $XXX annually. No documentation provided.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
COMMENT: 2022/XX/24: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2022/XX/24: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/24: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/24: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Vender listed in section C of the final closing disclosure were listed on the list of settlement service providers
											B	Yes	No		CA	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501422	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1994 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/24: Income verification not provided in file. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/24: Provide VVOE dated within 10 days of the Note date 10/XX/2017. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1994 COMMENT: 2022/XX/24: Provide verbal verification of employment dated within 10 days of the Note Date 10/XX/2017.	3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s). - EV2

*** (OPEN) TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.
COMMENT: 2022/XX/24: Acknowledgment Regarding Fair Market Value of Homestead Property is not sign by applicant; signed by Lender representation 10/XX/2017.

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.
COMMENT: 2022/XX/24: Acknowledgment Regarding Fair Market Value of Homestead Property is not sign by applicant; signed by Lender representation 10/XX/2017.

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.
COMMENT: 2022/XX/24: Missing Initial 1003

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
COMMENT: 2022/XX/24: TX Home Equity certificate not provided in loan file.

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/24: Provide VVOE dated within 10 days from Note date 10/XX/2017.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/24: Provide VVOE dated within 10 days from Note date 10/XX/2017.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/24: Core income verification not provided in file.

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).
COMMENT: 2022/XX/24: Provide Spousal Written Consent.

*** (OPEN) TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.
COMMENT: 2022/XX/24: Provide Disclosure Tracking report evidencing date applicant received Esign Consent Agreement.
											C	Yes	No		TX	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
812501432	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/24: Transfer Tax was not disclosed on the Loan Estimate, but was disclosed as $XXX on the Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure.
											B	Yes	No		WA	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501390	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/31: Provide a post-disaster inspection verifying there was no damage from 10/XX/2020.	1			A	Yes	No		AL	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501391	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2017)
COMMENT: 2022/XX/26: Escrow disclosed on final CD is underdisclosed by .01

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2017)
COMMENT: 2022/XX/26: The initial Loan Estimate issued 08/XX/17 was electronically provided prior to the date of the E-sign consent dated 09/XX/17.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/26: No Cure or Change of Circumstance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/26: No Cure or Change of Circumstance.
											B	No	No		NY	11/XX/2017	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812500021	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2003 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Unable to determine if broker received compensation without disclosure due to missing information. - EV2
											D	Yes	No	Missing	VA	8/XX/2003	Purchase	Primary	XXX	$XXX
812501358	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AR	5/XX/2007	Purchase	Primary	XXX	$XXX
812501357	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/30: High Cost testing complete - Premium and terms documented in file	1			A	No	Yes	Final HUD1	TN	3/XX/2007	Purchase	Primary	XXX	$XXX
812501359	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2004	Refinance	Primary	XXX	$XXX
812501155	XXX	XXX	XXX	1	1	*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1	*** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2020/XX/29: Discrepancy in borrower income. WVOE provided indicates borrower is paid $XXX per week however paystubs and letter from employer indicate hourly wage that equates to less income. Letter of explanation for variance is required.	1
*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016). (Final/09/XX/2016) - EV1

*** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/XX/2016) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016). (Final/09/XX/2016)
COMMENT: 2020/XX/29: Understated $XXX due to Electronic document deliver fee.

*** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/XX/2016)
COMMENT: 2020/XX/29: Seller paid fees on the buyers Closing Disclosure is $XXX; seller paid fees on the sellers Closing Disclosure is $XXX.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2020/XX/29: Transfer tax violation due to additional transfer tax disclosed on the seller CD and is seller paid.
											A	Yes	No		PA	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	HUD Safe Harbor QM
812501146	XXX	XXX	XXX	3	3	*** (WAIVED) Credit Exception: - EV3	*** (WAIVED) Credit Exception: COMMENT: 2021/XX/08: Exterior only appraisal is not agency eligible.	2
*** (OPEN_UNABLE_TO_CLEAR) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 29.94436%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 677, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2020) - EV1

*** (OPEN_UNABLE_TO_CLEAR) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2021/XX/08: Disclosures were not provided within 3 business days of the 3/XX/20 application date.

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2021/XX/08: Disclosures were not provided within 3 business days of the 3/XX/20 application date.

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2021/XX/08: Disclosures were not provided within 3 business days of the 3/XX/20 application date.

*** (OPEN_UNABLE_TO_CLEAR) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
COMMENT: 2021/XX/08: Missing RTC.

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/04: Added following receipt of Initial LE in trailing documents. Compliance testing updated.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 29.94436%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: 677, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2021/XX/11: Approve / Ineligible.

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2020)
COMMENT: 2021/XX/13: Disclosures were not provided within 3 business days of the 3/XX/20 application date.
											B	Yes	No		GA	6/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501462	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MS	7/XX/2007	Refinance	Primary	XXX	$XXX
812501458	XXX	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											B	No	Yes	Final HUD1	OH	5/XX/2007	Purchase	Primary	XXX	$XXX
812501455	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	AL	4/XX/2008	Refinance	Primary	XXX	$XXX
812501456	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	VA	5/XX/2008	Refinance	Primary	XXX	$XXX
812501457	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	WI	1/XX/2007	Refinance	Primary	XXX	$XXX
812501459	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2016/XX/01: Unable to determine under disclosure due to missing itemization of amount financed
											B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
812501461	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MS	8/XX/2002	Refinance	Primary	XXX	$XXX
812501133	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	KY	5/XX/2007	Refinance	Primary	XXX	$XXX
812501134	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	10/XX/2004	Refinance	Primary	XXX	$XXX
812501143	XXX	XXX	XXX	2				2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state
COMMENT: 2016/XX/30: Grace period not allowed per state (MA) – min grace period for MA is 15 days - note states 10

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2016/XX/30: Late charge not allowed per state (MA) - max late charge for MA is 5% - note states 6%
											B	No	Yes	Final HUD1	MA	12/XX/2007	Refinance	Investment	XXX	$XXX
812501152	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TN	10/XX/2005	Refinance	Primary	XXX	$XXX
812501154	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	7/XX/2002	UTD	UTD	XXX	$XXX
812501138	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	SC	1/XX/2005	Refinance	Primary	XXX	$XXX
812501139	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	GA	2/XX/2008	Purchase	Primary	XXX	$XXX
812501140	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	6/XX/2008	Refinance	Investment	XXX	$XXX
812501141	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
812501137	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
812501142	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	ID	6/XX/2008	Refinance	Primary	XXX	$XXX
812501553	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3		2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.30263% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .30263%). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.30263% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .30263%). - EV1

*** (CLEARED) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/15: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2023/XX/15: The loan designation provided by the client is Safe Harbor QM (APOR), but the loan failed QM Points and Fees testing which resulted in a Due Diligence Loan Designation of QM (APOR) Fail.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/07: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. no cure was provided to the borrower
											B	Yes	No		IL	11/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
812501557	XXX	XXX	XXX	3	1			2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2021) - EV2

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.63797% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.63797%). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.63797% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.63797%). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/15: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Remove/Clear Exceptions

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2021)
COMMENT: 2023/XX/13: Verification appraisal was delivered to borrower was not provided.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2023/XX/15: The loan was agency approved with an Originator Loan Designation of QM (APOR).  However, the loan failed QM points and fees testing which resulted in a Due Diligence Loan Designation to QM (APOR) Fail.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.63797% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.63797%).
COMMENT: 2023/XX/15: QM Points and Fees threshold exceeded by $XXX.
											B	Yes	No		IN	12/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
812501551	XXX	XXX	XXX	2	1	*** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1 *** (CLEARED) Subject property has environmental problems noted by XXX or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2021 - EV1
*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/08: We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/08: We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) Subject property has environmental problems noted by XXX or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2021
COMMENT: 2023/XX/08: Page one of the appraisal section "Site" the XXX commented: The subject is located on the XXX, a XXX in the immediate area. The subject also sides to a XXX. There were no adverse site conditions noted at the inspection. The subject's lot size is typical for the area.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title-Tax payment Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
COMMENT: 2023/XX/11: File is missing evidence the borrower was provided and received a copy of appraisal at least 3 business days prior to closing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/08: Loan designation discrepancy due to We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/08: We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/08: Loan designation discrepancy due to We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/08: We are missing earnest money deposit sourcing for both deposits.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/08: Transfer Tax was not disclosed on the initial loan estimate but disclosed as $XXX on the final closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $XXX was not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title-Tax payment Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)
COMMENT: 2023/XX/08: Title-Tax Payment Service Fee was not disclosed on the initial loan estimate but disclosed as $XXX on the final closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $XXX was not provided.
											B	Yes	No		IL	4/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501555	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) LTV Exceeds Guidelines. - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018 - EV3
*** (OPEN) Credit Exception:
COMMENT: 2023/XX/19: AUS required Framework Homeownership education course prior to the closing of the loan and prior to signing the sales contract from a HUD approved agency.  Certification not provided.  Reference AUS #14 under Verification Messages/Approval Conditions.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2023/XX/11: Per AUS in file, account verification must be 2 months.

*** (OPEN) LTV Exceeds Guidelines.
COMMENT: 2023/XX/19: Interested Party Contributions Exceed Percentage Allowed.  According to the final closing statement provided, the borrower(s) received interested party contributions totaling $XXX, which exceeded the maximum allowed for the subject transaction of 3.0000%. Reducing the sales price by the amount of the excessive contribution resulted in a LTV of XX.XX%  Interested Party Contributions Exceeded Borrower's Costs.  According to the final closing statement provided, the total closing costs and/or prepaids paid by the borrower(s) were $XXX and the borrower(s) received interested party contributions (IPCs) totaling
$XXX, which exceeded the borrower's total closing costs and/or prepaids. Reducing the sales price by the amount of the excessive contribution resulted in a LTV of XX.XX%,

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018
COMMENT: 2023/XX/11: Verification of employment not provided in file for borrower's employment type.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021)
COMMENT: 2023/XX/11: Document provided and signed at closing.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021)
COMMENT: 2023/XX/19: Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021)
COMMENT: 2023/XX/19: Closing Disclosure Total Of Payments (277,206.88) < Calculated Final Total Of Payments (277945.12000) - 100.00 )

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/11: Fees increased at final closing with no valid change of circumstance provided for the increase.
											B	Yes	No		KY	8/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501549	XXX	XXX	XXX	3	1	*** (CLEARED) The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2021 - EV1	*** (CLEARED) The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2021 COMMENT: 2023/XX/07: The subject is a refinance of a primary residence and the appraisal reflects the property is vacant.	2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR). - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/09/XX/2021) - EV2

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing. - EV1

*** (CANCELLED) Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after 7/XX/21 or loan was purchased/securitized after 8/XX/21). - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).
COMMENT: 2023/XX/31: The loan has been updated to APOR at the request of the client

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/09/XX/2021)
COMMENT: 2023/XX/11: Trid Final Closing disclosure did not disclose amount of Non-Escrowed Property cost over Year1-Final closing disclosure did not disclose an amount for Non-Escrowed Property costs on page 4.

*** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.
COMMENT: 2023/XX/31: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan Designation of Fails Temporary (GSE) QM Testing.

*** (CANCELLED) Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after 7/XX/21 or loan was purchased/securitized after 8/XX/21).
COMMENT: 2023/XX/31: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan Designation of Fails Temporary (GSE) QM Testing.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/07: Transfer Fee was disclosed on the initial loan estimate $XXX but disclosed as $XXX on the final closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $XXX was not provided.
											B	Yes	No		NY	9/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (APOR)
812501464	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	2/XX/2007	UTD	UTD	XXX	$XXX
812501465	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NY	8/XX/2005	Purchase	Primary	XXX	$XXX
812501466	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NY	2/XX/2006	Refinance	Investment	XXX	$XXX
812501467	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	10/XX/1998	UTD	UTD	XXX	$XXX
812501468	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
812501469	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/10: Appraisal not provided	2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
812501470	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	7/XX/2001	Refinance	Primary	XXX	$XXX
812501471	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	4/XX/2007	Refinance	Second Home	XXX	$XXX
812501472	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/09: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
812501473	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
812501474	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IN	12/XX/2006	Purchase	Primary	XXX	$XXX
812501475	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing Itemization of Amounts Financed.
											B	Yes	Yes	Final HUD1	IL	11/XX/1998	Refinance	Primary	XXX	$XXX
812501476	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	5/XX/2006	UTD	UTD	XXX	$XXX
812501477	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	WI	11/XX/2002	Purchase	Primary	XXX	$XXX
812501478	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
812501479	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	CT	7/XX/2007	Refinance	Primary	XXX	$XXX
812501480	XXX	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	HELOC Agreement	PA	7/XX/2007	Refinance	Primary	XXX	$XXX
812501481	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	12/XX/1998	Refinance	UTD	XXX	$XXX
812501482	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/09: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Purchase	Primary	XXX	$XXX
812501483	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	HI	11/XX/2006	Purchase	Primary	XXX	$XXX
812501484	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
											B	No	Yes	Final HUD1	CA	3/XX/2008	Refinance	Primary	XXX	$XXX
812501485	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											B	No	Yes	Final HUD1	WA	9/XX/2007	Refinance	Primary	XXX	$XXX
812501486	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000. - EV2
											D	Yes	Yes	Estimated HUD1	AL	11/XX/2000	Refinance	Primary	XXX	$XXX
812501487	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	TN	12/XX/2004	Purchase	Primary	XXX	$XXX
812501488	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	AL	10/XX/2002	Refinance	Primary	XXX	$XXX
812501489	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	MS	7/XX/2004	Purchase	Primary	XXX	$XXX
812501490	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 5.00000%,   which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	MS	1/XX/2002	Purchase	Primary	XXX	$XXX
812501491	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1998, prior to three (3) business days from transaction date of 10/XX/1998. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/1998	Refinance	Primary	XXX	$XXX
812501492	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	DC	1/XX/2007	Purchase	Primary	XXX	$XXX
812501493	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/1999, prior to three (3) business days from transaction date of 03/XX/1999. - EV2
											B	Yes	Yes	Final HUD1	NC	3/XX/1999	Refinance	Primary	XXX	$XXX
812501494	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	10/XX/2002	Purchase	Primary	XXX	$XXX
812501495	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	WV	4/XX/2008	Refinance	Primary	XXX	$XXX
812501496	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	No	No	Missing	MD	5/XX/1998	Purchase	Primary	XXX	$XXX
812501497	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
812501498	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	AR	6/XX/2006	Refinance	Primary	XXX	$XXX
812501499	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2006	Refinance	Primary	XXX	$XXX
812501500	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	AR	11/XX/1997	Refinance	Primary	XXX	$XXX
812501501	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		1			A	Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
812501502	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	No	Yes	Final HUD1	AR	9/XX/2006	Purchase	Primary	XXX	$XXX
812501503	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AR	2/XX/2007	Refinance	Primary	XXX	$XXX
812501504	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	LA	6/XX/2007	Refinance	Primary	XXX	$XXX
812501505	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AR	6/XX/2007	Refinance	Primary	XXX	$XXX
812501506	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is overdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is overdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2023/XX/11: Unable to determine under disclosure due to missing amortization schedule from file.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/11: Unable to determine under disclosure due to missing amortization schedule from file.
											B	No	Yes	Final HUD1	TN	10/XX/1998	Purchase	Primary	XXX	$XXX
812501507	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	11/XX/2004	Refinance	Primary	XXX	$XXX
812501508	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	LA	4/XX/2007	Refinance	Primary	XXX	$XXX
812501509	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	6/XX/2002	Purchase	Primary	XXX	$XXX
812501510	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AL	1/XX/2008	Refinance	Primary	XXX	$XXX
812501511	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	LA	7/XX/2001	Refinance	Primary	XXX	$XXX
812501512	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MS	1/XX/2007	Refinance	Primary	XXX	$XXX
812501513	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	4/XX/2006	Refinance	Primary	XXX	$XXX
812501514	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	LA	6/XX/2007	Refinance	Primary	XXX	$XXX
812501515	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	LA	2/XX/2006	Purchase	Primary	XXX	$XXX
812501516	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2004	Refinance	Primary	XXX	$XXX
812501517	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	AR	11/XX/2006	Refinance	Primary	XXX	$XXX
812501518	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MS	12/XX/2006	Refinance	Primary	XXX	$XXX
812501519	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2003	Refinance	Primary	XXX	$XXX
812501520	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	CA	6/XX/2007	Refinance	Investment	XXX	$XXX
812501521	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	5/XX/2002	Refinance	UTD	XXX	$XXX
812501522	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
812501523	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
812501524	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/1998	Purchase	Primary	XXX	$XXX
812501525	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing Itemization of Amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
812501526	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/12: Appraisal not provided.	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2023/XX/12: Loan file only contains the TIL, security instrument, and title.	D		No		MI	9/XX/2003	Refinance	Primary
812501527	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	11/XX/2002	Refinance	Primary	XXX	$XXX
812501528	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	WA	6/XX/2007	Refinance	Primary	XXX	$XXX
812501529	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CO	3/XX/2007	Refinance	Primary	XXX	$XXX
812501530	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	AL	7/XX/2007	Purchase	Primary	XXX	$XXX
812501531	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MS	12/XX/2007	Refinance	Primary	XXX	$XXX
812501532	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	AL	12/XX/2006	Refinance	Primary	XXX	$XXX
812501533	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TN	5/XX/2008	Refinance	Primary	XXX	$XXX
812501534	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AL	1/XX/2007	Refinance	Primary	XXX	$XXX
812501535	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.03540% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2

*** (OPEN) RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.03540% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2023/XX/11: The loan file contains the following third-party documentation:  1) income/asset verification (tax returns) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
											B	No	Yes	Final HUD1	TN	4/XX/2013	Purchase	Primary	XXX	$XXX
812501536	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MS	1/XX/2007	Refinance	UTD	XXX	$XXX
812501537	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	4/XX/2007	Refinance	Primary	XXX	$XXX
812501538	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MS	4/XX/2007	Refinance	Primary	XXX	$XXX
812501539	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	AL	9/XX/2007	Refinance	Primary	XXX	$XXX
812501540	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	VA	5/XX/2002	Refinance	Primary	XXX	$XXX
812501541	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	12/XX/2004	Refinance	Primary	XXX	$XXX
812501542	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	TX	7/XX/2001	Purchase	Primary	XXX	$XXX
812501543	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
812501544	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2007	Refinance	Primary	XXX	$XXX
812501545	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	LA	8/XX/2005	UTD	UTD	XXX	$XXX
812501546	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	AR	4/XX/2005	Refinance	Primary	XXX	$XXX
812501547	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	AR	7/XX/2007	Refinance	Primary	XXX	$XXX
812501548	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	AR	11/XX/2006	Refinance	Primary	XXX	$XXX
812501552	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1 *** (CLEARED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2008 - EV1	*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: Insufficient assets verified to meet reserve requirement. *** (CLEARED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2008 COMMENT: 2023/XX/08: Missing vvoe dated within 10 calender days of Note.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022)
COMMENT: 2023/XX/31: File is missing evidence that borrower received a copy o the appraisal at or prior to closing.  Receipt of delivery in file does not have a date.

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/02: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient  cure of $XXX was provided to the borrower by the Lender per the final CD.

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/02: Appraisal Fee amount of $XXX is disclosed on the final CD while the LE discloses the amount of  $XXX. Cure of $XXX provided by lender however, it's insufficient as there is another TILA-RESPA violation.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/08: Insufficient assets verified to meet reserve requirement.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The guidelines require reserves in the amount of $XXX.  However, only $XXX remain after closing costs which resulted in a Due Diligence loan designation of ATR Risk.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/08: Most recent pay stub in file is dated 12/XX/2021 with pay period ending 12/XX/2021.  WVOE in file is dated by employer 03/XX/2022 which is after the Note date of 02/XX/2022.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: Reserve requirement was not met.  The guidelines require reserves in the amount of $XXX.  However, only $XXX remain after closing costs.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/08: Insufficient assets verified to meet reserve requirement.
											B	No	No		FL	2/XX/2022	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501554	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) Asset documentation requirements not met. - EV1
*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/31: Insufficient assets verified to  meet reserve requirement.

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2023/XX/31: Guidelines require 12 months rental housing history and the file is missing rental history for borrower 1.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/13: Insufficient assets verified to  meet reserve requirement, and guidelines require two months bank statements, only one month provided for acct#'s XXX and XXX.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020) - EV2

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)
COMMENT: 2023/XX/31: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
COMMENT: 2023/XX/31: The file does not contain evidence the Initial Escrow Account Disclosure was provided to the borrower within 45 days of closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/31: 10% tolerance was exceeded by $XXX due to addition of Discharge Tracking and Doc Preparation Fees  No valid COC provided, nor evidence of cure in file.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: ATR failure is due to insufficient assets verified to cover guideline reserve requirements.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/13: Insufficient assets verified to  meet reserve requirement.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: ATR failure is due to insufficient verified assets to cover guideline reserve requirement of 9 months PITIA.
											B	Yes	No		AL	12/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501556	XXX	XXX	XXX	2	1	*** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1 *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1 *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1 *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV1
*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/02: The Asset Documentation as required for Closing and Reserves are missing from the file.

*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2023/XX/07: The DTI exceeds the AUS maximum allowable due to a lack of stable bonus income history.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/02: The Asset Documentation as required for Closing and Reserves are missing from the file.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/02: Asset documentation was not provided to support the funds for closing and reserves as required.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/02: Loan file does not include any documentation of to verify required reserves.

*** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
COMMENT: 2023/XX/02: As per the Guidelines, a VOR is required but was not provided in the loan file.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.47751% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.47751% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022)
COMMENT: 2023/XX/31: Verification appraisal was delivered to borrower was not provided.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/02: The DTI exceeds the AUS maximum allowable due to lack of stable two year history of bonus income.  Using the lower income brings the DTI out of tolerance resulting in a Due Diligence Loan Designation of ATR Risk.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2023/XX/09: The provided originator loan designation is Safe Harbor QM(APOR), but the DTI exceeded the AUS maximum allowable which resulted in a Due Diligence Loan Designation of QM (APOR) Risk.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.47751% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/02: The DTI exceeds the AUS maximum allowable and the loan is defaulting to ATR standard documentation requirements.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/02: The required Asset Documentation is missing from the file.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/02: The DTI exceeds the AUS maximum allowable due to lack of stable two year history of bonus income and the loan is defaulting to ATR/QM standard documentation requirements.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/02: Final Closing Disclosure reflects $XXX Transfer Tax fee paid by seller.
											B	Yes	No		WI	2/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501550	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018 - EV1	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/31: Missing: 2019 W-2 for XXX; 2018 1120S / K-1 for XXX; *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/13: Missing: 2019 W-2 for XXX; 2018 1120S / K-1 for XXX; VVOE obtained within 10 business days of Note date for XXX *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018 COMMENT: 2023/XX/15: Missing VVOE obtained within 10 business days of Note date for XXX	2
*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
COMMENT: 2023/XX/31: Tax return extension provided.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/15: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Fail due to the following issue(s): PITA of pending sale REO not yet sold was excluded from lender's DTI; missing 2019 W-2 for XXX; missing 2018 1120S / K-1 for XXX; missing VVOE obtained within 10 business days of Note date for XXX

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/15: Missing VVOE obtained within 10 business days of Note date for XXX

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/13: Missing 2019 W-2 for XXX; missing 2018 1120S / K-1 for XXX; missing VVOE obtained within 10 business days of Note date for XXX

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: PITA of pending sale REO not yet sold was excluded from lender's DTI; missing 2019 W-2 for XXX; missing 2018 1120S / K-1 for XXX; missing VVOE obtained within 10 business days of Note date for XXX

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/15: PITIA of pending sale REO not yet sold was excluded from lender's DTI; missing 2019 W-2 for XXX; missing 2018 1120S / K-1 for XXX; missing VVOE obtained within 10 business days of Note date for XXX
											B	Yes	No		TX	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501566	XXX	XXX	XXX	3	3	*** (OPEN) 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXX - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3
*** (OPEN) 1003/Declarations:  F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes.  Missing  documented and/or does not meet guideline requirements.: Borrower: XXX
COMMENT: 2023/XX/08: The initial and final loan applications indicate the borrower is a co-signer on a debt not reported on the loan application.  There was no supporting documentation found in order to verify the borrower does not have an additional liability that needs to be considered in qualifying.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/08: The initial and final loan applications indicate the borrower is a co-signer on a debt not reported on the loan application.  There was no supporting documentation found in order to verify the borrower does not have an additional liability that needs to be considered in qualifying.
								1			A	Yes	No		VT	12/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501567	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (CLEARED) Income documentation requirements not met. - EV1	*** (OPEN) Credit Exception: COMMENT: 2023/XX/01: KNOWN DEFECT: Collateral/Non-warrantable condo - Condo project ineligible due to special assessment. Over 5% of special assessments were delinquent and financial issues related to shortages led to increased HOA dues *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/01: The VVOE for B1 was not performed within 10 business days of the note date as required by the AUS.	1			A	No	No		HI	5/XX/2022	Purchase	Investment	XXX	$XXX		N/A	N/A
812501558	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS Findings: Available for Closing discrepancy. - EV1 *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy. - EV1 *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1
*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/30: The guidelines require 6 months of reserves and the two most recent months bank statements from XXX and XXX are missing from the loan file.

*** (CLEARED) AUS Findings: Available for Closing discrepancy.
COMMENT: 2023/XX/12: The AUS required $XXX to be verified.  However, two most recent months bank statements from XXX and  XXX as required by the AUS are missing.

*** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2023/XX/12: The AUS required $XXX to be verified.  However, two most recent months bank statements from XXX and  XXX as required by the AUS are missing.
								1
*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/30: The LTV and CLTV ratios and short reserves is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/30: The LTV and CLTV ratios and short reserves is causing the loan to waterfall through the QM Testing.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/30: The LTV and CLTV ratios and short reserves is causing the loan to waterfall through the QM Testing.
											A	Yes	No		CA	3/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501559	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3 *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/08: Disaster occurred after loan closing. Current Property Inspection not provided. *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/31: Loan is missing income documentation (W-2's and 4506-C's).	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2021) - EV2

*** (CLEARED) Appendix Q Liabilities - Less than 10 Months: Qualified Mortgage (Dodd-Frank 2014): Liabilities lasting less than ten (10) months that have an effect on the consumer’s ability to repay have been excluded from DTI calculation. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
COMMENT: 2023/XX/08: Borrower did not receive a copy of the appraisal three business days prior to consummation.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2021)
COMMENT: 2023/XX/08: Loan Estimate dated 4/XX/21 was not provided to the Borrower within 3 business days of application.

*** (CLEARED) Appendix Q Liabilities - Less than 10 Months: Qualified Mortgage (Dodd-Frank 2014): Liabilities lasting less than ten (10) months that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.
COMMENT: 2023/XX/31: Loan is missing income documentation (W-2's and 4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/31: Loan is missing income documentation (W-2's and 4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/31: Loan is missing income documentation (W-2's and 4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/31: Loan is missing income documentation (W-2's and 4506-C's) and is waterfalling to ATR/QM standard documentation requirements.
											B	Yes	No		MI	6/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501560	XXX	XXX	XXX	3	3
*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) NPMA-33 Wood Destroying Insect Inspection Report is missing.: Disclosure: NPMA-33 Wood Destroying Insect Inspection Report (Pest Inspection) (Government Documents) - EV3

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3

*** (OPEN) VA Loan Disbursement Form 26- 1820 is missing.  Occupancy testing will not be complete.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3
							*** (OPEN) VA Loan Disbursement Form 26- 1820 is missing. Occupancy testing will not be complete.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) COMMENT: 2023/XX/08: VA Disclosure document is missing from the file.	2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2023/XX/08: No evidence in the loan files that Borrower was provided with a Right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2023/XX/08: File is missing a copy of the Loan Estimate.
											B	Yes	No		CA	10/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501561	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/04: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/31: MI Cert missing. *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/04: The 2018 and 2019 1040's are not signed and dated. 2018 and 2019 1065 returns and a Balance Sheet are missing for XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Partnership: General QM: Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.96280% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/04/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/04/XX/2021) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2021) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73147) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CLEARED) Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1

*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV1

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73164) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2023/XX/04: Loan Application Date is prior to 7/XX/21 and therefore considered Temporary SHQM.

*** (OPEN) General QM Provision Income and Assets - Partnership: General QM: Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/04: Loan tested as SHQM (APOR).

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
COMMENT: 2023/XX/09: Appraisal was not provided to the borrower 3 business days prior to consummation.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.96280% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2023/XX/10: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/04/XX/2021)
COMMENT: 2023/XX/09: The Final Closing Disclosure dated on 4/XX/21 did not list the Lender XXX ID number.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/04/XX/2021)
COMMENT: 2023/XX/31: The difference is $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2021)
COMMENT: 2023/XX/09: Closing Disclosure dated 4/XX/21 was not provided to the borrower at least 3 business days prior to closing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2023/XX/09: Lender Credit on Loan Estimate of -$XXX is less than the Lender Credit of Zero on the Final Closing Disclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73147)
COMMENT: 2023/XX/31: A cure was not disclosed and a valid COC was not provided to the Borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)
COMMENT: 2023/XX/09: Processing Fee amount of $XXX exceeds tolerance.  Sufficient cure or changed circumstance is not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196)
COMMENT: 2023/XX/09: Underwriting Fee Amount amount of $XXX exceeds tolerance.  Sufficient cure or changed circumstance is not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/09: Loan Discount Points amount of $XXX exceeds tolerance.  Sufficient cure or changed circumstance is not provided.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/31: The 1040 tax returns are not signed and dated.  2018 and 2019 signed and dated 1065 including all schedules are missing.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/31: Loan tested as SHQM (APOR).

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2023/XX/31: Loan tested as SHQM (APOR).

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's)Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
COMMENT: 2023/XX/17: Loan is missing income documentation (4506-C's) and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/31: MI Cert not provided.

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/31: MI Cert not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73164)
COMMENT: 2023/XX/31: Title- Settlement/Closing/Escrow Fee amount of $XXX exceeds tolerance.  Sufficient cure or changed circumstance is not provided.
											C	Yes	No		TX	4/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
812501562	XXX	XXX	XXX	3	1	*** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) Missing Document: Official Check not provided - EV1	*** (CLEARED) Asset documentation requirements not met. COMMENT: 2023/XX/31: Gift funds not sourced. *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C's). *** (CLEARED) Missing Document: Official Check not provided COMMENT: 2023/XX/31: Evidence of Gift fund of $XXX was not in file.	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C's) and asset documents required by guidelines.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C's) and asset documents required by guidelines.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C's) and asset documents required by guidelines.
											B	Yes	No		CA	3/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501568	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)
COMMENT: 2023/XX/10: Verification appraisal was delivered to borrower was not provided.
											B	Yes	No		CO	11/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501569	XXX	XXX	XXX	1	1			1
*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/21: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the APR is over the threshold, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2023/XX/10: Lender credit of $XXX was provided to borrower for cure.
											A	Yes	No		NV	5/XX/2022	Purchase	Primary	XXX	$XXX		Higher Priced QM (APOR)	Higher Priced QM (APOR)
812501563	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (CLEARED) Guideline Requirement: Mortgage type discrepancy. - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1
*** (OPEN) Missing Document: COVID-19 Attestation not provided
COMMENT: 2023/XX/20: Provide missing COVID-19 Attestation.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2023/XX/20: Provide missing Origination Guidelines.

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/24: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/24: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/24: Calculated PITIA months reserves of 3.28 is less than Guideline PITIA months reserves of 9.00.

*** (CLEARED) Guideline Requirement: Mortgage type discrepancy.
COMMENT: 2023/XX/27: Mortgage type of Conventional with MI does not match Guideline mortgage type of Conventional without MI.

*** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/31: Provide missing fully executed 4506-C Forms (2019).

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2026/XX/24: Income documentation requirements not met due to missing fully executed 4506-C (2020 and 2021).
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7591) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)
COMMENT: 2023/XX/20: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2023/XX/20: Provide evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within three business days of Loan Application.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/20: Provide fully executed and compliant Lender's Initial 1003.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2023/XX/20: Provide missing Loan Estimate with evidence of delivery within three business days of Loan Application.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7591)
COMMENT: 2023/XX/20: Mortgage Insurance Premium Fee of $XXX Fee was not disclosed on Loan Estimate.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/30: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due to Reserve Requirement Guideline violations.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/30: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/24: There are guideline deficiencies related to Reserve requirements which could result in a risk to the borrower's ability to repay.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/24: Based on the loan failing the Reserve Requirement guideline components, the loan is at ATR risk.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/30: General Ability-to-Repay requirements not satisfied due to Reserve Requirement violations.
											B	Yes	No		TX	12/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501572	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/04: Provide mortgage insurance certificate per AUS.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/04: Documented assets are insufficient to cover closing costs of $XXX.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/04: Using the coverage listed on the insurance binder, the coverage shortage is $XXX.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2023/XX/04: The 1008 reflects loan was AUS approved, but a copy of an eligible AUS is missing.  The 1008 was used for the loan review.  Please provide a copy of the AUS Approval.
								2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/06/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2019) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/04: Initial loan estimate reflecting borrower has the right to receive a copy of the appraisal was provided on 04/XX/2019 which is greater than three business days from the initial application date of 03/XX/2019.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/04: List of Homeownership Counseling Organizations is dated 04/XX/2019. Initial application date is 03/XX/2019

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/04: Evidence of MI payment is missing.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/06/XX/2019)
COMMENT: 2023/XX/04: Amount disclosed does not include MI premium.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/04: Evidence of MI payment is missing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2019)
COMMENT: 2023/XX/04: Initial Loan estimate in file is dated 04/XX/2019 which is greater than three business days from initial application date of 03/XX/2019.
											B	Yes	No		TX	6/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500118	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
											D	Yes	Yes	Missing	VA	3/XX/2007	Refinance	Primary	XXX	$XXX
812501570	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/27: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges. Appears to be fee related.
											B	Yes	Yes	Final HUD1	TN	11/XX/2004	Refinance	Primary	XXX	$XXX
812501571	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	3/XX/2002	Purchase	UTD	XXX	$XXX
812501573	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	WI	7/XX/2012	Purchase	Primary	XXX	$XXX
812501574	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2023/XX/10: All pages were cutoff. All fees were accounted for and included in testing.
											D	No	Yes	Illegible HUD1	DE	4/XX/2012	Purchase	Primary	XXX	$XXX
812501575	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	No	Yes	Final HUD1	DE	7/XX/2012	Purchase	Primary	XXX	$XXX
812501576	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	No	Yes	Final HUD1	DE	7/XX/2012	Purchase	Primary	XXX	$XXX
812501577	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	No	Yes	Final HUD1	DE	7/XX/2012	Purchase	Primary	XXX	$XXX
812501578	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	12/XX/2005	Purchase	Primary	XXX	$XXX
812501579	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…). - EV2
											B	No	Yes	Final HUD1	DE	9/XX/2012	Purchase	Primary	XXX	$XXX
812501580	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	DE	2/XX/2008	Purchase	Primary	XXX	$XXX
812501581	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	No	Yes	Final HUD1	DE	5/XX/2012	Purchase	Primary	XXX	$XXX
812501582	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	DE	3/XX/2011	Refinance	Primary	XXX	$XXX
812501583	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	MD	2/XX/2004	Refinance	Primary	XXX	$XXX
812501584	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	11/XX/2001	Purchase	Primary	XXX	$XXX
812501585	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Lump sum Seller closing cost credit of $XXX is reflected on HUD, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.
											B	No	Yes	Final HUD1	DE	6/XX/2002	Purchase	Primary	XXX	$XXX
812501586	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	6/XX/2007	Purchase	Primary	XXX	$XXX
812501587	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	DE	8/XX/2003	Purchase	Primary	XXX	$XXX
812501588	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	TN	6/XX/2004	Refinance	Primary	XXX	$XXX
812501589	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	3/XX/2004	Purchase	Primary	XXX	$XXX
812501590	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	DE	11/XX/2006	Purchase	Primary	XXX	$XXX
812501591	XXX	XXX	XXX	2				2
*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	No	Yes	Final HUD1	WA	10/XX/2010	Refinance	Primary	XXX	$XXX
812501592	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	8/XX/2011	Refinance	Primary	XXX	$XXX
812501593	XXX	XXX	XXX	2				2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	Yes	Yes	Final HUD1	CT	8/XX/2009	Refinance	Primary	XXX	$XXX
812501594	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	DE	2/XX/2008	Purchase	Primary	XXX	$XXX
812501595	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	DE	12/XX/2005	Purchase	Primary	XXX	$XXX
812501596	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 0 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2
											B	No	Yes	Final HUD1	NY	11/XX/2002	Refinance	Primary	XXX	$XXX
812501597	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/17: Appraisal not provided.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2011 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	No	Yes	Final HUD1	MD	12/XX/2011	Purchase	Second Home	XXX	$XXX
812501598	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	DE	12/XX/2007	Purchase	Primary	XXX	$XXX
812501599	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	2/XX/2007	Purchase	Primary	XXX	$XXX
812501600	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Lump sum Seller closing cost credit of $XXX is reflected on HUD, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.
											B	No	Yes	Final HUD1	DE	5/XX/2009	Purchase	Primary	XXX	$XXX
812501601	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	5/XX/2010	Purchase	Primary	XXX	$XXX
812501602	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	DE	1/XX/2007	Purchase	Primary	XXX	$XXX
812501603	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	DE	1/XX/2011	Refinance	Primary	XXX	$XXX
812501604	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/19: Calculated Loan to Value Percentage of XX.XX% exceeds Guideline loan to value Percentage of 90%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/19: Calculated Loan to Value Percentage of XX.XX% exceeds Guideline loan to value Percentage of 90%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/19: As per the Guide reserve required is 6 months however the verified gift is 4.99.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/19: Required Initial Rate Lock date document.

*** (OPEN) Missing Document: Source of Funds/Deposit not provided
COMMENT: 2023/XX/19: Gift Fund Source of Fund Deposit is not provided, required proof of gift transfer document.
								1			A	Yes	No		NC	4/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501605	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, OH - EV3 *** (OPEN) REO Documents are missing. - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/19: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/19: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%. *** (OPEN) REO Documents are missing. COMMENT: 2023/XX/19: Missing Mortgage Statement for REO Property XXX.	1
*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (XXX) - EV1

*** (CLEARED) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/07/XX/2022) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/07: Final Closing Disclosure provided on 07/XX/2022 disclosed $XXX for a mortgage insurance payment for payment stream 3 that is not accurate.

*** (CLEARED) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/07/XX/2022)
COMMENT: 2023/XX/07: Final Closing Disclosure provided on 07/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2023/XX/19: TRID Violation due to a fee increase on Final Closing Disclosure dated 07/XX/2022.  Closing Disclosure dated 07/XX/2022 reflects Appraisal Fee of $XXX, however, Final Closing Disclosure dated 07/XX/2022 reflects an Appraisal Fee of $XXX  This is a fee increase of $XXX for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  Specific credit of $XXX has been provided as cure at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2023/XX/19: TRID Violation due to a fee increased on Final Closing Disclosure dated 07/XX/2022.  Closing Disclosure dated 07/XX/2022 reflects Credit report Fee of $XXX, however, Final Closing Disclosure dated 07/XX/2022 reflects an Credit report Fee of $XXX  This is a fee increase of $XXX for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  Specific credit of $XXX has been provided as cure at closing.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2023/XX/17: Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/17: Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/07: Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase.
											A	Yes	No		MD	7/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501348	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	4/XX/2004	Purchase	Primary	XXX	$XXX
812501334	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2004	Refinance	Primary	XXX	$XXX
812501339	XXX	XXX	XXX	2				2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	Yes	Yes	Final HUD1	TX	9/XX/2004	Refinance	Primary	XXX	$XXX
812501333	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OR	1/XX/2007	Purchase	Primary	XXX	$XXX
812501354	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MD	10/XX/2006	Purchase	Investment	XXX	$XXX
812501351	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina Prepayment Penalty: North Carolina Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the outstanding balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	NC	3/XX/2007	Purchase	Investment	XXX	$XXX
812501329	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	7/XX/2007	Purchase	Primary	XXX	$XXX
812501332	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/10: Unable to determine cause of under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	GA	4/XX/2008	Purchase	Primary	XXX	$XXX
812501335	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2008	Refinance	Primary	XXX	$XXX
812501349	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2010	Refinance	Primary	XXX	$XXX
812501343	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	Yes	Yes	Final HUD1	NY	8/XX/2012	Refinance	Primary	XXX	$XXX
812501352	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	MS	1/XX/2013	Refinance	Primary	XXX	$XXX
812501340	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2013, prior to three (3) business days from transaction date of 04/XX/2013. - EV2
											B	Yes	Yes	Final HUD1	VA	4/XX/2013	Refinance	Primary	XXX	$XXX
812501346	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	MA	5/XX/2013	Refinance	Primary	XXX	$XXX
812501327	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MA	5/XX/2013	Refinance	Primary	XXX	$XXX
812501338	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	KS	10/XX/2013	Refinance	Primary	XXX	$XXX
812501330	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	No	Yes	Final HUD1	OK	6/XX/2004	Purchase	Primary	XXX	$XXX
812501337	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/30: Itemization did not disclose the settlement fee of $XXX as prepaid finance charges.  However, it did disclose the $XXX Flood Determination Fee and $XXX Flood Life of Loan fee paid by Lender as Prepaid Finance Charges.
											B	Yes	Yes	Final HUD1	GA	7/XX/2007	Purchase	Primary	XXX	$XXX
812501344	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2012	Refinance	Primary	XXX	$XXX
812501331	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	OH	7/XX/2001	Refinance	Primary	XXX	$XXX
812501350	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: TIL itemization under disclosed a settlement fee of $XXX ($XXX) and did not disclose a tax cert fee of $XXX nor an assignment fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	12/XX/2002	Refinance	Primary	XXX	$XXX
812501341	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OK	9/XX/2003	Refinance	Primary	XXX	$XXX
812501342	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: The TIL itemization did not disclose an attorney fee of $XXX or courier fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NY	4/XX/2002	Purchase	Primary	XXX	$XXX
812501353	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2007	Purchase	Primary	XXX	$XXX
812501347	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (CURED) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (CURED) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (CURED) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
COMMENT: 2022/XX/11: A cure was disclosed on the first page of the final HUD1.

*** (CURED) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
COMMENT: 2022/XX/11: A cure was disclosed on the first page of the final HUD1.

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2022/XX/22: Disclosure is not signed by the Borrower.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2022/XX/22: Affiliated Business is not signed

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/22: Evidence disclosure was provided to the Borrower within three days of application date is missing.

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2022/XX/22: Form H-8 waws utilized, but H-9 should have been utilized.
											B	Yes	Yes	Final HUD1	NY	5/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501355	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, TX COMMENT: 2022/XX/23: Provide mortgage statement and annual tax amount to calculate PITI.	2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/07: Provide evidence of lender's calculation for taxes.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/07: Provide evidence of lender's calculation for taxes.
											B	Yes	Yes	Final HUD1	TX	7/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501336	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501345	XXX	XXX	XXX	3	3	*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/24: The Fraud Report shows that the borrower also owns XXX; however, the lender did not include this property in the approval and there is no documentation in the file showing that the borrower does not own this property.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2018) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
											B	Yes	No		NC	6/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501328	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2020/XX/23: PIW not in the file.	2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2020/XX/23: Loan Estimate reflects a Lender Credit of 485.00, however, the Final Closing Disclosure does not reflect a Lender Credit but instead reflects the Lender paid 485.00 in fees for the Borrowers.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2016)
COMMENT: 2020/XX/23: Non-signed date is 6-3, and note date is 6/XX/16.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/23: Section B Fees and Recording Fee were disclosed as $XXX in the Loan Estimated dated 4/XX/2016, however, the Borrowers were charged $XXX in Section B and $XXX for a recording fee on the Final Closing Disclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2020/XX/23: Loan Estimate dated 4/XX/2016 established a baseline fee of $XXX for the Tax Cert, however, the Final Closing Disclosure charged the Borrower $XXX for the Tax Cert.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2020/XX/23: Loan Estimate dated 4/XX/2016 established a baseline fee of $XXX for the Flood Cert, however, the Final Closing Disclosure charged the Borrower $XXX for the Flood Cert.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2020/XX/23: Loan Estimate dated 4/XX/2016 established a baseline fee of $XXX for the Credit Report, however, the Final Closing Disclosure charged the Borrower $XXX for the Credit Report.
											B	Yes	No		NJ	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501643	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2		B	No	Yes	Final HUD1	MA	7/XX/2003	Purchase	Second Home	XXX	$XXX
812501622	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/11: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
812501623	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	IA	8/XX/2003	Purchase	Primary	XXX	$XXX
812501641	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/11: TIL Itemization reflects negative finance charges.
											B	Yes	Yes	Final HUD1	WI	9/XX/2003	Refinance	Primary	XXX	$XXX
812501627	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2003	Refinance	Primary	XXX	$XXX
812501626	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MO	11/XX/2004	Refinance	Primary	XXX	$XXX
812501644	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	7/XX/2005	Purchase	Primary	XXX	$XXX
812501634	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: TIL itemization disclosed the Settlement/Closing fee for $XXX however the HUD-1 shows the actual Settlement/Closing fee was $XXX.
											B	No	Yes	Final HUD1	NY	7/XX/2006	Purchase	Primary	XXX	$XXX
812501618	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
812501628	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	11/XX/2006	Refinance	Primary	XXX	$XXX
812501636	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
812501640	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	4/XX/2007	Purchase	Primary	XXX	$XXX
812501624	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											D	Yes	Yes	Illegible HUD1	NE	7/XX/2007	Refinance	Primary	XXX	$XXX
812501637	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
812501632	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/11: TIL Itemization did not disclse an application Fee of $XXX as a prepaid finance charge and disclosed a Document Transmital fee of $XXX and Final HUD reflects $XXX.
											B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
812501631	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
812501630	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	AZ	3/XX/2008	Refinance	Primary	XXX	$XXX
812501635	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	GA	3/XX/2008	Purchase	Investment	XXX	$XXX
812501642	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	AL	6/XX/2008	Refinance	Primary	XXX	$XXX
812501619	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2012	Purchase	Primary	XXX	$XXX
812501625	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (WAIVED) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/15: A Rate Lock Agreement evidencing the rate lock date is missing.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/15: XXX uses XXX definition of acceptable coverage. XXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.

*** (WAIVED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/01: The guidelines do not allow loans for Manufactured Homes.
								2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2015 - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.69974% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015)
COMMENT: 2023/XX/15: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015)
COMMENT: 2023/XX/15: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.69974% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2023/XX/15: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.69974% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.

*** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/09: The property is a guideline ineligible property and the loan default tested to ATR requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/09: The property is a guideline ineligible property and the loan default tested to ATR requirements.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2023/XX/15: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2023/XX/15: Provide missing HUD Settlement Cost Booklet.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The provided loan designation is Non Qm, but the property is a guideline ineligible property which resulted in a calculated Due Diligence Loan Designation of ATR Risk.
											B	Yes	Yes	Final HUD1	NC	5/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501638	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/12: Hazard Insurance Policy is missing in file, Please provide.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2019)
COMMENT: 2023/XX/12: HOEPA disclosure was not provided to the Borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
COMMENT: 2023/XX/12: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower without cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158)
COMMENT: 2023/XX/12: Property Inspection Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
											B	Yes	No		CA	5/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501621	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2005 - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/12: Calculated CLTV percentage of XX.XX% exceeds Guideline CLTV percentage of 90%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/12: Calculated CLTV percentage of XX.XX% exceeds Guideline CLTV percentage of 90%. *** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2005 COMMENT: 2023/XX/12: Verbal VOE not provided in file.	2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/06/XX/2020) - EV2

*** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV1

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2020) - EV1

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/12: Appraisal disclosure signed at closing 7/XX/2020

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Missing initial, signed 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/12: Disclosure date 6/XX/2020.
App date 6/XX/2020.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/12: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX), Insurance ($XXX) and HOA ($XXX) total $XXX per year.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/12: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX), Insurance ($XXX) and HOA ($XXX) total $XXX per year.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/12: Missing private mortgage insurance certificate to confirm the monthly payment.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/12: Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments listed as (1,534.48), however, calculated as (2086.66).

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/06/XX/2020)
COMMENT: 2023/XX/12: LE disclosure date 6/XX/2020.
App date 6/XX/2020.

*** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
COMMENT: 2023/XX/05: original XXX issue date is 8/XX/21, per XXX site. Application date is 6/XX/20.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2020)
COMMENT: 2023/XX/12: The final CD overdisclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX), Insurance ($XXX) and HOA ($XXX) total $XXX per year.
											B	Yes	No		FL	7/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501620	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Income documentation requirements not met. - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/16: Required Initial rate lock document which is missing from the file. *** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/13: The guidelines require W-2 transcripts on all wage earner income.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Required Initial rate lock document which is missing from the file.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/16: Right to receive copy of appraisal was not provided with in 3 business days to application date. The provided document contains date of 8/XX/2021.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2023/XX/16: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/16: Homeownership Counseling List document was provided on 8/XX/2021, however the application date was 7/XX/2021 and disclosure was not provided with in 3 business days to the application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021)
COMMENT: 2023/XX/16: Initial Closing Disclosure dated 10/XX/2021 was not provided within 3 business days prior to the closing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2021)
COMMENT: 2023/XX/16: Initial Loan Estimate dated 8/XX/2021 was not provided with in 3 business days to the application date.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166)
COMMENT: 2023/XX/16: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/16: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/13: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.
											B	Yes	No		GA	10/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501639	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (WAIVED) Asset documentation requirements not met. - EV2 *** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/16: Initial Rate Lock date is not provided

*** (WAIVED) Asset documentation requirements not met.
COMMENT: 2026/XX/24: Bank Statements for accounts ending with XXX, XXX, XXX and XXX were not provided.

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/24: Missing XXX asset statement from #XXX; #XXX; #XXX & #XXX equal $XXX

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/24: Bank statements not provided for Asset Calculation.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/24: As per Guidelines reserve requirement not met.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2022) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/16: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to missing bank statements for accounts ending with XXX, XXX, XXX and XXX, resulting in a loan designation discrepancy.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Bank Statements for accounts ending with XXX, XXX, XXX and XXX were not provided.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Bank Statements for accounts ending with XXX, XXX, XXX and XXX were not provided.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Rate lock date not provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/16: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/16: The file was missing a copy of the Initial 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/16: List of Homeownership Counseling Organizations not provided to applicant within three 3 business days of application.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2022)
COMMENT: 2023/XX/16: Loan Estimate not delivered or placed in the mail to Borrowers within three 3 business days of application.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2023/XX/16: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											C	Yes	No		VA	4/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812501629	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/16: Provide evidence of two months consecutive bank statement to verify 6 months reserves for subject property as required by Lender Guidelines. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/16: Provide evidence of Homeowners Insurance Policy valid at time of closing with sufficient coverage.	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2023/XX/16: Provide evidence of dated initial loan application.	B	Yes	No		AZ	4/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501645	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) Guideline Issue: Insufficient tradelines per credit guidelines - EV2 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2 *** (OPEN) Income documentation requirements not met. - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/16: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/16: Missing in file Rate Lock document.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/13: Borrowers' credit did not meet guideline trade line requirements.

*** (OPEN) Guideline Issue:  Insufficient tradelines per credit guidelines
COMMENT: 2023/XX/13: Each borrower must have at least 1 tradeline that has reported for 24 months or more per guidelines and at least one must be open and active for the last 12 months. Borrower 1 has these requirements however Borrowers 2 and 3 do not meet either of these requirements.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/13: 2021 and 2020 W2s provided, guidelines require transcripts and were missing from the file.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/13: Transcripts required by guidelines not provided.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Evidence of Rate Lock date is missing in file.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Loan not meeting guideline requirements for W2 transcripts.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Loan not meeting guideline requirements for credit tradelines or W2 transcripts.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/16: Missing Signed and Dated Initial 1003.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Loan not meeting guideline requirements for credit tradelines or W2 transcripts.
											B	Yes	No		CA	6/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501633	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) Income documentation requirements not met. - EV2	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/16: The max LTV is XX.XX%. The loan was approved at XX.XX% LTV with PMI. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/16: The max LTV is XX.XX%. The loan was approved at XX.XX% LTV with PMI. *** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/13: Missing most recent tax return for pension income.	2
*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2022) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2022 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

*** (CLEARED) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2022) - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2022) - EV1

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2022) - EV1

*** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/XX/2022) - EV1

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Insufficient income documentationprovided fopr pension income.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Insufficient income documentation provided for pension income.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2022)
COMMENT: 2023/XX/06: Evidence of earlier borrower receipt was not provided.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Most recent tax returns required for pension income.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/06: Initial credit application date has not been provided.

*** (CLEARED) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2022)
COMMENT: 2023/XX/06: Page 4 of the final CD shows a monthly escrow payment that includes $XXX PMI payment. No PMI premium/payment is shown on page 2.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2022)
COMMENT: 2023/XX/19: Evidence of earlier borrower receipt was not provided.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2022)
COMMENT: 2023/XX/06: Initial Closing Disclosure (08/XX/2022) not provided to Borrower at least 3 business days prior to closing.

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2022)
COMMENT: 2023/XX/06: Revised Loan Estimate provided on 08/XX/2022 not received by borrower at least four (4) business days prior to closing.

*** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/XX/2022)
COMMENT: 2023/XX/06: Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.
											B	Yes	No		TX	8/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501610	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	NJ	1/XX/2006	Purchase	Primary	XXX	$XXX
812501607	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
812501609	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/10: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	NY	12/XX/2006	Purchase	Primary	XXX	$XXX
812501611	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	LA	1/XX/2005	Purchase	Primary	XXX	$XXX
812501608	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NY	5/XX/2007	Purchase	Primary	XXX	$XXX
812501614	XXX	XXX	XXX	3	3
*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2008 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2008 - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2023/XX/11: E-sign Consent Agreement is not provided.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/11: Guideline requirement is 6 months reserves.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/11: Note date is 3.XX.22. Appraisal provided in the loan file is Signed 2.XX.21 and Dated 2.XX.21 with an Invoice dated 2.XX.22. Appraisal is not within 120 days of the Note date and an updated or correctly dated Appraisal was not provided.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
COMMENT: 2023/XX/11: Fraud report is not provided.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2008
COMMENT: 2023/XX/11: Verification of employment is not within 10 days from note date.
								2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/11: There is no evidence the borrower received the List of Homeownership Counseling Organizations.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022)
COMMENT: 2023/XX/11: There is no evidence the borrower received a closing disclosure prior to the closing disclosure in file with an issue date of 03/XX/2022.
											B	Yes	No		FL	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501616	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2022) - EV2
											B	No	No		FL	2/XX/2022	Refinance	Investment	XXX	$XXX		N/A	N/A
812501617	XXX	XXX	XXX	3	2	*** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2 *** (WAIVED) Income documentation requirements not met. - EV2 *** (WAIVED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV2	*** (WAIVED) Income Docs Missing:: Borrower: XXX COMMENT: 2026/XX/24: File is missing a 2015 year to date P&L and Balance sheet for borrower's primary business. *** (WAIVED) Income documentation requirements not met. COMMENT: 2026/XX/24: File is missing signed/dated personal and business tax returns as required by lender guides. *** (WAIVED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided COMMENT: 2026/XX/24: File is missing borrower's most recent 12 months rental history. Cancelled checks would be required due to private landlord per guides.	3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2015) - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/12: Failure due to missing income documents as required by lender guides.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/12: Failure due to missing income documents as required by lender guides.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/12: Failure due to missing income docs.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2023/XX/12: HUD Settlement Booklet is not present in file.
											C	Yes	Yes	Final HUD1	AZ	9/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812501612	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/12: The file is missing one or more of the core documents required for a review.  Please provide an Approval, 1008 or AUS, income verification, asset verification and an origination credit report.
											D		Yes	Final HUD1	VA	5/XX/2014	Refinance	Primary	XXX	$XXX		Non QM
812501613	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA COMMENT: 2023/XX/11: HOA verification is missing for REO properties.	1			A	No	No		CA	8/XX/2021	Purchase	Investment	XXX	$XXX		N/A	N/A
812501615	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/22: TIL Itemization did not disclose the escrow service fee of $XXX or the courier/wire fee of $XXX and a difference of $XXX of the settlement fee as prepaid finance charges and MI disclosed on TIL dropping off after 118 months and calculated dropping off after 119 Months.
											B	Yes	Yes	Final HUD1	NY	11/XX/2005	Purchase	Primary	XXX	$XXX
812501649	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/12: Known defect: 1) Subject Physical Features Reported Inaccurately - Condition/Quality of Construction 2) Use of Dissimilar Comparable Sale(s) - Non-Traditional Property	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/14: Monthly taxes, insurance and MI total $XXX, final closing disclosure reflects only $XXX.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/14: Monthly taxes, insurance and MI total $XXX, final closing disclosure reflects only $XXX.
											B	Yes	No		TX	3/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501650	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/12: Known defect: The Borrower's total monthly debt could not be determined. Post-closing credit report reflects that a loan with XXX account number XXX has been opened a month prior to closing. The payment amount could not be verified. The debt-to-income (DTI) ratio at the time of the loan could not be verified.	1			A	Yes	No		CA	4/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501647	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/12: Known defect: *Eligibility of a property with an ADU (06/XX/22) were not provided. *The self-employment income for the Co-Borrower, XXX as shown on the application of $XXX was not supported by the documentation provided in the loan file. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/14: No post disaster inspection provided with photos validating subject property was not affected by disaster ending on XX/XX/XXXX. Appraisal was completed on XX/XX/XXXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2022) - EV2

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV1

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2022). (Final/09/XX/2022) - EV1

*** (CLEARED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/09/XX/2022) - EV1

*** (CLEARED) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether property taxes are included in escrow. (Final/09/XX/2022) - EV1

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/22: Final closing disclosure reflects flood insurance and M.I. is escrowed, and property taxes and hazard insurance is not escrowed.

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2023/XX/22: Final closing disclosure reflects flood insurance and M.I. is escrowed, and property taxes and hazard insurance is not escrowed.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2022). (Final/09/XX/2022)
COMMENT: 2023/XX/22: No valid change of circumstance or cure provided.

*** (CLEARED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/09/XX/2022)
COMMENT: 2023/XX/22: Final closing disclosure reflects flood insurance and M.I. is escrowed, and property taxes and hazard insurance is not escrowed.

*** (CLEARED) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether property taxes are included in escrow. (Final/09/XX/2022)
COMMENT: 2023/XX/22: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed whether property taxes are included in escrow.
											B	Yes	No		CA	9/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501671	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	VA	2/XX/2007	Refinance	Primary	XXX	$XXX
812501678	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/01: Appraisal not provided.	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2004	Refinance	Primary	XXX	$XXX
812501688	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
812501681	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	VA	10/XX/2007	Purchase	Primary	XXX	$XXX
812501686	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2004	Purchase	Investment	XXX	$XXX
812501700	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	NH	3/XX/2004	Refinance	Primary	XXX	$XXX
812501653	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	AL	7/XX/2003	UTD	UTD	XXX	$XXX
812501656	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	OH	4/XX/1999	Refinance	Primary	XXX	$XXX
812501655	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	2/XX/2002	Purchase	Primary	XXX	$XXX
812501651	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TN	11/XX/2005	Refinance	Primary	XXX	$XXX
812501652	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/2006	Purchase	Primary	XXX	$XXX
812501654	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2005	Refinance	Primary	XXX	$XXX
812501663	XXX	XXX	XXX	2		*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/23: Missing final AUS, with all pages.  Unable to determine if all conditions were met.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2021/XX/22: File is missing the AUS, loan is waterfalling to standard ATR/QM documentation requirements

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX
COMMENT: 2021/XX/23: Missing final AUS.  Unable to determine if collections were allowed to remain.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/23: Missing a valid change of circumstance.  No cure was provided.
											B	Yes	No		OH	12/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812501661	XXX	XXX	XXX	1		*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/17: The AUS requires mortgage insurance, but no evidence of insurance was provided.	1
*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 195.77% significantly exceeds the guideline maximum of 43.73%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/17: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.
											A	Yes	No		MD	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501657	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. COMMENT: 2023/XX/01: Disaster Declaration Date: XX/XX/XXXX is after Note date. Recent Valuation inspection not required. *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided COMMENT: 2023/XX/01: Per lender guides, a complete rental history is required for the most recent 24 months. If borrower is living rent free, a rent free letter is required.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
COMMENT: 2023/XX/01: File is missing evidence of borrower's receipt of the initial and updated appraisal reports.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
COMMENT: 2023/XX/01: Verification appraisal was delivered to borrower was not provided.
											B	No	No		CA	8/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
812501685	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Gift Funds not allowable per guidelines. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Other not provided - EV3	*** (OPEN) Gift Funds not allowable per guidelines. COMMENT: 2023/XX/02: Guidelines allow a maximum of three gift donors per transaction. There are six donors providing gift funds for this transaction. *** (OPEN) Missing Document: Other not provided COMMENT: 2023/XX/02: Provide photo identification for all gift donors, per guidelines.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)
COMMENT: 2023/XX/01: Acknowledgement receipt copy of appraisal document which is signed by borrower within three (3) business days prior to closing is not available in file.
											B	No	No		CA	5/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501679	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2015 - EV3
*** (OPEN) Credit Exception:
COMMENT: 2023/XX/02: MIssing REO documentation for primary residence in China with monthly payment information.

*** (OPEN) Credit Exception:
COMMENT: 2023/XX/02: Missing UW income worksheet with two year breakdown using currency conversion.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/02: Missing vvoe dated within 21 days of Note date.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/02: Required complete fraud report document.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/02: The final loan application indicates "other" monthly expense of $XXX, however, no evidence of what the monthly expense actually is from can be found in the file.

*** (OPEN) The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2015
COMMENT: 2023/XX/02: Missing vvoe dated within 21 days of the Note date, per guidelines.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
COMMENT: 2023/XX/02: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
											B	No	No		CA	5/XX/2019	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501680	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1
*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.
COMMENT: 2023/XX/01: Post Disaster Inspection needs to be done post Declaration end date

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/01: Fraud Report is required to mitigate this exception.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/10: Provide photo identification for all donors of gift funds, per guidelines.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/10: Gift funds from Borrower's Cousin's equal $XXX.  The guidelines cap gifts from Cousin's to $XXX.  Excluding $XXX leaves cash to close shortfall.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
COMMENT: 2023/XX/01: Borrower was not provided with a copy of appraisal three (3) business days prior to consummation.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/10: The file is missing asset documentation resulting in a Due Diligence of ATR fail.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/10: Gift funds from Borrower's Cousin's equal $XXX.  The guidelines cap gifts from Cousin's to $XXX.  Excluding $XXX leaves cash to close shortfall.  The loan default tested to standard ATR requirements.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/10: Loan is waterfalling to ATR/QM standard documentation requirements.
											B	No	No		CA	11/XX/2019	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501682	XXX	XXX	XXX	1		*** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2 *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV2		1			A	Yes	Yes	Final HUD1	NJ	3/XX/2009	Purchase	Primary	XXX	$XXX
812501691	XXX	XXX		3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2018/XX/10: Incomplete Loan File. No compliance documents in the file.	D		No	Missing			UTD	UTD
812501701	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
812501695	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	AL	4/XX/2002	Refinance	Primary	XXX	$XXX
812501689	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2003	Purchase	Primary	XXX	$XXX
812501665	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/2006	Purchase	Primary	XXX	$XXX
812501693	XXX	XXX	XXX	2		*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 08/XX/1998 - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 5% of the outstanding balance ($XXX). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	KY	1/XX/1999	Refinance	Primary	XXX	$XXX
812501699	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/1996	Purchase	Primary	XXX	$XXX
812501698	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2018/XX/15: MI Cert missing from file showing % and monthly or one time payment.	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	MD	10/XX/2005	Purchase	Primary	XXX	$XXX
812501662	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
812501668	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information. - EV2
											D	Yes	No	Missing	WV	11/XX/2002	Refinance	UTD	XXX	$XXX
812501703	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NC	6/XX/1998	Purchase	Primary	XXX	$XXX
812501670	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
812501677	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Under disclosure due to lender utilizing an Index value of 2.504% per the Closing Instructions, however the lowest Index value available in the look-back period is 2.63333%.
											B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
812501694	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
812501702	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CT	4/XX/2006	UTD	UTD	XXX	$XXX
812501658	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Under disclosure is due to lender utilizing an Index value of 4.6% per the Approval, however the lowest Index value available in the look-back period is 4.65%.
											B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
812501675	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	OR	6/XX/2007	Refinance	Investment	XXX	$XXX
812501684	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
812501664	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	7/XX/2006	Refinance	Primary	XXX	$XXX
812501660	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2006	Refinance	Primary	XXX	$XXX
812501673	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	FL	4/XX/2005	Refinance	Primary	XXX	$XXX
812501692	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
812501696	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
812501687	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2008	Refinance	Primary	XXX	$XXX
812501704	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	Yes	Yes	Final HUD1	NV	3/XX/2003	Refinance	Primary	XXX	$XXX
812501672	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2003	Purchase	Primary	XXX	$XXX
812501676	XXX	XXX	XXX	2				2
*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction to Perm Incomplete Note –  Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement containing construction phase loan terms not in file.  Construction phase terms sourced from final approval and other loan documents in file for compliance testing purposes. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.250% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: The Lender's TIL payment streams are not consistent with the construction period terms.
											B	No	Yes	Final HUD1	FL	4/XX/2004	Construction-Permanent	Second Home	XXX	$XXX
812501674	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CT	4/XX/2006	Purchase	Investment	XXX	$XXX
812501667	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2006	Refinance	Primary	XXX	$XXX
812501697	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MN	5/XX/2005	Refinance	Primary	XXX	$XXX
812501690	XXX	XXX	XXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	Yes	Yes	Final HUD1	CT	3/XX/2008	Refinance	Primary	XXX	$XXX
812501666	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	No	Yes	Final HUD1	WA	2/XX/2008	Refinance	Investment	XXX	$XXX
812501683	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NC	10/XX/2004	Purchase	Investment	XXX	$XXX
812501659	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	No	Yes	Final HUD1	OH	12/XX/2012	Purchase	Primary	XXX	$XXX
812501669	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2016 - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/24: Verified assets were not sufficient.  File did not contain any documentation to verify the $XXX earnest money deposit reflected on the final Closing Disclosure.

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2026/XX/24: The loan was AUS was approved with a DTI of 48%, however borrower is an hourly employee and average hours worked per the WVOE and paystubs is 36 hours per week which brings the DTI out of tolerance.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/11: Assets verified $XXX is less than the required funds to close of $XXX. The loan file did not contain any documentation to verify the $XXX earnest money deposit reflected on the Closing Disclosure.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2016
COMMENT: 2026/XX/24: The file is missing Verbal Verification of Employment for XXX to confirm dates of employment.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.38201% significantly exceeds the guideline maximum of 48.04%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12603847) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7355) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/11: The loan was AUS approved with an originator loan designation of Temporary SHQM, but the DTI is higher than the AUS approved and the file is missing asset verification to verify funds to closing, resulting in a loan designation discrepancy.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.38201% significantly exceeds the guideline maximum of 48.04%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2023/XX/14: The AUS was approved with a DTI of 48%, however borrower is an hourly employee and average hours worked per the WVOE and paystubs is 36 hours per week.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Waterfall finding due to the DTI and asset deficiencies.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/11: The loan was AUS  approved with a DTI of 48%, however borrower is an hourly employee and average hours worked per the WVOE  is between 32 to 40 hours per week and paystubs support 36 hours per week which brings the DTI out of tolerance.  The loan default tested to ATR requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/11: The loan was AUS was approved with a DTI of 48%, however borrower is an hourly employee and average hours worked per the WVOE and paystubs is 36 hours per week which brings the DTI out of tolerance.  The loan default tested to QM/ATR requirements.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12603847)
COMMENT: 2023/XX/11: Verbal Verification of Employment for Employer XXX is missing to confirm start and end dates. This is a waterfall finding due to the DTI issue which caused the loan to waterfall through QM testing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/11: 10% tolerance was exceeded by $XXX. The loan does not contain a valid Change of Circumstance and the tolerance cure reflected on the Final Closing Disclosure was not sufficient to cure all of the tolerance issues.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7355)
COMMENT: 2023/XX/11: Administration Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee and the tolerance cure reflected on the Final Closing Disclosure was not sufficient to cure all of the tolerance issues.
											C	Yes	No		MA	7/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
812501706	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2023/XX/20: The actual required e-consent form was not found.	1			A	Yes	No		CA	10/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501565	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/20: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. Hazard Insurance Premium paid outside of closing. However, documentation not provided to confirm proof of payment.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/20: Fraud report is missing.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016
COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016
COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12691270) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/20: Income condition not met as Verification(s) of employment is not within 10 business days of the Note.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/20: Verification(s) of employment is not within 10 business days of the Note.

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2023/XX/20: Waterfall exception due to missing VVOE.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12691270)
COMMENT: 2023/XX/20: Waterfall exception due to missing VVOE.
											C	Yes	No		GA	12/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
812501707	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.02551% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .02551%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/19: The loan was AUS approved, but the loan failed QM points and fees testing which makes the loan not agency salable.  This resulted in a calculated Due Diligence Loan Designation of Non QM.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/19: Waterfall due to excess in QM Points and Fees. Loan was AUS approved with a 49% DTI, however loan is defaulting to ATR QM standards of 43%.
											C	Yes	No		VA	9/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
812501564	XXX	XXX	XXX	3	3	*** (OPEN) Loan is not using the new XXX Legal Documents. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Loan is not using the new XXX Legal Documents. COMMENT: 2023/XX/19: Loan is not using version 07/XX/21 XXX Legal Documents. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/19: Fraud report is missing in file.	1			A	Yes	No		GA	7/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501646	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2021 - EV3 *** (OPEN) Missing Document: Gift Letter not provided - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/06: A letter of explanation from Borrower for large deposits reflects Borrower received a $XXX gift, but a gift letter evidencing the gift is not a loan and required to be repaid is missing.

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2021
COMMENT: 2023/XX/06: The employment verification meets XXX requirements, but Gift funds were not verified and the loan default tested to QM requirements.

*** (OPEN) Missing Document: Gift Letter not provided
COMMENT: 2023/XX/06: The LOE for large deposits reflects Borrower received a $XXX Gift from family, but a Gift Letter is missing.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/12: Client requested loan designation change to Non QM.  However, the asset documentation does not meet guideline or ATR requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/12: Client requested loan designation change to Non QM.  However, the asset documentation does not meet guideline or ATR requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/12: Client requested loan designation change to Non QM.  However, the asset documentation does not meet guideline or ATR requirements.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2023/XX/12: The Originator Loan Designation is Safe Harbor QM (APOR).  However, the Due Diligence Loan Designation is QM (APOR) Risk due to the following issue(s): Insufficient funds to close; A letter of explanation from Borrower for large deposits reflects Borrower received a $XXX gift, but a gift letter evidencing the gift is not a loan and required to be repaid is missing.

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/12: A letter of explanation from Borrower for large deposits reflects Borrower received a $XXX gift, but a gift letter evidencing the gift is not a loan and required to be repaid is missing.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2023/XX/12: A letter of explanation from Borrower for large deposits reflects Borrower received a $XXX gift, but a gift letter evidencing the gift is not a loan and required to be repaid is missing.
											C	Yes	No		OR	7/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812501708	XXX	XXX	XXX	3	1			2
*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.95422% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .95422%). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.95422% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .95422%). - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2023/XX/12: Loan designation failure due to ATR failure due to points and fees failure.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.95422% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .95422%).
COMMENT: 2023/XX/12: Points and Fees on subject loan of 3.95422% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.
											B	Yes	No		CA	4/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501709	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2022 are underdisclosed. (Final/08/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2022 are underdisclosed. (Final/08/XX/2022)
COMMENT: 2023/XX/06: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates Mortgage Insurance of $XXX is included in escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
COMMENT: 2023/XX/06: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates Mortgage Insurance of $XXX is included in escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
COMMENT: 2023/XX/06: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates Mortgage insurance of $XXX is included in escrow account.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2023/XX/06: Appraisal report Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		NY	8/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501606	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) REO Documents are missing.: Address: XXX, FL - EV1
*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/01: Fraud Report is missing in file.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/01: Hazard insurance policy is not legible.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/29: Verification of PITIA payment for XXX is missing.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/29: The provided paystub in file is not legible.

*** (CLEARED) REO Documents are missing.: Address: XXX, FL
COMMENT: 2023/XX/29: Verification of PITIA payment for XXX is missing.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2021) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2021)
COMMENT: 2023/XX/02: No Evidence borrower receive appraisal within  (3) business days prior to closing,

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2023/XX/29: The loan was agency approved with Originator Loan Designation of Safe Harbor QM (APOR), but the provided paystub is not legible and verification of PITIA payment for XXX is missing which resulted in a Due Diligence Loan Designation of QM (APOR) risk.

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/29: Unable to accurately calculate income due to the provided paystub being not legible which impacts ATR.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2023/XX/29: Unable to accurately calculate income due to the provided paystubs being not legible.
											B	Yes	No		GA	1/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501710	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/01: Fraud Report not provided	1			A	Yes	No		GA	2/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501711	XXX	XXX	XXX	3	3	*** (OPEN) Loan is not using the new XXX Legal Documents. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/01: Missing fraud report.	1			A	Yes	No		WY	7/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501763	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	No	HELOC Agreement	GA	8/XX/2006	Refinance	Primary	XXX	$XXX
812501722	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2006	UTD	Primary	XXX	$XXX
812501721	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	7/XX/2006	UTD	Primary	XXX	$XXX
812501724	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 7/XX/2002 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	NJ	7/XX/2002	UTD	Primary	XXX	$XXX
812501786	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2006	UTD	UTD	XXX	$XXX
812501769	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	No	HELOC Agreement	MA	5/XX/2006	UTD	Primary	XXX	$XXX
812501717	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	No	HELOC Agreement	FL	10/XX/2006	UTD	Primary	XXX	$XXX
812501803	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	WA	5/XX/2007	Refinance	Primary	XXX	$XXX
812501744	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2005	UTD	Primary	XXX	$XXX
812501863	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2006	UTD	Primary	XXX	$XXX
812501800	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 2/XX/2008 12:00:00 AM. - EV2
											B	Yes	No	HELOC Agreement	MA	2/XX/2008	Refinance	Primary	XXX	$XXX
812501713	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	NJ	5/XX/2003	UTD	Primary	XXX	$XXX
812501716	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/15: Loan file is missing all origination documentation except for a partial HELOC agreement, which is missing pages 1 and 2. of 10.
											D		No
812501756	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2007	UTD	Primary	XXX	$XXX
812501760	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2007	UTD	UTD	XXX	$XXX
812501732	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	7/XX/2006	UTD	Primary	XXX	$XXX
812501821	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	NJ	6/XX/2003	UTD	Primary	XXX	$XXX
812501767	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 7/XX/2007 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	FL	7/XX/2007	UTD	Primary	XXX	$XXX
812501792	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	No	No	Missing	TX	9/XX/2007	Refinance	Primary	XXX	$XXX
812501820	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2006	UTD	Primary	XXX	$XXX
812501815	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2006	UTD	UTD	XXX	$XXX
812501781	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2006	UTD	UTD	XXX	$XXX
812501747	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 8/XX/2008 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2008	UTD	Primary	XXX	$XXX
812501789	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	12/XX/2006	UTD	Primary	XXX	$XXX
812501712	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	OR	7/XX/2004	UTD	UTD	XXX	$XXX
812501787	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											D	No	No	Missing	FL	1/XX/2006	UTD	Primary	XXX	$XXX
812501791	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	No	HELOC Agreement	FL	10/XX/2003	UTD	Primary	XXX	$XXX
812501775	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	1/XX/2006	UTD	Primary	XXX	$XXX
812501799	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	2/XX/2003	UTD	UTD	XXX	$XXX
812501805	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2007	UTD	Primary	XXX	$XXX
812501853	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											C	Yes	No	HELOC Agreement	NJ	3/XX/2007	UTD	Primary	XXX	$XXX
812501812	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	1/XX/2007	UTD	Primary	XXX	$XXX
812501816	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	2/XX/2007	UTD	Primary	XXX	$XXX
812501819	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2006	UTD	UTD	XXX	$XXX
812501822	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
812501736	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											C	Yes	No	HELOC Agreement	NJ	9/XX/2006	UTD	Primary	XXX	$XXX
812501735	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/24: Appraisal not provided.	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											D	Yes	Yes	HELOC Agreement	GA	9/XX/2004	Refinance	Primary	XXX	$XXX
812501828	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	4/XX/2006	UTD	Primary	XXX	$XXX
812501831	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2006	UTD	UTD	XXX	$XXX
812501770	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2004	Refinance	UTD	XXX	$XXX
812501858	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2023/XX/24: Borrower signed date missing (D6)
											D	No	No	Missing	FL	1/XX/2005	Refinance	Primary	XXX	$XXX
812501839	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2006	UTD	Primary	XXX	$XXX
812501843	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	11/XX/2007	UTD	UTD	XXX	$XXX
812501746	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 2/XX/2008 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
812501790	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											D	No	No	Missing	FL	11/XX/2006	UTD	Primary	XXX	$XXX
812501774	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	AZ	4/XX/2006	UTD	Primary	XXX	$XXX
812501795	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2006	UTD	Primary	XXX	$XXX
812501862	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2005	UTD	UTD	XXX	$XXX
812501861	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											D	No	No	Missing	FL	11/XX/2006	UTD	Primary	XXX	$XXX
812501720	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	3/XX/2007	UTD	Primary	XXX	$XXX
812501866	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											C	Yes	No	HELOC Agreement	NJ	12/XX/2007	UTD	Primary	XXX	$XXX
812501868	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2005	UTD	UTD	XXX	$XXX
812501869	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2006	UTD	Primary	XXX	$XXX
812501872	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XX.XX% CLTV limitation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	TX	5/XX/2005	Refinance	Primary	XXX	$XXX
812501797	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

*** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	No	HELOC Agreement	AR	5/XX/2006	UTD	UTD	XXX	$XXX
812501801	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	HELOC Agreement	FL	3/XX/1999	Refinance	Primary	XXX	$XXX
812501785	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 7/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

*** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	No	HELOC Agreement	NC	7/XX/2007	UTD	UTD	XXX	$XXX
812501768	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
812501779	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NY	3/XX/2005	Refinance	UTD	XXX	$XXX
812501818	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											C	Yes	No	HELOC Agreement	NJ	2/XX/2007	UTD	UTD	XXX	$XXX
812501852	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2006	Refinance	UTD	XXX	$XXX
812501806	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2004	UTD	UTD	XXX	$XXX
812501729	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete COMMENT: 2023/XX/27: Missing pages 2 and 3 of Note	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CANCELLED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CANCELLED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1
											B	Yes	No	HELOC Agreement	NY	1/XX/2005	Refinance	UTD	XXX	$XXX
812501912	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 8.82330% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	5/XX/2008	UTD	UTD	XXX	$XXX
812501901	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.22690% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	7/XX/2008	Refinance	UTD	XXX	$XXX
812501902	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/19: Appraisal not provided.	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
812501911	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	4/XX/2002	Refinance	Primary	XXX	$XXX
812501900	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	NY	10/XX/2006	Purchase	Primary	XXX	$XXX
812501889	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2008	Refinance	Primary	XXX	$XXX
812501877	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	Yes	Yes	Final HUD1	CT	9/XX/2005	Purchase	Primary	XXX	$XXX
812501898	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2006	Refinance	Primary	XXX	$XXX
812501895	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/24: Appraisal not provided	3
*** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	RI	2/XX/2012	Refinance	Primary	XXX	$XXX
812501904	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	No	Yes	HUD1, not signed or stamped	IL	10/XX/2008	Purchase	Primary	XXX	$XXX
812501880	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XX.XX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s). - EV1
											D	Yes	No	Missing	TX	5/XX/2002	Refinance	Primary	XXX	$XXX
812501878	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 9.87260% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											C	Yes	Yes	Final HUD1	NC	3/XX/2008	Refinance	Primary	XXX	$XXX
812501915	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
812501907	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2008	Refinance	Primary	XXX	$XXX
812501886	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											C	Yes	Yes	Final HUD1	MA	7/XX/2007	Refinance	Primary	XXX	$XXX
812501897	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											D	Yes	No	Missing	NC	12/XX/2005	Purchase	Primary	XXX	$XXX
812501910	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Stated not provided - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2021/XX/22: The AUS does not reflect an approved Appraisal Waiver and an Appraisal fee was charged on the final HUD1. However, a copy of an origination Appraisal to support value as submitted is missing.	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/22: The disclosed finance charge is under disclosed by $XXX which is the Title Examination fee on line 808 of the final HUD1.

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2021/XX/22: The loan is a same lender refinance.  Form H8 was utilized.  However, form H9 should have been utilized.
											B	Yes	Yes	Final HUD1	IL	1/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501899	XXX	XXX	XXX	3	3
*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2014 - EV3

*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Missing borrower signatures or provided date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - XXX Certification is not compliant.: Disclosure: FHA - XXX Certification (Government Documents) - EV3

*** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2009 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2009 - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/22: Unable to verify assets with bank statements provided

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2014
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Missing borrower signatures or provided date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2021/XX/22: Not signed

*** (OPEN) FHA - XXX Certification is not compliant.: Disclosure: FHA - XXX Certification (Government Documents)
COMMENT: 2021/XX/22: not Signed by all required parties

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2009
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2009
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9441105) - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9441105)
COMMENT: 2021/XX/22: File is short funds required per AUS, loan is waterfalling to standard ATR QM documentation requirements
											C	Yes	Yes	Final HUD1	KS	6/XX/2014	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
812501892	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/13: Missing a borrower explanation for gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/09: Missing from the loan file.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12064042) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.88369% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .88369%). - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/14: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2023/XX/09: Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/14: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: Based on the loan failing one or more guideline components, the loan is at ATR risk. This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12064042)
COMMENT: 2023/XX/14: Employment history requirement not met.. This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2023/XX/14: Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. This is due to the gaps of employment from 7/XX/16 to 5/XX/17 and then 4/XX/18 to 7/XX/18 without an explanation from the borrower.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.88369% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .88369%).
COMMENT: 2023/XX/14: Points and Fees on subject loan of 3.88369% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.
											C	Yes	No		PA	7/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812501876	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/09: Missing a post disaster inspection.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/13: Lender used overtime as part of the income and missing a written VOE to confirm the overtime history.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/13: Lender used overtime as part of the income and missing a written VOE to confirm the overtime history.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/09: Missing from the file.
								2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019)
COMMENT: 2023/XX/09: Final Closing Disclosure provided on 12/XX/19 disclosed a finance charge of $XXX, calculated finance charge are $XXX, resulting in a variance of -$XXX.
											B	Yes	No		NV	12/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812501906	XXX	XXX	XXX	3	3
*** (OPEN) AUS Findings: Property type discrepancy. - EV3

*** (OPEN) Employment was not verified within 10 days of the note date. - EV3

*** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income Docs Missing: - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) AUS Findings: Property type discrepancy.
COMMENT: 2023/XX/14: The appraisal reflects the subject as a SFR attached, and the final AUS reflects the subject as SFR detached.

*** (OPEN) Employment was not verified within 10 days of the note date.
COMMENT: 2023/XX/08: Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.
COMMENT: 2023/XX/08: Missing for both borrowers.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/08: Missing a post disaster inspection.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/14: Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Income Docs Missing:
COMMENT: 2023/XX/08: Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/14: Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/08: Missing from the file.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12064058) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12064057) - EV2

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.93256% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .93256%). - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: The Originator Loan Designation of Safe Harbor QM, but the file is missing documents causing the loan to waterfall to ATR Risk. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/14: Based on the loan failing one or more guideline components, the loan is at ATR risk. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12064058)
COMMENT: 2023/XX/14: The loan was approved with an Originator Loan Designation of Safe Harbor QM, but the file is missing documents required for appendix Q. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2023/XX/15: The loan was approved with an Originator Loan Designation of Safe Harbor QM, but the file is missing documents required for appendix Q. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12064057)
COMMENT: 2023/XX/14: The loan was approved with an Originator Loan Designation of Safe Harbor QM, but the file is missing documents required for appendix Q. Missing a verbal VOE within 10 days from the note for XXX from XXX.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.93256% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .93256%).
COMMENT: 2023/XX/20: Points and Fees on subject loan of 3.61732% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .61732%).
											C	Yes	No		UT	3/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
812501905	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/08: Missing from the file.	2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/08: File is missing a copy of the List of Homeownership Counselling Organizations.
											B	Yes	No		IL	8/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812501914	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/09: Missing the post disaster inspection. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/09: Missing from the file	2
*** (CURED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2020) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2020) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX Social Security/Social Security) - EV1

*** (CURED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020)
COMMENT: 2023/XX/29: Final Closing Disclosure provided on 12/XX/20 disclosed a finance charge of $XXX, calculated finance charge are $XXX, resulting in a variance of -$XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2020)
COMMENT: 2023/XX/09: Initial Closing Disclosure dated 12/XX/20 was not provided to the Borrower at least 3 business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2020)
COMMENT: 2023/XX/09: The Loan Estimate dated 12/XX/20 was not signed and assumed received date is 12/XX/20. Closing date is 12/XX/20.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/17: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. Lender grossed up the SSI with nothing in the file that reflects this.

*** (CLEARED) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX Social Security/Social Security)
COMMENT: 2023/XX/17: Lender grossed up the SSI with nothing in the file that reflects this.
											B	Yes	No		FL	12/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812501917	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2021) - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	No		FL	4/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
812501913	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2020 - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2019 - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2018 - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing evidence the business is open and operating within 10  calendar days prior to Note.  (COVID19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2020 - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2
							*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/14: The AUS required an Appraisal which is missing.	3
*** (OPEN) Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2021) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2021) - EV2

*** (OPEN) Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
COMMENT: 2023/XX/14: The loan is not agency salable and default tested to standard QM requirements which do not allow exclusion of debts paid by business.

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/13: AUS/FHA required Appraisal, Mortgage Insurance Certificate and CAIVRS Authorization are missing which resulted in a calculated Due Diligence Loan Designation of

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/13: AUS/FHA required Appraisal, Mortgage Insurance Certificate and CAIVRS Authorization are missing.  The loan default tested to ATR  income documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/13: AUS/FHA required Appraisal, Mortgage Insurance Certificate and CAIVRS Authorization are missing.  The loan default tested to ATR income documentation requirements.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2023/XX/13: AUS/FHA required Appraisal, Mortgage Insurance Certificate and CAIVRS Authorization are missing.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/13: AUS/FHA required Appraisal, Mortgage Insurance Certificate and CAIVRS Authorization are missing.  The loan default tested to ATR  income documentation requirements.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2021)
COMMENT: 2023/XX/13: The seller closing disclosure was not provided. There are no seller paid fees on the final closing disclosure
											C	Yes	No		CT	5/XX/2021	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	ATR Fail
812501891	XXX	XXX	XXX	3	3	*** (WAIVED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (WAIVED) Income documentation requirements not met. - EV3 *** (WAIVED) Missing Document: Fraud Report not provided - EV3 *** (WAIVED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018 - EV3	*** (WAIVED) Income documentation requirements not met. COMMENT: 2023/XX/04: The VVOE is not dated within 10 business days of the note date.	3
*** (WAIVED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (WAIVED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (WAIVED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (WAIVED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12195133) - EV3

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (WAIVED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/04: Borrower's work history shows gaps in employment and the loan file did not contain a letter of explantion. This led to a loan designation failure.

*** (WAIVED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/04: The VVOE is not dated within 10 business days of the note date.

*** (WAIVED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/04: The VVOE is not datedi within 10 business days of the note date.

*** (WAIVED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12195133)
COMMENT: 2023/XX/04: Borrower's work history shows gaps in employment and the loan file did not contain a letter of explantion.

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/04: Insufficient or no cure provided at closing.
											C	Yes	No		CA	9/XX/2018	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
812501888	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	12/XX/1997	Refinance	UTD	XXX	$XXX
812501874	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	1/XX/1998	Refinance	UTD	XXX	$XXX
812501884	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 6/XX/2006 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2006	Refinance	Primary	XXX	$XXX
812501909	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/16: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	OH	10/XX/2004	Refinance	Primary	XXX	$XXX
812501893	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
											A	Yes	Yes	Final HUD1	NC	2/XX/2001	Refinance	Primary	XXX	$XXX
812501887	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MS	8/XX/2007	Refinance	Primary	XXX	$XXX
812501879	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
812501881	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XX.XX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	4/XX/2003	Refinance	UTD	XXX	$XXX
812501903	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2006	Refinance	Primary	XXX	$XXX
812501894	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	VA	1/XX/2000	Refinance	Primary	XXX	$XXX
812501882	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/23: The property is located in FL. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (declared end date). *** (OPEN) Incomplete Document: Closing Disclosure is incomplete COMMENT: 2024/XX/23: Closing Disclosure is missing information.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7723) - EV1
											A	Yes	No		FL	10/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501885	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/29: The file is missing all income documents and the Credit Report.  Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/23: The property is located in XXX, MI.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (declared end date).

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/29: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires income, asset and liability verification and caused the loan to fail ATR.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires income, asset and credit verification.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires liability review and verification.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires income and asset verification.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires income and asset verification.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/23: Loan is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines which requires income and asset verification.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/23: Loa is a FHA Streamline, but loan was reviewed to XXX Non QM guidelines.
											C	Yes	No		MI	1/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
812501896	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
COMMENT: 2024/XX/23: CAIVRS document not provided.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2024/XX/23: E-Sign Agreement not provided.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/23: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
COMMENT: 2024/XX/23: FHA - Conditional Commitment DE Statement of Appraised Value not provided.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2024/XX/23: Credit report not required.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/23: Failure due to the subject loan was approved as a FHA streamline with no income or assets verified.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/23: Waterfalling due to loan designation as the Failure due to the subject loan was approved as a FHA streamline with no income or assets verified.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/23: FHA Streamline and no income was disclosed on the 1003, selected not employed in the income screen.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2024/XX/23: Initial 1003 not provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/23: Complete pages of the List of Homeownership Counseling Organizations to borrower disclosure not provided.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/23: 10% tolerance was exceeded by $XXX due to addition of Commitment, Recording and Examination fees.  No valid Change of circumstance provided, No cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
COMMENT: 2024/XX/23: Mortgage Insurance Premium was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX. on Final Closing Disclosure.  File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
											C	Yes	No		NC	8/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
812501916	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/25: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2024/XX/25: No Income no ratio type income hence DTI ratio is not calculated

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/25: 4506-T (2017), 4506-T (2018) is missing in loan file

*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/25: No income documents provided as this is No Income no ratio type income

*** (OPEN) REO Documents are missing.: Address: XXX, NY
COMMENT: 2024/XX/25: Insurance Verification is missing for REO property  XXX, NY

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/25: Deal settings indicate origination guidelines are not available for this review.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR. - EV3

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.38638% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of Prime Mortgage Market Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/25: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2024/XX/25: No income or assets converted to a monthly amount was provided to demonstrate ability to repay.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2024/XX/25: Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.
COMMENT: 2024/XX/25: Guidelines provided do not address all 8 factors of ATR as W-2 and Paystub is missing in loan file to calculate income

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages)
COMMENT: 2024/XX/25: Income Source and Qualifying Monthly Income Amount are required.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/25: Pay stub and w-2 missing

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/25: Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
COMMENT: 2024/XX/25: New York Subprime Counseling Disclosure is missing in loan file

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
COMMENT: 2024/XX/25: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
COMMENT: 2024/XX/25: New York Subprime Disclosure is missing in loan file

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.
COMMENT: 2024/XX/25: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.38638% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of Prime Mortgage Market Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant SubPrime Loan.
COMMENT: 2024/XX/25: Final Disclosure APR of XX.XX% is in excess of allowable threshold of Prime Mortgage Market Rate XX.XX% + XX.XX%, or XX.XX%. Non-Compliant SubPrime Loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/25: Transfer Tax. Fee was last disclosed as $$XXX  on LE but disclosed as $XXX. on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											C	Yes	No		NY	8/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
812501875	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/25: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.  Variance in available funds at closing. Final 1003 states XXX funds of $XXX. Most recent statement from XXX account on 06/XX/2015 shows funds from both checking and savings in the amount of $XXX.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/25: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 80.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/25: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 80.00000%.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)
COMMENT: 2024/XX/25: Evidence of Borrower receipt of Appraisal was not provided. An Appraisal waiver was provided.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
COMMENT: 2024/XX/25: 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
											B	Yes	Yes	Final HUD1	MD	7/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501890	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy.
COMMENT: 2024/XX/29: Calculated high loan to value percentage of XX.XX% exceeds Guideline high loan to value percentage of 80.00000%

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/25: Calculated loan to value exceed the guideline.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/25: Calculated loan to value exceed the guideline.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/29: Calculated PITIA months reserves of 4.45 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2024/XX/25: A complete Fraud Report is required.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
COMMENT: 2024/XX/25: A complete Fraud Report is required, exception has been raised for the same.
								2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2024/XX/25: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2024/XX/25: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014)
COMMENT: 2024/XX/25: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2024/XX/25: The information is not available on XXX site.

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS.
COMMENT: 2024/XX/25: The information is not available on XXX site.
											B	Yes	Yes	Final HUD1	PA	3/XX/2014	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501908	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Gift Letter not provided - EV3

*** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2024/XX/29: Missing: Evidence of receipt of $XXX gift; Gift letter for second $XXX gift reflected on final Closing Disclosure; Evidence of sufficient reserves (6 mo.); 2 mo. asset statements verifying sufficient funds to close and reserves.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/29: Missing: Evidence of receipt of $XXX gift; Gift letter for second $XXX gift reflected on final Closing Disclosure; Evidence of sufficient reserves (6 mo.); 2 mo. asset statements verifying sufficient funds to close and reserves.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/24: Loan was approved with XX.XX% CLTV, which exceeds 90% maximum guideline.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/24: Loan was approved with XX.XX% LTV, which exceeds 90% maximum guideline.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/24: Missing 2 mo. asset statements verifying sufficient funds to close and reserves.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/29: Missing 2016 W-2.  Non QM guidelines require  W-2s for the prior two (2) years.

*** (OPEN) Missing Document: Gift Letter not provided
COMMENT: 2024/XX/29: Missing gift letter for second $XXX gift reflected on final Closing Disclosure.

*** (OPEN) Missing Document: Source of Funds/Deposit not provided
COMMENT: 2024/XX/29: Missing evidence of receipt of $XXX gift.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/29: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Risk due to the following issue(s): Missing 2016 W-2.  Missing evidence of sufficient funds to close and reserves.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/29: Missing 2016 W-2.  Missing evidence of sufficient funds to close and reserves.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/29: Missing 2016 W-2.  Missing evidence of sufficient funds to close and reserves.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)
COMMENT: 2024/XX/25: Evidence of actual receipt date of initial Closing Disclosure, issued on 05/XX/2018, is not provided.  Default receipt date is 05/XX/2018, which is less than 3 business days prior to the closing date (05/XX/2018).

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/29: Lender Credit disclosed as -$XXX on the Loan Estimate dated 04/XX/2018 but disclosed as -$XXXon the Final Closing Disclosure.  A valid change of circumstance not provided for decrease.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/25: Fee disclosed as $XXX on the Loan Estimate dated 03/XX/2018 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
											C	Yes	No		PA	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812501883	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2024/XX/23: File does not contain asset documentation to cover 6 months reserves.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/23: Additional assets are required to cover reserves requirement of 6 months PITIA.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2024/XX/23: Fraud Report is missing from the file.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
COMMENT: 2024/XX/23: Fraud Report is missing from the file.
								2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2024/XX/23: Signed and dated initial 1003 application is missing.

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
COMMENT: 2024/XX/23: Loan originators information is not available on XXX website

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2024/XX/23: Loan originators information is not available on XXX website

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016)
COMMENT: 2024/XX/23: Evidence of earlier borrower receipt was not found in file.
											B	Yes	No		PA	10/XX/2016	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501918	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2
*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2024/XX/02: File is missing the Borrower's fraud report. Upon receipt of the missing fraud report. for the Borrower, additional conditions may apply.

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2024/XX/02: FHA - Initial HUD Addendum to the Loan Application 92900-A  was not provided within three days of the application date, additional conditions may apply.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12872% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12872%). - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12872% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12872%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/03: Subject loan was originated under the Higher Priced QM (APOR) designation however, based on fees testing the subject loan has tested as Safe Harbor QM (APOR).

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2024/XX/06: The loan failed QM points and fees testing which makes it not agency salable and not eligible to be insured or guaranteed by FHA.

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12872% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12872%).
COMMENT: 2024/XX/05: Points and Fees on subject loan of 3.12872% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12872%).

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/06: The loan failed QM points and fees testing which makes it not agency salable and the loan, therefore default tested to QM requirement of maximum 43% DTI.
											C	Yes	No		PA	7/XX/2023	Refinance	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
812501919	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2024/XX/03: Fraud Report not provided *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2024/XX/12: Evidence of the sale of XXX is missing. Including the payment in debt calculation brings the DTI to 54.57% and out of tolerance.	2
*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2023 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/02/XX/2023) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 53.02652% and based on 1026.43(e) of 53.02640% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 67.12157% and based on 1026.43(e) of 67.12145% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CANCELLED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2023 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2023) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/12: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

*** (CLEARED) General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 53.02652% and based on 1026.43(e) of 53.02640% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/11: Evidence of the sale of XXX is missing.  Including the payment in debt calculation brings the DTI to 54.57% and out of tolerance.

*** (CLEARED) General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 67.12157% and based on 1026.43(e) of 67.12145% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2024/XX/12: Including line 21 loss of the Schedule E brings the DTI to 67.12157%.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2024/XX/12: Evidence of the sale of XXX is missing.  Including the payment in debt calculation brings the DTI to 54.57% and out of tolerance.

*** (CANCELLED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2023 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2023)
COMMENT: 2024/XX/04: Projected Payments: Final Closing Disclosure provided on 02/XX/2023 incorrectly disclosed whether Homeowners Insurance is included in escrow.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/01: Projected Payments: Final Closing Disclosure provided on 02/XX/2023 incorrectly disclosed whether Homeowners Insurance is included in escrow, So please provide COC/Final for changed fee amount.
											B	Yes	No		MA	2/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501705	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee per the VA Lender Handbook/Circulars. - EV3 *** (OPEN) VA Non IRRRL Loan - Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. - EV3	*** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee per the VA Lender Handbook/Circulars. COMMENT: 2024/XX/05: Funding Fee Rate Collected: 3.60000% Required Funding Fee Rate: 2.30000% *** (OPEN) VA Non IRRRL Loan - Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. COMMENT: 2024/XX/05: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX.	1			A	Yes	No		MA	12/XX/2021	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
812501922	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/05: Coverage shortfall of $XXX is required. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2024/XX/05: Fraud Report is missing in file.	1			A	No	No		UT	4/XX/2023	Refinance	Investment	XXX	$XXX		N/A	N/A
812501921	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2024/XX/06: Calculated PITIA months reserves of 0.58 is less than Guideline required PITIA months reserves of 6.00. *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2024/XX/06: Representative FICO score of 631 is less than Guideline representative FICO score of 640.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
											A	Yes	No		TX	5/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501920	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2		2
*** (OPEN) TRID Final Closing Disclosure PAD Fee: TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on 03/XX/2022 disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final/03/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Final Closing Disclosure PAD Fee: TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on 03/XX/2022 disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final/03/XX/2022)
COMMENT: 2024/XX/12: Pad fee is a refundable escrow pad fee per the LE and CD's.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
COMMENT: 2024/XX/12: Property Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2024/XX/12: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		CA	3/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501648	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2024/XX/21: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2024/XX/21: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2024/XX/21: Calculated PITIA months reserves of 3.38 is less than Guideline PITIA months reserves of 6.00.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
COMMENT: 2024/XX/21: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX without a valid change of circumstance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/21: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX without a valid change of circumstance.
											B	Yes	No		TX	6/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501924	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2023 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/03/XX/2023) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2023 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/03/XX/2023)
COMMENT: 2024/XX/21: Contact XXX iID# was not provided on page 5 on the Final CD.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/21: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance in file. No cure provided to the Borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7517)
COMMENT: 2024/XX/21: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  No valid changed circumstance in file. No cure provided to the Borrower.
											B	No	No		FL	3/XX/2023	Refinance	Investment	XXX	$XXX		N/A	N/A
812501928	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2024/XX/02: The Guidelines require 6 months PITIA in reserves.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/01: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/02: Calculated Combined Loan to value of XX.XX% which exceeded the guideline limit of 80.00%.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2024/XX/02: Calculated DTI of 51.95155% exceeds the guideline limit of 50%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/02: Calculated Loan to value of XX.XX% which exceeded the guideline limit of 80.00%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/02: As per the guideline required 6 months PITIA reserve documents. Provided document does not meet the 6 months reserve requirement.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2024/XX/01: Mortgage Insurance Evidence is missing from the loan file..

*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX
COMMENT: 2024/XX/02: There are several red-flagged issues listed on the fraud report that have not been cleared.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.95155% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/02: Loan designation mismatch due to calculated DTI of 51.95155% exceeding the guideline limit of 50%.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.95155% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/02: Calculated DTI of 51.95155% exceeds the guideline limit of 50%.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/02: Insufficient reserves provided.Calculated DTI of 51.95155% exceeds the guideline limit of 50%.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/02: Calculated DTI of 51.95155% exceeds the guideline limit of 50%.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
COMMENT: 2024/XX/02: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of $XXX. Required Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/02: Appraisal Fee was disclosed as $XXX on initial LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
											C	Yes	No		TX	11/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812501938	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/02: XXX uses XXX definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/02: Client provided Non QM guides for review.
								1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
											A	Yes	No		WA	10/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501942	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2024/XX/02: As per the matrix allowable CLTV max is 90% however as per the calculation it is exceeded. (XX.XX%) *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2024/XX/02: As per the matrix allowable LTV max is 90% however as per the calculation it is exceeded. (XX.XX%)	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2021) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021)
COMMENT: 2024/XX/02: Initial Closing Disclosure was not provided.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2021)
COMMENT: 2024/XX/02: Revised Loan Estimate provided on 07/XX/2021 not received by borrower at least four (4) business days prior to closing.
											B	Yes	No		TX	7/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501929	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX - EV2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX COMMENT: 2024/XX/02: Missing proof $XXX XXX Card charge-off paid off. Charge-off balance not affecting title that exceeds $XXX must be paid off.	2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/01: Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/01: AppraisalFee increased on LE issued 5/XX/2022 to $XXX from $XXX  with no valid Change of Circumstance evident. No cure provided to borrower at closing.
											B	Yes	No		CA	5/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501940	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/04: The XXX Non QM guidelines require an Appraisal which is missing.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2024/XX/04: The XXX Non QM Guidelines require a full Appraisal which is missing.

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
COMMENT: 2024/XX/03: Guidelines require 12 months verification of rent which was not provided.

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2024/XX/04: Guidelines require 12 months verification of rent which is not provided.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/03: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											B	Yes	No		NY	6/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501933	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
812501925	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	AL	2/XX/2005	Purchase	Primary	XXX	$XXX
812501948	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/08: XXX uses XXX definition of acceptable coverage. XXX requires coverage equal to the lesser of the following: 80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.80246% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .80246%). - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Natural Hazard Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing a loan designation discrepancy.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.80246% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .80246%).
COMMENT: 2024/XX/08: Points and Fees on subject loan of 3.80246% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .80246%).

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2024/XX/08: Points and fees exceed maximum allowed per guidelines causing the loan to waterfall through standard QM testing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713)
COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Natural Hazard Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)
COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Natural Hazard Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
											C	Yes	No		CA	7/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
812501939	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/19: TIL Itemization did not disclose the subordination fee of $XXX the recording service fee of $XXX and the courier fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	3/XX/2004	Refinance	Primary	XXX	$XXX
812501941	XXX	XXX	XXX	2				2
*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 11.58820% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of Prime Mortgage Market Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Under disclosure is payment stream related sourced to the DSI calculation within the Final TIL.
											B	Yes	Yes	Final HUD1	NY	4/XX/2009	Refinance	Primary	XXX	$XXX
812501934	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TN	12/XX/2005	Refinance	Primary	XXX	$XXX
812501936	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											B	Yes	Yes	Final HUD1	MD	1/XX/2005	Refinance	Primary	XXX	$XXX
812501927	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
812501931	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
											D	Yes	No	Missing	TN	5/XX/2007	Refinance	Primary	XXX	$XXX
812501926	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/05: TIL itemization did not disclose Application fee $XXX Attorney fee $XXX and Escrow Service charges $XXX as prepaid finance charge. Finance Charge Variance of $XXX is due to difference in lender's accepted payment stream as per final TIL and actual calculated payment stream.
											B	No	Yes	Final HUD1	NY	6/XX/2000	Purchase	Primary	XXX	$XXX
812501935	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing Testing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of the loan becoming an ARM. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1999 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	NY	12/XX/1999	Purchase	Primary	XXX	$XXX
812501937	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	11/XX/2004	UTD	UTD	XXX	$XXX
812501930	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
812501932	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
812501945	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/11: A post-disaster inspection was not provided. *** (OPEN) Flood Certificate Subject Address does not match Note address. COMMENT: 2024/XX/11: The flood certificate does not reflect the unit number. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2024/XX/11: The appraisal was missing from the file.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX, LLC/Partnership) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2022)
COMMENT: 2024/XX/11: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/29: A balance sheet and third party verification of business existence are missing for XXX which resulted in a Due Diligence Loan Designation of ATR fail.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX, LLC/Partnership)
COMMENT: 2024/XX/29: A balance sheet and third party verification of business existence are missing.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2024/XX/29: A balance sheet and third party verification of business existence are missing for XXX
											B	No	No		VT	5/XX/2022	Refinance	Second Home	XXX	$XXX		Non QM	Non QM
812501947	XXX	XXX	XXX	3	1			2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2023) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2023)
COMMENT: 2024/XX/11: The only CD provided was the final CD, it was issued on 01/XX/2023

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/11: Missing COC for points increase from $XXX to $XXX.  No cure was provided at closing.
											B	No	No		OH	1/XX/2023	Purchase	Investment	XXX	$XXX		N/A	N/A
812501943	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (WAIVED) Asset documentation requirements not met. - EV2 *** (WAIVED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/12: The guidelines require at least 60 day sourcing of funds.  However, only one month bank statement was provided for the XXX account.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/11: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/11: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (WAIVED) Asset documentation requirements not met.
COMMENT: 2024/XX/22: Bank Statement covering only 1 month for XXX Savings account no XXX. Need additional 1 month Bank Statement to complete at least 2 months as required by guidelines.

*** (WAIVED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2024/XX/22: Bank Statement covering only 1 month for XXX Savings account no XXX. Need additional 1 month Bank Statement as per guidelines.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/22: Sufficient documentation was not provided to verify required six months PITI reserves.
								2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2021)
COMMENT: 2024/XX/11: None of the copies of the initial Closing Disclosure in file; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/11: 10% tolerance was exceeded by $XXX due to Increase of Recording Fees.  No valid COC provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/11: 0% tolerance was exceeded by $XXX due to Increase of Transfer Tax Fee.  No valid COC provided, nor evidence of cure in file.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/22: Waterfall issue due to Bank Statement covering only 1 month for XXX Savings account no XXX. Need additional 1 month Bank Statement as per guideline.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/22: Waterfall issue due to Bank Statement covering only 1 month for XXX Savings account no XXX. Need additional 1 month Bank Statement as per guideline.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/22: Waterfall issue due to Bank Statement covering only 1 month for XXX Savings account no XXX. Need additional 1 month Bank Statement as per guideline.
											B	Yes	No		MA	9/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501944	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/12: The guidelines require an interior and exterior 1004 Appraisal which is missing.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/11: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/11: The Rate Lock Confirmation is missing from the loan file.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2024/XX/11: The Closing Disclosure reflects the Borrower paid the Appraisal POC, the Appraisal report is missing from the loan file.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/11: The Rate Lock Confirmation is missing from the loan file.

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
COMMENT: 2024/XX/11: The Ohio State Right Not To Close Disclosure is missing from the loan file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022)
COMMENT: 2024/XX/11: The Initial Closing Disclosure signed or acknowledged by the Borrowers at least three days prior to closing is missing from the loan file.
											B	Yes	No		OH	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501946	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) VA - Builder's Certification is missing.: Disclosure: VA - Builder's Certification (Government Documents) - EV3

*** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393 (Government Documents) - EV3

*** (WAIVED) Asset documentation requirements not met. - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/11: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after XX/XX/XXXX declared end date

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/11: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 80%

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/11: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 80%

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2024/XX/11: Appraisal report not provided in the file

*** (OPEN) VA - Builder's Certification is missing.: Disclosure: VA - Builder's Certification (Government Documents)
COMMENT: 2024/XX/11: VA -Builder's Certification is missing

*** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393 (Government Documents)
COMMENT: 2024/XX/11: VA loan analysis provided in the file but not signed by underwriter

*** (WAIVED) Asset documentation requirements not met.
COMMENT: 2024/XX/01: Sufficient assets were not verified to cover guideline required six months PITI reserves.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/01: Calculated PITIA months reserves of 0.09 is less than Guideline PITIA months reserves of 6.00

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/25: The guidelines require an interior and exterior Appraisal which is missing.
								2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2022)
COMMENT: 2024/XX/11: Closing Disclosure 02/XX/2022 not provided to Borrower(s) at least three (3) business days prior to closing missing initial closing disclosure.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/01: Sufficient assets were not verified to cover guideline required six months PITI reserves which resulted in a Due Diligence Loan Designation of ATR risk.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/24: Sufficient assets were not verified to cover guideline required six months PITI reserves.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/01: Sufficient assets were not verified to cover guideline required six months PITI reserves.
											B	Yes	No		CO	2/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501949	XXX	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (WAIVED) Asset documentation requirements not met. - EV2

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (WAIVED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Life Insurance Value / Account Number: XXX - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/22: Loan is approved with 94.992% which is above the guidelines limit.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/22: Loan is approved with 94.992% which is above the guidelines limit.

*** (WAIVED) Asset documentation requirements not met.
COMMENT: 2024/XX/07: The guidelines require verification of two months bank statement.  However, only one month statement was provided for XXX #XXX.

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/07: The guidelines require verification of two months bank statement.  However, only one month statement was provided for XXX #XXX.

*** (WAIVED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Life Insurance Value / Account Number: XXX
COMMENT: 2024/XX/07: The guidelines require two months bank statements, but only one month was provided.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/07: The guidelines require two months bank statements, but only one month was provided.
								2
*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2023) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2023)
COMMENT: 2024/XX/22: Final Closing Disclosure provided on 02/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2023). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/22: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No cure was provided to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/07: The guidelines require two months bank statements, but only one month was provided which resulted in a Due Diligence Loan Designation of ATR risk.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/07: The guidelines require two months bank statements, but only one was provided.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/07: The guidelines require two months bank statements, but only one was provided which impacts ATR.
											B	Yes	No		NV	2/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501950	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2023) - EV2

*** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/XX/2023) - EV1

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2023)
COMMENT: 2024/XX/23: Date valuation Report date 04/XX/2023 provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.

*** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/XX/2023)
COMMENT: 2024/XX/15: Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/15: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
											B	Yes	No		NY	6/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501961	XXX	XXX	XXX	3	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/14: Origination guidelines are not available for this review	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2024/XX/06: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/06: Loan Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: Transfer Tax Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		NJ	11/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501954	XXX	XXX	XXX	1	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1		1
*** (CLEARED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2023). (Final/10/XX/2023) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2023). (Final/10/XX/2023) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CLEARED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2023). (Final/10/XX/2023)
COMMENT: 2024/XX/04: Disclosure reflects Amount Financed of $XXX but calculated Amount Financed  of $XXX.  Variance =$XXX.  Lender to provide corrected CD and copy of letter sent to borrower explaining changes.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2023). (Final/10/XX/2023)
COMMENT: 2024/XX/04: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = $XXX.  Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
											A	Yes	No		LA	10/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501957	XXX	XXX	XXX	3	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023) - EV2
											B	Yes	No		GA	3/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501952	XXX	XXX	XXX	1	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1		1
*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, no evidence of cure in file.
											A	Yes	No		VA	10/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501958	XXX	XXX	XXX	3	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1		2
*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2023). (Final/05/XX/2023) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2023). (Final/05/XX/2023) - EV2

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2023). (Final/05/XX/2023)
COMMENT: 2024/XX/06: Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2023).

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2023). (Final/05/XX/2023)
COMMENT: 2024/XX/06: Final Closing Disclosure provided on 05/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/17: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower-Cure not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower-Cure not provided.
											B	Yes	No		SC	5/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501955	XXX	XXX	XXX	2	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/14: Origination guidelines are not available for this review.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)
COMMENT: 2024/XX/06: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/17: 10% tolerance was exceeded by 137 due to increase of recording fee. -$XXX   and GA Residential Fee 352 No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $ $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		VA	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501953	XXX	XXX	XXX	3	1	*** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Not Eligible for QM based on Appendix Q: Qualified Mortgage: Loan submitted with an originator loan designation of Safe Harbor or Higher Priced QM using Appendix Q.  Loans with creditor application date on or after XX/XX/XXXX are not eligible for QM based on Appendix Q.  Loan was tested for compliance with General ATR.  Restated loan originator loan designation required to test loan for QM status under General QM (APOR) pricing-based test. - EV3

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/07: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2024/XX/28: An appraisal re-inspection fee was added in the amount of $XXX on LE dated 05/XX/23. A valid COC, nor a cure for tolerance violation was provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/28: Loan Discount Fee increased to $XXX on CD with no change evident.  A cure was not provided for tolerance violation,
											C	Yes	No		LA	6/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812501959	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/07: Missing Post Disaster Inspection (PDI). Agency approved transaction using a property inspection waiver. *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/14: XXX guidelines used for review.	2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215) - EV2

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/07: Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX with no valid Change of Circumstance evident.  Cure of $XXX was not sufficient for all tolerance violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
COMMENT: 2024/XX/07: Fee increased with no valid change evident.  Cure of $XXX was not sufficient for all tolerance violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215)
COMMENT: 2024/XX/07: Fee increased on 9/XX/2022 Initial Closing Disclosure with no valid change evident.  Cure of $XXX was not sufficient for all tolerance violations.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: Fee increased on 3/XX/2023 Closing Disclosure with no valid change evident.  Cure of $XXX was not sufficient for all tolerance violations.
											B	No	No		FL	4/XX/2023	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501960	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (CLEARED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/07: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2023,  Most Recent Tax Return End Date 12/XX/2021, Tax Return Due Date 04/XX/2023. (XXX XXX/Schedule C) - EV2

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2023,  Most Recent Tax Return End Date 12/XX/2021, Tax Return Due Date 04/XX/2023. (XXX XXX/Schedule C)
COMMENT: 2024/XX/07: Tax Return for the year 2022 is missing. Borrower filed for extension.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/17: Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											B	Yes	No		FL	6/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501956	XXX	XXX	XXX	1				1			A	No	No		WA	9/XX/2023	Purchase	Investment	XXX	$XXX
812501962	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/08: The Subject property is located in a FEMA Disaster area . A post-Disaster inspection verifying there was no damage to the subject property required *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/08: Hazard Insurance Coverage Amount is insufficient by $XXX. A condo dwelling policy in the amount of $XXX is provided, but unable to determine if there is an additional master policy covering the building.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16194% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16194%). - EV3

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/03/XX/2022) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/08: Points and Fees on subject loan of 3.16194% is in excess of the allowable maximum of 3.00000%

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16194% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16194%).
COMMENT: 2024/XX/08: Points and Fees on subject loan of 3.16194% is in excess of the allowable maximum of 3.00000%

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/03/XX/2022)
COMMENT: 2024/XX/08: Final Closing Disclosure provided on 03/XX/2022 incorrectly disclosed Homeowners Insurance as walls in coverage in Page 1 and Section G
											C	Yes	No		TN	3/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
812501963	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2023 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/06/XX/2023) - EV2

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1

*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2023 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/06/XX/2023)
COMMENT: 2024/XX/08: The walls in coverage insurance was included in the “Other” section page 1 of the CD.

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/05: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/05: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.
											B	Yes	No		FL	7/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501964	XXX	XXX	XXX	3	1			1			A	Yes	No		GA	9/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501965	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (WAIVED) Asset documentation requirements not met. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2 *** (WAIVED) Income documentation requirements not met. - EV2
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/03: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/03: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/03: Hazard Insurance Coverage Amount is insufficient.by $XXX.

*** (WAIVED) Asset documentation requirements not met.
COMMENT: 2024/XX/05: Sufficient assets were not verified to cover cash required to close and six months PITI reserves.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/05: Asset verification is insufficient to cover cash to close and guideline required six months PITI reserves.

*** (WAIVED) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet for SCorp businesses which are missing.

*** (WAIVED) Income documentation requirements not met.
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing.
								1
*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing and asset verification is insufficient to cover guideline required six months PITI reserves which resulted in a Due Diligence Loan Designation of ATR fail.

*** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing and asset verification is insufficient to cover guideline required six months PITI reserves.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2024/XX/05: The guidelines require a YTD P&L Statement and Balance Sheet which are missing and asset verification is insufficient to cover guideline required six months PITI reserves.
											A	Yes	No		NY	12/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501966	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/11: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/11: There is a shortfall of $XXX.	1
*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.66049% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66049%). - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/25: Loan designation discrepancy is due to points and fees exceeding threshold.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.66049% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66049%).
COMMENT: 2024/XX/25: QM points and fees on subject transaction of 3.66049% exceeded the threshold of 3%,  lender to issue refund of overage to borrower. Lender to provide copy of refund check and proof of delivery. Provide payment history of loan verifying loan is not 60 days delinquent.
											A	Yes	No		CA	7/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501971	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/28: Missing disaster inspection. Disaster end date is XX/XX/XXXX.	2
*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2021)
COMMENT: 2024/XX/28: Incomplete CD with a closing date of 08/XX/2021 used in compliance testing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/28: A valid COC for the addition of the fee was not provided. No cure at close
											B	Yes	No		FL	9/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501973	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/02: XXX uses XXX definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
								1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2024/XX/28: Cure amount of $XXX was provided to the borrower at Closing.
											A	Yes	No		CA	5/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812501972	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3		1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7572) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200) - EV1
											A	Yes	No		CA	11/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501969	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											D	Yes	Yes	Estimated HUD1	IL	11/XX/2008	Refinance	Primary	XXX	$XXX
812501967	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2000 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
											D	No	Yes	Estimated HUD1	IL	7/XX/2000	Purchase	Primary	XXX	$XXX
812501970	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/28: Appraisal not provided.	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: TIL Itemization did not disclose a Settlement Closing Fee of $XXX a Flood Cert Fee of $XXX a Courier Fee of $XXX and a Wire Fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	10/XX/1998	Refinance	Primary	XXX	$XXX
812501968	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2001	Purchase	Primary	XXX	$XXX
812501974	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/08: A valid COC for the fee increase was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/08: A valid COC for the fee increase was not provided.
											B	Yes	No		CA	4/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501988	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/13: Verified liquid assets in the amount of $XXX are insufficient to meet cash to close of $XXX.  Final 1008 reflects $XXX verified, however, missing evidence of earnest money deposit.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/08: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/08: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/08: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/08: HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/08: Deal settings indicate origination guidelines are not available for this review.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/19: Calculated PITIA months reserves of 2.38 is less than Guideline PITIA months reserves of 6.00.
								2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2024/XX/08: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXX)
COMMENT: 2024/XX/08: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/08/XX/2017)
COMMENT: 2024/XX/08: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2017). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017)
COMMENT: 2024/XX/08: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/11: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/11: Based on the loan failing one or more guideline components, the loan is at ATR risk.
											B	Yes	No		CT	8/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501989	XXX	XXX	XXX	3	3	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019 - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019 COMMENT: 2024/XX/08: Verification(s) of employment is not within 10 business days of the Note. *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/08: Deal settings indicate origination guidelines are not available for this review.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
COMMENT: 2024/XX/08: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/08: Lender Credits was  last disclosed as -$XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/08: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		IA	4/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501986	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/08: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13976286) - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.07295% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.07295%). - EV3

*** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2020 are underdisclosed (Final/09/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2020) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/12: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13976286)
COMMENT: 2024/XX/12: Borrower employment history reflects gap > 30 days.  LOE was not provided.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.07295% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.07295%).
COMMENT: 2024/XX/12: QM Points and Fees threshold exceeded by $XXX or 1.07295%.

*** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2020 are underdisclosed (Final/09/XX/2020)
COMMENT: 2024/XX/13: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2020 are underdisclosed

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2020)
COMMENT: 2025/XX/11: Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2020)
COMMENT: 2025/XX/11: Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
											C	Yes	No		CA	9/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812501983	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Donor Check not provided - EV3 *** (OPEN) Missing Document: Other not provided - EV3 *** (CANCELLED) Income Docs Missing:: Borrower: XXX - EV1
*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2025/XX/16: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. Missing evidence of transfer of gift funds.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2025/XX/16: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. Missing evidence of transfer of gift funds.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/08: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Missing Document: Donor Check not provided
COMMENT: 2024/XX/13: Missing evidence of transfer of gift funds of $XXX.

*** (OPEN) Missing Document: Donor Check not provided
COMMENT: 2024/XX/13: Missing evidence of transfer of gift funds of $XXX.

*** (OPEN) Missing Document: Other not provided
COMMENT: 2025/XX/16: Missing course transcripts.

*** (CANCELLED) Income Docs Missing:: Borrower: XXX
COMMENT: 2025/XX/16: Missing course transcripts.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13976287) - EV3

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/08: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13976287)
COMMENT: 2024/XX/08: Borrower employment history reflects gap > 30 days.  LOE was not provided.

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/16: Based on the loan failing one or more guideline components, the loan is at ATR risk.
											C	Yes	No		CA	9/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812501985	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	5/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812501984	XXX	XXX	XXX	2	2	*** (WAIVED) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.57663% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .57663%). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/19: Designation restated from QM APOR to Non-QM.

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022)
COMMENT: 2024/XX/19: Verification appraisal was delivered to borrower was not provided.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/19: Loan designation failure is caused by the disclosed points and fees exceeding the allowable QM limit of 3%.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.57663% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .57663%).
COMMENT: 2024/XX/19: Disclosed points and fees on the final Closing Disclosure exceed 3% as allowable by QM guidelines. There is an overage of $XXX between the broker fee, discount points, and underwriting fee.
											B	Yes	No		WA	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
812501923	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Purchase contract date not provided. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/09: Hazard insurance amount is insufficient, required additional insurance coverage to cover the amount. Please provide additional insurance coverage document.

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2024/XX/09: Purchase agreement is missing on this file.

*** (OPEN) Purchase contract date not provided.
COMMENT: 2024/XX/09: Purchase contract is missing on this file.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/09: The origination guidelines are not available.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2022) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2022) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2022)
COMMENT: 2024/XX/09: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2022)
COMMENT: 2024/XX/09: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
											B	No	No		MO	10/XX/2022	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501951	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/08: The most recent valuation inspection is dated prior to the most recent FEMA Disaster. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	2
*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2022) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2024/XX/08: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2022)
COMMENT: 2024/XX/08: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2022)
COMMENT: 2024/XX/08: Revised Loan Estimate provided on 11/XX/2022 not received by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)
COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											B	No	No		FL	11/XX/2022	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
812501987	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
											A	Yes	No		NC	11/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501992	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/08: Deal settings indicate origination guidelines are not available for this review.

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/28: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/28: Calculated LTV of XX.XX% exceeds guideline LTV percentage of 90.00000%.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/28: 1.07 is less than Guideline Available for Reserves of  3.00.
								2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2023) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2023) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.93979% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2023)
COMMENT: 2024/XX/08: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2023)
COMMENT: 2024/XX/08: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.93979% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/28: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/28: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.
											B	Yes	No		IN	1/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501990	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/08: HOI coverage is insufficient by $XXX Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2024/XX/08: The file is missing a copy of the Purchase Agreement.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/08: Deal settings indicate origination guidelines are not available for this review.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2023) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2023)
COMMENT: 2024/XX/08: Verification appraisal was delivered to borrower was not provided.

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/23: 10%tolerance was exceeded by $XXX due to increase of Recording fee in CD.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		MN	9/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501991	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/08: Deal settings indicate origination guidelines are not available for this review.	1			A	Yes	No		MA	12/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812501981	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/27: Unable to determine the cause of the TIL underdisclosure due to missing Itemization of Amount financed
											B	No	Yes	Final HUD1	IL	9/XX/1996	Purchase	Primary	XXX	$XXX
812501977	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2009	Refinance	Primary	XXX	$XXX
812501982	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
812501976	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	FL	4/XX/2002	Refinance	Primary	XXX	$XXX
812501978	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/10: Appraisal not provided.	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	UT	4/XX/2009	Refinance	Primary	XXX	$XXX
812501980	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	VA	9/XX/2009	Purchase	Primary	XXX	$XXX
812501975	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	WA	4/XX/2007	Purchase	Primary	XXX	$XXX
812501979	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015)
COMMENT: 2018/XX/13: There is not evidence of the lender providing a copy of the appraisal to the borrower at least 3 business days prior to closing.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2018/XX/13: There is not evidence of a HUD Settlement Cost Booklet Disclosure provided to the borrower or available for review in the loan file.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2018/XX/13: A TIL is not located in file dated within 3 business days of application date.
											B	Yes	Yes	Final HUD1	NY	3/XX/2015	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502135	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	LA	8/XX/2007	Refinance	Primary	XXX	$XXX
812502136	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	SD	10/XX/2005	Refinance	Primary	XXX	$XXX
812502137	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV1

*** (CLEARED) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV1

*** (CLEARED) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV1
											B	No	No	Missing	FL	4/XX/2005	Refinance	Investment	XXX	$XXX
812502140	XXX	XXX	XXX	3	3
*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015
COMMENT: 2024/XX/06: Borrower is employed less than 2 years as per document.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
COMMENT: 2024/XX/06: Updated as per Guidelines

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: AUS document is not provided.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: Hazard Insurance Policy document is not provided.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2024/XX/06: Final 1003 document is not provided.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/11: Divorce Decree document is not provided.
								2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2015 are underdisclosed. (Final/11/XX/2015) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (CLEARED) Alimony Child Support Maintenance Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income verification requirement not met. (XXX (employer unknown)/Child Support) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX (employer unknown)/Child Support) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140758) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/23: Loan redesignated to Non-QM.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2024/XX/06: The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2024/XX/06: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS.
COMMENT: 2024/XX/06: Loan Originator Organization XXX information on loan documents does not match NMLS.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2015 are underdisclosed. (Final/11/XX/2015)
COMMENT: 2024/XX/06: Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2015 are underdisclosed.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 11/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2024/XX/06: Loan origination Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) Alimony Child Support Maintenance Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income verification requirement not met. (XXX (employer unknown)/Child Support)
COMMENT: 2024/XX/10: Alimony/Child Support/Maintenance income verification requirement not met.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/23: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX (employer unknown)/Child Support)
COMMENT: 2024/XX/23: Unable to verify alternate income source using reasonably reliable third-party records.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2024/XX/23: General Ability-to-Repay requirements not satisfied.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140758)
COMMENT: 2024/XX/23: Less than 2 years employment history documented. Borrower has been with current employer five months.
											B	Yes	No		TX	11/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
812502142	XXX	XXX	XXX	3	3
*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3

*** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2024/XX/06: E-Sign Consent Agreement missing in file.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end Date.

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.

*** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
COMMENT: 2024/XX/06: File is missing copy of Hazard insurance policy

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/06: File does not have Third Party Verification in file.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/06: Initial Rate Lock missing in file.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: File does not have AUS in file.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: File does not have hazard insurance policy in file
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140683) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/06: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/15: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/06: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2024/XX/06: Mortgage-related obligations not considered in loan qualification.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/09: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2024/XX/06: Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/06: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
COMMENT: 2024/XX/06: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2024/XX/06: Right of Rescission Disclosure is missing from file.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140683)
COMMENT: 2024/XX/06: Missing Employment Dates to verify two years current employment

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2024/XX/06: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2024/XX/06: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											C	Yes	No		TX	8/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812502149	XXX	XXX	XXX	3	3	*** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2003 - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2024/XX/04: The homeowner's insurance declarations page in the file verified an effective date of 03/XX/2023 which is after the consummation date of 03/XX/2019.  Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2003
COMMENT: 2024/XX/04: This file was missing a copy of VVOE.  Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/04: Deal settings indicate origination guidelines are not available for this review.
								2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2019)
COMMENT: 2024/XX/04: Verification appraisal was delivered to borrower was not provided.
											B	Yes	No		TX	3/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812502141	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2018 - EV3

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2007 - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: The file is missing a copy of AUS document.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: The file is missing a copy of Hazard Insurance Policy Document.

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2018
COMMENT: 2024/XX/06: Verification(s) of employment is not within 10 calendar days of the Note.

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2007
COMMENT: 2024/XX/06: Verification(s) of employment is not within 10 calendar days of the Note.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140711) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/06: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140711)
COMMENT: 2024/XX/06: Employment history requirement not met.
											C	No	No		TX	4/XX/2019	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
812502155	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/04: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end Date.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2024/XX/04: Final 1003 is missing income considered from the documents in file hence DTI is exceeding.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/04: Copy of Rate Lock is missing.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2024/XX/04: Copy of Approval is missing.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/04: Copy of Hazard insurance is missing.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2024/XX/04: Copy of final 1003 is missing.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/04: Final 1003 is missing hence considered the income from the documents provided and hence the DTI is increased.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.75532% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019) - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/09/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2019 are underdisclosed. (Final/09/XX/2019) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/04: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/15: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/15: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.75532% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2024/XX/15: he DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.75532% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/04: Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/04: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
COMMENT: 2024/XX/04: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not XXX Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not XXX licensed or registered at time of application.
COMMENT: 2024/XX/04: Individual Loan Originator not XXX licensed or registered at time of application.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender XXX ID, Contact Name, Contact XXX ID). (Final/09/XX/2019)
COMMENT: 2024/XX/04: The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's XXX ID.  Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2019 are underdisclosed. (Final/09/XX/2019)
COMMENT: 2024/XX/04: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2019 are under disclosed.
											C	Yes	No		TX	9/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
812502156	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/05: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/05: Rate lock is missing.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/05: Hazard insurance Policy not provided.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/05: AUS is missing.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/10: Hazard insurance policy not provided.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/05: Origination guidelines were not available for this review.
								3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2020) - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140700) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV1

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
COMMENT: 2024/XX/10: Fair Market Value Disclosure not signed by the Lender.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/05: Rate lock document is missing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2020)
COMMENT: 2024/XX/05: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140700)
COMMENT: 2024/XX/05: 2 years employment history is missing for borrower.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/05: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of the application date.
											C	Yes	No		TX	5/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
812502138	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2024/XX/05: Initial Rate lock document missing in file. *** (OPEN) Missing Document: AUS not provided COMMENT: 2024/XX/05: AUS not provided. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2024/XX/05: Hazard insurance policy required with sufficient coverage amount of loan policy. *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/05: Deal settings indicate origination guidelines are not available for this review.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2022) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/05: Rate Set and Initial Rate Lock Date not provided

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2024/XX/05: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2022)
COMMENT: 2024/XX/05: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2022)
											B	Yes	No		TX	8/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502154	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX. *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/06: Deal settings indicate origination guidelines were not available for this review.	1
*** (CANCELLED) Closing Disclosure Estimated Values: Final Closing Disclosure used for fees provided on 01/XX/2023 contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/01/XX/2023) - EV1

*** (CANCELLED) Closing Disclosure Estimated Values: Final Closing Disclosure used for fees provided on 01/XX/2023 contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/01/XX/2023)
COMMENT: 2024/XX/17: Final Closing Disclosure used for fees provided on 01/XX/2023 contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/01/XX/2023)
											A	No	No		FL	12/XX/2022	Purchase	Investment	XXX	$XXX		N/A	N/A
812502144	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (WAIVED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015 - EV2

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/06: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end Date.

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/06: Rate lock is missing.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: Copy of AUS is missing

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: Hazard Insurance is missing.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/06: Deal setting indicate origination guidelines were not available for this review.

*** (WAIVED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015
COMMENT: 2024/XX/09: Verification(s) of employment is not within 10 business days of the Note.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/15: Copy of Paystubs & VVOE - Employment Only is missing.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140864) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 1. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the mortgage insurance payment for payment stream 1. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2016) - EV2

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14142862) - EV1

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2. (XXX) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/10: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/15: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2024/XX/10: Self-employed income documentation not sufficient (Sole Proprietorship).

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/06: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14140864)
COMMENT: 2024/XX/09: Missing Employment Dates to verify two years current employment.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2024/XX/06: The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 1. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 1.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the mortgage insurance payment for payment stream 1. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the mortgage insurance payment for payment stream 1.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2016)
COMMENT: 2024/XX/06: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2016)

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2024/XX/10: Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14142862)
COMMENT: 2024/XX/10: Employment history requirement not met.

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2. (XXX)
COMMENT: 2024/XX/06: Projected Payments: Final Closing Disclosure provided on 02/XX/2016 did not disclose the escrow payment for payment stream 2.
											C	Yes	No		TX	2/XX/2016	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812502143	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2024/XX/06: Calculated investor qualifying total debt ratio of 74.89244% exceeds Guideline total debt ratio of 50.00000%.

*** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: The file was missing a copy of the AUS as required by guidelines.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: The file was missing a copy of the Hazard Insurance policy document covering the note date.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/06: Deal settings indicate origination guidelines are not available for this review.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 74.89244% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/06: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/06: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/06: The DTI of 74.89244% exceeds the QM maximum of 43.00%

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)
COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.
											C	Yes	No		TX	2/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
812502146	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/09: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. No asset verification provided in file.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2024/XX/05: Missing electronic consent.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/05: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/05: Rate lock document missing in file.

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2024/XX/09: The homeowner's insurance declarations page in the file verified an effective date of 11/XX/2023 which is after the consummation date of 07/XX/2023.  Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/05: Deal settings indicate origination guidelines are not available for this review.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (CANCELLED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CANCELLED) Subject to Rescission: Loan is subject to Rescission. - EV1

*** (CLEARED) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023) - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2024/XX/09: Loan origination Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

*** (CANCELLED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2024/XX/15: Right of Rescission Disclosure is missing from file.

*** (CLEARED) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023)
COMMENT: 2024/XX/11: Final Closing Disclosure provided on 07/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023)
COMMENT: 2024/XX/11: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold.
											B	Yes	No		TX	7/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502145	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2021 - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/06: Cash from borrower required is $XXX. Assets documents are missing. Kindly provide bank statements to verify the asset requirement of $XXX.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end Date.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/06: File is missing a copy of VVOE for employer XXX.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/16: Hazard Insurance Policy not provided.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2021
COMMENT: 2024/XX/15: Verification of Employment not provided.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.15680% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .15680%). - EV3

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/06: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2024/XX/11: 2 years of employment history is not available. Kindly provide supporting document to verify the prior employment history along with the start and end dates.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/09: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.15680% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .15680%).
COMMENT: 2024/XX/06: QM Points and Fees threshold exceeded by $XXX or .15680%. Loan was consummated after 01/XX/21. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2024/XX/09: Initial Escrow disclosure not provided.
											C	Yes	No		TX	4/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
812502150	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/1999 - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2024/XX/06: Qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/06: The file is missing a copy of the Rate Lock.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: The file is missing a copy of the AUS.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: The file is missing a copy of the Hazard Insurance Policy.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2024/XX/06: The file is missing a copy of the 1003 Final.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/1999
COMMENT: 2024/XX/15: The verification of employment is required and was not found in file.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/06: Deal setting indicate origination guidelines were not available for this review.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/06: ATR Failure due to Income Documents missing from File This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission)
COMMENT: 2024/XX/06: ATR Failure due to Income Documents missing from File This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2024/XX/15: ATR Failure due to Income Documents missing from File This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2024/XX/06: The file is missing a copy of the  Receive Appraisal Disclosure Status
											C	Yes	Yes	Final HUD1	TX	4/XX/2015	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812502139	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.
COMMENT: 2024/XX/16: The subject property is located in a FEMA disaster area that does not have a declared end date.  The appraisal was performed after the FEMA declaration start date but prior to the declared end date.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/06: Deal settings indicate origination guidelines were not available for this review.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/06: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/06: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		FL	11/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812502151	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Credit Exception:
COMMENT: 2024/XX/10: Midland Mortgage reflected on credit report was not associated to a property. Per 1003 liability was added as an installment loan.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/06: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end Date.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2024/XX/10: Calculated investor qualifying total debt ratio of 50.90124% exceeds Guideline total debt ratio of 50.00000%.DTI exceeds 50% due to income loss inclusion and additional liability.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/06: Rate lock is missing.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2024/XX/06: AUS is missing.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/06: Hazard insurance policy is missing.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2024/XX/06: Final 1003 is missing.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/06: Deal settings indicate origination guidelines are not available for this review.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.90124% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015) - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14140936) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 did not disclose the mortgage insurance payment for payment stream 1. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2015 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/12/XX/2015) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/06: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/15: Tax returns provided were not signed and dated by the borrower.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.90124% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/10: DTI exceeds 50% due to inclusion of income loss and inclusion of additional liability.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/10: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/10: DTI exceeds 50% due to inclusion of income loss and inclusion of additional liability.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2024/XX/10: For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/10: Rate Set Date Not Provided

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14140936)
COMMENT: 2024/XX/11: Missing Employment Dates to verify two years employment history for current and/or prior employment.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2024/XX/06: Per escrow disclosure initial escrow payment is $XXX, however final CD section G disclosed $XXX.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 did not disclose the mortgage insurance payment for payment stream 1. (XXX)
COMMENT: 2024/XX/10: Projected Payments: Final Closing Disclosure provided on 12/XX/2015 did not disclose the mortgage insurance payment for payment stream 1.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
COMMENT: 2024/XX/06: Final Closing Disclosure provided on 12/XX/2015 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2015 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/12/XX/2015)
COMMENT: 2024/XX/06: Per escrow disclosure initial escrow payment is $XXX, however final CD section G disclosed $XXX.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/06: Lender credit was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX4, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
COMMENT: 2024/XX/06: Title - Endorsement Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)
COMMENT: 2024/XX/06: Processing Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											C	Yes	No		TX	12/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
812502147	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/04: Deal setting indicate origination guidelines were not available for this review. *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2024/XX/19: Calculated investor qualifying total debt ratio of 52.85656% exceeds Guideline total debt ratio of 50.00000%. Due to Income Discrepancy.	2
*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.85656% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2023 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2023) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.85656% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/19: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.85656% moderately exceeds the guideline maximum of 50.00%.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2023 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2023)
COMMENT: 2024/XX/04: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2023 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2023)

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/19: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/19: Based on the loan failing one or more guideline components, the loan is at ATR risk.
											B	Yes	No		HI	8/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812502152	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/12: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2024/XX/12: Missing appraisal. Appraisal report dated 03/XX/2023 is dated after the Note date of 01/XX/2022.	1			A	Yes	No		AR	1/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812502153	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (CANCELLED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/05: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2024/XX/05: Calculated combined loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 80.00%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2024/XX/05: Calculated loan to value percentage of  XX.XX% exceeds Guideline loan to value percentage of 80.00%.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/19: Calculated PITIA months reserves of 2.62 is less than Guideline PITIA months reserves of 6.00.
								1
*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2023) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.92109% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CLEARED) TIL HPML Appraisal Not Obtained Prior to Closing Test: TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/19: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.
											A	Yes	No		FL	6/XX/2022	Purchase	Primary	XXX	$XXX		Higher Priced QM (APOR)	Higher Priced QM (APOR)
812502148	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2024/XX/06: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 75.00000%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2024/XX/06: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 75.00000%. *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. COMMENT: 2024/XX/06: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022)
COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.
											B	Yes	No		MO	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502056	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	PR	12/XX/2002	Refinance	Primary	XXX	$XXX
812502029	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	4/XX/2003	Purchase	Primary	XXX	$XXX
812502031	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only, however calculated APR may not be accurate due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: Under disclosure is due to the MI disclosure showing MI would stop after the 54th payment. Calculated MI drop off would not be until after the 166th payment.
											B	No	Yes	Final HUD1	PR	6/XX/2003	Construction-Permanent	Primary	XXX	$XXX
812502041	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 1/XX/2004 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	PR	1/XX/2004	Refinance	Primary	XXX	$XXX
812502096	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	PR	3/XX/2006	Refinance	Primary	XXX	$XXX
812502050	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PR	10/XX/2005	Refinance	Primary	XXX	$XXX
812502030	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: The TIL disclosed MI would drop off after the 131st payment. Calculated MI drop off would not happen until after the 143rd payment. In addition, the fee portion of the under disclosure is due to the $XXX XXX, $XXX Property Tax Cert and $XXX Flood Zone Cert not being disclosed as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	1/XX/2006	Purchase	Primary	XXX	$XXX
812502105	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	9/XX/2008	Purchase	Investment	XXX	$XXX
812502057	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	7/XX/2004	Purchase	Primary	XXX	$XXX
812502133	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	PR	8/XX/2003	Refinance	Primary	XXX	$XXX
812502103	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 6.00000% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00000%). - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	6/XX/2003	Refinance	Primary	XXX	$XXX
812502109	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: TIL itemization did not disclose Recording Service fee $XXX and Flood Certificate LOL of $XXX and Attorney Fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	PR	11/XX/2003	Purchase	Primary	XXX	$XXX
812502072	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	4/XX/2006	Purchase	Primary	XXX	$XXX
812502127	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		1			A	No	Yes	Final HUD1	PR	9/XX/2003	Purchase	Primary	XXX	$XXX
812502124	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		1			A	No	Yes	Final HUD1	PR	10/XX/2003	Purchase	Primary	XXX	$XXX
812502134	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		1			A	No	Yes	Final HUD1	PR	10/XX/2003	Purchase	Primary	XXX	$XXX
812502019	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/31: Unable to determine under disclosure due to missing TIL itemization of amount financed.
											B	Yes	Yes	Final HUD1	PR	9/XX/2005	Refinance	Primary	XXX	$XXX
812502079	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	11/XX/2002	Purchase	Primary	XXX	$XXX
812502064	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	2/XX/2005	Purchase	Primary	XXX	$XXX
812502071	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	12/XX/2002	Purchase	Primary	XXX	$XXX
812502114	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	10/XX/2006	Refinance	Primary	XXX	$XXX
812502119	XXX	XXX	XXX	2		*** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: TIL itemization did not disclose Flood cert of $XXX and payoff statement of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	8/XX/2007	Refinance	Primary	XXX	$XXX
812502120	XXX	XXX	XXX	2				2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	11/XX/2005	Refinance	Primary	XXX	$XXX
812502061	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	No	Yes	Final HUD1	PR	5/XX/2004	Purchase	Primary	XXX	$XXX
812502058	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PR	6/XX/2005	Purchase	Primary	XXX	$XXX
812502062	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1996 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	10/XX/1996	Purchase	Primary	XXX	$XXX
812502112	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	PR	3/XX/2004	Refinance	Primary	XXX	$XXX
812502126	XXX	XXX	XXX	2		*** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1995 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	8/XX/1995	Purchase	Primary	XXX	$XXX
812502047	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: TIL itemization did not disclose Cacellation fee of $XXX Rcd & Stamps Cancellation fee of $XXX and Flood Certificate fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	1/XX/2004	Refinance	Primary	XXX	$XXX
812502102	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	9/XX/1998	Refinance	Primary	XXX	$XXX
812502015	XXX	XXX	XXX	2		*** (CLEARED) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/13: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	10/XX/2004	Refinance	Primary	XXX	$XXX
812502004	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	10/XX/2004	Refinance	Primary	XXX	$XXX
812502016	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 9.68182% is in excess of the allowable maximum of  8.00000% of the Original Loan Amount. XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.68182%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	6/XX/2000	Purchase	Primary	XXX	$XXX
812502077	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PR	10/XX/1997	Purchase	Primary	XXX	$XXX
812502012	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PR	7/XX/2002	Purchase	Primary	XXX	$XXX
812502021	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	10/XX/2004	Purchase	Primary	XXX	$XXX
812502063	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	5/XX/2007	Refinance	Primary	XXX	$XXX
812502011	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	4/XX/2007	Refinance	Primary	XXX	$XXX
812502132	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	10/XX/2006	Refinance	Primary	XXX	$XXX
812502073	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: TIL Itemization did not disclose email fee of $XXX Flood fee of $XXX Underwriting fee of $XXX.
											B	Yes	Yes	Final HUD1	PR	5/XX/2004	Refinance	Primary	XXX	$XXX
812502113	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2008 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	6/XX/2008	Purchase	Primary	XXX	$XXX
812502066	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/07: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	12/XX/2003	Purchase	Primary	XXX	$XXX
812502032	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		1			A	No	Yes	Final HUD1	PR	2/XX/2004	Purchase	Primary	XXX	$XXX
812502026	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	No	Yes	Final HUD1	PR	12/XX/1994	Refinance	Primary	XXX	$XXX
812502093	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	PR	7/XX/2001	Refinance	Investment	XXX	$XXX
812502069	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	PR	5/XX/2003	Refinance	Primary	XXX	$XXX
812502008	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005 12:00:00 AM. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	PR	9/XX/2005	Refinance	Primary	XXX	$XXX
812502125	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	PR	4/XX/2008	Purchase	Primary	XXX	$XXX
812502130	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PR	8/XX/2008	Purchase	Primary	XXX	$XXX
812502078	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PR	6/XX/2004	Purchase	Primary	XXX	$XXX
812502055	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	10/XX/2003	Purchase	Primary	XXX	$XXX
812502059	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	7/XX/1998	Purchase	Primary	XXX	$XXX
812502118	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/08: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	10/XX/2004	Purchase	Primary	XXX	$XXX
812502110	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3		1			A	No	Yes	Final HUD1	PR	3/XX/2004	Purchase	Primary	XXX	$XXX
812502043	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 2/XX/2004 12:00:00 AM. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	2/XX/2004	Refinance	Primary	XXX	$XXX
812502005	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	6/XX/2005	Refinance	Primary	XXX	$XXX
812502018	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	6/XX/2005	Refinance	Primary	XXX	$XXX
812502088	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	2/XX/2005	Refinance	Primary	XXX	$XXX
812502013	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: TIL itemization did not disclose an Attorney's Fee of $XXX Assignment Recording Fee of $XXX & Flood Cert Fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	PR	6/XX/2005	Purchase	Primary	XXX	$XXX
812502006	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	5/XX/2005	Purchase	Primary	XXX	$XXX
812502123	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005 12:00:00 AM. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	PR	7/XX/2005	Refinance	Primary	XXX	$XXX
812502074	XXX	XXX	XXX	2		*** (CLEARED) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/13: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	1/XX/2008	Refinance	Primary	XXX	$XXX
812502067	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	2/XX/2008	Refinance	Investment	XXX	$XXX
812502106	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/31: TIL itemization did not disclose an Survey fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	8/XX/2010	Refinance	Primary	XXX	$XXX
812502052	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX however, Final HUD reflects $XXX in prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	8/XX/2007	Refinance	Primary	XXX	$XXX
812502023	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/29: Appraisal Not Provided	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	PR	11/XX/2001	Refinance	Investment	XXX	$XXX
812502024	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	2/XX/2005	Purchase	Primary	XXX	$XXX
812502028	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: TIL itemization did not disclose a Service charges of $XXX and Flood Cert of $XXX as prepaid finance charges. HUD-1 did not disclosed an Lender's Inspection fee of $XXX as Prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	11/XX/2005	Refinance	Primary	XXX	$XXX
812502042	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: The itemization di dnot disclose $XXX service charges, $XXX CRIM and $XXX flood cert fees as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	4/XX/2006	Refinance	Primary	XXX	$XXX
812502085	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: TIL itemization did not disclose Flood cert of $XXX Email fee of $XXX Service charge fee of $XXX and payoff statement of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	7/XX/2007	Refinance	Primary	XXX	$XXX
812502087	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: TIL itemization did not disclose Flood Certification fee of $XXX and Attorney's fees of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	PR	8/XX/2006	Purchase	Primary	XXX	$XXX
812502095	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: TIL itemization did not disclose Payoff fee of $XXX, cancellation services fee of $XXX and flood certificate fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	12/XX/2006	Refinance	Primary	XXX	$XXX
812502007	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/31: The itemization reduced the prepaid finance charges by $XXX credit from the seller. There was no itemization of what fees the seller credit was covering so the credit was not included in testing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/31: The itemization reduced the prepaid finance charges by $XXX credit from the seller. There was no itemization of what fees the seller credit was covering so the credit was not included in testing.
											B	No	Yes	Final HUD1	PR	10/XX/2010	Purchase	Primary	XXX	$XXX
812502017	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.33428% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	PR	8/XX/2011	Purchase	Primary	XXX	$XXX
812502129	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/13: TIL itemization did not disclose Settlement fee of $XXX as a prepaid finance charge.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	10/XX/2003	Refinance	Primary	XXX	$XXX
812502086	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	8/XX/2005	Refinance	Primary	XXX	$XXX
812502065	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/14: Unable to determine under disclosure due to missing TIL itemization of amount financed.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	12/XX/2004	Refinance	Primary	XXX	$XXX
812502070	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	3/XX/2008	Refinance	Primary	XXX	$XXX
812502131	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 4/XX/2005 12:00:00 AM. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	PR	4/XX/2005	Refinance	Primary	XXX	$XXX
812502053	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related
											B	Yes	Yes	Final HUD1	PR	3/XX/2002	Refinance	Primary	XXX	$XXX
812502045	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	12/XX/2006	Refinance	Primary	XXX	$XXX
812502089	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	5/XX/2004	Purchase	Primary	XXX	$XXX
812502092	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	PR	3/XX/2005	Refinance	Primary	XXX	$XXX
812502099	XXX	XXX	XXX	2		*** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	5/XX/2005	Refinance	Primary	XXX	$XXX
812502049	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 1/XX/2008 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	PR	1/XX/2008	Refinance	Primary	XXX	$XXX
812502051	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	PR	11/XX/1994	Purchase	UTD	XXX	$XXX
812502048	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Doc Error) HUD Error: Maximum prepayment penalty on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.64098% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: Unable to determine if the Final GFE Maximum Prepayment Penalty matches the maximum prepayment penalty on the loan due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: Unable to determine if the HUD-1 Maximum Prepayment Penalty matches the maximum prepayment penalty on the loan due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	PR	4/XX/2012	Purchase	Primary	XXX	$XXX
812502046	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/22: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	5/XX/2007	Refinance	Primary	XXX	$XXX
812502084	XXX	XXX	XXX	2		*** (OPEN) Note is not on a XXX/XXX form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	1/XX/2001	Refinance	Primary	XXX	$XXX
812502094	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2001 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	3/XX/2001	Purchase	Primary	XXX	$XXX
812502090	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: TIL itemization did not disclose an Attorney Fee $XXX Flood cert fee $XXX XXX $XXX Revision C/V fee $XXX and XXX C/V fee $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	12/XX/2001	Purchase	Primary	XXX	$XXX
812502100	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/26: Appraisal not provided	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing Itemization of amount financed
											B	Yes	Yes	Final HUD1	PR	1/XX/2002	Refinance	Primary	XXX	$XXX
812502033	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	8/XX/2005	Purchase	Primary	XXX	$XXX
812502081	XXX	XXX	XXX	2		*** (CLEARED) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1

*** (CLEARED) Subject to Rescission: Loan is subject to Rescission. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/14: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.
											B	No	Yes	Final HUD1	PR	1/XX/2005	Purchase	Primary	XXX	$XXX
812502010	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: TIL itemization did not disclose Attorney's Fee (Closing Agent and Other) $XXX and Flood Certification (Life of Loan) $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	PR	1/XX/2003	Purchase	Primary	XXX	$XXX
812502022	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: TIL Itemization did not disclose a Attorney fee $XXX & Flood cert $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	2/XX/2003	Refinance	Primary	XXX	$XXX
812502080	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Puerto Rico Prepayment Penalty: Puerto Rico Prepayment Penalty: Maximum penalty allowed per state is 3%, 2%, 2%, 1%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 3.00000%, 3.00000%, 3.00000%,   which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	PR	6/XX/2005	Purchase	Primary	XXX	$XXX
812502076	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PR	8/XX/2005	UTD	UTD	XXX	$XXX
812502082	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only, however calculated APR may not be accurate due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	4/XX/2006	Purchase	Primary	XXX	$XXX
812502014	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 6.02500% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.02500%). - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	5/XX/2003	Refinance	Primary	XXX	$XXX
812502003	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	12/XX/2006	Refinance	Primary	XXX	$XXX
812502060	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: TIL itemization did not disclose an attorney fee of $XXX and certificate CRIM fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	11/XX/2007	Purchase	Primary	XXX	$XXX
812502115	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PR	1/XX/2006	Refinance	Primary	XXX	$XXX
812502101	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
											D	No	No	Missing	PR	4/XX/2006	Purchase	Primary	XXX	$XXX
812502037	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/08: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	2/XX/2004	Purchase	Primary	XXX	$XXX
812502038	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	12/XX/2003	Refinance	Primary	XXX	$XXX
812502107	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	PR	10/XX/2004	Purchase	Primary	XXX	$XXX
812502091	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PR	4/XX/2005	UTD	UTD	XXX	$XXX
812502036	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	PR	3/XX/2004	Purchase	Primary	XXX	$XXX
812502083	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2001 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	7/XX/2001	Refinance	Investment	XXX	$XXX
812502098	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	10/XX/2004	Purchase	Primary	XXX	$XXX
812502009	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PR	5/XX/2004	Purchase	Primary	XXX	$XXX
812502025	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: TIL itemization did not disclose an Attorney fee $XXX Flood cert $XXX Release tracking fee $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	PR	12/XX/2004	Purchase	Primary	XXX	$XXX
812502020	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 6.32434% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.32434%). - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: Til itemization did not include Service charge of $XXX and flood cert of $XXX  as prepaid finance charge

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	10/XX/2005	Refinance	Primary	XXX	$XXX
812502027	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: TIL itemization did not disclose Flood Certification Fee of $XXX and Service charges of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	5/XX/2003	Refinance	Primary	XXX	$XXX
812502044	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	PR	12/XX/2007	Refinance	Primary	XXX	$XXX
812502039	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PR	8/XX/2008	Purchase	Primary	XXX	$XXX
812502117	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	No	Yes	Final HUD1	PR	5/XX/2006	Purchase	Primary	XXX	$XXX
812502121	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of amount financed
											B	Yes	Yes	Final HUD1	PR	12/XX/2005	Refinance	Primary	XXX	$XXX
812502128	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PR	12/XX/2003	Purchase	Primary	XXX	$XXX
812502116	XXX	XXX	XXX	2				2
*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only, however calculated APR may not be accurate due to missing information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type). - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	No	Yes	Final HUD1	PR	9/XX/2007	Refinance	Primary	XXX	$XXX
812502111	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: TIL itemization did not disclose Flood Certificate fee $XXX Payoff Statement Fee $XXX and Cancellation fee $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	9/XX/2007	Refinance	Primary	XXX	$XXX
812502097	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PR	2/XX/2008	Purchase	Primary	XXX	$XXX
812502054	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	PR	12/XX/2007	Purchase	Primary	XXX	$XXX
812502040	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/30: Appraisal not provided	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	No	Yes	Final HUD1	PR	10/XX/2008	Refinance	Investment	XXX	$XXX
812502104	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	PR	6/XX/2003	Refinance	Primary	XXX	$XXX
812502108	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing itemization of prepaid finance charges.
											B	Yes	Yes	Final HUD1	PR	5/XX/2003	Refinance	Primary	XXX	$XXX
812502034	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PR	11/XX/2005	Purchase	Investment	XXX	$XXX
812502122	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) XXX Points and Fees : XXX Points and Fees on subject loan of 5.00610% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). XXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or .00610%). - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
											B	Yes	Yes	Final HUD1	PR	10/XX/2008	Refinance	Primary	XXX	$XXX
812502001	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PR	9/XX/2005	Purchase	Primary	XXX	$XXX
812501996	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/31: TIL itemization did not disclose Admin Fee $XXX, Flood Certification (Life of Loan) fee of $XXX and Tax Cert Fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PR	11/XX/2005	Refinance	Primary	XXX	$XXX
812501997	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	1/XX/2008	Purchase	Primary	XXX	$XXX
812501999	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	1/XX/2005	Refinance	Primary	XXX	$XXX
812501998	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	PR	10/XX/2006	Refinance	Primary	XXX	$XXX
812501993	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	PR	9/XX/2007	Purchase	Primary	XXX	$XXX
812501994	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	12/XX/2005	Refinance	Investment	XXX	$XXX
812501995	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PR	3/XX/2006	Refinance	Primary	XXX	$XXX
812502002	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
											B	Yes	Yes	Final HUD1	PR	1/XX/2008	Refinance	Primary	XXX	$XXX
812502000	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	PR	8/XX/2005	Purchase	Primary	XXX	$XXX
812502035	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PR	4/XX/2007	Purchase	Primary	XXX	$XXX
812502075	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	PR	3/XX/2004	Purchase	Second Home	XXX	$XXX
812502068	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/31: Unable to determine under disclosure due to missing itemization of amount due to fees financed.
											B	Yes	Yes	Final HUD1	PR	2/XX/2006	Refinance	Primary	XXX	$XXX
812502157	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/16: The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (XXX) Declared Disaster End Date.	2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2022 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2022 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2022)
COMMENT: 2024/XX/16: TRID Final Closing Disclosure 12/XX/2022 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
											B	Yes	No		TN	12/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502158	XXX	XXX	XXX	1	1			1
*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/23: Loan Discount Points was last disclosed as $XXX on LE dated 09/XX/2023, but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
											A	Yes	No		TX	9/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502163	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	No	Yes	Final HUD1	FL	4/XX/1996	Purchase	Primary	XXX	$XXX
812502162	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	No	Yes	Final HUD1	NC	10/XX/1999	Purchase	Primary	XXX	$XXX
812502161	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1996. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: The itemization of amount financed did not include the flood cert fee of $XXX recording service fee of $XXX release tracking fee of $XXX closing fee of $XXX courier fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	VA	9/XX/1996	Refinance	Second Home	XXX	$XXX
812502160	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TN	12/XX/2005	Refinance	Primary	XXX	$XXX
812502208	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/04: HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	1			A	Yes	No		CA	5/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502210	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00596% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00596%). - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2022)
COMMENT: 2024/XX/04: Evidence of earlier receipt by borrower not found in file

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/23: Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00596% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00596%).
COMMENT: 2024/XX/23: XXX Points and Fees exceed allowable threshold by $XXX or .00596%.
											B	Yes	No		PA	7/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812502207	XXX	XXX		3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/04: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2024/XX/04: The file was missing a copy of the required Appraisal document.	2
*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022)
COMMENT: 2024/XX/04: Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022)
COMMENT: 2024/XX/04: final Closing Disclosure provided on 08/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2022).
											B	Yes	No		TX	8/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502211	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Rider - Other not provided - EV3	*** (OPEN) Missing Document: Rider - Other not provided COMMENT: 2024/XX/04: Legal Attached Rider is not provided.	2
*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022)
COMMENT: 2024/XX/04: Final Closing Disclosure provided on 09/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022)
COMMENT: 2024/XX/04: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, 7,665.66 fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2022)
COMMENT: 2024/XX/04: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
											B	Yes	No		AZ	9/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502159	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2022 - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/04: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (OPEN) File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2022
COMMENT: 2024/XX/04: The file was missing a copy of the condo warrantable document.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/04: Master insurance policy is missing from the file.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/04: Transfer Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215)
COMMENT: 2024/XX/04: HOA/Condo Questionnaire Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX 0.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/04: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		CA	10/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502209	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/04: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2024/XX/04: Appraisal document is missing on this file.	1
*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2023) - EV1

*** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175) - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2023)
COMMENT: 2024/XX/24: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175)
COMMENT: 2024/XX/24: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											A	Yes	No		OH	11/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
812502214	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$XXX exceeds state maximum of 5% or $XXX whichever is greater. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
812502213	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	6/XX/2001	Purchase	Investment	XXX	$XXX
812502215	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MD	5/XX/2007	Purchase	Investment	XXX	$XXX
812502217	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	PA	4/XX/2006	Purchase	Primary	XXX	$XXX
812502216	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	9/XX/2007	Refinance	Investment	XXX	$XXX
812502188	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	MN	8/XX/2003	Purchase	Primary	XXX	$XXX
812502198	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	GA	7/XX/2006	Purchase	Primary	XXX	$XXX
812502194	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/16: Appraisal not provided	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: TIL itemization did not disclose a prepaid interest of $XXX as prepaid finance charge
											B	Yes	Yes	Final HUD1	TX	8/XX/2008	Refinance	Primary	XXX	$XXX
812502166	XXX	XXX	XXX	3		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully-indexed rate and fully-amortizing payment schedule, if applicable. - EV3

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											C	Yes	Yes	Final HUD1	NM	2/XX/2011	Purchase	Primary	XXX	$XXX
812502165	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	No	Yes	Final HUD1	IA	3/XX/2011	Purchase	Primary	XXX	$XXX
812502171	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2011	Purchase	Primary	XXX	$XXX
812502197	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2024/XX/16: Appraisal not provided	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	MD	11/XX/2011	Refinance	Primary	XXX	$XXX
812502169	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not XXX licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2011	Purchase	Primary	XXX	$XXX
812502178	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2012 - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	WA	3/XX/2012	Purchase	Primary	XXX	$XXX
812502206	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	4/XX/2012	Refinance	Primary	XXX	$XXX
812502181	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	MN	5/XX/2012	Purchase	Primary	XXX	$XXX
812502195	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 6/XX/2012 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	LA	6/XX/2012	Refinance	Primary	XXX	$XXX
812502200	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2012	Purchase	Primary	XXX	$XXX
812502182	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	VA	11/XX/2012	Purchase	Primary	XXX	$XXX
812502185	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 11/XX/2012 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	OH	1/XX/2013	Refinance	Primary	XXX	$XXX
812502193	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	NC	3/XX/2013	Purchase	Primary	XXX	$XXX
812502180	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2024/XX/16: Appraisal not provided	2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IN	9/XX/2013	Refinance	Primary	XXX	$XXX
812502203	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41646% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41646% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/15: The loan file contains the following third-party documentation:  1) income/asset verification (None,W-2, paystubs, bank statements) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (1008, Approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
											B	No	Yes	Final HUD1	VA	11/XX/2013	Purchase	Primary	XXX	$XXX
812502201	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/17: The under disclosure appears to be payment related. The final TIL provides a range of payments for a period of time.
											B	Yes	Yes	Final HUD1	NC	11/XX/2004	Purchase	Primary	XXX	$XXX
812502204	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/17: Final TIL itemization discloses a settlement fee of $XXX actual fee per HUD is $XXX additionally the itemization does not disclose an application fee of $XXX as a prepaid finance charge.

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2024/XX/17: Cure is not found in file.
											B	No	Yes	Final HUD1	FL	6/XX/2010	Purchase	Primary	XXX	$XXX
812502205	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/17: Appraisal is not provided	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2012	Refinance	Primary	XXX	$XXX
812502173	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	MA	8/XX/2012	Purchase	Primary	XXX	$XXX
812502175	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: TIL itemization did not disclose Commitment fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	PA	8/XX/2002	Purchase	Primary	XXX	$XXX
812502192	XXX	XXX	XXX	1		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	TX	11/XX/2003	Purchase	Primary	XXX	$XXX
812502183	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	No	Yes	Final HUD1	WA	3/XX/2012	Purchase	Primary	XXX	$XXX
812502196	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
812502189	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/15: TIL itemization did not disclose an Buyer Attorney Fee of $XXX CPL of $XXX Origination fee of $XXX, Prepaid Interest of $XXX, Processing fee of 100, Settlement fee of $XXX Courier fee of $XXX as prepaid finance charge.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: TIL itemization did not disclose an Buyer Attorney Fee of $XXX CPL of $XXX Origination fee of $XXX, Prepaid Interest of $XXX, Processing fee of 100, Settlement fee of $XXX Courier fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	IL	5/XX/2013	Purchase	Primary	XXX	$XXX
812502191	XXX	XXX	XXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		1			A	Yes	Yes	Final HUD1	TX	6/XX/2003	Refinance	Primary	XXX	$XXX
812502170	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High-Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	NJ	11/XX/1997	Purchase	Primary	XXX	$XXX
812502176	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2001 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	VA	10/XX/2001	Purchase	Primary	XXX	$XXX
812502179	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3	*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2004	Purchase	Primary	XXX	$XXX
812502174	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2006	Purchase	Primary	XXX	$XXX
812502190	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High-Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IN	4/XX/2009	Purchase	Primary	XXX	$XXX
812502164	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2024/XX/14: Appraisal not provided.	2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	TN	7/XX/2009	Refinance	Primary	XXX	$XXX
812502202	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High-Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2024/XX/15: Appraisal not provided	2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 05/XX/2013 - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	8/XX/2013	Refinance	Primary	XXX	$XXX
812502186	XXX	XXX	XXX	3	3
*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (CLEARED) FHA Streamline - Missing copy of the Note on the Prior Loan - EV1

*** (CLEARED) FHA Streamline - Missing evidence borrower(s) have not had more than 0x30 mortgage lates in the past 6 months or 1x30 in the past 12 months. - EV1

*** (CLEARED) FHA Streamline - Missing evidence that 6 payments have been made on the prior loan. - EV1

*** (CLEARED) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV1

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/16: Initial Rate Lock document is not provided in the file

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/16: Hazard insurance coverage is short $XXX, provide policy reflecting sufficient coverage or replacement cost estimator.

*** (OPEN) Missing Document: Verification of Identification not provided
COMMENT: 2024/XX/16: Provide verification of identification of the borrower.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2024/XX/16: High-Cost testing complete - Premium and terms documented in file

*** (CLEARED) FHA Streamline - Missing copy of the Note on the Prior Loan
COMMENT: 2024/XX/02: Missing copy of the Note on the Prior Loan

*** (CLEARED) FHA Streamline - Missing evidence borrower(s) have not had more than 0x30 mortgage lates in the past 6 months or 1x30 in the past 12 months.
COMMENT: 2024/XX/02: Missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.

*** (CLEARED) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2024/XX/02: Missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (XXX) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.68127%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Streamlined - EV1

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14316691) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/16: Initial rate lock document is not provided in the file

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
COMMENT: 2024/XX/16: Provided Counseling Agencies list has been not signed. Provide valid Counseling Agencies list.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (XXX)
COMMENT: 2024/XX/16: Final Closing Disclosure provided on 12/XX/2015 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
COMMENT: 2024/XX/16: Mortgage Insurance Premium Fee amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.68127%, LTV/CLTV: XX.XX%/XX.XX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Streamlined
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14316691)
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2024/XX/02: Waterfall from missing evidence of 6 timely payments on previous FHA mortgage required for streamline FHA refi.  Credit report or payment history not provided.  Also missing previous mtg. note.
											B	Yes	No		MD	12/XX/2015	Refinance	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502187	XXX	XXX	XXX	3	3	*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close on the CD. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2016) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016)
COMMENT: 2024/XX/15: No evidence in file of when the borrower received a copy of the appraisal.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
COMMENT: 2024/XX/15: No evidence of borrower receipt of Initial CD Issued on 10/XX/2016.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2016)
COMMENT: 2024/XX/15: No evidence of receipt by borrower of Revised Loan Estimate issued on 10/XX/2016.
											B	Yes	No		LA	10/XX/2016	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502199	XXX	XXX	XXX	3	3	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3 *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2 *** (OPEN) FHA - XXX Certification was provided at or after closing.: Disclosure: FHA - XXX Certification (Government Documents) - EV2
*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
COMMENT: 2024/XX/16: FHA - Informed Consumer Choice Disclosure  was not provided within 3 days of application.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2024/XX/16: High-Cost testing complete - Premium and terms documented in file

*** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents)
COMMENT: 2024/XX/16: FHA - Amendatory Clause was not provided within 3 days of application.

*** (OPEN) FHA - XXX Certification was provided at or after closing.: Disclosure: FHA - XXX Certification (Government Documents)
COMMENT: 2024/XX/16: FHA - XXX Certification was not provided within 3 days of application.
								2
*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 5.28105% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
COMMENT: 2024/XX/16: Maryland HPML Disclosure is missing.

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
COMMENT: 2024/XX/16: Maryland HB1399 Counseling Agencies is missing.

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 5.28105% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan.
COMMENT: 2024/XX/16: APR on subject loan of 5.39045% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Higher Priced Loan.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2024/XX/16: HUD Settlement Booklet is missing.

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
COMMENT: 2024/XX/16: Corrected TIL for APR inaccuracy was not received by the borrower at least three business days prior to closing.
											B	Yes	Yes	Final HUD1	MD	4/XX/2015	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502172	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/15: Property was not in FEMA Disaster at the time of closing thus not reported under appraisal report.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
COMMENT: 2024/XX/16: Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2024/XX/15: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
											B	Yes	Yes	Final HUD1	NC	8/XX/2014	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502168	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/16: The most recent valuation inspection is dated prior to the most recent FEMA disaster. *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. COMMENT: 2024/XX/16: High-Cost testing complete - Premium and terms documented in file	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. COMMENT: 2024/XX/16: =	B	Yes	Yes	Final HUD1	TX	9/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	HUD Safe Harbor QM
812502184	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2015 - EV3 *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2014 - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/15: Post Disaster Inspection Report missing in the file.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
COMMENT: 2024/XX/15: Verification appraisal was delivered to borrower was not provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2024/XX/17: Credit Report Fee increased from $XXX to $XXX without a valid change of circumstance.  A cure for $XXX was disclosed on the final Closing Disclosure.
											B	Yes	No		IL	8/XX/2016	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502177	XXX	XXX	XXX	3	3	*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3
*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
COMMENT: 2024/XX/16: CAIVRS Authorization is missing.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/16: Most resent property inspection report is missing to verify FEMA disaster.

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2024/XX/16: Purchase Agreement / Sales Contract is missing.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2024/XX/16: High-Cost testing complete - Premium and terms documented in file
								2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2015 used as disbursement date for compliance testing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2015 used as disbursement date for compliance testing.
COMMENT: 2024/XX/16: Disbursement Date is Missing.

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
COMMENT: 2024/XX/16: Ohio CSPA Closing Disclosure is missing.

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
COMMENT: 2024/XX/16: Neither box is checked on GFE.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2024/XX/16: disclosure signed within 3 business days missing
											B	Yes	Yes	Final HUD1	OH	4/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	HUD Safe Harbor QM
812502212	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	LA	8/XX/2007	Refinance	Primary	XXX	$XXX
812502167	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.83789% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.83789% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/18: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval, AUS).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
											B	Yes	Yes	Final HUD1	TX	7/XX/2014	Purchase	Primary	XXX	$XXX
812501873	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	MD	11/XX/2006	UTD	UTD	XXX	$XXX
812502241	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.37112% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.37112% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/27: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VVOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (AUS).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
											B	Yes	Yes	Final HUD1	TX	10/XX/2013	Purchase	Primary	XXX	$XXX
812502252	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/24: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	IN	4/XX/2013	Purchase	Primary	XXX	$XXX
812502245	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2013	Purchase	Primary	XXX	$XXX
812502257	XXX	XXX	XXX	2				2
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.13433% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.13433% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/26: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (AUS).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: Under disclosure appears to be payment stream related.
											B	No	Yes	Final HUD1	FL	2/XX/2013	Purchase	Primary	XXX	$XXX
812502222	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/21: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2012	Purchase	Primary	XXX	$XXX
812502247	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/24: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	OK	9/XX/2012	Purchase	Primary	XXX	$XXX
812502230	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2012	Purchase	Primary	XXX	$XXX
812502262	XXX	XXX	XXX	2		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3		2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	AL	7/XX/2012	Purchase	Primary	XXX	$XXX
812502250	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2012	Purchase	Primary	XXX	$XXX
812502234	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2011	Purchase	Primary	XXX	$XXX
812502220	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/20: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2011	Purchase	Primary	XXX	$XXX
812502249	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	DE	2/XX/2011	Purchase	Primary	XXX	$XXX
812502228	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/2010	Purchase	Primary	XXX	$XXX
812502227	XXX	XXX	XXX	3				3
*** (OPEN) New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully-indexed rate and fully-amortizing payment schedule, if applicable. - EV3

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											C	Yes	Yes	Final HUD1	NM	10/XX/2010	Purchase	Primary	XXX	$XXX
812502221	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/20: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											D	Yes	No	Missing	IL	8/XX/2010	Refinance	Primary	XXX	$XXX
812502266	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2009	Refinance	Primary	XXX	$XXX
812502259	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
											B	No	Yes	Final HUD1	NV	11/XX/2009	Purchase	Primary	XXX	$XXX
812502254	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/24: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	Yes	Yes	Final HUD1	VA	11/XX/2009	Refinance	Primary	XXX	$XXX
812502260	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IA	6/XX/2009	Purchase	Primary	XXX	$XXX
812502233	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/20: Appraisal not provided.	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	TN	4/XX/2009	Refinance	Primary	XXX	$XXX
812502268	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	No	Yes	Final HUD1	PA	3/XX/2009	Purchase	Primary	XXX	$XXX
812502265	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NE	10/XX/2008	Purchase	Primary	XXX	$XXX
812502224	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/21: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2008	Refinance	Primary	XXX	$XXX
812502223	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	LA	4/XX/2008	Refinance	Primary	XXX	$XXX
812502255	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/24: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	IA	4/XX/2008	Purchase	Primary	XXX	$XXX
812502253	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MN	2/XX/2008	Refinance	Primary	XXX	$XXX
812502243	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PA	12/XX/2006	Purchase	Primary	XXX	$XXX
812502238	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	5/XX/2006	Refinance	Primary	XXX	$XXX
812502218	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	LA	10/XX/2005	Purchase	Primary	XXX	$XXX
812502251	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2024/XX/24: APR under disclosed by 0.19591 which exceeds the .125 tolerance.
											B	Yes	Yes	Final HUD1	KY	8/XX/2005	Purchase	Primary	XXX	$XXX
812502226	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/19: TIL itemization did not disclose an Email Edoc Fee of $XXX a Wire Fee $XXX or a Courier Fee $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	7/XX/2005	Refinance	Primary	XXX	$XXX
812502239	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/27: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	6/XX/2005	Purchase	Primary	XXX	$XXX
812502248	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/24: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2005	Refinance	Primary	XXX	$XXX
812502267	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2005	Purchase	Primary	XXX	$XXX
812502242	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	XXX	$XXX
812502240	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	Yes	Yes	Final HUD1	IL	7/XX/2004	Purchase	Primary	XXX	$XXX
812502256	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2004	Refinance	Primary	XXX	$XXX
812502236	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/23: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	AL	3/XX/2004	Purchase	Primary	XXX	$XXX
812502229	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/23: Appraisal not provided	2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2004	Refinance	Primary	XXX	$XXX
812502235	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/26: Appraisal not provided	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	TX	7/XX/2003	Refinance	Primary	XXX	$XXX
812502237	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/26: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2003	Refinance	Primary	XXX	$XXX
812502225	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/19: Itemization did not include $XXX Attorney Fee and $XXX Notice of Settlement as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NJ	3/XX/2003	Refinance	Primary	XXX	$XXX
812502246	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OK	12/XX/2002	Purchase	Primary	XXX	$XXX
812502219	XXX	XXX	XXX	2		*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) FHA MIP Error (Non-Borrower Paid): - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/27: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2002	Refinance	Primary	XXX	$XXX
812502232	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/20: Appraisal not provided.	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/20: Under disclosure is due to the lender’s TIL reflecting MI being in force for 85 months, however based on the loan amount and appraised value the MI would be in force for 154 months.
											B	Yes	Yes	Final HUD1	PA	11/XX/2002	Refinance	Primary	XXX	$XXX
812502244	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/27: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/24: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related
											B	No	Yes	Final HUD1	IL	5/XX/1998	Purchase	Primary	XXX	$XXX
812502264	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3 *** (OPEN) Missing Document: Occupancy Certificate not provided - EV3 *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents) - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/20: Require rate lock agreement with initial rate lock date mention on it.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/20: The hazard insurance coverage is insufficient by $XXX Provide updated policy reflecting minimum coverage of $XXXor provide copy of insurer’s replacement cost estimate supporting current coverage amount.

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
COMMENT: 2024/XX/20: Loan Guaranty Certificate is missing

*** (OPEN) Missing Document: Occupancy Certificate not provided
COMMENT: 2024/XX/20: Occupancy certificate missing in file.

*** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents)
COMMENT: 2024/XX/20: VA - Escape Clause is missing.

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)
COMMENT: 2024/XX/20: VA - Loan Summary Sheet 26-0286 is missing
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14699545) - EV3

*** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX XXX/VA Service Related Disability) - EV3

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/09/XX/2022) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2022) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/20: The loan was agency approved with Originator Loan Designation of  VA Safe Harbor QM. However, the loan failed due to missing Third party Verification & incomplete 2 years of employment history.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/20: DTI exceeds 43%.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14699545)
COMMENT: 2024/XX/20: Require complete 2 years of employment history.

*** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX XXX/VA Service Related Disability)
COMMENT: 2024/XX/20: Require award letter for VA benefit income.

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2024/XX/20: Subject loan is not eligible to be insured or guaranteed by VA

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/20: Require rate lock agreement with initial rate lock date mention on it.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2024/XX/20: No evidence of appraisal being sent to borrower 3 days prior to closing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2024/XX/20: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/09/XX/2022)
COMMENT: 2024/XX/20: Incomplete CD with a closing date of 09/XX/2022 used in compliance testing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2024/XX/20: Incomplete CD with a closing date of 09/XX/2022 used in compliance testing. No APR was listed so the final is considered to have changed.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/20: Lender Credits Fee was disclosed on initial Loan estimate as -$XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2022)
COMMENT: 2024/XX/20: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
											C	Yes	No		NC	9/XX/2022	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	Non QM
812502263	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3 *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1
*** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents)
COMMENT: 2025/XX/29: Trailing doc is VA Loan Guaranty Certificate and is already accounted for.  Exception of for VA Lender Loan Quality Certification.  Required verbiage example:  "The undersigned lender certifies that the loan application, all verifications of employment, deposit, and other income and credit verification documents have been processed in compliance with 38 CFR part 36; that all credit reports obtained in connection with the processing of this borrower's loan application have been provided to VA; that, to the best of the undersigned lender's knowledge and belief, the loan meets the underwriting standards recited in chapter 37 of title 38 United States Code and 38 CFR part 36; and that all information provided in support of this loan is true, complete and accurate to the best of the undersigned lender's knowledge and belief."

*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2025/XX/21: Lower credit debt used on DU than verified with credit report.
								2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 58.49192% moderately exceeds the guideline maximum of 57.37%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX XXX/VA Service Related Disability) - EV1

*** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV1

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2024/XX/20: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/10/XX/2019)
COMMENT: 2024/XX/20: Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019)
COMMENT: 2024/XX/20: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/20: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/21: DU DTI exceeded, verified debt per credit report greater than that used on DU.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 58.49192% moderately exceeds the guideline maximum of 57.37%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/21: DU DTI exceeded, verified debt per credit report greater than that used on DU.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/21: Waterfall from DTI failure.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/21: DU DTI exceeded, verified debt per credit report greater than that used on DU.

*** (CLEARED) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX XXX/VA Service Related Disability)
COMMENT: 2025/XX/21: Waterfall from DTI failure.

*** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2025/XX/21: DU DTI exceeded, verified debt per credit report greater than that used on DU.
											B	Yes	No		VA	10/XX/2019	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
812502258	XXX	XXX	XXX	3	3
*** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3

*** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars. - EV3

*** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents) - EV3

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3

*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) - EV3

*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) - EV3

*** (OPEN) VA Funding Fee Error (Non-Borrower Paid):: Date Issued: 03/XX/2018 / Relative Sequence Num: 8 - EV3

*** (OPEN) Flood Insurance Error: Insurance premium was not provided.
COMMENT: 2024/XX/23: Flood certificate not provided in file.

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
COMMENT: 2024/XX/23: : Loan Guaranty Certificate is missing.

*** (OPEN) Missing Document: Flood Insurance Policy not provided
COMMENT: 2024/XX/23: Flood certificate not provided in file.

*** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars.
COMMENT: 2024/XX/23: The collected VA Funding Fee does not match the required VA Funding Fee.

*** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents)
COMMENT: 2024/XX/23: VA - Escape Clause is missing.

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)
COMMENT: 2024/XX/23: VA - Loan Summary Sheet is missing.

*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents)
COMMENT: 2024/XX/23: : VA Addendum to the Loan Application  is not compliant. To be compliant, this form must be signed by borrower between the application date and loan closing date.

*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents)
COMMENT: 2024/XX/23: VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and loan closing date.

*** (OPEN) VA Funding Fee Error (Non-Borrower Paid):: Date Issued: 03/XX/2018 / Relative Sequence Num: 8
COMMENT: 2024/XX/23: Calculated VA upfront premium of $XXX does not match the VA funding fee premium collected on the Closing Disclosure of $XXX.
								2
*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
COMMENT: 2024/XX/23: Flood insurance policy not provided in file.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2024/XX/23: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three  business days prior to consummation.
											B	Yes	No		CA	3/XX/2018	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
812502261	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/24: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	Yes	Final HUD1	GA	2/XX/2015	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812502231	XXX	XXX	XXX	3	3
*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) XXX Certification is missing.: Disclosure: FHA - XXX Certification (Government Documents) - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2
								2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2024/XX/24: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2024/XX/24: Creditor did not provide HUD Settlement Cost Booklet.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2024/XX/24: Creditor did not provide Servicing Disclosure Statement.

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
COMMENT: 2024/XX/24: Individual Loan Originator and Originator company is not licensed at the time of loan review.

*** (OPEN) TILA NMLSR - Originator Company XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization XXX information on loan documents does not match NMLS.
COMMENT: 2024/XX/24: Individual Loan Originator and Originator company is not licensed at the time of loan review.
											B	Yes	Yes	Final HUD1	NY	11/XX/2014	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
812501830	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2004	UTD	UTD	XXX	$XXX
812500931	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2006	Refinance	Primary	XXX	$XXX
812500941	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	No	Yes	Final HUD1	MD	4/XX/2008	Purchase	Primary	XXX	$XXX
812500492	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	8/XX/2003	Refinance	UTD	XXX	$XXX
812500939	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	PA	11/XX/2007	Refinance	Primary	XXX	$XXX
812500940	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	2/XX/2008	Refinance	Primary	XXX	$XXX
812500950	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2011, 07/XX/2011, 06/XX/2011, 05/XX/2011, 04/XX/2011, 03/XX/2011, 02/XX/2011.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	8/XX/2011	Refinance	UTD	XXX	$XXX
812500432	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
											B	No	Yes	Final HUD1	OH	7/XX/2005	Purchase	Primary	XXX	$XXX
812500003	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2008, 01/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	VA	2/XX/2008	Refinance	Primary	XXX	$XXX
812500480	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	MI	5/XX/2003	Refinance	Primary	XXX	$XXX
812500917	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											D	Yes	No	Missing	NY	11/XX/2003	Refinance	Primary	XXX	$XXX
812500932	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	1			A	Yes	Yes	Final HUD1	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
812500933	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	KY	7/XX/2006	UTD	UTD	XXX	$XXX
812500947	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2011	Purchase	Primary	XXX	$XXX
812500943	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	1			A	Yes	Yes	Final HUD1	NY	12/XX/2009	Purchase	Primary	XXX	$XXX
812500478	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/2003	Refinance	Primary	XXX	$XXX
812500516	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2026/XX/11: Line 901 Prepaid Interest dates are not in line with the note date and are not valid dates.
											D	Yes	Yes	Estimated HUD1	VA	8/XX/2006	Refinance	Primary	XXX	$XXX
812500916	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL itemization did not disclose an Settlement fee of $XXX and Courier fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	10/XX/2003	Purchase	Primary	XXX	$XXX
812500002	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No
812500938	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
812500929	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2005	Purchase	Primary	XXX	$XXX
812500942	XXX	XXX	XXX	3		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.19384% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .19384%).  Non-Compliant High Cost Loan. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
											C	Yes	Yes	Final HUD1	NC	4/XX/2008	Refinance	Primary	XXX	$XXX
812500899	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2026/XX/10: Line 808 is a $XXX Escrow Holdback paid to the Lender. HUD-1 cannot be considered Final.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: HUD-1 line 808 is $XXX Escrow Holdback and was not disclosed as a prepaid finance charge. The under disclosure related to the payment streams is due to the TIL indicating the MI would drop off after 142 payment while the calculated drop off is after 153 payments.
											D	Yes	Yes	Estimated HUD1	NY	2/XX/2002	Purchase	Primary	XXX	$XXX
812500903	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL Itemization  did not disclose Homestead Attorney Fees $XXX  as a prepaid finance charge. hence getting same variance.
											B	Yes	Yes	Final HUD1	NY	3/XX/2003	Refinance	Primary	XXX	$XXX
812500935	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	9/XX/2006	Refinance	Primary	XXX	$XXX
812500919	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL Itemization  did not disclose Homestead Attorney Fees $XXX as a prepaid finance charge. hence getting same variance.
											B	Yes	Yes	Final HUD1	NY	1/XX/2004	Refinance	Primary	XXX	$XXX
812500139	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL itemization did not disclose an Settlement Fee $XXX &  Courier Fee $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	WV	11/XX/1999	Purchase	Primary	XXX	$XXX
812500056	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	MS	9/XX/2002	Refinance	Primary	XXX	$XXX
812500001	XXX	XXX	XXX	3		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/09: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2001, 05/XX/2001, 04/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	OH	6/XX/2001	Refinance	Primary	XXX	$XXX
812500906	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/1990 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	NY	6/XX/1990	Purchase	Primary	XXX	$XXX
812500900	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/09: TIL itemization did not disclose an Attorney's Fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	6/XX/2002	Refinance	Primary	XXX	$XXX
812500905	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/1993, 02/XX/1993, 01/XX/1993, 12/XX/1992, 11/XX/1992, 10/XX/1992, 09/XX/1992.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NY	3/XX/1993	UTD	UTD	XXX	$XXX
812500044	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/09: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	NC	5/XX/1995	Purchase	Primary	XXX	$XXX
812500913	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	NY	8/XX/1997	Purchase	Primary	XXX	$XXX
812500914	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1998 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	NY	8/XX/1998	Purchase	Primary	XXX	$XXX
812500912	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2001, 01/XX/2001, 12/XX/2000, 11/XX/2000, 10/XX/2000, 09/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2001	Purchase	Primary	XXX	$XXX
812500910	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/12: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1989 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1988 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/1989, 12/XX/1988, 11/XX/1988, 10/XX/1988, 09/XX/1988, 08/XX/1988, 07/XX/1988.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NY	1/XX/1989	Purchase	UTD	XXX	$XXX
812500949	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - XXX Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: Unable to determine reason for under disclosure in the total finance charges as the TIL form does not include payment streams.
											B	Yes	Yes	Final HUD1	NY	4/XX/2011	Purchase	Primary	XXX	$XXX
812500901	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2002	Purchase	Primary	XXX	$XXX
812500057	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/09: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/1994, 05/XX/1994, 04/XX/1994, 03/XX/1994, 02/XX/1994, 01/XX/1994, 12/XX/1993.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	OK	6/XX/1994	UTD	UTD	XXX	$XXX
812500904	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1990 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1990, 03/XX/1990, 02/XX/1990, 01/XX/1990, 12/XX/1989, 11/XX/1989, 10/XX/1989.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NC	4/XX/1990	Purchase	UTD	XXX	$XXX
812500920	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/10: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL itemization did not include $XXX Discount fee as a prepaid finance charge.
											B	No	Yes	Final HUD1	MD	3/XX/2004	Purchase	Primary	XXX	$XXX
812500911	XXX	XXX	XXX	2		*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) FHA MIP Error (Borrower Paid): COMMENT: 2026/XX/18: The UFMIP transmitted to FHA was $XXX but the HUD collected $XXX in UFMIP from the borrower at closing.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1990 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/1990, 08/XX/1990, 07/XX/1990, 06/XX/1990, 05/XX/1990, 04/XX/1990, 03/XX/1990.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	Final HUD1	NY	9/XX/1990	Purchase	UTD	XXX	$XXX
812500951	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: TIL itemization did not disclose $XXX Lender Inspection as a prepaid finance charge. The balance of the under disclosure is due to the payment streams resulting in $XXX more in finance charges. There is a $XXX Seller Concessions credit on page 1 of the HUD-1 but no breakdown was provided for the fees that should be covered so it has not been applied for testing purposes.
											B	Yes	Yes	Final HUD1	NY	2/XX/2012	Purchase	Primary	XXX	$XXX
812500930	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
812500909	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Illegible HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/1987, 06/XX/1987, 05/XX/1987, 04/XX/1987, 03/XX/1987, 02/XX/1987, 01/XX/1987.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	Yes	Illegible HUD1	NY	7/XX/1987	Purchase	UTD	XXX	$XXX
812500908	XXX	XXX	XXX	3		*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) FHA MIP Error (Borrower Paid): COMMENT: 2026/XX/17: The Closing Statement does not disclose the UFMIP.	3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Un-Stamped Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1987, 03/XX/1987, 02/XX/1987, 01/XX/1987, 12/XX/1986, 11/XX/1986, 10/XX/1986.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	Yes	Un-Stamped Title Co. Closing Statement	NY	4/XX/1987	Purchase	UTD	XXX	$XXX
812500954	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2013	Purchase	Primary	XXX	$XXX
812501054	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/10: Per the Loan Commitment and Approval, the Lender used 2.89% as the index. However the only index value available in the look back period is 2.97%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
812501055	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
812500937	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NY	2/XX/2007	Purchase	Primary	XXX	$XXX
812500009	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/09: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/09: The index the Lender used at origination was not provided in the file. The lowest index value available in the lookback period is 1.3375%.
											B	No	Yes	Final HUD1	CO	2/XX/2004	Purchase	Primary	XXX	$XXX
812500928	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	2/XX/2005	UTD	UTD	XXX	$XXX
812500456	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2001	Refinance	Primary	XXX	$XXX
812500555	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 14.75000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	IL	10/XX/2005	Refinance	Primary	XXX	$XXX
812500095	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/09: TIL itemization did not disclose $XXX Closing Service Letter, $XXX Monthly mortgage insurance collected in advance, $XXX Settlement and $XXX Courier fees as prepaid finance charges.
											B	No	Yes	Final HUD1	PA	7/XX/2005	Purchase	Primary	XXX	$XXX
812500553	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2006	Purchase	Primary	XXX	$XXX
812500422	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
812500371	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MO	5/XX/2006	Refinance	Primary	XXX	$XXX
812501411	XXX	XXX	XXX	2				2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MS	7/XX/2012	Refinance	Primary	XXX	$XXX
812500477	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	TX	8/XX/2003	Purchase	Primary	XXX	$XXX
812500372	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	ND	11/XX/2006	Refinance	Primary	XXX	$XXX
812501049	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2004	Purchase	Primary	XXX	$XXX
812500418	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	AR	10/XX/2004	Refinance	Primary	XXX	$XXX
812500443	XXX	XXX	XXX	3				3
*** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 9.05456% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2001). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2001) (an overage of $XXX or 1.05456%).  Non-Compliant High Cost Loan. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001. - EV2
											C	Yes	Yes	Final HUD1	MS	10/XX/2001	Refinance	Primary	XXX	$XXX
812500554	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NJ	12/XX/2004	Purchase	Primary	XXX	$XXX
812500944	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
											B	No	Yes	Final HUD1	NY	2/XX/2010	Purchase	Primary	XXX	$XXX
812500053	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	CA	11/XX/2007	Refinance	Investment	XXX	$XXX
812500070	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	7/XX/2006	UTD	UTD	XXX	$XXX
812500064	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	WA	12/XX/2006	Refinance	Primary	XXX	$XXX
812500488	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MD	9/XX/2005	Refinance	UTD	XXX	$XXX
812500378	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	CA	10/XX/2004	Refinance	Second Home	XXX	$XXX
812500420	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	7/XX/2005	UTD	UTD	XXX	$XXX
812500007	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	3/XX/2008	UTD	UTD	XXX	$XXX
812500672	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	3/XX/2005	Refinance	UTD	XXX	$XXX
812500075	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2005	UTD	UTD	XXX	$XXX
812501834	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2005	UTD	UTD	XXX	$XXX
812500655	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: The index the Lender used at origination was not provided in the file. The lowest index value available in the lookback period is 5.3706%.
											B	Yes	Yes	Final HUD1	NY	12/XX/2006	Refinance	Primary	XXX	$XXX
812501793	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2004	UTD	UTD	XXX	$XXX
812500130	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	5/XX/2002	Refinance	UTD	XXX	$XXX
812501835	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2007	UTD	UTD	XXX	$XXX
812500078	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2005	UTD	Primary	XXX	$XXX
812501727	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2004	UTD	UTD	XXX	$XXX
812501719	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2005	UTD	UTD	XXX	$XXX
812501778	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	12/XX/2006	UTD	UTD	XXX	$XXX
812500029	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
812501053	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
812500431	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MD	11/XX/2006	UTD	UTD	XXX	$XXX
812500398	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
812500083	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	3/XX/2007	UTD	UTD	XXX	$XXX
812500051	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
812500472	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	MD	12/XX/2005	Refinance	Primary	XXX	$XXX
812501829	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2004	UTD	UTD	XXX	$XXX
812501871	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2004	UTD	UTD	XXX	$XXX
812500093	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	VA	8/XX/2006	Refinance	Primary	XXX	$XXX
812501826	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2007	UTD	UTD	XXX	$XXX
812500048	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Approval indicates the index the Lender used was 4.69%. However, the only index available in the look back period is 4.73%.
											B	No	Yes	Final HUD1	NC	2/XX/2007	Purchase	Primary	XXX	$XXX
812500073	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2004	UTD	UTD	XXX	$XXX
812500700	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	7/XX/2004	Refinance	UTD	XXX	$XXX
812500079	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2006	UTD	UTD	XXX	$XXX
812500640	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and 1-4 Family Rider from origination and post-closing documents.	D		No
812500076	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	1/XX/2006	UTD	UTD	XXX	$XXX
812500625	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	4/XX/2003	Refinance	UTD	XXX	$XXX
812500115	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	ME	8/XX/2006	Purchase	UTD	XXX	$XXX
812501321	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2003	Refinance	Primary	XXX	$XXX
812501837	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2007	UTD	UTD	XXX	$XXX
812501817	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2007	UTD	UTD	XXX	$XXX
812501773	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2005	UTD	UTD	XXX	$XXX
812501748	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	MD	7/XX/2007	UTD	UTD	XXX	$XXX
812500194	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001, 02/XX/2001, 01/XX/2001, 12/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	6/XX/2001	Refinance	Primary	XXX	$XXX
812500080	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2006	UTD	UTD	XXX	$XXX
812501865	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2006	UTD	UTD	XXX	$XXX
812500674	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	3/XX/2005	UTD	UTD	XXX	$XXX
812501782	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing.
COMMENT: 2026/XX/13: Loan only has 1 payment due and includes 5 circumstances for when the loan will be considered due and payable.
											B	Yes	Yes	Final HUD1	CA	7/XX/2008	Refinance	Primary	XXX	$XXX
812501740	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
812500082	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	11/XX/2006	UTD	UTD	XXX	$XXX
812500081	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2006	UTD	Primary	XXX	$XXX
812501854	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Other Compliance Exception (Manual Add) - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Other Compliance Exception (Manual Add)
COMMENT: 2026/XX/12: The only Borrower on the note is not listed as having a vested interest on the Security Instrument and did not sign the Security Instrument.
											C	Yes	No	HELOC Agreement	NY	5/XX/2005	UTD	UTD	XXX	$XXX
812500390	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	5/XX/2005	UTD	UTD	XXX	$XXX
812501308	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2003	Refinance	Primary	XXX	$XXX
812501788	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2005	UTD	UTD	XXX	$XXX
812501754	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	6/XX/2005	UTD	UTD	XXX	$XXX
812500089	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	NH	8/XX/2007	UTD	UTD	XXX	$XXX
812500074	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2004	UTD	UTD	XXX	$XXX
812501039	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Approval indicates the Index the Lender used was 1.94%. However, the only Index available in the look back period is 2.02%.
											B	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
812501855	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	MD	10/XX/2006	UTD	UTD	XXX	$XXX
812501804	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2007	UTD	UTD	XXX	$XXX
812500077	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/16: File contains only the security instrument from origination and post closing documentation.	D	No	No	Missing			UTD	UTD
812501850	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2006	UTD	UTD	XXX	$XXX
812500392	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Investment occupancy with no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points and fees. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	Missing	CA	3/XX/2005	Refinance	Investment	XXX	$XXX
812501734	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	2/XX/2007	UTD	UTD	XXX	$XXX
812501784	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	Missing	NJ	3/XX/2006	Refinance	Investment	XXX	$XXX
812500063	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/1999, 08/XX/1999, 07/XX/1999, 06/XX/1999, 05/XX/1999, 04/XX/1999, 03/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	HELOC Agreement	AZ	9/XX/1999	UTD	UTD	XXX	$XXX
812500603	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument, 1-4 Family Rider and ARM Rider from origination and post-closing documents.	D		No
812500787	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	IL	5/XX/2003	Purchase	Primary	XXX	$XXX
812500387	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NC	11/XX/2005	Purchase	Primary	XXX	$XXX
812500430	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	RI	5/XX/2004	UTD	UTD	XXX	$XXX
812501251	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2003	Refinance	Primary	XXX	$XXX
812500638	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.
											B	No	Yes	Final HUD1	NY	12/XX/1994	Purchase	Primary	XXX	$XXX
812501045	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MD	5/XX/2006	Purchase	Primary	XXX	$XXX
812501802	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	3/XX/2007	UTD	UTD	XXX	$XXX
812500772	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	6/XX/2007	Purchase	UTD	XXX	$XXX
812501714	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NV	10/XX/2004	UTD	UTD	XXX	$XXX
812500071	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2007	UTD	UTD	XXX	$XXX
812500141	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	VA	8/XX/2004	Purchase	Primary	XXX	$XXX
812501809	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	12/XX/2006	UTD	UTD	XXX	$XXX
812500065	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	WA	5/XX/2007	UTD	UTD	XXX	$XXX
812501738	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	7/XX/2005	UTD	UTD	XXX	$XXX
812501325	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Unable to verify finance charge variance due to missing itemization of amount financed. Page 1 has a lender credit but the breakdown of the fees to be paid using that credit was not found so a waterfall was used to offset non prepaid finance charges first and then the balance to prepaid finance charges.
											B	Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
812500657	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/12: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
812501772	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	5/XX/2006	UTD	UTD	XXX	$XXX
812500370	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IN	12/XX/2006	Refinance	Primary	XXX	$XXX
812500644	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	4/XX/2003	UTD	UTD	XXX	$XXX
812501741	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2009, 07/XX/2009, 06/XX/2009, 05/XX/2009, 04/XX/2009, 03/XX/2009, 02/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2009	Refinance	UTD	XXX	$XXX
812500610	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.99000% contracts for a prepay term of 60 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	3/XX/2005	UTD	UTD	XXX	$XXX
812501718	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	11/XX/2005	UTD	UTD	XXX	$XXX
812501762	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	8/XX/2005	UTD	UTD	XXX	$XXX
812500599	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	10/XX/2004	UTD	UTD	XXX	$XXX
812500190	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	MO	9/XX/2003	Refinance	Primary	XXX	$XXX
812501824	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2005	UTD	UTD	XXX	$XXX
812501751	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
											D	No	No	Missing	FL	11/XX/2005	Refinance	Primary	XXX	$XXX
812501798	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	9/XX/2006	UTD	UTD	XXX	$XXX
812501847	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	11/XX/2007	UTD	UTD	XXX	$XXX
812501810	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	3/XX/2008	UTD	UTD	XXX	$XXX
812500369	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	3/XX/2008	Refinance	UTD	XXX	$XXX
812501864	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2007	UTD	UTD	XXX	$XXX
812500084	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2007	UTD	UTD	XXX	$XXX
812500092	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	VA	5/XX/2003	UTD	UTD	XXX	$XXX
812501752	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	PA	10/XX/2006	UTD	UTD	XXX	$XXX
812500389	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2026/XX/11: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL
											B	No	Yes	Final HUD1	FL	11/XX/2005	Purchase	Primary	XXX	$XXX
812500661	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and Prepayment Rider from origination and post-closing documents.	D		No		FL	3/XX/2005	Refinance	UTD
812501776	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2007	UTD	UTD	XXX	$XXX
812501759	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2006	UTD	UTD	XXX	$XXX
812501742	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2005	UTD	UTD	XXX	$XXX
812501730	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Illegible HUD1	SC	5/XX/2006	Refinance	Investment	XXX	$XXX
812501764	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	Missing	FL	11/XX/2003	Refinance	Investment	XXX	$XXX
812500182	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2003	Refinance	Primary	XXX	$XXX
812501825	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2005	UTD	UTD	XXX	$XXX
812501761	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	2/XX/2006	UTD	UTD	XXX	$XXX
812501320	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
812501860	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	1/XX/2006	UTD	UTD	XXX	$XXX
812500447	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	Final HUD1	MI	4/XX/2005	Purchase	UTD	XXX	$XXX
812501808	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2006	UTD	UTD	XXX	$XXX
812500442	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2003	Purchase	Primary	XXX	$XXX
812501836	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	5/XX/2007	UTD	UTD	XXX	$XXX
812500068	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2004	UTD	UTD	XXX	$XXX
812500061	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NC	9/XX/2007	UTD	UTD	XXX	$XXX
812500764	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
											B	No	Yes	Final HUD1	OR	1/XX/2006	Purchase	Primary	XXX	$XXX
812501796	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	GA	7/XX/2006	UTD	UTD	XXX	$XXX
812501318	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.19838% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .19838%).  Non-Compliant High-Cost Loans. - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 01/XX/2004 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 02/XX/2004, 01/XX/2004. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											C	Yes	Yes	Final HUD1	GA	2/XX/2004	Refinance	Primary	XXX	$XXX
812501048	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	KY	1/XX/2005	UTD	UTD	XXX	$XXX
812501807	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Investment occupancy with no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points and fees. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	No	Missing	OR	10/XX/2006	Refinance	Investment	XXX	$XXX
812501743	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NY	6/XX/2004	UTD	UTD	XXX	$XXX
812501028	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/13: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2009	Refinance	Primary	XXX	$XXX
812501814	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	AR	10/XX/2006	Refinance	UTD	XXX	$XXX
812500473	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	MI	12/XX/2005	Refinance	Primary	XXX	$XXX
812500494	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	LA	11/XX/2003	Purchase	Primary	XXX	$XXX
812500460	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	12/XX/2003	Refinance	UTD	XXX	$XXX
812500035	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TN	10/XX/2007	Purchase	Primary	XXX	$XXX
812501777	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	3/XX/2005	UTD	UTD	XXX	$XXX
812500399	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
812500026	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	IN	6/XX/2004	Purchase	Primary	XXX	$XXX
812501739	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	6/XX/2005	UTD	UTD	XXX	$XXX
812501840	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2007	UTD	UTD	XXX	$XXX
812500763	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	No	Yes	Final HUD1	OR	12/XX/2005	Refinance	Investment	XXX	$XXX
812501849	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/1999, 05/XX/1999, 04/XX/1999, 03/XX/1999, 02/XX/1999, 01/XX/1999, 12/XX/1998.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	HELOC Agreement	FL	6/XX/1999	UTD	UTD	XXX	$XXX
812501870	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	6/XX/2005	UTD	UTD	XXX	$XXX
812501298	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2004	Purchase	Primary	XXX	$XXX
812501255	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2004, 12/XX/2003, 11/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	CT	1/XX/2004	Purchase	Investment	XXX	$XXX
812500444	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	GA	2/XX/2005	Refinance	Primary	XXX	$XXX
812500630	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/2004	Purchase	Second Home	XXX	$XXX
812501715	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2007	UTD	UTD	XXX	$XXX
812500137	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2003	Purchase	Primary	XXX	$XXX
812501282	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2004	Refinance	Primary	XXX	$XXX
812501242	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	SC	8/XX/2003	Refinance	Primary	XXX	$XXX
812501794	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	No	HELOC Agreement	GA	8/XX/2006	UTD	Primary	XXX	$XXX
812500060	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	1/XX/2005	UTD	UTD	XXX	$XXX
812501319	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	MI	8/XX/2003	Refinance	Primary	XXX	$XXX
812501780	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	7/XX/2005	UTD	UTD	XXX	$XXX
812501867	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	VA	8/XX/2006	UTD	UTD	XXX	$XXX
812501811	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	8/XX/2005	UTD	UTD	XXX	$XXX
812501766	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	VA	5/XX/2006	UTD	UTD	XXX	$XXX
812501771	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2009, 12/XX/2008, 11/XX/2008, 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009. - EV2
											B	Yes	No	HELOC Agreement	IL	1/XX/2009	Refinance	Primary	XXX	$XXX
812501813	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	10/XX/2002	UTD	UTD	XXX	$XXX
812500072	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
812500629	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/13: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	CO	7/XX/2004	Purchase	Primary	XXX	$XXX
812501755	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
											B	No	No	HELOC Agreement	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
812500475	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	FL	12/XX/2005	Refinance	Primary	XXX	$XXX
812501723	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2004	UTD	UTD	XXX	$XXX
812501240	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CT	4/XX/2003	Refinance	Primary	XXX	$XXX
812500650	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	MO	6/XX/2004	Purchase	Primary	XXX	$XXX
812501731	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	GA	6/XX/2007	UTD	UTD	XXX	$XXX
812501285	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NC	4/XX/2004	Purchase	Primary	XXX	$XXX
812501448	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
812501783	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	4/XX/2004	UTD	UTD	XXX	$XXX
812500639	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No
812501838	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	4/XX/2007	UTD	UTD	XXX	$XXX
812500615	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	OK	11/XX/2004	Refinance	Primary	XXX	$XXX
812500168	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	MN	8/XX/2002	Refinance	Primary	XXX	$XXX
812500600	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	PA	1/XX/2007	Purchase	Primary	XXX	$XXX
812501857	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NC	7/XX/2006	UTD	UTD	XXX	$XXX
812501848	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	11/XX/2006	UTD	UTD	XXX	$XXX
812501856	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2004	UTD	UTD	XXX	$XXX
812501299	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	2/XX/2004	Purchase	Primary	XXX	$XXX
812501726	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NY	9/XX/2007	UTD	UTD	XXX	$XXX
812501832	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	MO	9/XX/2006	UTD	UTD	XXX	$XXX
812501737	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	TN	6/XX/2007	UTD	UTD	XXX	$XXX
812500678	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	CT	11/XX/2003	Refinance	Primary	XXX	$XXX
812500675	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	12/XX/2005	UTD	UTD	XXX	$XXX
812501046	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
812500067	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	11/XX/2004	UTD	UTD	XXX	$XXX
812500034	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008, 03/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	Final HUD1	PA	9/XX/2008	Purchase	UTD	XXX	$XXX
812500066	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2002, 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	11/XX/2002	UTD	UTD	XXX	$XXX
812501368	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2006	Purchase	Primary	XXX	$XXX
812500649	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2004	Refinance	Primary	XXX	$XXX
812501851	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	AZ	11/XX/2004	UTD	UTD	XXX	$XXX
812501269	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2003	Refinance	Primary	XXX	$XXX
812500170	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	8/XX/2002	UTD	UTD	XXX	$XXX
812500394	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2005	Purchase	Primary	XXX	$XXX
812500391	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2026/XX/11: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	TX	10/XX/2005	Purchase	Primary	XXX	$XXX
812500367	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	6/XX/2006	Purchase	Primary	XXX	$XXX
812500069	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	1/XX/2006	UTD	UTD	XXX	$XXX
812500474	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	OH	10/XX/2005	Purchase	Primary	XXX	$XXX
812500189	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	AL	6/XX/2005	Purchase	Primary	XXX	$XXX
812501235	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2006	Refinance	Primary	XXX	$XXX
812500601	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	11/XX/2005	UTD	UTD	XXX	$XXX
812500173	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2003	Refinance	Primary	XXX	$XXX
812500180	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	FL	2/XX/2004	Refinance	Primary	XXX	$XXX
812500395	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/11: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: Unable to determine under disclosure due to missing Itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	CA	3/XX/2005	Purchase	Primary	XXX	$XXX
812500595	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	5/XX/2004	UTD	UTD	XXX	$XXX
812501728	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	GA	8/XX/2006	UTD	UTD	XXX	$XXX
812500397	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	WI	2/XX/2006	Refinance	Investment	XXX	$XXX
812501750	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NC	4/XX/2006	UTD	UTD	XXX	$XXX
812500087	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	10/XX/2004	UTD	UTD	XXX	$XXX
812500613	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	3/XX/2005	Refinance	UTD	XXX	$XXX
812501733	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	VA	6/XX/2006	UTD	UTD	XXX	$XXX
812501167	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	NV	3/XX/2005	Refinance	Primary	XXX	$XXX
812501845	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	11/XX/2005	UTD	UTD	XXX	$XXX
812500023	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.20000% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2009, 10/XX/2009, 09/XX/2009, 08/XX/2009, 07/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2026/XX/11: The loan file contains the following third-party documentation:  1) income/asset verification (W-2, paystubs) 2) debts/liabilities verification and other mortgage obligations (none) 3) underwriting documentation/repayment ability analysis (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.20000% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2026/XX/11: The loan file contains the following third-party documentation:  1) income/asset verification (W-2, paystubs) 2) debts/liabilities verification and other mortgage obligations (none) 3) underwriting documentation/repayment ability analysis (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/18: Disclosed payment on Note does not correspond with the loan amount, loan term, interest rate and collection method on the loan.
											B	Yes	Yes	Final HUD1	PA	11/XX/2009	Refinance	Primary	XXX	$XXX
812500010	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/1998, 09/XX/1998, 08/XX/1998, 07/XX/1998, 06/XX/1998, 05/XX/1998, 04/XX/1998.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1998, prior to three (3) business days from transaction date of 10/XX/1998. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/1998	Refinance	Primary	XXX	$XXX
812501247	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No
812500024	XXX	XXX	XXX	2		*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) FHA MIP Error (Borrower Paid): COMMENT: 2026/XX/11: The HUD-1 disclosed the UFMIP from the closing instructions in the amount of $XXX as an Origination fee instead of UFMIP. *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	VA	4/XX/2003	Refinance	Primary	XXX	$XXX
812501234	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	Yes	Yes	Final HUD1	PA	4/XX/2006	Refinance	Primary	XXX	$XXX
812500481	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	No	Yes	Final HUD1	PA	7/XX/1999	Purchase	Primary	XXX	$XXX
812501842	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	No	HELOC Agreement	GA	1/XX/2007	UTD	Primary	XXX	$XXX
812501036	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 02/XX/2002, 01/XX/2002, 01/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	PA	3/XX/2002	Purchase	Primary	XXX	$XXX
812500388	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	NM	7/XX/2005	Refinance	Investment	XXX	$XXX
812501745	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	2/XX/2005	UTD	UTD	XXX	$XXX
812500011	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	7/XX/2006	Purchase	Primary	XXX	$XXX
812500196	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	OH	9/XX/2003	Refinance	Primary	XXX	$XXX
812501823	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	11/XX/2006	UTD	UTD	XXX	$XXX
812500702	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and 1-4 Family Rider from origination and post-closing documents.	D		No
812500386	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	TX	2/XX/2005	Purchase	Investment	XXX	$XXX
812501032	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997, 07/XX/1997, 06/XX/1997, 05/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	AZ	10/XX/1997	Refinance	Primary	XXX	$XXX
812501725	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											B	No	No	HELOC Agreement	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
812500129	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2001, 10/XX/2001, 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	AZ	11/XX/2001	Refinance	UTD	XXX	$XXX
812501272	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XX.XX% exceeds 80% of $XXX (the value reflected on the valuation). - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit as required by Section 50(g). - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.32983% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.32983%.) - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											C	Yes	Yes	Final HUD1	TX	12/XX/2004	Refinance	Primary	XXX	$XXX
812501286	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2001, 06/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IL	6/XX/2001	Refinance	Primary	XXX	$XXX
812500445	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	PA	7/XX/2004	Purchase	UTD	XXX	$XXX
812501827	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	NC	3/XX/2006	UTD	UTD	XXX	$XXX
812500608	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/13: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	TX	11/XX/2006	Purchase	Investment	XXX	$XXX
812500428	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2001, 11/XX/2001, 10/XX/2001, 10/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: TIL Itemization under disclosed the $XXX prepaid interest as only $XXX and did not disclose $XXX Photocopy/Fax fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	12/XX/2001	Purchase	Primary	XXX	$XXX
812500167	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	8/XX/2002	UTD	UTD	XXX	$XXX
812500368	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	IN	7/XX/2005	Refinance	Primary	XXX	$XXX
812500641	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/11: File contains only a Security Instrument, 1-4 Family Rider, Condo Rider  and ARM Rider from origination and post-closing documents.
											D		No		MI	8/XX/2005	UTD	UTD
812501846	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	12/XX/2006	UTD	UTD	XXX	$XXX
812501757	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	SC	3/XX/2008	Refinance	Primary	XXX	$XXX
812500125	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/11: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 02/XX/2002, 01/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	GA	3/XX/2002	Purchase	Primary	XXX	$XXX
812500616	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	12/XX/2005	Purchase	UTD	XXX	$XXX
812500668	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	3/XX/2005	Purchase	UTD	XXX	$XXX
812500691	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1997 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/1997, 02/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	CA	2/XX/1997	Refinance	Investment	XXX	$XXX
812500366	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	IN	11/XX/2003	Purchase	Primary	XXX	$XXX
812501366	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	9/XX/2001	Refinance	UTD	XXX	$XXX
812500036	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2000, 03/XX/2000, 02/XX/2000, 01/XX/2000, 12/XX/1999, 11/XX/1999, 10/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	4/XX/2000	UTD	UTD	XXX	$XXX
812500171	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	6/XX/2002	Refinance	UTD	XXX	$XXX
812500677	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No		IN	7/XX/2004	UTD	UTD
812501273	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	TX	3/XX/2006	Refinance	Investment	XXX	$XXX
812501841	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	MO	1/XX/2006	UTD	UTD	XXX	$XXX
812500193	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .01685%. APR of 11.14685% exceeds a threshold of 11.13000% based on the US Treasury for comparable maturities of 3.13000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3

*** (OPEN) (State High Cost) North Carolina High-Cost Loan (Calculated APR/Rate): North Carolina Anti-Predatory Lending Law: APR Threshold is exceeded by .01685%. APR of 11.14685% exceeds a threshold of 11.13000% based on the US Treasury for comparable maturities of 3.13000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 07/XX/2003 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 07/XX/2003. - EV3

*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 4 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	NC	11/XX/2003	Refinance	Primary	XXX	$XXX
812500766	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TN	3/XX/2004	Purchase	UTD	XXX	$XXX
812500385	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Disparity in Occupancy - High Cost as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											C	No	Yes	Final HUD1	GA	2/XX/2005	Refinance	Investment	XXX	$XXX
812500177	XXX	XXX	XXX	3				3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.00515% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.00515%.) - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											C	Yes	Yes	Final HUD1	TX	9/XX/2003	Refinance	Primary	XXX	$XXX
812500696	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 07/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2004	Purchase	Primary	XXX	$XXX
812501305	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	MN	9/XX/2003	Refinance	Primary	XXX	$XXX
812500200	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	AL	11/XX/1999	Purchase	Primary	XXX	$XXX
812501037	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	OK	9/XX/2006	Purchase	UTD	XXX	$XXX
812500123	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and a Balloon Rider from origination and post-closing documents.	D		No
812500192	XXX	XXX	XXX	2				2
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: Approval indicates the Index used was 3.160%. The closest Index available in the look back period is 3.4088%.
											B	Yes	Yes	Final HUD1	TX	6/XX/2005	Refinance	Primary	XXX	$XXX
812501765	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	GA	9/XX/2006	UTD	UTD	XXX	$XXX
812501263	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2001, 04/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2001	Refinance	Primary	XXX	$XXX
812501252	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	WA	7/XX/2003	Refinance	Primary	XXX	$XXX
812500166	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IN	8/XX/2002	UTD	UTD	XXX	$XXX
812500694	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and ARM Rider from origination and post-closing documents.	D		No			10/XX/2001	UTD	UTD
812500609	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	LA	5/XX/2003	Purchase	UTD	XXX	$XXX
812501231	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	No	Missing	MS	9/XX/2007	Refinance	Primary	XXX	$XXX
812500690	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No
812500622	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	SC	1/XX/2003	Refinance	Primary	XXX	$XXX
812501254	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/12: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 02/XX/2003, 01/XX/2003, 01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2003	Refinance	Primary	XXX	$XXX
812501753	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	No	HELOC Agreement	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
812501293	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 03/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
812500393	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	TX	4/XX/2005	Purchase	Investment	XXX	$XXX
812501450	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	6/XX/2007	Purchase	Primary	XXX	$XXX
812501233	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2007	Refinance	Primary	XXX	$XXX
812501297	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
COMMENT: 2026/XX/12: All copies of the HUD-1 provided for review are cutoff on the left. Fee names are not legible. No testing can be performed.
											D	Yes	No	Missing	LA	9/XX/2004	Refinance	Primary	XXX	$XXX
812500623	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2002, 11/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	TN	12/XX/2002	Refinance	Investment	XXX	$XXX
812501260	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 03/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	NC	3/XX/2003	Refinance	Primary	XXX	$XXX
812500703	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/18: File contains only a Security Instrument from origination and post-closing documents.	D		No			11/XX/2001
812500654	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	10/XX/2003	Refinance	UTD	XXX	$XXX
812500670	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Interest and Usury Prepayment Penalty: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MD	6/XX/2004	Refinance	UTD	XXX	$XXX
812500659	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2004	Purchase	Primary	XXX	$XXX
812501239	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.03265% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2004). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2004) (an overage of $XXX or .03265%).  Non-Compliant High Cost Loan. - EV3

*** (OPEN) (State High Cost) Texas High-Cost Loan (Points and Fees): Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of 8.03458% is in excess of the allowable maximum of the greater of 8.00000% of the Total Loan Amount and $XXX (2004). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2004) (an overage of $XXX or .03458%).  Non-Compliant High Cost Loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 9.50002% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 6.50002%.) - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 05/XX/2004 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable XXX title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Unable to verify finance charge variance due to missing itemization of amount financed. Under disclosure appears to be related.
											C	Yes	Yes	Final HUD1	TX	6/XX/2004	Refinance	Primary	XXX	$XXX
812500124	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/11: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 02/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	MO	3/XX/2002	Purchase	Primary	XXX	$XXX
812500605	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	OK	6/XX/2005	Purchase	Primary	XXX	$XXX
812500664	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MO	3/XX/2005	UTD	UTD	XXX	$XXX
812500695	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	NC	11/XX/2001	Refinance	Primary	XXX	$XXX
812501758	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	8/XX/2003	UTD	UTD	XXX	$XXX
812501844	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	IL	9/XX/2006	UTD	UTD	XXX	$XXX
812500127	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument and Prepayment Rider from origination and post-closing documents.	D		No
812500199	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/1999, 06/XX/1999, 05/XX/1999, 04/XX/1999, 03/XX/1999, 02/XX/1999, 01/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TN	7/XX/1999	Purchase	UTD	XXX	$XXX
812500647	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/1999, 08/XX/1999, 08/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	AL	9/XX/1999	Refinance	Primary	XXX	$XXX
812500483	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	VA	3/XX/1999	Refinance	Primary	XXX	$XXX
812500197	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2001, 02/XX/2001, 01/XX/2001, 12/XX/2000, 11/XX/2000, 10/XX/2000, 09/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	KS	3/XX/2001	Purchase	Primary	XXX	$XXX
812501268	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	KS	10/XX/2003	Refinance	Primary	XXX	$XXX
812501749	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	1/XX/2007	UTD	UTD	XXX	$XXX
812501449	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	IN	3/XX/2006	Refinance	Primary	XXX	$XXX
812500626	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OK	1/XX/2006	UTD	UTD	XXX	$XXX
812500606	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	6/XX/2004	UTD	UTD	XXX	$XXX
812501232	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2002	Refinance	Primary	XXX	$XXX
812501241	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MS	4/XX/2005	Purchase	Primary	XXX	$XXX
812501833	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NM	10/XX/2005	UTD	UTD	XXX	$XXX
812500618	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997, 07/XX/1997, 06/XX/1997, 05/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/1997	Purchase	UTD	XXX	$XXX
812500169	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	8/XX/2002	UTD	UTD	XXX	$XXX
812500122	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/1998, 01/XX/1998, 12/XX/1997, 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	FL	2/XX/1998	Purchase	Primary	XXX	$XXX
812501859	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2001, 12/XX/2000, 11/XX/2000, 10/XX/2000, 09/XX/2000, 08/XX/2000, 07/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	GA	1/XX/2001	UTD	Primary	XXX	$XXX
812500396	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	NY	7/XX/2005	Purchase	Investment	XXX	$XXX
812500482	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1999, 03/XX/1999, 02/XX/1999, 01/XX/1999, 12/XX/1998, 11/XX/1998, 10/XX/1998.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	VA	4/XX/1999	Refinance	UTD	XXX	$XXX
812500604	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/12: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2000, 05/XX/2000, 04/XX/2000, 03/XX/2000, 02/XX/2000, 01/XX/2000, 12/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	6/XX/2000	UTD	UTD	XXX	$XXX
812500665	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument, ARM Rider and Prepayment Rider from origination and post-closing documents.	D		No
812500671	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only a Security Instrument from origination and post-closing documents.	D		No
812500651	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/1998, 01/XX/1998, 12/XX/1997, 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	AL	2/XX/1998	Purchase	UTD	XXX	$XXX
812500701	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/11: File contains only post-closing documents.	D		No
812500611	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2026/XX/11: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/1994, 11/XX/1994, 10/XX/1994, 09/XX/1994, 08/XX/1994, 07/XX/1994, 06/XX/1994.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TX	12/XX/1994	Purchase	UTD	XXX	$XXX
812500530	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/12: Disclosed payment on Note does not correspond with the loan amount, loan term, interest rate and collection method on the loan.
											B	Yes	Yes	Final HUD1	AL	6/XX/2006	Refinance	Primary	XXX	$XXX
812500536	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
812500175	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CO	8/XX/2003	Refinance	Primary	XXX	$XXX
812501236	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	VA	12/XX/2006	Refinance	UTD	XXX	$XXX
812500642	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MI	5/XX/2003	UTD	UTD	XXX	$XXX
812500535	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a XXX/XXX form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	PA	9/XX/2002	Refinance	Primary	XXX	$XXX
812500174	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	AR	11/XX/2002	Refinance	Primary	XXX	$XXX
812500042	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2026/XX/09: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2001 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2001	Purchase	Primary	XXX	$XXX
812500149	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	7/XX/2005	Refinance	UTD	XXX	$XXX
812500556	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3 *** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2026/XX/10: Rate lock agreement is not provided

*** (OPEN) Missing Document: General Services Administration (GSA) not provided
COMMENT: 2026/XX/10: Missing General services administration (GSA) disclosure is not provided

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/24: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/24: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/24: Calculated PITIA months reserves of 1.42 is less than Guideline PITIA months reserves of 3.00.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/10: Rate Lock Date not provided

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/24: Waterfall due to reserve requirements are not met

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/24: Waterfall due to reserve requirements are not met
											B	Yes	No		NC	10/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500537	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/11: Missing bank statement to satisfy the reserve requirements.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/11: Calculated CLTV exceeds the threshold guideline requirement.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/11: Calculated LTV exceeds the threshold guideline requirement.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/11: Missing bank statement to satisfy the reserve requirements.

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2026/XX/11: Initial HUD Addendum 92900-A is missing.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/11: Waterfall due to Missing bank statement to satisfy the reserve requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/11: Missing bank statement to satisfy the reserve requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/11: Missing bank statement to satisfy the reserve requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/11: Initial rate lock document is missing.
											C	Yes	Yes	Final HUD1	VA	2/XX/2015	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
812500541	XXX	XXX	XXX	3	2	*** (OPEN) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV2 *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV2	*** (OPEN) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> COMMENT: 2026/XX/11: Income document missing in file. *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> COMMENT: 2026/XX/11: Income document missing in file.	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset,Title, Credit, Fraud, Loan Estimate, Closing Disclosure, Valuation,and Disclosure are missing.
											D		No		VA	10/XX/2017	Purchase	Primary	XXX	$XXX
812500540	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset, Credit, Fraud, Loan Estimate, Closing Disclosure, Valuation,and Disclosure are missing.
											D		No		VA	8/XX/2016	Purchase	Investment	XXX	$XXX		N/A
812500539	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) VA - Escape Clause was provided at or after closing.: Disclosure: VA - Escape Clause (Government Documents) - EV3

*** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. - EV3

*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2

*** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
							*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2026/XX/24: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX due to insufficient asset	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/24: Loan designation waterfall due to insufficient asset in file to cover reserve requirement.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/24: Waterfall due to insufficient asset in file to cover reserve requirement.
											B	Yes	Yes	Final HUD1	VA	10/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500546	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset, Credit, Fraud, LE, CD, Valuation, Hazard, Flood and Disclosure are missing.	D		No	Final HUD1	NC	5/XX/2019		Primary	XXX	$XXX
812500545	XXX	XXX	XXX	3	2	*** (OPEN) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV2 *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV2	*** (OPEN) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> COMMENT: 2026/XX/11: Income document missing in file. *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> COMMENT: 2026/XX/11: Income document missing in file.	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset, Credit, Fraud, LE, CD, Valuation, Hazard, Flood and Disclosure are missing.	D		No	Final HUD1	SC	10/XX/2019	Purchase	Primary	XXX	$XXX
812500538	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) USDA MI Error (Borrower Paid): - EV3

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2

*** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (CLEARED) Asset documentation requirements not met. - EV1
							*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2026/XX/11: Rate Lock date is not provided. *** (CLEARED) Asset documentation requirements not met. COMMENT: 2026/XX/26: Reserves required of 3 months, not provided.	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
COMMENT: 2026/XX/11: Rate Lock date is not provided.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/26: Waterfall due to LTV is exceeds the guidelines.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/26: Assets required 3 months of reserves, not provided.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/26: Waterfall due to LTV is exceeds the guidelines.
											B	Yes	Yes	Final HUD1	VA	9/XX/2015	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500543	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset, Credit, Fraud, LE, CD, Valuation, Hazard, Flood and Disclosure are missing.	D		No		GA	4/XX/2018	Refinance	Primary	XXX	$XXX
812500544	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (WAIVED) Guideline Requirement: Combined loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster.
COMMENT: 2026/XX/11: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2026/XX/11: Insurance coverage is insufficient by $XXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.

*** (WAIVED) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/24: The borrower's CLTV is XX.XX% and the program limit is 90.00%, Lender exception was not provided.

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/24: The borrower's LTV is XX.XX% and the program limit is 90.00%, Lender exception was not provided.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/24: Additional assets required $XXX to support Cash from Borrower $XXX.
								2
*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7593) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2017)
COMMENT: 2026/XX/11: Application date is 10/XX/2017, earliest Loan Estimate in file is 11/XX/2017.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7593)
COMMENT: 2026/XX/11: VA Funding Fee increased on 05/XX/2018 Closing Disclosure with no valid change evident.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2026/XX/11: Loan Discount Points Fee was added on loan estimate issued 04/XX/2018, with no valid change evident.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/24: Waterfall due to additional assets required $XXX to support Cash from Borrower $XXX.

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/24: Waterfall due to additional assets required $XXX to support Cash from Borrower $XXX.
											B	Yes	No		NC	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500542	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2026/XX/11: XXX Non-QM guidelines LTV max exceeded. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2026/XX/11: XXX Non-QM guidelines LTV max exceeded.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/03/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
COMMENT: 2026/XX/11: No match for LO per XXX registry.

*** (OPEN) TILA NMLSR - Individual Originator XXX information on documents does not match XXX website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2026/XX/11: No match for LO per XXX registry.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/03/XX/2017)
COMMENT: 2026/XX/11: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2017)
COMMENT: 2026/XX/11: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2026/XX/11: Appraisal Re-Inspection Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2026/XX/11: Appraisal Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2026/XX/11: Extension Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.
											B	Yes	No		TN	3/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
812500734	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close on the HUD-1. - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2
							*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2026/XX/11: Purchase price is $XXXk loan amount is $XXX calculating LTV to exceed 90% guideline LTV/CLTV at XX.XX% *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2026/XX/11: Purchase price is $XXXk loan amount is $XXX calculating LTV to exceed 90% guideline LTV/CLTV at XX.XX%	3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/11: Due to reserve requirement not met

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/11: Due to reserve requirement not met
											C	Yes	Yes	Final HUD1	PA	9/XX/2014	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
812500974	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1986 - EV3

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV2

*** (OPEN) 1003 Error: Current State  was not provided: Borrower: XXX - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/12: Verified Asset as per the document is $XXX however Cash from Borrower required is $XXX. Required recent 2 months consecutive bank statements for the acc ending #XXX; #XXX and #XXX.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/12: Verified Asset as per the document is $XXX however Cash from Borrower required is $XXX. Required recent 2 months consecutive bank statements for the acc ending #XXX; #XXX and #XXX.

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
COMMENT: 2026/XX/12: Borrower is Non-Permanent Resident Alien, who lives in XXX. No supporting documents were provided.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2026/XX/12: Waterfall due to Income and Asset documentation requirement not met.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2026/XX/12: Initial Rate lock agreement was not provided.

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2026/XX/12: Borrower is Non-Permanent Resident Alien. No supporting documents were provided.

*** (OPEN) REO Documents are missing.: Address: XXX
COMMENT: 2026/XX/12: Tax and Insurance were not provided for the Primary property XXX.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1986
COMMENT: 2026/XX/12: Verification of Employment was not provided within 10 business days prior to Note date.

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
COMMENT: 2026/XX/12: Borrower is Non-Permanent Resident Alien, who lives in XXX. No supporting documents were provided.

*** (OPEN) 1003 Error: Current State  was not provided: Borrower: XXX
COMMENT: 2026/XX/12: Borrower is Non-Permanent Resident Alien, who lives in XXX.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2019, 05/XX/2019, 04/XX/2019, 03/XX/2019, 02/XX/2019, 01/XX/2019, 12/XX/2018.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/12: Waterfall due to Income and Asset documentation requirement not met.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2026/XX/12: Credit and Fraud Report was not provided.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to Income documentation requirement not met.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to Income documentation requirement not met.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/12: Waterfall due to Income and Asset documentation requirement not met.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/12: Waterfall due to Income and Asset documentation requirement not met.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/12: Initial Rate lock agreement was not provided.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2026/XX/12: Waterfall due to Income and Asset documentation requirement not met.

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2019, 05/XX/2019, 04/XX/2019, 03/XX/2019, 02/XX/2019, 01/XX/2019, 12/XX/2018.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
COMMENT: 2026/XX/12: Initial application date was not provided.

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2026/XX/12: Initial application date was not provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2026/XX/12: Initial Loan Estimate was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/12: Initial Closing Disclosure was not provided.
											C	No	No		CA	6/XX/2019	Refinance	Second Home	XXX	$XXX		Non QM	ATR Fail
812500971	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Occupancy Certificate not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2005 - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/12: Bank statements are missing to verify reserve requirements.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2026/XX/12: Credit Report is missing in file.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/12: Bank statements are missing in file to verify asset requirement.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2026/XX/12: Bank statements are missing to verify reserve requirements.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2026/XX/12: 4506-T (2018), Paystubs, VVOE - Employment Only are missing file for borrower.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2026/XX/12: Initial Rate Lock rate date is missing.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2026/XX/12: Approval is missing.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2026/XX/12: Credit Report is missing.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2026/XX/12: Fraud Report is missing.

*** (OPEN) Missing Document: Occupancy Certificate not provided
COMMENT: 2026/XX/12: Occupancy Certificate is missing.

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2026/XX/12: Purchase Agreement / Sales Contract is missing.

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2026/XX/12: Verification of Non-US Citizen Status is missing.

*** (OPEN) REO Documents are missing.: Address: XXX, CA
COMMENT: 2026/XX/12: HOA Verification, Statement, Tax Verification are missing on XXX

*** (OPEN) REO Documents are missing.: Address: XXX,
COMMENT: 2026/XX/12: Insurance Verification, Tax Verification are missing on XXX.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2005
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation.
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation & Bank statements are missing to verify reserve requirements.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2026/XX/12: Credit report is missing in file.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation & Bank statements are missing to verify reserve requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation & Bank statements are missing to verify reserve requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation & Bank statements are missing to verify reserve requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/12: Initial rate lock document is missing.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2026/XX/12: Income documents are missing to verify income calculation & Bank statements are missing to verify reserve requirements.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2026/XX/12: 1003 Initial - Lender's are missing.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2026/XX/12: Loan Estimate is missing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/12: Final CD received by the borrower less than 3 business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/12: Initial 1003, Approval, 1008, Income, Asset, LE, Credit Report are missing.
											C	No	No		CA	2/XX/2019	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
812500977	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Occupancy Certificate not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2007 - EV3

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV2

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2026/XX/12: Evidence of the Borrowers Identification, Employment and Credit are missing.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2026/XX/12: Waterfall due to missing 4506 -Cs, income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) Income documentation requirements not met.
COMMENT: 2026/XX/12: Waterfall due to missing income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2026/XX/12: The Rate Lock confirmation is missing.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2026/XX/12: The Approval is missing from the loan file.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2026/XX/12: Evidence stating the Borrower is a Foreign National and a credit report is unavailable is missing.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2026/XX/12: A Fraud Report is missing from the loan file.

*** (OPEN) Missing Document: Occupancy Certificate not provided
COMMENT: 2026/XX/12: An Occupancy Report reflecting the subject as a Second Home is missing.

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2026/XX/12: The 1003 reflects the Borrower as a Permanent Resident Alien.  However, the Guides describe a Foreign National is a person who lives and works outside the United States, and this is how it appears on the 1003.

*** (OPEN) REO Documents are missing.: Address: XXX,
COMMENT: 2026/XX/12: The current primary housing expense verification is missing from the loan file.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2007
COMMENT: 2026/XX/12: Waterfall due to missing VVOE dated within 10 business days of note date
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2020, 12/XX/2019, 11/XX/2019, 10/XX/2019, 09/XX/2019, 08/XX/2019, 07/XX/2019.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) XXX - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/12: Loan designation waterfall due to missing income verification docs

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2026/XX/12: Waterfall due to missing Borrower identification and Credit report docs.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to missing income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to missing income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/12: Waterfall due to missing income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/12: Waterfall due to missing income verification docs- W2, paystubs, VVOE dated within 10 business days of note date

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2026/XX/12: The Loan Estimate acknowledged by the Borrower within three business days from the application date is missing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/12: The Initial Closing Disclosure not acknowledged by the Borrower at least three business days prior to closing is missing.
											C	No	No		CA	1/XX/2020	Refinance	Second Home	XXX	$XXX		Non QM	ATR Fail
812500759	XXX	XXX	XXX	2	1			2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/11: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2026/XX/11: Initial TIL was not sent within three (3) business days of the creditor application date.
											B	Yes	Yes	Final HUD1	TN	10/XX/2015	Refinance	Primary	XXX	$XXX		Non QM	Non QM
812500979	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019 - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/12: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX. Bank statement for assets not found in file

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2026/XX/12: Waterfall due to Credit report is not provided

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/12: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.Bank statements with account numbers XXX and XXX to verify assets not found in file

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2026/XX/12: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2026/XX/12: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 90.00000%.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with paystub and VVOE dated within 10 business days and recent paystub documents

*** (OPEN) Income documentation requirements not met.
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2026/XX/12: Rate lock is not provided

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2026/XX/12: Approval document is not provided

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2026/XX/12: Credit report is not provided

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2026/XX/12: Fraud report is not provided

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2026/XX/12: Purchase contract/ Sales agreement is missing

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2026/XX/12: Verification of non US citizenship document is not provided , required Passport/VISA/Employment authorization documents

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents
								3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/12: Loan designation waterfall due to missing most recent 2 years 4506-C and W-2 along with paystub and VVOE dated within 10 business days and recent paystub documents

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/12: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/12: Waterfall due to missing most recent 2 years 4506-C and W-2 along with VVOE within 10 business days and recent paystub documents

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/12: Rate Lock Date not provided

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2026/XX/12: Initial with signed and dated loan application (1003) not provided

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2026/XX/12: Loan Estimate not provided

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/12: Loan Estimate not provided
											C	Yes	No		TN	7/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
812500205	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/12: Tape reflects XXX loan amount.  Note, Security Instrument in file are for XXX.  Please provide Note and Mortgage for 60,200, 1003, GFE/HUD, Appraisal report, Title report, Asset are missing.
											D		No	Missing	AR	7/XX/2014	Refinance	Primary	XXX	$XXX
812500179	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Note, Security Instrument, Asset, Fraud, LE, CD, Valuation, Hazard, Flood and Disclosure are missing.
											D		No	Missing	TX	8/XX/2014	Purchase	Primary	XXX	$XXX		Non QM
812500534	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/12: 1003, Approval, AUS,1008, Income, Asset, Credit, Fraud, LE, CD, Valuation, Hazard, Flood and Disclosure are missing.	D		No		FL	4/XX/2020		Primary	XXX	$XXX
812500005	XXX	XXX	XXX	2				2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2014, 01/XX/2014, 12/XX/2013, 12/XX/2013.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO XXX license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company XXX does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization XXX information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company XXX license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company XXX license due to missing information. - EV2

*** (OPEN) Safe Act XXX - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2026/XX/12: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											B	Yes	Yes	Final HUD1	GA	2/XX/2014	Refinance	Primary	XXX	$XXX